FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04149
                                                     ---------

                             FRANKLIN TAX-FREE TRUST
                             -----------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end: 2/28
                         ----

Date of reporting period: 5/31/08
                          -------


Item 1. Schedule of Investments.

Franklin Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2008

CONTENTS

Franklin Alabama Tax-Free Income Fund.....................................     3
Franklin Arizona Tax-Free Income Fund.....................................     7
Franklin Colorado Tax-Free Income Fund....................................    13
Franklin Connecticut Tax-Free Income Fund.................................    18
Franklin Double Tax-Free Income Fund......................................    22
Franklin Federal Intermediate-Term Tax-Free Income Fund...................    26
Franklin Federal Limited-Term Tax-Free Income Fund........................    35
Franklin Florida Tax-Free Income Fund.....................................    40
Franklin Georgia Tax-Free Income Fund.....................................    48
Franklin High Yield Tax-Free Income Fund..................................    53
Franklin Insured Tax-Free Income Fund.....................................    79
Franklin Kentucky Tax-Free Income Fund....................................    96
Franklin Louisiana Tax-Free Income Fund...................................   100
Franklin Maryland Tax-Free Income Fund....................................   104
Franklin Massachusetts Insured Tax-Free Income Fund.......................   108
Franklin Michigan Insured Tax-Free Income Fund............................   112
Franklin Minnesota Insured Tax-Free Income Fund...........................   120
Franklin Missouri Tax-Free Income Fund....................................   126
Franklin New Jersey Tax-Free Income Fund..................................   132
Franklin North Carolina Tax-Free Income Fund..............................   140
Franklin Ohio Insured Tax-Free Income Fund................................   147
Franklin Oregon Tax-Free Income Fund......................................   160
Franklin Pennsylvania Tax-Free Income Fund................................   167
Franklin Virginia Tax-Free Income Fund....................................   174
Selected Portfolio Abbreviations..........................................   179
Notes to Statements of Investments........................................   180

                     (FRANKLIN TEMPLETON INVESTMENTS LOGO)
                         FRANKLIN TEMPLETON INVESTMENTS

                      FRANKLIN - Templeton - Mutual Series


                    Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS 95.5%
    MUNICIPAL BONDS 95.5%
    ALABAMA 87.4%
    Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured, 5.625%,
       9/01/24 .............................................................................   $      2,500,000   $     2,607,050
    Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
       AMBAC Insured, 5.25%, 8/15/24 .......................................................          1,755,000         1,810,107
    Alabama State Docks Department Docks Facilities Revenue, MBIA Insured, Pre-Refunded,
       5.50%, 10/01/22 .....................................................................          1,000,000         1,031,950
    Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,
       5/01/38 .............................................................................          1,545,000         1,561,532
    Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A,
       AMBAC Insured, 5.00%, 8/15/23 .......................................................          4,435,000         4,555,987
    Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24 ........................          3,470,000         3,735,386
    Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 .................................          2,055,000         2,092,257
    Athens GO, wts., XLCA Insured, 5.00%, 2/01/36 ..........................................          2,560,000         2,607,104
    Auburn GO, Refunding, FSA Insured, 5.00%, 1/01/24 ......................................          1,500,000         1,526,745
    Auburn University General Fee Revenue,
       AMBAC Insured, 5.00%, 6/01/34 .......................................................          2,000,000         2,021,640
       Auburn University, Series A, FSA Insured, 5.00%, 6/01/38 ............................          8,000,000         8,239,360
    Auburn University Revenues, Athletic, Series A, FSA Insured, 5.00%, 4/01/32 ............          2,000,000         2,043,420
    Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ........................................          1,990,000         1,961,046
    Birmingham GO, Capital Improvement, Series B, AMBAC Insured, Pre-Refunded, 5.00%,
       12/01/32 ............................................................................          2,500,000         2,711,925
    Birmingham Southern College Private Educational Building Authority Tuition Revenue,
       Refunding, 5.35%, 12/01/19 ..........................................................          1,000,000         1,002,270
    Butler County Public Education Cooperative District, Series A, XLCA Insured, 5.00%,
       7/01/37 .............................................................................          9,025,000         8,861,738
    Central Elmore Water and Sewer Authority Revenue, Water, MBIA Insured, 5.00%, 1/01/29 ..          4,290,000         4,415,139
    Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, Pre-Refunded, 5.875%,
       12/01/23 ............................................................................          4,000,000         4,300,000
    Coffee County PBA, Building Revenue, MBIA Insured, 5.00%, 9/01/27 ......................          2,145,000         2,250,212
    Cullman and Jefferson Counties Gas District Gas Revenue, MBIA Insured, 5.85%, 7/01/24 ..          2,000,000         2,142,140
    DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36 ..............          7,000,000         6,762,910
    East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put
       9/01/18,
       Series A, 5.25%, 9/01/36 ............................................................          5,000,000         4,995,650
       Series B, 5.50%, 9/01/33 ............................................................          4,500,000         4,534,650
    Etowah County Board of Education Special Tax, School wts., FSA Insured, 5.00%,
       9/01/24 .............................................................................          4,235,000         4,372,510
       9/01/28 .............................................................................          2,000,000         2,046,100
       9/01/33 .............................................................................          2,500,000         2,542,450
    Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 ...........................          1,500,000         1,526,505
    Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
       9/01/14 .............................................................................          2,000,000         2,042,440
    Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 ...........................          1,415,000         1,452,172
    Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ....................          2,000,000         2,046,120
    Houston County Health Care Authority Revenue,
       AMBAC Insured, Pre-Refunded, 6.125%, 10/01/25 .......................................          1,000,000         1,062,420
       AMBAC Insured, Pre-Refunded, 6.25%, 10/01/30 ........................................          3,150,000         3,351,757
       Series A, AMBAC Insured, 5.25%, 10/01/30 ............................................          5,000,000         5,155,700


                    Quarterly Statements of Investments | 3

Franklin Tax-Free Trust

    FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ALABAMA (CONTINUED)
    Huntsville Capital Improvement GO, Series A, AMBAC Insured, 5.00%, 2/01/23 .............   $      1,000,000   $     1,027,080
    Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
       5.00%, 6/01/24 ......................................................................          1,100,000         1,144,726
       Pre-Refunded, 5.40%, 6/01/22 ........................................................          4,000,000         4,414,640
       Pre-Refunded, 5.50%, 6/01/27 ........................................................          3,820,000         4,230,039
    Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center,
       MBIA Insured, Pre-Refunded, 5.00%, 10/01/29 .........................................          4,000,000         4,370,880
       Refunding and Improvement, MBIA Insured, 5.00%, 10/01/33 ............................          8,000,000         8,211,920
    Jacksonville State University Revenue, Tuition and Fee, MBIA Insured, 5.00%, 12/01/22 ..          3,000,000         3,077,370
    Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24 .....           2,000,000         1,746,060
    Jefferson County Sewer Revenue,
       Capital Improvement wts., Series A, FGIC Insured, Pre-Refunded, 5.375%, 2/01/36 .....          6,000,000         6,180,000
       wts., ETM, 7.50%, 9/01/13 ...........................................................            200,000           218,622
    Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group,
    Series A, MBIA Insured,
       5.625%, 7/01/21 .....................................................................          3,000,000         3,160,560
       5.375%, 7/01/29 .....................................................................          3,095,000         3,143,839
    Pre-Refunded, 5.375%, 7/01/29 ..........................................................          1,905,000         1,995,430
    Leeds Public Educational Building Authority Educational Facilities Revenue, Assured
       Guaranty, 5.125%, 4/01/33 ...........................................................          7,410,000         7,463,500
    Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
       12/01/29 ............................................................................          1,540,000         1,568,336
       12/01/31 ............................................................................          3,910,000         3,956,881
    Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A,
       AMBAC Insured, 5.00%, 9/01/34 .......................................................          1,000,000         1,008,460
    Madison GO, wts.,
       AMBAC Insured, Pre-Refunded, 5.35%, 2/01/26 .........................................          2,410,000         2,597,064
       Refunding, XLCA Insured, 4.75%, 12/01/36 ............................................          2,455,000         2,432,267
    Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A,
       XLCA Insured, 4.75%, 12/01/31 .......................................................          8,000,000         7,988,720
    Marshall County Health Care Authority GO, Refunding, AMBAC Insured, 4.75%, 2/01/33 .....          3,000,000         2,881,860
    Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 .......          2,170,000         2,211,751
    Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC
       Insured, Pre-Refunded,
       5.10%, 3/01/22 ......................................................................          2,265,000         2,409,484
       5.125%, 3/01/31 .....................................................................          8,230,000         8,760,423
    Morgan County GO, wts., AMBAC Insured, 5.00%, 4/01/29 ..................................          1,975,000         2,000,734
    Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 .................          1,935,000         1,977,396
    Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 .....................          2,150,000         2,334,922
    Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
       5/15/35 .............................................................................          2,000,000         2,036,340
    Oxford GO, School wts., AMBAC Insured, Pre-Refunded, 6.00%, 5/01/30 ....................          4,275,000         4,521,283
    Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 .....................................          2,610,000         2,666,037
    Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/25 ........................          1,700,000         1,837,802
    Tallassee GO, Water Gas and Sewer wts., AMBAC Insured, 5.25%, 5/01/31 ..................          1,135,000         1,210,155


                     4 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ALABAMA (CONTINUED)
    Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing
       LLC Project, Series A, CIFG Insured, 5.00%, 9/01/32 .................................   $      5,000,000   $     5,094,300
    Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 ...............          2,215,000         2,299,990
    Trussville GO, wts., Series A, FGIC Insured, 5.00%, 10/01/36 ...........................          4,740,000         4,841,673
    University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC
       Insured, 5.00%, 9/01/41 .............................................................          9,000,000         9,011,340
    University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ..........          1,000,000         1,010,920
    University of Montevallo Revenue, FSA Insured, Pre-Refunded, 5.30%, 5/01/22 ............          1,940,000         2,099,778
    University of North Alabama Revenue,
       General Fee, Series A, FSA Insured, 5.375%, 11/01/17 ................................          4,395,000         4,522,455
       Student Housing, FGIC Insured, 5.00%, 11/01/29 ......................................          2,995,000         3,045,915
    Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital,
       Series A, 5.65%, 11/01/22 ...........................................................          3,465,000         3,464,792
    Warrior River Water Authority Water Revenue, FSA Insured,
       5.40%, 8/01/29 ......................................................................          4,250,000         4,434,450
       5.50%, 8/01/34 ......................................................................          4,735,000         4,943,577
                                                                                                                  ---------------
                                                                                                                      252,922,163
                                                                                                                  ---------------
    U.S. TERRITORIES 8.1%
    PUERTO RICO 6.7%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/38 ......................................................................          1,000,000         1,053,260
    Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ...........................................          1,495,000         1,610,399
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..........................................          1,885,000         2,023,585
       Refunding, FSA Insured, 5.25%, 7/01/27 ..............................................          1,005,000         1,028,125
       Refunding, FSA Insured, 5.125%, 7/01/30 .............................................          1,115,000         1,132,528
       Series A, 5.125%, 7/01/31 ...........................................................          3,550,000         3,495,543
       Series A, Pre-Refunded, 5.125%, 7/01/31 .............................................          1,450,000         1,554,385
    Puerto Rico Electric Power Authority Power Revenue, Series II, FSA Insured, Pre-
       Refunded, 5.125%, 7/01/26 ...........................................................          3,000,000         3,285,060
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.25%, 7/01/27 .................................................            760,000           765,784
       Refunding, Series G, 5.00%, 7/01/26 .................................................          1,000,000         1,003,250
       Series D, Pre-Refunded, 5.25%, 7/01/27 ..............................................          2,305,000         2,477,737
                                                                                                                  ---------------
                                                                                                                       19,429,656
                                                                                                                  ---------------
    VIRGIN ISLANDS 1.4%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/13 ............................................................................          1,700,000         1,722,848
       10/01/22 ............................................................................          2,300,000         2,315,755
                                                                                                                  ---------------
                                                                                                                        4,038,603
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                           23,468,259
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $269,410,156) ........................................                          276,390,422
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 5

Franklin Tax-Free Trust

    FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    SHORT TERM INVESTMENTS 2.9%
    MUNICIPAL BONDS 2.9%
    ALABAMA 2.3%
(a) Montgomery BMC Special Care Facilities Financing Authority Revenue,
       VHA Alabama Inc. Capital, Series A, AMBAC Insured, Weekly VRDN and Put, 4.50%,
          12/01/30                                                                             $      1,500,000   $     1,500,000
       Weekly VRDN and Put, 4.50%, 12/01/30                                                           1,200,000         1,200,000
(a) Southeast Alabama Gas Revenue, Supply Project, Series A, Daily VRDN and Put, 1.28%,
       8/01/27                                                                                        2,300,000         2,300,000
(a) Stevenson IDB, Environmental Improvement Revenue, The Mead Corp. Project, Refunding,
       Series D, Weekly VRDN and Put, 1.55%, 11/01/11                                                 1,800,000         1,800,000
                                                                                                                  ---------------
                                                                                                                        6,800,000
                                                                                                                  ---------------
    U.S. TERRITORY 0.6%
    PUERTO RICO 0.6%
(a) Puerto Rico Commonwealth GO, Refunding, Series A-6, Daily VRDN and Put, 1.00%,
       7/01/33                                                                                          500,000           500,000
(a) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, Weekly VRDN and Put, 1.70%, 7/01/28                                       1,200,000         1,200,000
                                                                                                                  ---------------
                                                                                                                        1,700,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $8,500,000)                                                                      8,500,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $277,910,156) 98.4%                                                                       284,890,422
    OTHER ASSETS, LESS LIABILITIES 1.6%                                                                                 4,566,153
                                                                                                                  ---------------
    NET ASSETS 100.0%                                                                                             $   289,456,575
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                   6 | See Notes to Statements of Investments.
                     | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS 98.1%
    MUNICIPAL BONDS 98.1%
    ARIZONA 81.4%
    Arizona Health Facilities Authority Hospital System Revenue,
       John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32 .......................   $      3,280,000   $     3,667,466
       Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 .........................          1,070,000         1,113,271
    Arizona Health Facilities Authority Revenue,
       Banner Health, Series A, 5.00%, 1/01/35 .............................................         10,000,000         9,912,400
       Catholic Healthcare West, Series A, 6.625%, 7/01/20 .................................          6,390,000         7,000,820
       Series A, 5.00%, 1/01/24 ............................................................          6,000,000         6,053,940
    Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1,
       AMBAC Insured, Pre-Refunded, 5.125%, 6/01/25 ........................................          2,000,000         2,140,280
    Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured,
       5.00%, 8/01/33 ......................................................................          1,000,000         1,016,440
    Arizona State University COP,
       Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded, 5.10%,
          7/01/24 ..........................................................................          1,875,000         2,030,925
       Arizona State University Project, Series 2002, MBIA Insured, Pre-Refunded, 5.10%,
          7/01/25 ..........................................................................          2,640,000         2,859,542
       Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 .............          1,350,000         1,353,267
       Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 .....................         17,250,000        17,563,260
    Arizona State University Revenues,
       FGIC Insured, 5.00%, 7/01/23 ........................................................          2,890,000         2,962,626
       FGIC Insured, 5.00%, 7/01/25 ........................................................          2,250,000         2,297,250
       System, FGIC Insured, Pre-Refunded, 5.875%, 7/01/25 .................................          1,000,000         1,053,320
       System, Refunding, AMBAC Insured, 5.00%, 7/01/27 ....................................          1,895,000         1,954,124
    Arizona Student Loan Acquisition Authority Student Loan Revenue,
       junior sub., Refunding, Series B-1, 6.15%, 5/01/29 ..................................          1,000,000         1,013,700
       Refunding, Senior Series A-1, 5.90%, 5/01/24 ........................................          1,500,000         1,524,840
    Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series
       A, MBIA Insured, 5.00%, 7/01/28 .....................................................          7,000,000         7,163,380
    Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured,
       6.125%, 7/20/41 .....................................................................          2,230,000         2,289,095
    Downtown Phoenix Hotel Corp. Revenue,
       Senior Series A, FGIC Insured, 5.00%, 7/01/40 .......................................         26,485,000        25,264,836
       Sub Series B, FGIC Insured, 5.00%, 7/01/36 ..........................................         18,995,000        18,273,950
       Sub Series B, FGIC Insured, 5.00%, 7/01/40 ..........................................         12,845,000        12,253,231
    Gilbert Water Resource Municipal Property Corp. Water System Development Fee Water
       Revenue, sub. lien, MBIA Insured, 5.00%, 10/01/29 ...................................         25,000,000        25,807,250
    Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,
       5.00%, 12/01/32 .....................................................................          4,025,000         3,626,082
       5.00%, 12/01/42 .....................................................................         12,870,000        11,238,727
       Series B, 5.00%, 12/01/37 ...........................................................          3,000,000         2,658,990
    Glendale IDAR, Midwestern University,
       Refunding, 5.00%, 5/15/31 ...........................................................          7,080,000         7,003,536
       Series A, 5.375%, 5/15/28 ...........................................................          8,000,000         8,089,360
       Series A, MBIA Insured, 5.375%, 5/15/28 .............................................          1,050,000         1,061,204
    Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
       7/01/33 .............................................................................          1,000,000         1,015,170
    Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 .............          2,000,000         2,065,920


                     Quarterly Statements of Investments | 7

Franklin Tax-Free Trust

    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARIZONA (CONTINUED)
    Goodyear Community Facilities General District No. 1 GO, MBIA Insured, 5.20%,
       7/15/25 .............................................................................   $      1,500,000   $     1,554,360
    Goodyear Community Facilities Utilities District No. 1 GO,
       AMBAC Insured, 5.00%, 7/15/32 .......................................................          8,945,000         9,174,976
       MBIA Insured, 5.20%, 7/15/25 ........................................................          1,000,000         1,040,410
    Greater Arizona Development Authority Infrastructure Revenue,
       Series A, MBIA Insured, 5.00%, 8/01/26 ..............................................          4,425,000         4,537,085
       Series B, MBIA Insured, 5.00%, 8/01/35 ..............................................          9,090,000         9,209,443
    Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured,
       5.25%, 7/01/22 ......................................................................          1,100,000         1,112,265
    Maricopa County GO, USD No. 41, Gilbert,
       6.25%, 7/01/15 ......................................................................            160,000           160,346
       Pre-Refunded, 6.25%, 7/01/15 ........................................................          1,840,000         1,846,146
    Maricopa County Hospital Revenue, Sun Health Corp.,
       5.30%, 4/01/29 ......................................................................          7,095,000         6,834,684
       Refunding, 5.00%, 4/01/35 ...........................................................         12,090,000        10,948,462
    Maricopa County IDA,
       MFHR, Senior National Health Facilities II, Project A, FSA Insured, ETM, 5.50%,
          1/01/18 ..........................................................................          2,000,000         2,238,940
       MFHR, Villas de Merced Apartment Project, Series A, GNMA Secured, 5.50%,
          12/20/37 .........................................................................            570,000           567,344
       MFHR, Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 .........          1,650,000         1,656,287
       SFMR, GNMA Secured, 6.25%, 12/01/30 .................................................             25,000            25,267
    Maricopa County IDA Health Facility Revenue,
       Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23 ......................          7,000,000         7,150,500
       Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 .......................         12,250,000        12,457,882
       Catholic Healthcare West, Refunding, Series A, 5.25%, 7/01/32 .......................         10,000,000         9,932,000
       Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16  ..............          9,515,000         9,613,766
       Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16 ..          1,680,000         1,697,438
       Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/21 ..          9,600,000         9,627,744
       Mayo Clinic, 5.00%, 11/15/36 ........................................................      25,750,000        25,765,965
    Maricopa County IDA Hospital Facility Revenue,
       Mayo Clinic Hospital, 5.25%, 11/15/37 ...............................................         16,000,000        16,028,800
       Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 ................................          3,000,000         3,039,900
       Samaritan Health Services, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 .............          1,890,000         2,277,998
    Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding,
       Series A, GNMA Secured, 5.00%, 8/20/35 ..............................................          1,725,000         1,679,822
    Maricopa County PCC, PCR, Public Service Co. Palo Verde Project, Series A, AMBAC
       Insured, 5.05%, 5/01/29 .............................................................         11,500,000        11,512,995
    Mesa Utility System Revenue,
       MBIA Insured, Pre-Refunded, 5.00%, 7/01/26 ..........................................         10,000,000        10,992,200
       MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 ..........................................         10,500,000        11,541,810
       Refunding, Second Series, FGIC Insured, 4.50%, 7/01/28 ..............................          5,000,000         4,883,500
    Nogales Municipal Development Authority Inc. GO, MBIA Insured, 5.00%, 6/01/36 ..........          6,075,000         6,162,905
    Northern Arizona University COP, Northern Arizona University Research Projects,
       AMBAC Insured, 5.00%,
          9/01/27 ..........................................................................          2,355,000         2,415,217
          9/01/30 ..........................................................................          6,360,000         6,458,262


                     8 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARIZONA (CONTINUED)
    Northern Arizona University System Revenues, AMBAC Insured, 5.00%, 6/01/32  ............   $      7,380,000   $     7,540,810
    Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 ...........................          1,300,000         1,316,237
    Phoenix Airport Revenue,
       Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 ...................................            700,000           701,904
       Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 ...................................          1,680,000         1,682,638
       Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 ...................................          1,785,000         1,787,767
       Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 ...................................            570,000           570,866
       Series D, MBIA Insured, 6.30%, 7/01/10 ..............................................          1,800,000         1,802,826
       Series D, MBIA Insured, 6.40%, 7/01/11 ..............................................          3,825,000         3,830,929
       Series D, MBIA Insured, 6.40%, 7/01/12 ..............................................            820,000           821,246
    Phoenix Civic Improvement Corp. Airport Revenue, senior lien,
    (a) Series A, 5.00%, 7/01/38 ...........................................................         10,000,000         9,892,400
       Series B, FGIC Insured, 5.25%, 7/01/22 ..............................................          3,000,000         3,012,960
       Series B, FGIC Insured, 5.25%, 7/01/23 ..............................................          5,000,000         5,007,050
       Series B, FGIC Insured, 5.25%, 7/01/27 ..............................................         15,250,000        15,140,352
    Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
       Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
          7/01/27 ..........................................................................          3,945,000         3,252,376
          7/01/28 ..........................................................................          2,000,000         1,640,560
          7/01/29 ..........................................................................          2,000,000         1,633,940
          7/01/36 ..........................................................................          5,000,000         4,007,250
          7/01/37 ..........................................................................          7,000,000         5,604,620
    Phoenix Civic Improvement Corp. Excise Tax Revenue,
       Adams Street Garage Project, senior lien, Series B, Pre-Refunded, 5.35%, 7/01/24 ....          2,985,000         3,125,892
       Municipal Courthouse Project, senior lien, Series A, Pre-Refunded, 5.375%, 7/01/29 ..         18,310,000        19,179,176
       Subordinated, Civic Plaza Expansion Project, Series A, FGIC Insured, 5.00%,
          7/01/35 ..........................................................................         14,050,000        14,275,362
    Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
       FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 ..........................................          3,000,000         3,249,000
       FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 ..........................................          3,670,000         3,974,610
       FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 ..........................................         24,715,000        26,766,345
       MBIA Insured, 5.00%, 7/01/28 ........................................................          2,000,000         2,049,360
       MBIA Insured, 5.00%, 7/01/29 ........................................................          3,405,000         3,481,783
       Refunding, FGIC Insured, 5.00%, 7/01/20 .............................................          9,710,000         9,982,365
       Refunding, FGIC Insured, 5.125%, 7/01/21 ............................................         10,000,000        10,281,300
       Refunding, FGIC Insured, 5.00%, 7/01/24 .............................................          7,050,000         7,186,418
    Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
       FGIC Insured, 5.00%, 7/01/26 ........................................................          3,250,000         3,312,205
    Phoenix GO, Various Purpose,
       Series A, 4.50%, 7/01/25 ............................................................         15,000,000        15,099,600
       Series B, 5.00%, 7/01/27 ............................................................          8,360,000         8,793,884
    Phoenix HFC Mortgage Revenue, Section 8 Project, Refunding, Series A, MBIA Insured,
       6.90%, 1/01/23 ......................................................................          1,090,000         1,090,065
    Phoenix IDA, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 .............................             10,000            10,061
    Phoenix IDA Government Office Lease Revenue,
       Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21 ..........................          4,300,000         4,427,925
       Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28 ..........................          4,000,000         4,064,360
       Capitol Mall LLC II Project, Refunding, AMBAC Insured, 5.00%, 9/15/26 ...............          3,445,000         3,565,851
       Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.50%, 9/15/27 ...................         22,300,000        23,875,718
       Capitol Mall Project, Refunding, AMBAC Insured, 5.00%, 9/15/27 ......................          4,615,000         4,762,357


                     Quarterly Statements of Investments | 9

Franklin Tax-Free Trust

    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARIZONA (CONTINUED)
    Phoenix IDA Student Housing Revenue,
       Downtown Phoenix Student, Series C, AMBAC Insured, 5.00%, 7/01/37  ..................   $     10,000,000   $    10,160,100
       Downtown Phoenix Student LLC, Series A, AMBAC Insured, 5.00%, 7/01/37 ...............         18,400,000        18,694,584
    Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%,
       6/01/09 .............................................................................            265,000           268,869
    Pima County IDA, SFMR, Series B-1, GNMA Secured, 6.10%, 5/01/31 ........................             30,000            30,214
    Pima County IDA Lease Revenue, Pima County Arizona, 5.00%, 9/01/39 .....................         15,000,000        15,102,450
    Salt River Project Agricultural Improvement and Power District Electric System Revenue,
       Salt River Project, Refunding, Series A, 5.00%, 1/01/23 .............................          6,000,000         6,205,260
       Salt River Project, Refunding, Series A, 5.00%, 1/01/31 .............................          1,375,000         1,401,386
       Salt River Project, Refunding, Series A, 5.00%, 1/01/35 .............................         20,500,000        21,058,420
       Series A, 5.00%, 1/01/38 ............................................................         10,000,000        10,306,600
    Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
       12/01/32 ............................................................................         10,000,000         8,987,800
       12/01/37 ............................................................................         10,000,000         8,863,100
    San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA Insured,
       5.00%, 7/01/38 ......................................................................          8,650,000         8,375,189
    Scottsdale GO, Refunding, 5.00%, 7/01/22 ...............................................          3,000,000         3,116,880
    Scottsdale IDA Hospital Revenue, Scottsdale Healthcare,
       Pre-Refunded, 5.70%, 12/01/21 .......................................................          2,000,000         2,201,360
       Pre-Refunded, 5.80%, 12/01/31 .......................................................         14,865,000        16,410,663
    (a) Refunding, Series A, 5.25%, 9/01/30 ................................................          5,000,000         4,890,450
    Scottsdale Municipal Property Corp. Excise Tax Revenue, Pre-Refunded, 5.00%, 7/01/24 ...          5,000,000         5,496,100
    Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured,
       5.00%,
          12/01/25 .........................................................................          1,420,000         1,424,388
          12/01/30 .........................................................................          5,160,000         5,037,450
          12/01/35 .........................................................................          2,000,000         1,927,660
    Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue, University of
       Arizona Project, MBIA Insured, Pre-Refunded, 5.10%, 9/01/33 .........................          3,000,000         3,258,990
    Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
       7/01/28 .............................................................................          4,275,000         4,355,327
       7/01/34 .............................................................................         11,510,000        11,653,530
    Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
       5.40%, 11/20/22 .....................................................................          1,090,000         1,097,140
       5.45%, 11/20/32 .....................................................................          1,285,000         1,286,388
    Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ........         10,000,000         9,973,700
    Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A,
       AMBAC Insured, 5.00%, 7/15/32 .......................................................          1,000,000         1,009,190
    Tucson Water Revenue, Series D, FGIC Insured, Pre-Refunded, 5.25%, 7/01/23 .............          3,000,000         3,110,640
    University Medical Center Corp. Revenue, 5.00%, 7/01/35 ................................          7,000,000         6,417,810
    University of Arizona COP,
       Parking and Student Housing, AMBAC Insured, Pre-Refunded, 5.75%, 6/01/24 ............          1,115,000         1,155,073
       University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 .............          7,070,000         7,201,149
       University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 .............          7,000,000         7,083,160
       University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 .............          5,565,000         5,616,309
       University of Arizona Projects, Series B, AMBAC Insured, Pre-Refunded, 5.125%,
          6/01/22 ..........................................................................          2,250,000         2,409,345


                    10 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ARIZONA (CONTINUED)
    University of Arizona University Revenues, Arizona Board of Regents System, Series A,
       FGIC Insured, Pre-Refunded, 5.80%, 6/01/24 ..........................................   $      2,000,000   $     2,109,020
    Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center,
       Series A, 6.00%, 8/01/33 ............................................................          2,000,000         2,035,240
       Series B, 5.625%, 8/01/33 ...........................................................          2,315,000         2,319,236
       Series B, 5.625%, 8/01/37 ...........................................................         12,435,000        12,425,052
    Yavapai County USD No. 28 Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 .......             75,000            75,212
    Yuma IDA Hospital Revenue, Yuma Regional Medical Center, FSA Insured, Pre-Refunded,
       5.50%, 8/01/21 ......................................................................          2,015,000         2,205,075
    Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%,
       7/01/25 .............................................................................          3,100,000         3,140,703
                                                                                                                  ---------------
                                                                                                                      879,169,501
                                                                                                                  ---------------
    U.S. TERRITORIES 16.7%
    PUERTO RICO 16.3%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.50%, 5/15/39 ...........................................................          5,000,000         4,689,950
    Puerto Rico Commonwealth GO,
       Public Improvement, Series A, 5.375%, 7/01/28 .......................................          3,355,000         3,378,921
       Series A, 5.25%, 7/01/37 ............................................................         10,000,000         9,925,800
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       Pre-Refunded,
          5.00%, 7/01/36 ...................................................................         10,000,000        11,113,800
          5.50%, 7/01/36 ...................................................................          8,550,000         9,801,806
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series B, Pre-Refunded, 6.00%, 7/01/39 ..............................................         19,600,000        21,122,920
       Series D, Pre-Refunded, 5.375%, 7/01/36 .............................................          5,000,000         5,398,350
    Puerto Rico Electric Power Authority Power Revenue, Series II, Pre-Refunded, 5.25%,
       7/01/31 .............................................................................          5,000,000         5,488,850
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Hospital Revenue,
          Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 ...............          4,440,000         4,446,483
       Hospital Auxilio Mutuo Obligation Group Project, Series A, MBIA Insured, 6.25%,
          7/01/24 ..........................................................................          2,790,000         2,797,700
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ................................................          8,190,000         8,253,636
       Series D, Pre-Refunded, 5.375%, 7/01/33 .............................................         21,810,000        23,547,603
       Series I, 5.00%, 7/01/36 ............................................................          7,000,000         6,754,160
       Series I, Pre-Refunded, 5.375%, 7/01/34 .............................................         40,000,000        43,979,600
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
       Pre-Refunded, 5.50%, 8/01/29 ........................................................         15,000,000        16,143,900
                                                                                                                  ---------------
                                                                                                                      176,843,479
                                                                                                                  ---------------
    VIRGIN ISLANDS 0.4%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/13 ............................................................................          2,500,000         2,533,600


                    Quarterly Statements of Investments | 11

Franklin Tax-Free Trust

    FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS (CONTINUED)
    Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%,
       7/01/17 .............................................................................   $      1,500,000   $     1,523,700
                                                                                                                  ---------------
                                                                                                                        4,057,300
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                          180,900,779
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $1,039,373,716) ......................................                        1,060,070,280
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 1.3%
    MUNICIPAL BONDS 1.3%
    ARIZONA 0.1%
(b) Arizona State University Revenues, System, Series A, AMBAC Insured, Weekly VRDN and Put,
       1.75%, 7/01/34 ......................................................................          1,300,000         1,300,000
                                                                                                                  ---------------
    U.S. TERRITORY1.2%
    PUERTO RICO 1.2%
(b) Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series A-4, FSA Insured, Daily VRDN and Put, 1.25%,
          7/01/31 ..........................................................................          4,900,000         4,900,000
       Refunding, Series A-6, Daily VRDN and Put, 1.00%, 7/01/33 ...........................            500,000           500,000
       Refunding, Series A-8, Weekly VRDN and Put, 1.45%, 7/01/34 ..........................          2,500,000         2,500,000
(b) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, Weekly VRDN and Put, 1.70%, 7/01/28 ............................          5,100,000         5,100,000
                                                                                                                  ---------------
                                                                                                                       13,000,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $14,300,000) ........................................                           14,300,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $1,053,673,716) 99.4% ..........................................                        1,074,370,280
    OTHER ASSETS, LESS LIABILITIES 0.6% ....................................................                            6,163,837
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $ 1,080,534,117
                                                                                                                  ===============


See Selected Portfolio Abbreviations on page 179.

(a)  Security purchased on awhen-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                    12 | See Notes to Statements of Investments.
                       | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN COLORADO TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS 99.0%
    MUNICIPAL BONDS 99.0%
    COLORADO 94.7%
    Adams County Revenue, FHA Insured Mortgage, Platte Valley Medical Center, Refunding,
       MBIA Insured, 5.00%, 2/01/31 ........................................................   $     10,000,000   $    10,137,500
    Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
       12/01/32 ............................................................................         15,000,000        15,297,900
    Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured,
       5.25%, 10/01/32 .....................................................................          1,690,000         1,678,390
       5.25%, 10/01/40 .....................................................................          8,200,000         8,098,730
       5.00%, 10/01/43 .....................................................................         10,000,000         9,461,500
    Arvada IDR, Wanco Inc. Project, 5.80%, 12/01/17 ........................................            480,000           484,325
    Aspen Valley Hospital District Revenue, Refunding, 5.00%, 10/15/26 .....................          1,670,000         1,564,957
    Aurora COP, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/30 ...............................          4,935,000         5,311,540
(a) Aurora Hospital Revenue, Children's Hospital, Series D, FSA Insured, 5.00%, 12/01/33 ...         11,000,000        11,143,440
    Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
       8/01/36 .............................................................................         10,000,000        10,243,000
       8/01/39 .............................................................................         23,000,000        23,524,400
    Boulder County Development Revenue, University Corp. for Atmospheric Research,
       MBIA Insured, 5.00%, 9/01/33 ........................................................          1,500,000         1,529,145
    Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 ...............          2,500,000         2,549,250
    Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%, 12/01/34 ....          8,655,000         9,016,866
    Broomfield COP,
       Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 ...................          1,535,000         1,580,881
       Refunding, AMBAC Insured, 6.00%, 12/01/29 ...........................................          2,000,000         2,074,700
    Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC
       Insured, 5.00%, 12/01/27 ............................................................         10,000,000        10,262,600
    Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured,
       5.00%, 12/01/31 .....................................................................          7,500,000         7,523,850
    Colorado Board of Governors University Enterprise System Revenue, Series A, FGIC
       Insured, 5.00%, 3/01/37 .............................................................         13,000,000        13,248,040
    Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 ................          6,915,000         6,968,591
    Colorado Educational and Cultural Facilities Authority Revenue,
       James Irwin Charter School, Refunding and Improvement, CIFG Insured, 5.00%,
          8/01/37 ..........................................................................          6,060,000         6,121,691
       Student Housing, University of Colorado Foundation Project, AMBAC Insured,
          Pre-Refunded, 5.00%, 7/01/27 .....................................................          6,545,000         7,064,280
       Student Housing, University of Colorado Foundation Project, AMBAC Insured,
          Pre-Refunded, 5.00%, 7/01/32 .....................................................         10,005,000        10,798,797
    Colorado Health Facilities Authority Revenue,
       Catholic Health, Series C-7, FSA Insured, 5.00%, 9/01/36 ............................          6,400,000         6,489,600
       Catholic Health Initiatives, Series A, Pre-Refunded, 5.00%, 12/01/28 ................          1,800,000         1,818,000
       Evangelical Lutheran, Series A, 5.25%, 6/01/34 ......................................          3,500,000         3,398,570
       Evangelical Lutheran Project, 5.25%, 6/01/31 ........................................          4,000,000         3,906,080
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
          5.00%, 12/01/25 ..................................................................          3,050,000         2,960,025
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
          5.00%, 12/01/26 ..................................................................          3,205,000         3,088,883
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
          5.00%, 12/01/27 ..................................................................          3,365,000         3,219,565


                    Quarterly Statements of Investments | 13

Franklin Tax-Free Trust

    FRANKLIN COLORADO TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    COLORADO (CONTINUED)
    Colorado Health Facilities Authority Revenue, (continued)
       Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
          5.00%, 12/01/30 ..................................................................   $      3,000,000   $     2,789,640
       Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/20 ...................            890,000           885,906
       Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/25 ...................          1,000,000           967,380
       Hospital, Refunding, Series A, FSA Insured, 5.20%, 3/01/31 ..........................         10,000,000        10,208,200
       Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured,
          Pre-Refunded, 5.75%, 5/15/24 .....................................................          5,000,000         5,223,100
       Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ...................................          8,000,000         8,119,520
       Parkview Medical Center Inc. Project, Pre-Refunded, 5.25%, 9/01/18 ..................          1,660,000         1,673,678
       Parkview Medical Center Inc. Project, Pre-Refunded, 5.30%, 9/01/25 ..................          1,615,000         1,628,501
       Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26 .........................          2,500,000         2,824,225
       Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31 ..........................          5,500,000         6,190,910
       Valley View Hospital Assn., Refunding, 5.75%, 5/15/36 ...............................          2,000,000         2,016,500
       Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29 .....................          4,000,000         3,582,080
    Colorado HFAR,
       MF, Project II, Series A-2, 5.30%, 10/01/23 .........................................          1,645,000         1,670,744
       MF, Project II, Series A-2, 5.375%, 10/01/32 ........................................          3,605,000         3,646,782
       MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 ..........................          2,630,000         2,676,972
       MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 ......................          1,000,000         1,005,150
       MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32 ...................................            475,000           479,793
    Colorado Springs Hospital Revenue,
       6.375%, 12/15/30 ....................................................................          3,785,000         3,958,959
       Pre-Refunded, 6.375%, 12/15/30 ......................................................          3,715,000         4,097,831
    Colorado Springs Utilities Revenue, sub. lien, System Improvement, Series B, 5.00%,
       11/15/33 ............................................................................          4,000,000         4,070,440
    Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons
       Academic Facility Project, Series B, MBIA Insured, 5.00%, 11/01/30 ..................          5,000,000         5,064,600
    Colorado State Health Facilities Authority Revenue, Parkview Medical Center Inc. .......
       Project, Series A, 5.00%, 9/01/37 ...................................................          8,000,000         7,442,480
    Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
       6.15%, 9/01/11 ......................................................................            125,000           125,223
       6.30%, 9/01/14 ......................................................................             25,000            25,047
    Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
       Series A, FGIC Insured,
       5.80%, 11/01/20 .....................................................................            800,000           830,480
       Pre-Refunded, 5.80%, 11/01/20 .......................................................          1,200,000         1,293,432
    Colorado Water Resources and Power Development Authority Water Resources Revenue,
       Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 ..........         10,000,000        10,156,000
       East Cherry Creek Valley Water Sanitary District, MBIA Insured, 5.00%, 11/15/30 .....          2,590,000         2,639,909
       Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 ....................          5,000,000         5,069,150
    Commerce City COP, AMBAC Insured, 5.00%, 12/15/37 ......................................         13,975,000        14,237,171
    Denver City and County Airport Revenue,
       Refunding, Series A, AMBAC Insured, 5.625%, 11/15/23 ................................          4,500,000         4,547,385
       Series B, Pre-Refunded, 5.50%, 11/15/33 .............................................          5,000,000         5,597,100
       Series D, 7.75%, 11/15/13 ...........................................................            875,000           970,358


                    14 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN COLORADO TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    COLORADO (CONTINUED)
    Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25 .....   $      7,000,000   $     7,582,400
    Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA Insured,
       5.00%, 12/01/30 .....................................................................         15,000,000        14,050,050
    Denver Health and Hospital Authority Healthcare Revenue,
       Refunding, Series A, 5.25%, 12/01/31 ................................................          9,250,000         8,568,275
       Series A, Pre-Refunded, 6.00%, 12/01/23 .............................................          1,000,000         1,103,290
       Series A, Pre-Refunded, 6.00%, 12/01/31 .............................................          5,400,000         5,957,766
       Series A, Pre-Refunded, 6.25%, 12/01/33 .............................................          3,250,000         3,803,247
    Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured, 5.00%,
       11/01/35 ............................................................................          6,375,000         6,509,194
    E-470 Public Highway Authority Revenue,
       Capital Appreciation, Series A, MBIA Insured, zero cpn., 9/01/33 ....................          3,000,000           713,760
       Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/32 ....................          7,800,000         1,969,032
       Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/34 ....................         14,075,000         3,155,474
       Senior Series A, MBIA Insured, Pre-Refunded, 5.75%, 9/01/29 .........................          4,575,000         4,978,240
       Senior Series A, MBIA Insured, Pre-Refunded, 5.75%, 9/01/35 .........................         10,825,000        11,779,115
    El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
       12/20/32 ............................................................................          1,890,000         1,846,625
    El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 ................          1,500,000         1,630,605
    Erie Water Enterprise Revenue, Series A, FSA Insured, 5.00%, 12/01/32 ..................         10,000,000        10,281,600
    Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, FGIC Insured, 5.00%,
       10/01/37 ............................................................................         12,830,000        12,113,829
    Garfield County Building Corp. COP, AMBAC Insured, Pre-Refunded, 5.75%,
       12/01/19 ............................................................................          1,500,000         1,595,220
       12/01/24 ............................................................................          1,000,000         1,063,480
    La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
       5.75%, 4/01/14 ......................................................................          2,090,000         2,116,857
       6.00%, 4/01/19 ......................................................................          1,000,000         1,008,820
       6.10%, 4/01/24 ......................................................................          1,000,000         1,006,740
    Northwest Parkway Public Highway Authority Revenue, Series A,
       AMBAC Insured, Pre-Refunded, 5.125%, 6/15/26 ........................................          6,550,000         7,036,272
       AMBAC Insured, Pre-Refunded, 5.125%, 6/15/31 ........................................          4,465,000         4,796,482
       FSA Insured, Pre-Refunded, 5.25%, 6/15/41 ...........................................          3,460,000         3,729,257
    Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
       11/01/21 ............................................................................          4,300,000         4,670,574
    Pueblo COP, Public Parking, Lease Purchase and Sublease, 6.90%, 7/01/15 ................            330,000           330,277
    Pueblo County School District No. 70 Pueblo Rural GO, FGIC Insured, Pre-Refunded, 6.00%,
       12/01/19 ............................................................................          3,995,000         4,224,433
    Regional Transportation District Sales Tax Revenue, Fastracks Project,
       Refunding, Series A, FSA Insured, 4.50%, 11/01/35 ...................................          5,000,000         4,839,100
       Series A, AMBAC Insured, 5.00%, 11/01/31 ............................................         15,000,000        15,340,350
    Saddle Rock South Metropolitan District No. 4 GO, Refunding, FSA Insured, 4.50%,
       12/01/34 ............................................................................          4,000,000         3,792,440
    Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston Purina Co.,
       Refunding, 7.875%, 9/01/08 ..........................................................          2,750,000         2,789,875
    Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
       Renewal, MBIA Insured, 5.00%, 12/01/29 ..............................................          6,100,000         6,287,331


                    Quarterly Statements of Investments | 15

Franklin Tax-Free Trust

    FRANKLIN COLORADO TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    COLORADO (CONTINUED)
    Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 .......................   $      7,010,000   $     7,225,277
    University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33 ......          3,570,000         3,890,086
    University of Colorado Enterprise System Revenue, University of Colorado Regents,
       MBIA Insured, 5.00%, 6/01/32 ........................................................          5,000,000         5,134,800
    University of Colorado Hospital Authority Revenue, Series A,
       5.00%, 11/15/37 .....................................................................          2,000,000         1,827,780
       5.25%, 11/15/39 .....................................................................          3,000,000         2,837,790
       Pre-Refunded, 5.60%, 11/15/25 .......................................................          1,900,000         2,065,794
    University of Northern Colorado Revenue,
       Auxiliary Facilities Systems, Refunding and Improvement, AMBAC Insured, 5.00%,
          6/01/31 ..........................................................................          3,000,000         3,014,850
       FSA Insured, 5.00%, 6/01/30 .........................................................          2,580,000         2,641,094
    Ute Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 .............          5,000,000         5,278,300
    Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 ......................          1,555,000         1,612,628
                                                                                                                  ---------------
                                                                                                                      522,478,151
                                                                                                                  ---------------
    U.S. TERRITORIES 4.3%
    PUERTO RICO 3.4%
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
       Series B, 5.00%, 7/01/41 ............................................................          5,000,000         4,889,000
    Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/32 ..........          5,000,000         4,930,900
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
          7/01/22 ..........................................................................          1,335,000         1,335,681
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ................................................          2,120,000         2,136,472
       Series I, Pre-Refunded, 5.375%, 7/01/34 .............................................          5,000,000         5,497,450
                                                                                                                  ---------------
                                                                                                                       18,789,503
                                                                                                                  ---------------
    VIRGIN ISLANDS 0.9%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.40%, 10/01/12 .....................................................................          2,500,000         2,534,050
       5.50%, 10/01/22 .....................................................................          2,500,000         2,517,125
                                                                                                                  ---------------
                                                                                                                        5,051,175
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                           23,840,678
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $535,702,626) ........................................                          546,318,829
                                                                                                                  ---------------


                    16 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN COLORADO TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    SHORT TERM INVESTMENTS 1.3%
    MUNICIPAL BONDS 1.3%
    COLORADO 1.3%
(b) Colorado Educational and Cultural Facilities Authority Revenue, National Jewish
       Federation Bond Program,
          Refunding, Series D-1, Daily VRDN and Put, 1.40%, 7/01/36 ........................   $        300,000   $       300,000
          Series A-4, Daily VRDN and Put, 1.40%, 2/01/34 ...................................            500,000           500,000
(b) Denver City and County COP, Wellington E. Webb, Refunding, Series C3, AMBAC Insured,
       Weekly VRDN and Put, 1.75%, 12/01/29 ................................................          2,500,000         2,500,000
(b) Moffat County PCR, Pacific Corp. Projects, Refunding, AMBAC Insured, Daily VRDN and Put,
       1.85%, 5/01/13 ......................................................................          3,600,000         3,600,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $6,900,000) .........................................                            6,900,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $542,602,626) 100.3% ...........................................                          553,218,829
    OTHER ASSETS, LESS LIABILITIES (0.3)% ..................................................                           (1,665,156)
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   551,553,673
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a)  A portion or all of the security purchased on a delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 17

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
    -----------------------------------------                                                  ----------------   ---------------
    LONG TERM INVESTMENTS 96.6%
    MUNICIPAL BONDS 96.6%
    CONNECTICUT 73.1%
    Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 ...................   $      1,000,000   $     1,080,690
    Connecticut State Airport Revenue, Bradley International Airport, Series A,
       FGIC Insured, 5.125%, 10/01/26 ......................................................          3,000,000         2,928,390
    Connecticut State Development Authority First Mortgage Gross Revenue, Health Care
       Project,
       5.75%, 12/01/23 .....................................................................            750,000           757,365
       Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22 ..............          2,000,000         2,035,620
       Church Homes Inc., Refunding, 5.80%, 4/01/21 ........................................          4,000,000         4,007,600
       Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 .......................          1,100,000         1,103,036
    Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding,
       Series A, 5.85%, 9/01/28 ............................................................          5,500,000         5,534,925
    Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
       Refunding, Radian Insured, 5.00%, 9/01/21 ...........................................          2,000,000         1,992,180
    Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG
       Power LLC Project, Series A, 5.75%, 11/01/37 ........................................          5,000,000         4,868,350
    Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
       Project, 6.15%, 4/01/35 .............................................................          1,000,000         1,018,560
    Connecticut State GO,
       Series B, FSA Insured, 5.00%, 5/01/26 ...............................................          3,040,000         3,175,037
       Series B, Pre-Refunded, 5.00%, 6/15/20 ..............................................         10,000,000        10,658,900
       Series B, Pre-Refunded, 5.00%, 6/15/22 ..............................................          2,000,000         2,153,140
       Series C, FSA Insured, 5.00%, 6/01/26 ...............................................          5,000,000         5,210,550
    Connecticut State Health and Educational Facilities Authority Revenue,
       Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 ............................          5,000,000         5,042,900
       Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36 .........................          1,000,000           988,060
       Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 .......................          3,250,000         3,371,908
       Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 .............          1,215,000         1,260,259
       Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 ..............          1,000,000         1,016,160
       Connecticut College, Series D-1, MBIA Insured, Pre-Refunded, 5.75%, 7/01/30 .........          1,000,000         1,079,030
       Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 ..........          3,500,000         3,605,105
       Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
          7/01/25 ..........................................................................          2,965,000         3,034,855
       Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%,
          7/01/30 ..........................................................................          2,500,000         2,510,925
       Eastern Connecticut Health Network, Series A, Radian Insured, Pre-Refunded, 6.00%,
          7/01/25 ..........................................................................          6,230,000         6,740,486
       Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 ..........          1,500,000         1,570,035
       Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.50%, 7/01/29 ..........          8,000,000         8,394,720
       Fairfield University, Series J, MBIA Insured, 5.00%, 7/01/29 ........................          3,000,000         3,204,990
       Fairfield University, Series M, 5.00%, 7/01/26 ......................................            450,000           457,106
       Fairfield University, Series M, 5.00%, 7/01/34 ......................................          1,000,000         1,017,390
       Greenwich Academy, Series B, FSA Insured, Pre-Refunded, 5.00%, 3/01/32 ..............          4,210,000         4,506,637
       Hartford University, Series G, Radian Insured, 5.25%, 7/01/26 .......................          5,000,000         5,045,650
       Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 .....................          3,320,000         3,346,726
       Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 ..............          1,000,000         1,030,330
       Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37 .................          2,500,000         2,466,850
       Lutheran General Health Care System, ETM, 7.375%, 7/01/19 ...........................            425,000           512,559
       Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/26 .................          2,730,000         2,838,326


                    18 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
    -----------------------------------------                                                  ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CONNECTICUT (CONTINUED)
    Connecticut State Health and Educational Facilities Authority Revenue, (continued)
       Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36 .................   $      4,415,000   $     4,508,951
       New Horizons Village Project, 7.30%, 11/01/16 .......................................          2,905,000         2,911,652
       Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 .......................          1,675,000         1,707,428
       Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36 ......................          5,000,000         5,069,450
       Quinnipiac University, Series I, MBIA Insured, 5.00%, 7/01/27 .......................          3,000,000         3,097,110
       Quinnipiac University, Series K1, MBIA Insured, 5.00%, 7/01/31 ......................          4,000,000         4,163,720
       Renbrook School, Series A, AMBAC Insured, 5.00%, 7/01/37 ............................          1,170,000         1,193,915
       Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 ........          4,000,000         3,881,480
       Sacred Heart University, Series C, 6.50%, 7/01/16 ...................................            215,000           215,170
       Sacred Heart University, Series C, 6.625%, 7/01/26 ..................................            785,000           785,361
       Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38 ........................          5,000,000         5,163,700
       Series B, MBIA Insured, 5.00%, 7/01/33 ..............................................          2,000,000         2,034,860
       St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ............................          4,615,000         4,276,397
       Trinity College, Refunding, Series J, MBIA Insured, 4.50%, 7/01/37 ..................          2,000,000         1,933,800
       Trinity College, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31 ..............          5,425,000         5,845,654
       Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 .............................          1,855,000         1,908,721
       University of Connecticut Foundation, Series A, Pre-Refunded, 5.375%, 7/01/29 .......          1,250,000         1,265,900
       Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 ..............          1,000,000         1,019,250
       Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37 ..........................         10,660,000        10,830,667
       Westover School, Series A, Radian Insured, Pre-Refunded, 5.70%, 7/01/30 .............          2,000,000         2,151,820
       Yale University, Series Y-1, 5.00%, 7/01/35 .........................................         15,000,000        15,422,100
       Yale University, Series Z-1, 5.00%, 7/01/42 .........................................         10,000,000        10,260,100
       Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31 ..................         12,500,000        12,808,250
    Connecticut State HFAR,
       Housing Mortgage Finance Program, Refunding, Sub Series E-2, 5.20%, 11/15/21 ........          1,840,000         1,846,109
       Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31 .........................          2,715,000         2,737,697
       Housing Mortgage Finance Program, Sub Series E-4, 5.05%, 5/15/28 ....................          4,650,000         4,502,223
       Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22 ..          1,000,000         1,035,750
       Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32 ..          1,000,000         1,018,210
    Connecticut State Higher Education Supplemental Loan Authority Revenue, Family
       Education Loan Program, Series A,
       AMBAC Insured, 6.00%, 11/15/18 ......................................................            645,000           634,674
       MBIA Insured, 5.50%, 11/15/17 .......................................................            520,000           518,466
    Connecticut State Revenue, Revolving Fund, Series A, 5.00%,
       7/01/26 .............................................................................          6,025,000         6,301,608
       7/01/27 .............................................................................          4,060,000         4,235,148
    Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
       Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 ...............................          1,000,000         1,085,480
       Series B, AMBAC Insured, 5.00%, 12/01/20 ............................................          5,000,000         5,184,950
       Series B, AMBAC Insured, 5.00%, 12/01/22 ............................................          1,000,000         1,030,780
    Greater New Haven Water Pollution Control Authority Regional Water Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 11/15/24 ..................................          3,315,000         3,448,594
       Refunding, Series A, MBIA Insured, 5.00%, 8/15/35 ...................................          5,750,000         5,911,747
       Series A, FSA Insured, 5.00%, 11/15/37 ..............................................          3,000,000         3,098,580
    Hartford GO, AMBAC Insured, 5.00%,
       7/15/23 .............................................................................          1,000,000         1,045,380
       7/15/25 .............................................................................          1,000,000         1,038,450


                    Quarterly Statements of Investments | 19

Franklin Tax-Free Trust

    FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
    -----------------------------------------                                                  ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CONNECTICUT (CONTINUED)
    New Haven GO, Series C, MBIA Insured,
       5.00%, 11/01/22 .....................................................................   $      2,975,000   $     3,086,057
       ETM, 5.00%, 11/01/22 ................................................................             25,000            27,343
    South Central Regional Water Authority Water System Revenue,
       Eighteenth Series B, MBIA Insured, 5.25%, 8/01/29 ...................................          1,000,000         1,054,090
       Eighteenth Series B, MBIA Insured, 5.25%, 8/01/32 ...................................          1,000,000         1,048,430
       Eighteenth Series B-1, MBIA Insured, 5.00%, 8/01/26 .................................          3,500,000         3,617,740
       Refunding, Twenty-second Series, FSA Insured, 5.00%, 8/01/38 ........................          5,000,000         5,177,000
       Series A, MBIA Insured, 5.00%, 8/01/33 ..............................................          6,000,000         6,147,480
    University of Connecticut Revenue, Student Fee,
       Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 ..................................         10,000,000        10,302,200
       Series A, 5.00%, 5/15/23 ............................................................         10,000,000        10,335,700
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 ...............................          1,500,000         1,644,360
                                                                                                                  ---------------
                                                                                                                      299,135,052
                                                                                                                  ---------------
    U.S. TERRITORIES 23.5%
    PUERTO RICO 22.0%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.50%, 5/15/39 ...........................................................          4,000,000         3,751,960
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/44 ......................................................................          1,000,000         1,045,310
       Assured Guaranty, 5.00%, 7/01/28 ....................................................          2,000,000         2,060,600
    Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..........................................          1,165,000         1,250,651
       MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ..........................................          1,000,000         1,060,080
       Refunding, FSA Insured, 5.125%, 7/01/30 .............................................            835,000           848,126
       Series A, 5.00%, 7/01/29 ............................................................          1,000,000           983,330
       Series A, 5.125%, 7/01/31 ...........................................................          3,195,000         3,145,989
       Series A, 5.00%, 7/01/33 ............................................................            465,000           451,399
       Series A, 5.00%, 7/01/34 ............................................................            280,000           271,267
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ................................          1,000,000         1,077,350
       Series A, Pre-Refunded, 5.125%, 7/01/31 .............................................          1,000,000         1,071,990
       Series A, Pre-Refunded, 5.00%, 7/01/33 ..............................................            535,000           583,696
       Series A, Pre-Refunded, 5.00%, 7/01/34 ..............................................            470,000           516,633
       Series B, 5.00%, 7/01/35 ............................................................          1,895,000         1,818,935
       Series B, Pre-Refunded, 5.00%, 7/01/35 ..............................................          3,105,000         3,450,835
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, 5.00%, 7/01/38 .................................................            120,000           116,187
       Series A, Pre-Refunded, 5.00%, 7/01/38 ..............................................          2,380,000         2,409,393
       Series G, 5.00%, 7/01/33 ............................................................            400,000           391,036
       Series G, Pre-Refunded, 5.00%, 7/01/33 ..............................................            600,000           654,612
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31 .......................................................          5,000,000         4,972,700
    Puerto Rico Electric Power Authority Power Revenue,
       Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ................................         10,000,000        10,689,600
       Series II, Pre-Refunded, 5.25%, 7/01/31 .............................................          1,000,000         1,097,770
       Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ...............................          1,000,000         1,103,810
       Series TT, 5.00%, 7/01/32 ...........................................................         20,000,000        19,723,600


                    20 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
    -----------------------------------------                                                  ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19    $      3,595,000   $     3,612,903
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...........          1,000,000         1,001,720
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ................................................          1,995,000         2,010,501
       Series D, Pre-Refunded, 5.375%, 7/01/33 .............................................          6,005,000         6,483,418
       Series I, 5.00%, 7/01/36 ............................................................          1,000,000           964,880
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
       Pre-Refunded, 5.70%, 8/01/25 ........................................................          5,000,000         5,245,650
    University of Puerto Rico Revenues, University System, Refunding,
       Series P, 5.00%, 6/01/26 ............................................................          5,000,000         4,964,800
       Series Q, 5.00%, 6/01/36 ............................................................          1,500,000         1,447,440
                                                                                                                  ---------------
                                                                                                                       90,278,171
                                                                                                                  ---------------
    VIRGIN ISLANDS 1.5%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/13 ............................................................................          2,500,000         2,533,600
       10/01/22 ............................................................................          2,500,000         2,517,125
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
       7/01/21 .............................................................................          1,000,000           969,700
                                                                                                                  ---------------
                                                                                                                        6,020,425
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                           96,298,596
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $389,055,958) ........................................                          395,433,648
                                                                                                                  ===============
    SHORT TERM INVESTMENTS 1.7%
    MUNICIPAL BONDS 1.7%
    CONNECTICUT 1.7%
(a) Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
       Series U, Weekly VRDN and Put, 1.45%, 7/01/33 .......................................          1,100,000         1,100,000
       Series V-1, Daily VRDN and Put, 1.60%, 7/01/36 ......................................            605,000           605,000
       Series V-2, Daily VRDN and Put, 1.60%, 7/01/36 ......................................          4,295,000         4,295,000
(a) Connecticut State HFAR, Housing Mortgage Finance Program, Series D-1, AMBAC Insured,
       Weekly VRDN and Put, 1.45%, 11/15/23 ................................................            900,000           900,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $6,900,000) .........................................                            6,900,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $395,955,958) 98.3% ............................................                          402,333,648
    OTHER ASSETS, LESS LIABILITIES 1.7% ....................................................                            7,000,752
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   409,334,400
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 21

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS 97.1%
    MUNICIPAL BONDS 97.1%
    U.S. TERRITORIES 97.1%
    GUAM 4.5%
    Guam Education Financing Foundation COP, 5.00%, 10/01/23 ...............................   $      2,500,000   $     2,476,075
    Guam International Airport Authority Revenue,
       Series A, MBIA Insured, 5.25%, 10/01/20 .............................................          1,725,000         1,822,307
       Series A, MBIA Insured, 5.25%, 10/01/22 .............................................            700,000           734,363
       Series B, MBIA Insured, 5.25%, 10/01/22 .............................................          1,000,000         1,049,090
       Series B, MBIA Insured, 5.25%, 10/01/23 .............................................          1,000,000         1,046,660
       Series C, MBIA Insured, 5.25%, 10/01/21 .............................................          5,000,000         5,044,200
       Series C, MBIA Insured, 5.00%, 10/01/23 .............................................          5,000,000         5,008,900
    Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
       5.125%, 10/01/29 ....................................................................          1,975,000         1,973,578
       5.25%, 10/01/34 .....................................................................          7,000,000         7,026,810
                                                                                                                  ---------------
                                                                                                                       26,181,983
                                                                                                                  ---------------
    PUERTO RICO 81.1%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.50%, 5/15/39 ...........................................................          5,000,000         4,689,950
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/38 ......................................................................          3,100,000         3,265,106
    Assured Guaranty, 5.125%, 7/01/47 ......................................................         15,000,000        15,373,200
    Puerto Rico Commonwealth GO,
       Public Improvement, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ......................          3,000,000         3,180,240
       Public Improvement, Refunding, Series A, 5.50%, 7/01/32 .............................         10,000,000        10,154,100
       Public Improvement, Series A, 5.375%, 7/01/28 .......................................          1,300,000         1,309,269
       Public Improvement, Series A, 5.00%, 7/01/34 ........................................          1,800,000         1,743,858
       Public Improvement, Series A, FGIC Insured, 5.125%, 7/01/31 .........................          3,315,000         3,242,468
       Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ...........          1,685,000         1,801,164
       Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/34 ..........................          3,200,000         3,517,504
       Public Improvement, Series B, 5.00%, 7/01/35 ........................................          1,825,000         1,751,744
       Series A, 5.25%, 7/01/29 ............................................................         21,250,000        21,355,612
       Series A, 5.25%, 7/01/30 ............................................................          8,575,000         8,593,007
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
       Refunding, Series CC, FSA Insured, 5.25%, 7/01/33 ...................................          5,000,000         5,433,450
       Refunding, Series CC, FSA Insured, 5.25%, 7/01/34 ...................................          5,000,000         5,434,450
       Series Y, Pre-Refunded, 5.50%, 7/01/36 ..............................................         11,850,000        13,584,958
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series H, 5.00%, 7/01/35 .................................................             20,000            19,059
       Refunding, Series M, 5.00%, 7/01/37 .................................................          5,455,000         5,213,453
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ...................................         11,000,000        10,899,570
       Series B, Pre-Refunded, 6.00%, 7/01/39 ..............................................         10,000,000        10,777,000
       Series D, Pre-Refunded, 5.375%, 7/01/36 .............................................         11,990,000        12,945,243
       Series H, Pre-Refunded, 5.00%, 7/01/35 ..............................................             80,000            87,282
       Series K, Pre-Refunded, 5.00%, 7/01/35 ..............................................          5,815,000         6,418,655
       Series K, Pre-Refunded, 5.00%, 7/01/40 ..............................................          9,500,000        10,486,195
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
       5.00%, 7/01/37 ......................................................................         15,250,000        14,727,992
       Series B, 5.00%, 7/01/31 ............................................................          7,500,000         7,299,375


                    22 | Quarterly Statements of Investments

Franklin Tax-Free Trust

FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------                                                           ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Commonwealth Infrastructure Financing Authority Special
       Tax Revenue, (continued)
       Series B, 5.00%, 7/01/37 ............................................................   $      9,000,000   $     8,837,100
       Series B, 5.00%, 7/01/41 ............................................................          7,920,000         7,744,176
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31 .......................................................         20,000,000        19,890,800
       CIFG Insured, 5.00%, 7/01/27 ........................................................            900,000           879,417
    Puerto Rico Electric Power Authority Power Revenue,
       Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26 ..................................          6,500,000         6,453,915
       Refunding, Series VV, FGIC Insured, 5.25%, 7/01/34 ..................................         10,000,000        10,042,000
       Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ................................          1,605,000         1,715,681
       Series II, Pre-Refunded, 5.25%, 7/01/31 .............................................         15,500,000        17,015,435
       Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ...............................          4,000,000         4,373,920
       Series NN, Pre-Refunded, 5.125%, 7/01/29 ............................................          4,155,000         4,567,675
       Series TT, 5.00%, 7/01/27 ...........................................................          5,000,000         5,003,400
       Series TT, 5.00%, 7/01/32 ...........................................................         29,300,000        28,895,074
    Puerto Rico HFAR, Capital Fund Program, 4.60%, 12/01/24 ................................         10,000,000         9,608,600
    Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 .....................         10,610,000        10,641,936
    Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
       Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ............................            900,000           945,414
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue,
       Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 ..................          2,500,000         2,502,650
       Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 ...................            500,000           500,690
       Hospital Auxilio Mutuo Obligation Group Project, Series A, MBIA Insured, 6.25%,
          7/01/24 ..........................................................................          8,445,000         8,468,308
       Mennonite General Hospital Project, 5.625%, 7/01/17 .................................            620,000           587,270
       Mennonite General Hospital Project, 5.625%, 7/01/27 .................................          1,950,000         1,666,295
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Industrial Revenue,
       Guaynabo Municipal Government, 5.625%, 7/01/15 ......................................          5,970,000         5,975,015
       Guaynabo Municipal Government, 5.625%, 7/01/22 ......................................          3,160,000         3,161,612
       Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ........................................          1,250,000         1,256,225
       Guaynabo Warehouse, Series A, 5.20%, 7/01/24 ........................................          4,120,000         4,128,652
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control
       Facilities Revenue,
       Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 ................          2,000,000         2,053,960
       Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 .................          7,850,000         7,877,318
       Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 .....................          5,970,000         6,217,337
       International American University of Puerto Rico Project, MBIA Insured, 4.25%,
          10/01/24 .........................................................................          1,000,000           922,700
       International American University of Puerto Rico Project, MBIA Insured, 4.375%,
          10/01/25 .........................................................................          1,000,000           933,080
       International American University of Puerto Rico Project, MBIA Insured, 4.50%,
          10/01/29 .........................................................................          3,750,000         3,514,912
    University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 .......................          6,000,000         6,010,320
    Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured,
       5.00%, 8/01/22 ......................................................................          3,000,000         3,103,740
       Pre-Refunded, 5.50%, 8/01/23 ........................................................          7,400,000         7,765,412


                    Quarterly Statements of Investments | 23

Franklin Tax-Free Trust

    FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
    ------------------------------------                                                       ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
       8/01/27 .............................................................................   $      5,500,000   $     5,584,150
       8/01/30 .............................................................................         12,000,000        12,237,840
    Puerto Rico PBA Guaranteed Revenue,
       Government Facilities, Refunding, Series D, 5.375%, 7/01/33 .........................          3,430,000         3,456,651
       Government Facilities, Refunding, Series N, 5.00%, 7/01/32 ..........................          5,000,000         4,797,100
       Government Facilities, Series D, Pre-Refunded, 5.375%, 7/01/33 ......................          9,070,000         9,792,607
       Government Facilities, Series I, 5.25%, 7/01/33 .....................................          4,450,000         4,458,989
       Government Facilities, Series I, 5.00%, 7/01/36 .....................................          4,000,000         3,859,520
       Government Facilities, Series I, Pre-Refunded, 5.25%, 7/01/33 .......................             50,000            54,636
       Government Facilities, Series I, Pre-Refunded, 5.375%, 7/01/34 ......................          5,000,000         5,497,450
    Refunding, 5.00%, 7/01/37 ..............................................................         10,000,000         9,486,300
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 .............          1,250,000         1,251,063
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
       Series A, Pre-Refunded, 5.00%, 6/01/26 ..............................................          2,865,000         2,893,650
       Series E, Pre-Refunded, 5.50%, 8/01/29 ..............................................          9,000,000         9,686,340
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 5.25%, 8/01/57 ......         15,000,000        14,946,450
                                                                                                                  ---------------
                                                                                                                      474,566,689
                                                                                                                  ---------------
    VIRGIN ISLANDS 11.5%
    Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
       6.45%, 3/01/16 ......................................................................            150,000           150,003
       6.50%, 3/01/25 ......................................................................            390,000           391,034
    Virgin Islands PFAR,
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26 .....................          5,000,000         5,018,500
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 .....................          9,220,000         9,012,089
       Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31 .............          2,500,000         2,452,575
       Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28 ............          3,695,000         3,803,781
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ..................          3,000,000         3,034,830
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ..................          6,750,000         6,796,237
       senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 .................          3,950,000         3,987,722
       senior lien, Matching Fund Loan Notes, Series A, 5.25%, 10/01/24 ....................          2,000,000         2,004,120
    Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
       5.25%, 9/01/18 ......................................................................          3,930,000         4,082,052
       5.00%, 9/01/23 ......................................................................         10,000,000        10,230,300
    Virgin Islands Water and Power Authority Electric System Revenue,
       Refunding, 5.30%, 7/01/18 ...........................................................          4,175,000         4,101,395
       Refunding, 5.30%, 7/01/21 ...........................................................          1,000,000           969,700
       Series A, 5.00%, 7/01/31 ............................................................          3,000,000         2,904,120
    Virgin Islands Water and Power Authority Water System Revenue, Refunding,
       5.25%, 7/01/12 ......................................................................          4,000,000         4,084,360
       5.50%, 7/01/17 ......................................................................          4,000,000         4,063,200
                                                                                                                  ---------------
                                                                                                                       67,086,018
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $562,246,619) ........................................                          567,834,690
                                                                                                                  ---------------


                    24 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
    ------------------------------------                                                       ----------------   ---------------
    SHORT TERM INVESTMENTS 0.7%
    MUNICIPAL BONDS 0.7%
    U.S. TERRITORY 0.7%
    PUERTO RICO 0.7%
(a) Puerto Rico Commonwealth GO, Refunding, Series A-6, Daily VRDN and Put, 1.00%,
       7/01/33 .............................................................................   $        600,000   $       600,000
(a) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
       MBIA Insured, Weekly VRDN and Put, 2.40%, 12/01/15 ..................................          3,350,000         3,350,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $3,950,000) .........................................                            3,950,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $566,196,619) 97.8% ............................................                          571,784,690
    OTHER ASSETS, LESS LIABILITIES 2.2% ....................................................                           12,952,039
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   584,736,729
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                     Quarterly Statements of Investments |
                  See Notes to Statements of Investments | 25

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT        VALUE
    -------------------------------------------------------                                    ----------------   ---------------
    LONG TERM INVESTMENTS 97.7%
    MUNICIPAL BONDS 97.7%
    ALABAMA 6.7%
    Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding,
       Series B, AMBAC Insured,
       4.625%, 8/15/13 .....................................................................   $      5,900,000   $     6,171,813
       4.125%, 2/15/14 .....................................................................          3,000,000         3,093,570
    East Alabama Health Care Authority Health Care Facilities Revenue,
       Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36 .....................................         10,000,000         9,991,300
       Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33 .....................................         13,500,000        13,603,950
       Tax Anticipation Bond, Series A, MBIA Insured, 4.50%, 9/01/13 .......................          1,925,000         2,004,868
       Tax Anticipation Bond, Series A, MBIA Insured, 4.625%, 9/01/14 ......................          2,010,000         2,091,264
       Tax Anticipation Bond, Series A, MBIA Insured, 4.50%, 9/01/15 .......................          2,100,000         2,162,601
    Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
       5.00%, 6/01/17 ......................................................................          2,900,000         3,121,125
       Pre-Refunded, 4.80%, 6/01/13 ........................................................          2,400,000         2,595,672
    Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%, 4/01/17 ..          2,195,000         2,331,354
    Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16 ......          2,000,000         1,904,980
    Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/12 ........................            600,000           648,636
    University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 ..........          4,070,000         4,323,520
                                                                                                                  ---------------
                                                                                                                       54,044,653
                                                                                                                  ---------------
    ARIZONA 4.4%
    Arizona Health Facilities Authority Revenue, Series A, 5.00%, 1/01/22 ..................          8,000,000         8,144,880
    Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 ........          5,000,000         5,145,150
    Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
       9/01/16 .............................................................................          2,505,000         2,712,238
    Glendale IDAR, John C Lincoln Health, Refunding, Series B, 5.00%, 12/01/18 .............          5,605,000         5,573,332
    Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A,
       FGIC Insured, 4.75%, 7/01/12 ........................................................          4,000,000         4,242,880
    Maricopa County Hospital Revenue, Sun Health Corp., Refunding, 5.00%, 4/01/18 ..........          2,000,000         2,003,300
    Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 .............................            715,000           725,954
(a) Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%,
       9/01/21 .............................................................................          4,000,000         4,018,800
    Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
       7/01/14 .............................................................................          1,110,000         1,139,737
       7/01/15 .............................................................................          1,000,000         1,017,920
       7/01/16 .............................................................................          1,000,000         1,011,890
                                                                                                                  ---------------
                                                                                                                       35,736,081
                                                                                                                  ---------------
    ARKANSAS 1.0%
    Arkansas State Development Finance Authority Revenue, State Agencies Facilities,
       Corrections, Series B, FSA Insured, 5.00%,
       11/01/17 ............................................................................          1,955,000         2,123,580
       11/01/19 ............................................................................          2,065,000         2,209,860
    Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A,
       6.20%, 8/01/17 ......................................................................          1,105,000         1,139,133
    University of Arkansas University Revenues, Student Fee University of Arkansas at Fort
    Smith, FSA Insured, 4.75%, 12/01/15 ....................................................          2,295,000         2,398,504
                                                                                                                  ---------------
                                                                                                                        7,871,077
                                                                                                                  ---------------

                    26 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT        VALUE
    -------------------------------------------------------                                    ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA 6.5%
    California Health Facilities Financing Authority Revenue, Catholic Healthcare West,
       Series L, 5.125%, 7/01/22 ...........................................................   $     10,000,000   $    10,123,700
    California State Department of Water Resources Power Supply Revenue, Series A,
       Pre-Refunded, 5.125%, 5/01/18 .......................................................          3,000,000         3,275,190
    California State GO,
       Refunding, 5.00%, 2/01/17 ...........................................................          3,000,000         3,155,550
       Various Purpose, 5.25%, 11/01/17 ....................................................         10,000,000        10,687,400
       Various Purpose, XLCA Insured, 5.00%, 11/01/22 ......................................          5,805,000         6,038,942
    Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA Insured,
       4.25%, 7/01/17 ......................................................................          6,530,000         6,706,832
    Los Angeles USD, GO, Series A, MBIA Insured,
       4.125%, 7/01/15 .....................................................................          2,500,000         2,581,425
       4.25%, 7/01/16 ......................................................................          2,500,000         2,579,400
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital
       Appreciation, Refunding, Series A, 5.65%, 1/15/17 ...................................          3,000,000         3,034,920
    Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 ........          2,870,000         3,159,583
    Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15 ..................................          1,000,000         1,094,150
                                                                                                                  ---------------
                                                                                                                       52,437,092
                                                                                                                  ---------------
    COLORADO 3.6%
    Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, MBIA
       Insured, 4.375%, 9/01/17 ............................................................         17,000,000        17,504,220
    Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 .....          3,000,000         3,267,630
    E-470 Public Highway Authority Revenue, Series D1, MBIA Insured, 5.50%, 9/01/24 ........          8,000,000         8,298,880
                                                                                                                  ---------------
                                                                                                                       29,070,730
                                                                                                                  ---------------
    FLORIDA 11.0%
    Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/16 .................          5,915,000         6,351,586
    Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 ..............          1,000,000         1,039,270
    Collier County School Board COP, FSA Insured, 5.00%, 2/15/22 ...........................          5,075,000         5,322,660
    Hillsborough County Capacity Assessment Special Assessment Revenue, Series 2006,
       FGIC Insured, 5.00%, 3/01/19 ........................................................          5,000,000         5,208,000
    Hillsborough County IDA, PCR, Tampa Electric, Series A, 5.65%, 5/15/18 .................          6,500,000         6,509,555
    Jacksonville Water and Sewer System Revenue, Series B, FSA Insured, 4.10%, 10/01/13 ....          3,000,000         3,002,010
    Marion County Public Improvement Revenue, Refunding, MBIA Insured,
       4.20%, 12/01/12 .....................................................................          1,400,000         1,450,428
       4.30%, 12/01/13 .....................................................................          1,800,000         1,854,828
    Orange County School Board COP, Series B, FGIC Insured, 5.00%,
       8/01/18 .............................................................................          5,150,000         5,428,203
       8/01/19 .............................................................................          5,985,000         6,245,228
    Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
       10/01/14 ............................................................................          5,000,000         5,105,400
    Palm Beach County School Board COP, Series E, MBIA Insured, 5.00%, 8/01/21 .............          6,060,000         6,345,244
    Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D,
       FSA Insured, 5.00%,
       10/01/22 ............................................................................          9,490,000         9,839,991
       10/01/24 ............................................................................         10,455,000        10,773,564


                    Quarterly Statements of Investments | 27

Franklin Tax-Free Trust

    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT        VALUE
    -------------------------------------------------------                                    ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
       Group, 5.00%, 8/15/19 ...............................................................   $      5,000,000   $     5,167,250
    Tampa Bay Water Utility System Revenue,
       FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 .........................................          1,000,000         1,095,660
       Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/15 ...............................          4,140,000         4,405,291
       Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16 ...............................          3,400,000         3,617,872
                                                                                                                  ---------------
                                                                                                                       88,762,040
                                                                                                                  ---------------
    GEORGIA 1.4%
    Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
       12/01/20 ............................................................................          1,500,000         1,613,730
       12/01/21 ............................................................................          1,000,000         1,069,370
    Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
       12/01/13 ............................................................................          1,020,000         1,019,990
    Main Street Natural Gas Inc. Gas Project Revenue, Series A, 6.00%, 7/15/22 .............          5,000,000         5,042,300
    South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16 ....          2,650,000         2,830,544
                                                                                                                  ---------------
                                                                                                                       11,575,934
                                                                                                                  ---------------
    HAWAII 0.3%
    Hawaii State Department of Budget and Finance Special Purpose Revenue, Kaiser
       Permanente, Series A, ETM, 5.10%, 3/01/14 ...........................................          2,500,000         2,571,350
                                                                                                                  ---------------
    ILLINOIS 2.3%
    Southwestern Illinois Development Authority Revenue, Local Government Program,
       Edwardsville Community, FSA Insured, 5.00%,
       12/01/18 ............................................................................          6,000,000         6,549,240
       12/01/19 ............................................................................         11,005,000        11,903,228
                                                                                                                  ---------------
                                                                                                                       18,452,468
                                                                                                                  ---------------
    KENTUCKY 0.3%
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
       Regional Health Center Facility, Refunding and Improvement,
       5.70%, 10/01/10 .....................................................................          1,000,000         1,009,730
       5.75%, 10/01/11 .....................................................................          1,500,000         1,509,135
                                                                                                                  ---------------
                                                                                                                        2,518,865
                                                                                                                  ---------------
    LOUISIANA 4.0%
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
       AMBAC Insured, 5.00%, 6/01/19 .......................................................         20,000,000        20,315,800
    New Orleans GO, Radian Insured, 5.00%, 12/01/25 ........................................          7,915,000         7,770,235
    St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 .........          4,000,000         4,063,840
                                                                                                                  ---------------
                                                                                                                       32,149,875
                                                                                                                  ---------------
    MARYLAND 1.5%
    Maryland State EDC Student Housing Revenue, University of Maryland College Park
       Projects, Refunding, CIFG Insured, 5.00%,
       6/01/19 .............................................................................          1,445,000         1,436,431
       6/01/20 .............................................................................          1,000,000           984,850


                    28 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT        VALUE
    -------------------------------------------------------                                    ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MARYLAND (CONTINUED)
    Maryland State Health and Higher Educational Facilities Authority Revenue,
       Peninsula Regional Medical Center, 5.00%, 7/01/18 ...................................   $      1,600,000   $     1,645,968
       Peninsula Regional Medical Center, 5.00%, 7/01/19 ...................................          1,430,000         1,461,388
       Peninsula Regional Medical Center, 5.00%, 7/01/20 ...................................          1,000,000         1,013,890
       Washington County Hospital, 5.25%, 1/01/22 ..........................................          1,000,000           998,030
       Washington County Hospital, 5.25%, 1/01/23 ..........................................          1,250,000         1,241,150
       Western Maryland Health, Refunding, Series A, MBIA Insured, 5.00%, 1/01/19  .........          3,020,000         3,196,640
                                                                                                                  ---------------
                                                                                                                       11,978,347
                                                                                                                  ---------------
    MASSACHUSETTS 1.1%
    Massachusetts State Development Finance Agency Resource Recovery Revenue,
       Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 ....          3,000,000         3,088,320
    Massachusetts State Development Finance Agency Revenue, Loomis Community Project,
       first mortgage, Refunding, Series A, 5.50%, 7/01/08 .................................            535,000           535,321
(a) Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup,
       Series B-2, MBIA Insured, 5.375%, 2/01/26 ...........................................          1,720,000         1,751,545
    Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden
       Haverhill Project, Refunding, Series A, 5.20%, 12/01/08 .............................          2,000,000         2,001,140
    Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
       10/01/12 ............................................................................          1,745,000         1,779,045
                                                                                                                  ---------------
                                                                                                                        9,155,371
                                                                                                                  ---------------
    MICHIGAN 6.6%
    Detroit GO, Series B, FSA Insured, 5.00%,
       4/01/18 .............................................................................          2,635,000         2,828,699
       4/01/19 .............................................................................          2,515,000         2,680,663
    Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
       5/01/17 .............................................................................          2,025,000         2,161,283
    Michigan Municipal Bond Authority Department of Treasury Revenue, Local Government Loan
       Program, Group A, Series B, AMBAC Insured, 5.00%, 12/01/17 ..........................          1,000,000         1,089,880
    Michigan Municipal Bond Authority Revenue,
       Local Government Loan Project, Series B, Group A, AMBAC Insured, 5.00%, 12/01/18 ....          1,000,000         1,079,600
       School District City of Detroit, FSA Insured, 5.00%, 6/01/17 ........................         10,000,000        10,749,800
    Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
       MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 .........................................          1,200,000         1,274,964
    Michigan State Strategic Fund Limited Obligation Revenue, Michigan House Republic
       Facilities, Series A, Assured Guaranty, 5.25%,
          10/15/22 .........................................................................          4,000,000         4,297,560
          10/15/23 .........................................................................          1,000,000         1,069,220
    Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset, Senior
       Series A, 5.25%, 6/01/22 ............................................................         10,000,000         9,432,000
    Roseville School District GO, School Building and Site, Refunding, FSA Insured, 5.00%,
       5/01/19 .............................................................................          2,275,000         2,434,227
    Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding,
       MBIA Insured, 4.25%, 9/01/13 ........................................................          1,245,000         1,298,137
    South Lyon Community Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/16 ...............          3,040,000         3,304,389


                    Quarterly Statements of Investments | 29

Franklin Tax-Free Trust

    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT        VALUE
    -------------------------------------------------------                                    ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Wayne-Westland Community Schools GO, Refunding,
       4.50%, 5/01/12 ......................................................................   $      1,035,000   $     1,089,876
       4.625%, 5/01/13 .....................................................................          1,095,000         1,166,350
       FSA Insured, 5.00%, 5/01/16 .........................................................          2,825,000         3,061,226
    Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%, 1/01/17 ......          4,290,000         4,354,264
                                                                                                                  ---------------
                                                                                                                       53,372,138
                                                                                                                  ---------------
    MINNESOTA 2.8%
    Chaska ISD No. 112 GO, Refunding, Series A,
       5.00%, 2/01/16 ......................................................................          4,000,000         4,096,320
       FSA Insured, 4.00%, 2/01/14 .........................................................          2,060,000         2,117,824
    Minneapolis GO, Various Purpose,
       5.00%, 12/01/17 .....................................................................          2,480,000         2,597,106
       Pre-Refunded, 5.00%, 12/01/17 .......................................................            520,000           559,239
    Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
       4.625%, 2/01/17 .....................................................................          1,000,000         1,024,700
    Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
       2/01/14 .............................................................................          2,340,000         2,480,915
       2/01/15 .............................................................................          2,425,000         2,558,157
       2/01/16 .............................................................................          2,460,000         2,583,836
    Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 ...................          2,215,000         2,317,732
    Robbinsdale ISD No. 281 GO, Refunding, FSA Insured, 4.125%, 2/01/14 ....................          2,175,000         2,246,144
                                                                                                                  ---------------
                                                                                                                       22,581,973
                                                                                                                  ---------------
    MISSOURI 3.3%
    Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19 ......................          1,675,000         1,659,774
    Jackson County Reorganized School District No. 7 Lee's Summit GO, School Building,
       MBIA Insured, 5.00%, 3/01/16 ........................................................          2,000,000         2,135,400
    Lake of the Ozarks Community Bridge Corp. Bridge System Revenue, Refunding, 5.00%,
       12/01/08 ............................................................................          1,060,000         1,063,000
    Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point
       Project, MBIA Insured, 5.00%,
       1/01/17 .............................................................................          1,500,000         1,585,095
       1/01/19 .............................................................................          1,000,000         1,040,880
    Southeast Missouri State University System Facilities Revenue, Refunding and
       Improvement, MBIA Insured,
       4.375%, 4/01/12 .....................................................................            335,000           346,732
       4.50%, 4/01/14 ......................................................................            545,000           561,443
       4.60%, 4/01/15 ......................................................................          1,360,000         1,399,113
       4.70%, 4/01/16 ......................................................................          1,165,000         1,197,492
    Springfield Public Utility Revenue, FGIC Insured, 4.50%, 8/01/21 .......................         15,245,000        15,368,484
                                                                                                                  ---------------
                                                                                                                       26,357,413
                                                                                                                  ---------------
    NEVADA 0.6%
    Clark County School District GO, Refunding, Series A, MBIA Insured, 4.50%, 6/15/19 .....          5,000,000         5,149,100
                                                                                                                  ---------------


                    30 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT        VALUE
    -------------------------------------------------------                                    ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY 3.1%
    Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
       Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A, 6.85%,
       12/01/29 ............................................................................   $      2,625,000   $     2,700,417
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1,
       5.90%, 1/01/15 ......................................................................            780,000           780,304
    New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%,
       6/15/17 .............................................................................          5,000,000         5,306,750
    New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
       Refunding, Series C, FSA Insured, 4.50%, 12/15/10 ...................................         10,000,000        10,520,100
       Series D, FSA Insured, 5.00%, 6/15/19 ...............................................          5,630,000         5,989,757
                                                                                                                  ---------------
                                                                                                                       25,297,328
                                                                                                                  ---------------
    NEW YORK 10.8%
    Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 ...........          1,560,000         1,667,999
    Long Island Power Authority Electric System Revenue, General,
       Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 ..................................          7,000,000         7,371,980
       Series E, FGIC Insured, 5.00%, 12/01/18 .............................................          8,500,000         9,037,625
    MTA Commuter Facilities Revenue, Services Contract, Series R, ETM, 5.50%, 7/01/11 ......          2,215,000         2,242,422
    MTA Revenue, Transportation,
       Series A, FSA Insured, 5.00%, 11/15/20 ..............................................          5,000,000         5,406,400
       Series C, 5.00%, 11/15/16 ...........................................................          1,150,000         1,248,888
       Series F, 5.00%, 11/15/15 ...........................................................          1,250,000         1,357,450
    MTA Transit Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 .................          1,500,000         1,567,245
    New York City GO,
       Refunding, Series C, MBIA Insured, 5.875%, 8/01/16 ..................................              5,000             5,368
       Refunding, Series G, 5.00%, 8/01/21 .................................................          7,000,000         7,351,120
       Refunding, Series H, 5.00%, 8/01/17 .................................................          4,330,000         4,588,328
       Series C, MBIA Insured, Pre-Refunded, 5.875%, 8/01/16 ...............................          1,245,000         1,351,385
       Series D1, 5.00%, 12/01/21 ..........................................................          5,000,000         5,250,500
       Series F, 4.75%, 1/15/16 ............................................................          3,000,000         3,125,910
       Series H, 5.00%, 8/01/16 ............................................................          3,000,000         3,200,970
       Series O, 5.00%, 6/01/19 ............................................................          5,000,000         5,258,700
    New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 .........          4,500,000         4,719,915
    New York State Dormitory Authority Revenue, Mortgage, St. Barnabas, Series B, FHA
       Insured, 4.25%, 8/01/14 .............................................................          2,355,000         2,429,159
    New York State Dormitory Authority Revenues, Mental Health Services Facilities
       Improvement, Refunding, Series D, MBIA Insured, 5.00%, 8/15/17 ......................          2,000,000         2,023,960
    New York State Energy Research and Development Authority PCR, New York State Electric
       and Gas, MBIA Insured, 4.10%, 3/15/15 ...............................................          7,000,000         7,108,290
    New York State Thruway Authority General Revenue, Refunding, Series H, FGIC Insured,
       5.00%, 1/01/22 ......................................................................         10,000,000        10,625,100
                                                                                                                  ---------------
                                                                                                                       86,938,714
                                                                                                                  ---------------
    NORTH CAROLINA 7.1%
    Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.25%,
       8/01/15 .............................................................................            915,000           986,013
       8/01/17 .............................................................................          1,020,000         1,099,162
       8/01/19 .............................................................................          1,030,000         1,109,939


                    Quarterly Statements of Investments | 31

Franklin Tax-Free Trust

    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT        VALUE
    -------------------------------------------------------                                    ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA (CONTINUED)
    Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 ...............................   $      4,000,000   $     4,208,560
    Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
       HealthCare System, Series A, FSA Insured, 5.00%, 1/15/22 ............................         10,000,000        10,462,400
    North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19 ...............................         15,000,000        16,157,100
       Refunding, Series D, 6.00%, 1/01/09 .................................................            200,000           203,586
       Series D, 6.45%, 1/01/14 ............................................................          1,000,000         1,045,610
    North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
       Catawba Electric, Refunding, Series A, 5.25%, 1/01/20 ...............................          4,500,000         4,745,700
       Refunding, Series B, 6.50%, 1/01/09 .................................................          5,000,000         5,113,950
    North Carolina State GO, Vehicle, MBIA Insured, 5.00%, 3/01/19 .........................          5,000,000         5,361,700
    Wake County GO, Public Improvement, 4.50%, 3/01/14 .....................................          6,400,000         6,707,072
                                                                                                                  ---------------
                                                                                                                       57,200,792
                                                                                                                  ---------------
    OHIO 3.8%
    Akron GO, Various Purpose, Refunding and Improvement, MBIA Insured, 4.125%,
       12/01/14 ............................................................................          1,000,000         1,029,120
    Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17 .............................          2,180,000         2,283,005
    Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed, Senior Current
       Interest Turbo Term Bond, Series A-2, 5.375%, 6/01/24 ...............................          5,000,000         4,692,950
    Cleveland Municipal School District GO, FSA Insured, 5.00%,
       12/01/14 ............................................................................          1,915,000         2,093,938
       12/01/15 ............................................................................          1,510,000         1,639,120
       12/01/16 ............................................................................          1,400,000         1,510,264
    Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services,
       Refunding,
       5.25%, 7/01/08 ......................................................................            575,000           575,420
       5.40%, 7/01/10 ......................................................................            775,000           783,393
       5.50%, 7/01/11 ......................................................................            500,000           505,385
    Lake Local School District Wood County GO, MBIA Insured,
       5.20%, 12/01/17 .....................................................................            375,000           399,615
       Pre-Refunded, 5.20%, 12/01/17 .......................................................          2,190,000         2,389,662
    Lakewood City School District GO, School Improvement, Refunding, FSA Insured, 4.50%,
       12/01/22 ............................................................................          2,900,000         2,944,805
    Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 ...................          1,360,000         1,431,509
    Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
       12/01/15 ............................................................................          2,670,000         2,909,873
    Nordonia Hills City School District GO, School Improvement, Refunding, FGIC Insured,
       4.50%,
       12/01/21 ............................................................................          2,360,000         2,379,895
    University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
       1/01/14 .............................................................................          2,000,000         2,117,360
    Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 .........................................          1,275,000         1,357,097
                                                                                                                  ---------------
                                                                                                                       31,042,411
                                                                                                                  ---------------
    OREGON 1.9%
    Oregon State Department of Administrative Services COP, Series A, FGIC Insured, 5.00%,
       11/01/19 ............................................................................          2,340,000         2,479,885
    Portland Sewer System Revenue, second lien, Series B, MBIA Insured, 5.00%,
       6/15/18 .............................................................................          3,135,000         3,361,817
       6/15/19 .............................................................................          3,290,000         3,502,402


                    32 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT        VALUE
    -------------------------------------------------------                                    ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Salem Water and Sewer Revenue,
       MBIA Insured, 4.10%, 6/01/16 ........................................................   $      1,035,000   $     1,056,073
       Refunding, FSA Insured, 4.375%, 6/01/11 .............................................          2,160,000         2,262,038
       Refunding, FSA Insured, 4.50%, 6/01/12 ..............................................          2,250,000         2,381,288
                                                                                                                  ---------------
                                                                                                                       15,043,503
                                                                                                                  ---------------
    PENNSYLVANIA 0.6%
    Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
       12/01/13 ............................................................................          5,000,000         5,185,350
                                                                                                                  ---------------
    SOUTH CAROLINA 1.1%
    Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
       AMBAC Insured, 5.25%, 1/01/10 .......................................................          1,000,000         1,033,560
    Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured,
       4.00%,
       1/01/14 .............................................................................          2,000,000         2,061,540
    Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
       Project, FSA Insured, 5.00%, 12/01/18 ...............................................          5,000,000         5,357,000
                                                                                                                  ---------------
                                                                                                                        8,452,100
                                                                                                                  ---------------
    TENNESSEE 1.2%
    Tennessee Energy Acquisition Corp. Gas Revenue, Series C, 5.00%, 2/01/22 ...............         10,000,000         9,594,100
                                                                                                                  ---------------
    TEXAS 6.7%
    Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%,
       10/01/19 ............................................................................         10,000,000        10,260,100
    Edgewood ISD Bexar County GO, Series A, 5.00%,
       2/15/16 .............................................................................          1,225,000         1,315,172
       2/15/17 .............................................................................          1,285,000         1,370,041
    Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA Insured,
       5.00%, 2/15/22 ......................................................................          4,165,000         4,313,233
    Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
       AMBAC Insured, 5.00%, 9/01/11 .......................................................          6,000,000         6,312,720
    Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
       8/01/19 .............................................................................          1,000,000         1,032,940
    Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
       11/01/10 ............................................................................          2,500,000         2,515,600
    Sabine River Authority PCR, Southwestern Electric Co., Refunding, MBIA Insured, 4.95%,
       3/01/18 .............................................................................         15,000,000        15,526,650
    Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit,
       Series A, MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 ...............................          1,500,000         1,602,360
    Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
       Refunding and Improvement, Series A, 5.25%,
       11/01/22 ............................................................................          5,000,000         4,804,350
       11/01/23 ............................................................................          5,000,000         4,771,050
                                                                                                                  ---------------
                                                                                                                       53,824,216
                                                                                                                  ---------------
    UTAH 0.3%
    Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19 ...........................          2,585,000         2,573,781
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 33

Franklin Tax-Free Trust

    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT        VALUE
    -------------------------------------------------------                                    ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    WASHINGTON 0.4%
    King County School District No. 406 South Central GO, Refunding, FSA Insured, 5.00%,
       12/01/16 ............................................................................   $      3,000,000   $     3,244,800
                                                                                                                  ---------------
    WEST VIRGINIA 0.0%(b)
    West Virginia Public Energy Authority Energy Revenue, Morgantown Assn. Project,
       Series A, 5.05%, 7/01/08 ............................................................            180,000           180,227
                                                                                                                  ---------------
    U.S. TERRITORIES 3.3%
    PUERTO RICO 2.6%
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
       Refunding, Series C, AMBAC Insured, 5.50%, 7/01/24 ..................................         10,000,000        10,650,200
    Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
       5.00%, 7/01/24 ......................................................................         10,000,000        10,142,400
                                                                                                                  ---------------
                                                                                                                       20,792,600
                                                                                                                  ---------------
    VIRGIN ISLANDS 0.7%
    Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .................          4,000,000         4,055,680
    Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
       7/01/09 .............................................................................          1,545,000         1,580,226
                                                                                                                  ---------------
                                                                                                                        5,635,906
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                           26,428,506
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $776,327,147) ........................................                          788,790,335
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 0.5%
    MUNICIPAL BONDS 0.5%
    FLORIDA 0.2%
(c) Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 2.50%,
       8/01/25 .............................................................................          2,200,000         2,200,000
                                                                                                                  ---------------
    GEORGIA 0.3%
(c) Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
       AMBAC Insured, Weekly VRDN and Put, 1.75%, 10/01/16 .................................          2,200,000         2,200,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $4,400,000) .........................................                            4,400,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $780,727,147) 98.2% ............................................                          793,190,335
                                                                                                                  ---------------
    OTHER ASSETS, LESS LIABILITIES 1.8% ....................................................                           14,693,865
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   807,884,200
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a)  Security purchased on awhen-issued basis.

(b)  Rounds to less than 0.1% of net assets.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                  34 | See Notes to Statements of Investments.
                     | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT        VALUE
    --------------------------------------------------                                         ----------------   ---------------
    LONG TERM INVESTMENTS 65.4%
    MUNICIPAL BONDS 65.4%
    ALABAMA 4.0%
    East Alabama Health Care Authority Health Care Facilities Revenue,
       Mandatory Put 9/01/13, Series B, 5.00%, 9/01/33 .....................................   $      1,000,000   $     1,004,500
       Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36 .....................................          1,000,000           999,130
    Etowah County Board of Education Special Tax, School wts., Refunding, FSA Insured,
       2.60%, 9/01/08 ......................................................................            250,000           250,200
                                                                                                                  ---------------
                                                                                                                        2,253,830
                                                                                                                  ---------------
    CALIFORNIA 10.0%
    Alameda-Contra Costa Transit District COP, FHR Computer System Project, 4.00%,
       8/01/12 .............................................................................            580,000           593,822
    California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13,
       Refunding, Series A, XLCA Insured, 4.10%, 4/01/28 ...................................          1,000,000           990,460
    Hercules RDA Tax Allocation Revenue, Series A, AMBAC Insured, 5.00%, 8/01/14 ...........            930,000         1,002,363
    Santa Clara County Financing Authority Revenue, El Camino, Series B, AMBAC Insured,
       5.00%, 2/01/14 ......................................................................          1,000,000         1,062,100
    Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1,
       Series A, 5.00%, 11/01/15 ...........................................................          1,000,000         1,016,040
    Tustin USD School Facilities Improvement District GO, Capital Appreciation No. 2002-1,
        Election of 2002, Series C, FSA Insured, zero cpn.,
       6/01/09 .............................................................................            445,000           435,962
       6/01/18 .............................................................................            810,000           520,781
                                                                                                                  ---------------
                                                                                                                        5,621,528
                                                                                                                  ---------------
    COLORADO 3.2%
    Regional Transportation District COP, Transit Vehicles, Series A, AMBAC Insured, 5.00%,
       12/01/15 ............................................................................          1,500,000         1,636,815
    Strasburg School District No. 31J GO, MBIA Insured, zero cpn., 12/01/08 ................            170,000           168,239
                                                                                                                  ---------------
                                                                                                                        1,805,054
                                                                                                                  ---------------
    FLORIDA 1.9%
    Sarasota County GO, Environmentally Sensitive Program, 4.00%, 10/01/09 .................          1,065,000         1,088,047
                                                                                                                  ---------------
    ILLINOIS 2.7%
    Chicago GO, Project, Series 1995 B, FGIC Insured, ETM, 5.00%, 1/01/09 ..................          1,500,000         1,527,135
                                                                                                                  ---------------
    INDIANA 1.0%
    Avon Community School Building Corp. Revenue, First Management, AMBAC Insured, 4.25%,
       1/15/11 .............................................................................            520,000           536,474
                                                                                                                  ---------------
    KANSAS 1.0%
    Junction City COP, Radian Insured, 4.00%,
       9/01/09 .............................................................................            215,000           218,489
       9/01/10 .............................................................................            310,000           315,379
                                                                                                                  ---------------
                                                                                                                          533,868
                                                                                                                  ---------------
    LOUISIANA 2.7%
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC
       Insured, 5.00%, 6/01/09 .............................................................          1,000,000         1,030,010
    Louisiana State Local Government Environmental Facilities Revenue, MBIA Insured, 4.00%,
       12/01/14 ............................................................................            500,000           512,065
                                                                                                                  ---------------
                                                                                                                        1,542,075
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 35

Franklin Tax-Free Trust

    FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT        VALUE
    --------------------------------------------------                                         ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI 0.4%
    Platte County COP, Public Improvements, 2.40%, 10/01/08 ................................   $        200,000   $       200,208
                                                                                                                  ---------------
    NEBRASKA 1.4%
    University of Nebraska Facilities Corp. Revenue, University of Nebraska Medical Center
       Research Center, 4.00%, 2/15/10 .....................................................            750,000           769,822
                                                                                                                  ---------------
    NEVADA 0.8%
    Henderson Local ID Special Assessment, No. T-6, Limited Obligation, Refunding,
       Senior Series A, FSA Insured, 2.85%, 11/01/09 .......................................            265,000           267,263
    Washoe County Improvement Bonds, Refunding, FSA Insured, 2.50%, 11/01/08 ...............            195,000           195,527
                                                                                                                  ---------------
                                                                                                                          462,790
                                                                                                                  ---------------
    NEW YORK 9.3%
    Amherst IDA Civic Facility Revenue, Mandatory Put 10/01/11, Refunding, Series A,
       Radian Insured, 4.20%, 10/01/31 .....................................................            865,000           877,577
    New York State Dormitory Authority Revenues,
       Non-State Supported Debt, Aids Long Term  Health Care Facility, Refunding, 5.00%,
          11/01/11 .........................................................................            750,000           775,042
       Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%,
          7/01/13 ..........................................................................            500,000           527,915
       The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA Insured,
          5.00%, 8/15/09 ...................................................................            750,000           775,560
    New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C-1
       Empire State, 2.80%, 12/15/09 ....................................................               245,000           247,384
    Yonkers GO, Series A, 4.00%, 11/01/09 ..................................................          2,000,000         2,019,620
                                                                                                                  ---------------
                                                                                                                        5,223,098
                                                                                                                  ---------------
    OHIO 1.1%
    Ohio State Higher Educational Facility Revenue, Otterbein College 2007 Project, CIFG
       Insured, 4.50%, 12/01/11 ............................................................            210,000           220,653
    Stark County GO, Sewage System, Refunding, AMBAC Insured, 2.50%, 12/01/08 ..............            370,000           370,145
                                                                                                                  ---------------
                                                                                                                          590,798
                                                                                                                  ---------------
    PENNSYLVANIA 0.4%
    Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 2.65%, 9/01/08 ...            250,000           250,255
                                                                                                                  ---------------
    SOUTH DAKOTA 0.6%
    South Dakota HDA Revenue, Series D, 2.90%, 5/01/09 .....................................            345,000           347,870
                                                                                                                  ---------------
    TEXAS 7.8%
    Brock ISD, GO, Capital Appreciation, zero cpn., 8/15/16 ................................            460,000           330,349
    Denton ISD, GO, Unlimited Tax School Building Bonds, Premium Capital Appreciation Bonds,
       Series 2007, zero cpn., 8/15/08 .....................................................            500,000           497,890
    Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA Insured,
       5.00%, 2/15/12 ......................................................................            745,000           790,840
    Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment,
       Refunding, Series A, AMBAC Insured, 5.25%, 9/01/09 ..................................          1,260,000         1,298,455
    Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
       Improvement, 4.50%, 11/01/10 ........................................................            395,000           404,677


                    36 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT        VALUE
    --------------------------------------------------                                         ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    San Antonio Water Revenue, System, Series A, FSA Insured, 5.50%, 5/15/13 ...............   $        500,000   $       544,250
    Willow Fork Drain District GO, Series A, Radian Insured, 5.00%, 9/01/14 ................            500,000           501,020
                                                                                                                  ---------------
                                                                                                                        4,367,481
                                                                                                                  ---------------
    UTAH 0.3%
    Davis County Sales Tax Revenue, Series B, AMBAC Insured, 2.55%, 10/01/08 ...............            180,000           180,110
                                                                                                                  ---------------
    VIRGINIA 0.8%
    Virginia State Public School Authority Revenue, School Financing 1997, Refunding, Series
       C,
       5.00%, 8/01/08 ......................................................................            455,000           457,330
                                                                                                                  ---------------
    WASHINGTON 8.4%
    Energy Northwest Electric Revenue, Project 1, Refunding, Series A, 5.00%, 7/01/11 ......            375,000           398,115
    Snohomish County School District No. 2 Everett GO, Refunding, FGIC Insured, 5.00%,
       12/01/14 ............................................................................            250,000           271,155
    Washington State GO, Motor Vehicle Tax, Series F, AMBAC Insured, zero cpn., 12/01/09 ...          1,000,000           961,350
    Washington State Health Care Facilities Authority Revenue,
       Kadlec Medical Center, Series A, Assured Guaranty, 5.00%, 12/01/10 ..................          1,000,000         1,056,800
       Multicare Health System, Series A, FSA Insured, 4.00%, 8/15/13 ......................            250,000           254,335
       Multicare Health System, Series A, FSA Insured, 4.00%, 8/15/14 ......................            310,000           313,893
       Multicare Health System, Series B, FSA Insured, 4.00%, 8/15/13 ......................            250,000           254,335
       Multicare Health System, Series B, FSA Insured, 4.00%, 8/15/14 ......................            600,000           607,536
       Multicare Health System, Series B, FSA Insured, 4.00%, 8/15/15 ......................            625,000           628,469
                                                                                                                  ---------------
                                                                                                                        4,745,988
                                                                                                                  ---------------
    WYOMING 0.9%
    Sweetwater County Improvement Project Powers Board Lease Revenue, MBIA Insured, 5.00%,
       12/15/10 ............................................................................            500,000           529,455
                                                                                                                  ---------------
    U.S. TERRITORIES 6.7%
    GUAM 0.4%
    Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%,
       10/01/08 ............................................................................            240,000           239,326
                                                                                                                  ---------------
    PUERTO RICO 6.3%
    Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
       Series C,
    FSA Insured, 5.50%, 7/01/18 ............................................................            250,000           250,475
    MBIA Insured, 5.00%, 7/01/28 ...........................................................            660,000           660,449
    Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
       5.00%, 12/01/08 .....................................................................            950,000           959,899
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
       Refunding, Series X, MBIA Insured, 5.50%, 7/01/13 ...................................            580,000           625,379
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/11             545,000           554,450
    Puerto Rico PBA Guaranteed Revenue, Mandatory Put 7/01/17, Refunding, AMBAC Insured,
       5.50%, 7/01/35 ......................................................................            450,000           466,569
                                                                                                                  ---------------
                                                                                                                        3,517,221
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                            3,756,547
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $36,567,964) .........................................                           36,789,763
                                                                                                                  ---------------

                    Quarterly Statements of Investments | 37

Franklin Tax-Free Trust

    FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT        VALUE
    --------------------------------------------------                                         ----------------   ---------------
    SHORT TERM INVESTMENTS 33.4%
    MUNICIPAL BONDS 33.4%
    COLORADO 0.7%
(a) Moffat County PCR, Pacific Corp. Projects, Refunding, AMBAC Insured, Daily VRDN and Put,
       1.85%, 5/01/13 ......................................................................   $        400,000   $       400,000
                                                                                                                  ---------------
    FLORIDA 4.1%
(a) Indian River County Revenue, St. Edwards School Project, Weekly VRDN and Put, 1.63%,
       7/01/27 .............................................................................            200,000           200,000
(a) Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 2.50%,
       8/01/25 .............................................................................            500,000           500,000
(a) Pinellas County Health Facilities Authority Revenue,
       Health Care Facilities, Mease Manger Inc. Project, Series A, Weekly VRDN and Put,
          1.65%, 11/01/15 ..................................................................            600,000           600,000
       Pooled Hospital Loan Program, Refunding, AMBAC Insured, Daily VRDN and Put, 4.00%,
          12/01/15 .........................................................................          1,000,000         1,000,000
                                                                                                                  ---------------
                                                                                                                        2,300,000
                                                                                                                  ---------------
    GEORGIA 1.4%
(a) Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
       AMBAC Insured, Weekly VRDN and Put, 1.75%, 10/01/16 .................................            100,000           100,000
(a) Cobb County Development Authority Educational Facilities Revenue, Kennesaw State
       University Project, AMBAC Insured, Weekly VRDN and Put, 3.23%, 11/01/18 .............            685,000           685,000
                                                                                                                  ---------------
                                                                                                                          785,000
                                                                                                                  ---------------
    ILLINOIS 3.4%
    Cook County School District No. 150 South Holland GO, FSA Insured, 3.125%, 12/01/08 ....            205,000           205,972
    Grundy County School District No. 054 Morris GO, 4.125%, 11/01/08 ......................          1,700,000         1,711,832
                                                                                                                  ---------------
                                                                                                                        1,917,804
                                                                                                                  ---------------
    MARYLAND 0.2%
(a) Maryland State EDC Revenue, U.S. Pharmacopeial Project, Refunding, Series A, AMBAC
       Insured, Daily VRDN and Put, 1.50%, 7/01/34 .........................................            100,000           100,000
                                                                                                                  ---------------
    MICHIGAN 4.0%
    Detroit GO, MBIA Insured, 5.00%, 4/01/09 ...............................................          2,000,000         2,037,540
(a) Detroit Sewer Disposal System Revenue, senior lien, Series B, FSA Insured, Daily VRDN
       and Put, 1.50%, 7/01/33 .............................................................            200,000           200,000
                                                                                                                  ---------------
                                                                                                                        2,237,540
                                                                                                                  ---------------
    NEW JERSEY 3.9%
    Passaic County GO, Emergency Notes, 4.00%, 8/15/08 .....................................          2,200,000         2,207,832
                                                                                                                  ---------------
    NEW YORK 1.1%
(a) Monroe County IDA Civic Facility Revenue, St. John Fisher College Project, Radian
       Insured, Weekly VRDN and Put, 5.20%, 6/01/34 ........................................            600,000           600,000
                                                                                                                  ---------------
    PENNSYLVANIA 3.5%
(a) Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, 1.60%,
       12/01/28 ............................................................................            250,000           250,000
(a) York General Authority Pooled Financing Revenue,
       Sub Series 1996-B, AMBAC Insured, Weekly VRDN and Put, 3.20%, 9/01/26 ...............            400,000           400,000
       Sub Series A, AMBAC Insured, Weekly VRDN and Put, 3.60%, 9/01/26 ....................          1,310,000         1,310,000
                                                                                                                  ---------------
                                                                                                                        1,960,000
                                                                                                                  ---------------


                    38 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT        VALUE
    --------------------------------------------------                                         ----------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE 7.6%
(a) Blount County PBA Revenue,
       Local Government Public Improvement, Series A-3-A, Daily VRDN and Put, 3.00%,
          6/01/26 ..........................................................................   $      2,300,000   $     2,300,000
       Local Public Improvement, Series D-1-E, AMBAC Insured, Daily VRDN and Put, 3.00%,
          6/01/25 ..........................................................................          2,000,000         2,000,000
                                                                                                                  ---------------
                                                                                                                        4,300,000
                                                                                                                  ---------------
    UTAH 3.5%
(a) Utah Water Finance Agency Revenue, Tender Option, Series A-15, AMBAC Insured,
       Weekly VRDN and Put, 6.00%, 10/01/36 ................................................          2,000,000         2,000,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $18,808,745) ........................................                           18,808,176
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $55,376,709) 98.8% .............................................                           55,597,939
    OTHER ASSETS, LESS LIABILITIES 1.2% ....................................................                              676,095
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $    56,274,034
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 39

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS 98.7%
    MUNICIPAL BONDS 98.7%
    FLORIDA 93.5%
    Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 .........................   $      2,000,000   $     2,044,260
    Brevard County Health Facilities Authority Health Care Facilities Revenue, Health
       First Inc. Project, MBIA Insured, 5.00%, 4/01/26 ....................................          5,000,000         5,051,650
    Brevard County School Board COP,
       Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 ..................................          4,415,000         4,705,198
       Series A, AMBAC Insured, 5.00%, 7/01/26 .............................................         10,675,000        10,768,406
    Broward County Educational Facilities Authority Revenue, Educational Facilities,
       Nova Southeastern, Refunding, Series B, 5.60%, 4/01/29 ..............................          3,180,000         3,203,278
    Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
       5.50%, 8/15/20 ......................................................................          9,360,000         9,617,306
    Broward County HFA,
       MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 ...............          3,000,000         2,914,440
       MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 ......................          1,980,000         1,903,691
       MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 .......................          5,730,000         5,516,042
       MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 .......................            990,000           946,292
       MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 ........................          1,980,000         1,872,130
       SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29 ..........................            275,000            65,362
    Broward County HFAR, Series D,
       6.90%, 6/01/09 ......................................................................              5,000             5,028
       7.375%, 6/01/21 .....................................................................            100,000           100,172
    Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/26 .................         21,500,000        21,935,590
    Broward County Water and Sewer Utility Revenue, Refunding, Series A, AMBAC Insured,
       zero cpn., 10/01/08 .................................................................            590,000           585,752
    Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 ................          3,500,000         3,466,085
    Celebration CDD, Special Assessment, Series A, MBIA Insured, 5.50%, 5/01/18 ............          1,345,000         1,353,662
    Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%,
       8/15/23 .............................................................................          9,245,000         9,470,023
    Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
       6.50%, 10/01/25 .....................................................................          2,335,000         2,336,448
    Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 .............          5,000,000         5,104,400
    Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
       MBIA Insured, 5.80%, 5/01/16 ........................................................          5,980,000         6,322,833
    Dade County Aviation Revenue, Miami International Airport, Series C, FSA Insured,
       5.125%, 10/01/27 ....................................................................          9,550,000         9,645,309
    Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
       11/15/32 ............................................................................          3,250,000         3,245,352
    Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
       5.60%, 7/01/17 ......................................................................          1,000,000         1,012,300
       5.70%, 7/01/27 ......................................................................          2,000,000         2,005,700
    Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 ..................          3,000,000         3,073,170
    Escambia County Health Facilities Authority Health Facility Revenue,
    Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 ...................................          8,750,000         8,761,725
    Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ...........          1,235,000         1,309,718
    Escambia County Health Facilities Authority Revenue, Ascension Health Credit,
       Series A-2, AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ............................         25,000,000        26,436,500
    Escambia County HFA, SFMR, Multi-County Program, Refunding, Series A, MBIA Insured,
       6.40%, 10/01/30 .....................................................................            225,000           225,974


                    40 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc.
       Project, Refunding, MBIA Insured, 5.00%, 6/01/31 ....................................   $      6,580,000   $     6,696,466
    Florida HFAR,
       General Mortgage, Refunding, Series A, FHA Insured, 6.40%, 6/01/24 ..................            240,000           240,262
       Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 .........................          1,535,000         1,544,947
       Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ........................          5,000,000         5,028,100
       Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 ......................          2,000,000         2,002,680
       Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 ......................          1,300,000         1,308,255
    Florida HFC Revenue,
       Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19 ..................          1,245,000         1,270,386
       Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 .................          4,965,000         5,026,318
       Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, zero cpn.,
          7/01/30 ..........................................................................          2,235,000           499,992
       Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 .....................          3,435,000         3,490,922
       Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, zero cpn., 7/01/17 ...          1,165,000           717,617
       Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, zero cpn., 1/01/29 ...         13,780,000         4,447,082
       Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 ...........................          1,340,000         1,362,164
       Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 .................          3,000,000         3,083,220
    Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
       5.00%, 2/01/21 ......................................................................          1,355,000         1,382,601
    Florida Municipal Loan Council Revenue, Series B, MBIA Insured, Pre-Refunded, 5.75%,
       11/01/29 ............................................................................          1,500,000         1,590,765
    Florida Ports Financing Commission Revenue, State Transportation Trust Fund, Intermodal
       Program, FGIC Insured, 5.50%, 10/01/23 ..............................................          7,000,000         7,045,850
    Florida State Board of Education Capital Outlay GO, Public Education,
       Refunding, Series D, 5.75%, 6/01/22 .................................................         25,900,000        27,299,636
       Refunding, Series D, 6.00%, 6/01/23 .................................................         15,000,000        17,833,050
       Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 ...................................          5,000,000         5,090,500
       Series C, FGIC Insured, Pre-Refunded, 5.75%, 6/01/29 ................................          5,000,000         5,381,700
    Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ............         20,000,000        20,406,800
    Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%,
       7/01/20 .............................................................................          7,000,000         7,214,620
    Florida State Board of Education Public Education GO, Refunding, Series C, AMBAC
       Insured, 5.00%, 6/01/34 .............................................................         15,000,000        15,265,500
    Florida State Board Regent Housing Revenue,
       University of Central Florida, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/29 .........          8,650,000         9,147,807
       University of Florida, FGIC Insured, Pre-Refunded, 5.75%, 7/01/25 ...................          3,400,000         3,668,702
       University of Florida, FGIC Insured, Pre-Refunded, 5.25%, 7/01/30 ...................          2,060,000         2,202,058
    Florida State Department of Environmental Protection Preservation Revenue, Florida
       Forever, Series A, MBIA Insured, 5.00%, 7/01/21 .....................................          4,000,000         4,126,320
    Florida State Department of Transportation GO, Right of Way, Series A, 4.75%, 7/01/24 ..          5,000,000         5,076,250
    Florida State Mid-Bay Bridge Authority Revenue,
       Exchangeable, Refunding, Series D, 6.10%, 10/01/22 ..................................         13,695,000        13,778,813
       Exchangeable, Series A, 5.95%, 10/01/13 .............................................          5,705,000         5,870,274
       Exchangeable, Series D, ETM, 6.10%, 10/01/22 ........................................          3,545,000         4,176,932
       Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25 ..........................          9,845,000         4,480,459
       Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26 ..........................          2,500,000         1,077,675
       Series A, ETM, 6.875%, 10/01/22 .....................................................          6,000,000         7,649,160


                    Quarterly Statements of Investments | 41

Franklin Tax-Free Trust

    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Florida State Municipal Power Agency Revenue, Stanton II Project, Refunding,
       AMBAC Insured, 5.00%, 10/01/26 ......................................................   $      5,000,000   $     5,079,250
    Florida State Turnpike Authority Turnpike Revenue, Department of Transportation,
       Refunding, Series A, 5.00%, 7/01/35 .................................................          5,000,000         5,147,450
       Series B, 5.00%, 7/01/30 ............................................................          3,455,000         3,498,049
    Fort Lauderdale Water and Sewer Revenue,
       5.00%, 9/01/35 ......................................................................         24,090,000        24,752,234
       MBIA Insured, 5.00%, 9/01/31 ........................................................          8,315,000         8,523,208
    Fort Pierce Utilities Authority Revenue,
       AMBAC Insured, 5.00%, 10/01/27 ......................................................          7,000,000         7,123,760
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20 ..................          3,090,000         1,722,119
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21 ..................          2,585,000         1,359,710
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22 ..................          3,090,000         1,535,885
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23 ..................          3,060,000         1,435,599
       Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24 ..................          2,560,000         1,134,080
    Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A,
       5.00%, 6/01/38 ......................................................................         11,395,000        10,300,168
    Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/35 .........................         22,050,000        21,759,160
    Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured,
       5.30%, 12/20/18 .....................................................................          1,240,000         1,279,271
    Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
       Pre-Refunded, 5.25%, 11/15/20 .......................................................         10,000,000        10,249,800
       Series A, Pre-Refunded, 6.00%, 11/15/31 .............................................         16,000,000        17,805,280
    Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
       5.125%, 3/01/20 .....................................................................          1,000,000         1,028,610
    Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
       10/01/33 ............................................................................          5,465,000         5,539,488
       10/01/38 ............................................................................          6,725,000         6,789,358
    Hillsborough County HFA Mortgage Revenue, SF, Series A,
       GNMA Secured, 5.875%, 4/01/30 .......................................................            535,000           537,129
       zero cpn., 4/01/32 ..................................................................            325,000            74,149
    Hillsborough County IDA, PCR,
       Tampa Electric, Series A, 5.65%, 5/15/18 ............................................          6,500,000         6,509,555
       Tampa Electric Co. Project, Refunding, 5.50%, 10/01/23 ..............................         16,000,000        15,358,720
    Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%,
       10/01/28 ............................................................................          7,000,000         7,025,130
    Hillsborough County School Board COP, Master Lease Program,
       MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 .........................................          8,000,000         8,283,840
       Series A, MBIA Insured, 5.375%, 7/01/21 .............................................          5,000,000         5,056,000
       Series A, MBIA Insured, 5.25%, 7/01/22 ..............................................          5,000,000         5,054,600
       Series B, MBIA Insured, 5.00%, 7/01/29 ..............................................         10,000,000        10,093,200
    Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%,
       10/01/15 ............................................................................          1,000,000         1,010,240
    Jacksonville Capital Improvement Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 .................................          3,460,000         3,544,839
       Series A, AMBAC Insured, 5.00%, 10/01/30 ............................................         10,000,000        10,119,400


                    42 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo
       Clinic, 5.00%, 11/15/36 .............................................................   $     20,000,000   $    19,939,200
    Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
       5.00%, 10/01/32 .....................................................................         17,250,000        17,315,377
    Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 .........................          5,000,000         5,080,750
    Jacksonville Transportation Revenue, MBIA Insured,
       5.25%, 10/01/29 .....................................................................         17,955,000        18,354,319
       5.00%, 10/01/31 .....................................................................         25,000,000        25,272,750
    Jea Water and Sewer System Revenue, Series B, MBIA Insured, 5.00%, 10/01/25 ............          1,500,000         1,539,960
    Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15 .................          5,000,000         5,016,700
    Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 ..................          5,000,000         5,011,650
    Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14 ....          5,770,000         4,578,668
    Lakeland Hospital System Revenue, Lakeland Regional Health System,
       Pre-Refunded, 5.75%, 11/15/27 .......................................................          6,925,000         7,720,752
       Pre-Refunded, 5.50%, 11/15/32 .......................................................         12,070,000        13,332,763
       Series A, MBIA Insured, Pre-Refunded, 5.50%, 11/15/26 ...............................         10,000,000        10,583,500
    Lee County Airport Revenue,
       Refunding, FSA Insured, 5.00%, 10/01/33 .............................................         20,000,000        20,206,400
       Series A, FSA Insured, 6.00%, 10/01/32 ..............................................         11,405,000        11,654,884
    Lee County IDA Health Care Facilities Revenue, Shell Point Village Project, Series A,
       Pre-Refunded, 5.50%, 11/15/21 .......................................................          7,500,000         7,920,975
    Lee County School Board COP, Series A, FSA Insured, 5.00%, 8/01/28 .....................          7,500,000         7,685,325
    Lessburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32 ....          4,150,000         4,111,529
    Marion County Utility System Revenue,
       FGIC Insured, 5.00%, 12/01/31 .......................................................          5,000,000         5,033,950
       Series A, MBIA Insured, 5.00%, 12/01/28 .............................................          5,000,000         5,098,500
    Melbourne Water and Sewer Revenue,
       Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26 ........................          1,500,000           623,325
       Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/22 ........          1,785,000           881,058
       Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/26 ........          4,500,000         1,756,575
       FGIC Insured, Pre-Refunded, 5.25%, 10/01/30 .........................................          6,000,000         6,455,160
    Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%, 12/01/08 ......            315,000           315,715
    Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 .....................          7,000,000         7,087,430
    Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
       Refunding, FGIC Insured, 5.375%, 10/01/27 ...........................................          5,000,000         5,002,450
       Refunding, FGIC Insured, 5.375%, 10/01/32 ...........................................          5,000,000         4,936,100
       Refunding, Series A, XLCA Insured, 5.00%, 10/01/37 ..................................         10,000,000         9,190,600
       Series B, FGIC Insured, 5.00%, 10/01/30 .............................................          4,440,000         4,380,904
    Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured,
       5.75%, 4/01/29 ......................................................................         10,000,000        10,708,700
    Miami-Dade County HFA,
       MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 ...........................          2,015,000         2,025,901
       MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 ...........................            430,000           431,385
       MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 ...........................          1,500,000         1,484,160
    Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25 .....          4,500,000         4,572,765
    Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
       MBIA Insured, 5.00%, 6/01/35 ........................................................         20,970,000        21,117,419


                    Quarterly Statements of Investments | 43

Franklin Tax-Free Trust

    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
       LONG TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Miami-Dade County Special Obligation Revenue,
          Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35 .............   $      5,000,000   $     5,063,750
          Sub Series B, MBIA Insured, zero cpn., 10/01/36 ..................................          5,635,000         1,180,082
          Sub Series C, MBIA Insured, zero cpn., 10/01/28 ..................................          8,305,000         2,734,338
          sub. lien, Refunding, Series A, MBIA Insured, zero cpn., 10/01/25 ................         22,365,000         8,930,792
       North Broward Hospital District Revenue, Improvement, Pre-Refunded, 6.00%, 1/15/31 ..         25,530,000        27,804,409
       Ocala Utility System Revenue, Series A, MBIA Insured, 5.00%, 10/01/32 ...............         10,000,000        10,261,700
       Okaloosa Country Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 7/01/36 ....         10,000,000        10,260,100
       Orange County Health Facilities Authority Revenue,
          Adventist Health System Inc., Pre-Refunded, 6.375%, 11/15/20 .....................          3,000,000         3,307,770
          Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24 ......................          5,500,000         6,221,765
          Adventist Health System Inc., Pre-Refunded, 6.50%, 11/15/30 ......................         10,750,000        11,884,555
          Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32 ...........         15,000,000        16,712,550
          Hospital, Orlando Regional Healthcare, Series B, 5.125%, 11/15/39 ................          5,000,000         4,822,150
          Hospital, Orlando Regional Healthcare, Series B, FSA Insured, 5.00%, 12/01/32 ....          5,000,000         4,985,950
      (a) Hospital, Orlando Regional Healthcare, Series C, 5.25%, 10/01/35 .................          4,000,000         3,903,320
          Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29 ................          6,000,000         6,732,360
          Orlando Regional Healthcare System, Refunding, Series E, 6.00%, 10/01/26 .........         11,750,000        12,085,697
          Orlando Regional Healthcare System, Series E, Pre-Refunded, 6.00%, 10/01/26 ......            250,000           264,860
       Orange County HFA Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 .......            400,000           403,584
       Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 ..............         12,000,000        12,138,360
       Orange County Tourist Development Tax Revenue,
          AMBAC Insured, 5.50%, 10/01/32 ...................................................         20,000,000        21,853,800
          AMBAC Insured, Pre-Refunded, 5.50%, 10/01/31 .....................................         10,500,000        10,967,985
          Refunding, AMBAC Insured, 5.00%, 10/01/31 ........................................          5,000,000         5,063,900
          Refunding, XLCA Insured, 5.00%, 10/01/31 .........................................         12,970,000        13,048,079
       Orlando Tourist Development Tax Revenue, Senior 6th Cent Contract Payments, Series A,
          Assured Guaranty, 5.25%, 11/01/38 ................................................         16,740,000        17,368,420
       Orlando-Orange County Expressway Authority Revenue,
          junior lien, FGIC Insured, 5.00%, 7/01/28 ........................................          8,000,000         8,063,920
          senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 .................................            265,000           332,920
          Series B, AMBAC Insured, 5.00%, 7/01/35 ..........................................          9,185,000         9,332,695
       Osceola County IDAR, Community Provider Pooled Loan Program,
          Series A, FSA Insured, 7.75%, 7/01/10 ............................................            115,000           115,445
          Series C, FSA Insured, 7.60%, 7/01/10 ............................................            259,000           259,974
       Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 .......................         10,000,000        10,179,900
       Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 .......         10,000,000        10,084,400
       Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
          Series A, 5.90%, 6/01/38 .........................................................            985,000           955,391
       Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 ..........          3,650,000         3,271,422
       Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ....          5,000,000         5,115,250
       Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC
          Insured, Pre-Refunded, 5.125%, 11/01/30 ..........................................          6,250,000         6,746,562
       Palm Beach County School Board COP,
          Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 .............................          5,000,000         5,418,200
          Series E, MBIA Insured, 5.00%, 8/01/32 ...........................................         20,000,000        20,174,200


                    44 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
       6/01/27 .............................................................................   $      4,450,000   $     4,550,481
       6/01/32 .............................................................................          2,795,000         2,834,382
    Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
       5.00%, 11/15/30 .....................................................................         11,500,000        11,637,540
    Pinellas County HFA, SFHR, Multi-County, Series B-1, GNMA Insured, zero cpn., 9/01/31 ..            250,000            52,605
    Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%,
       12/01/21 ............................................................................          2,350,000         2,565,636
    Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ....................          4,000,000         4,057,320
    Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%, 10/01/34 ............          1,000,000         1,015,090
    Port Everglades Authority Port Improvement Revenue, Capital Appreciation,
       ETM, zero cpn., 9/01/10 .............................................................         25,475,000        22,799,615
       zero cpn., 9/01/10 ..................................................................          2,305,000         1,979,718
    Port St. Lucie Utility Revenue, System,
       Capital Appreciation, MBIA Insured, Pre-Refunded, zero cpn., 9/01/29 ................         20,000,000         6,336,200
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/32 .........          5,000,000         1,357,900
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/33 .........          5,000,000         1,280,500
       Refunding, Series A, MBIA Insured, 5.00%, 9/01/30 ...................................         11,580,000        11,774,660
       Refunding, Series A, MBIA Insured, 5.00%, 9/01/31 ...................................          8,805,000         8,947,025
    Sarasota Special Obligation Revenue, Refunding, AMBAC Insured, zero cpn.,
       11/01/09 ............................................................................          1,365,000         1,313,499
       11/01/12 ............................................................................          1,780,000         1,522,915
       11/01/15 ............................................................................          2,180,000         1,612,720
    South Broward Hospital District Revenue,
       5.60%, 5/01/27 ......................................................................          5,000,000         5,506,800
       5.625%, 5/01/32 .....................................................................         16,250,000        17,911,887
       South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36 ..........         10,000,000         9,661,400
    South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31 ............         15,000,000        15,141,300
    St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
       6/01/22 .............................................................................          4,000,000         1,951,920
       6/01/23 .............................................................................          4,255,000         1,954,619
       6/01/24 .............................................................................          1,500,000           650,325
       6/01/25 .............................................................................          2,130,000           872,150
    St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
       10/01/32 ............................................................................         10,000,000        10,746,500
    Sumter County Capital Improvement Revenue, AMBAC Insured, 5.00%, 6/01/30 ...............          3,520,000         3,580,262
    Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ............          2,550,000         2,711,134
    Tallahassee Energy System Revenue, MBIA Insured, 5.00%, 10/01/35 .......................         10,000,000        10,146,300
    Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 ................................          2,490,000         2,557,803
    Tampa Bay Water Utility System Revenue,
       FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 .........................................         15,000,000        16,434,900
       Series B, FGIC Insured, 5.00%, 10/01/31 .............................................         10,000,000        10,051,000
    Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project,
       MBIA Insured,
       6.00%, 10/01/15 .....................................................................          1,000,000         1,111,060
       6.05%, 10/01/20 .....................................................................          1,715,000         1,989,640
       6.10%, 10/01/26 .....................................................................          2,695,000         3,214,731


                    Quarterly Statements of Investments | 45

Franklin Tax-Free Trust

    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%,
       10/01/16 ............................................................................   $      1,330,000   $     1,559,239
    Viera East CDD, Water and Sewer Revenue, 6.75%, 5/01/09 ................................            545,000           547,093
    Viera East CDD Special Assessment,
       Refunding, 7.00%, 5/01/26 ...........................................................          6,445,000         6,523,113
       Series B, ETM, 6.75%, 5/01/14 .......................................................          4,270,000         4,736,241
    Village Center CDD Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 .......         10,000,000        10,252,600
    Volusia County Educational Facility Authority Revenue, Educational Facilities,
       Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ........          2,000,000         2,054,400
       Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 ......................          5,000,000         5,046,950
    Volusia County School Board COP, Master Lease Program, FSA Insured, 5.50%, 8/01/24 .....          5,000,000         5,212,150
    West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 ................          1,840,000         1,916,930
    West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 ......................         10,850,000        11,122,335
    West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%,
       3/01/35 .............................................................................          1,000,000           914,220
                                                                                                                  ---------------
                                                                                                                    1,396,411,922
                                                                                                                  ---------------
    U.S. TERRITORIES 5.2%
    PUERTO RICO 4.6%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/44 ......................................................................          2,100,000         2,195,151
    Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
       7/01/25 .............................................................................          5,000,000         4,982,750
       7/01/29 .............................................................................         10,000,000         9,833,300
       7/01/33 .............................................................................          6,360,000         6,173,970
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ...................................            560,000           560,963
       Refunding, Series K, 5.00%, 7/01/30 .................................................          5,000,000         4,793,400
       Series B, Pre-Refunded, 6.00%, 7/01/39 ..............................................          5,000,000         5,388,500
       Series D, Pre-Refunded, 5.375%, 7/01/36 .............................................          5,000,000         5,398,350
       Series G, 5.00%, 7/01/33 ............................................................          1,680,000         1,642,351
    Puerto Rico Electric Power Authority Power Revenue, Series II, Pre-Refunded, 5.25%,
       7/01/31 .............................................................................         10,000,000        10,977,700
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ............          5,900,000         6,144,437
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ................................................          1,210,000         1,219,402
       Series D, Pre-Refunded, 5.375%, 7/01/33 .............................................          3,790,000         4,091,949
       Series I, 5.00%, 7/01/36 ............................................................          5,000,000         4,824,400
                                                                                                                  ---------------
                                                                                                                       68,226,623
                                                                                                                  ---------------
    VIRGIN ISLANDS 0.6%
    Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ...         10,000,000         9,774,500
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                           78,001,123
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $1,414,308,558) ......................................                        1,474,413,045
                                                                                                                  ---------------


                    46 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    SHORT TERM INVESTMENTS 0.3%
    MUNICIPAL BONDS 0.3%
    FLORIDA 0.3%
(b) Brevard County Health Facilities Authority Revenue, Wuesthoff Memorial Hospital Project,
       Weekly VRDN and Put, 1.60%, 8/01/31 .................................................   $        700,000   $       700,000
(b) Indian River County Revenue, St. Edwards School Project, Weekly VRDN and Put, 1.63%,
       7/01/27 .............................................................................            100,000           100,000
(b) Jacksonville Health Facilities Authority Hospital Revenue, Charity Obligation Group,
       Series C, MBIA Insured, Daily VRDN and Put, 1.30%, 8/15/19 ..........................            700,000           700,000
(b) Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 2.50%,
       8/01/25 .............................................................................          1,700,000         1,700,000
(b) Sarasota County Revenue, Sarasota Family YMCA Project, Weekly VRDN and Put, 1.63%,
       10/01/21 ............................................................................          1,600,000         1,600,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $4,800,000) .........................................                            4,800,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $1,419,108,558) 99.0%                                                                   1,479,213,045
    OTHER ASSETS, LESS LIABILITIES 1.0%                                                                                15,519,649
                                                                                                                  ---------------
    NET ASSETS 100.0%                                                                                             $ 1,494,732,694
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 47

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS 98.4%
    MUNICIPAL BONDS 98.4%
    GEORGIA 97.4%
    Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
       Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ....................................   $      5,000,000   $     5,083,600
       Series J, FSA Insured, 5.00%, 1/01/34 ...............................................          5,000,000         5,086,650
    Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded,
       5.50%, 1/01/26 ......................................................................          5,000,000         5,290,250
       5.60%, 1/01/30 ......................................................................          5,000,000         5,297,900
    Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured, Pre-Refunded,
       5.50%, 12/01/20 .....................................................................          1,500,000         1,628,610
    Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project,
       5.00%, 7/01/32 ......................................................................          3,000,000         2,930,100
    Atlanta Development Authority Revenue,
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 .......          2,555,000         2,686,659
       Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
          1/01/23 ..........................................................................          4,150,000         4,443,820
    Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility
       Project, FSA Insured, 5.00%, 12/01/26 ...............................................          1,140,000         1,188,849
    Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%,
       12/01/23 ............................................................................          1,000,000         1,039,840
    Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,
       6.00%, 5/20/17 ......................................................................            940,000           950,340
       6.125%, 5/20/27 .....................................................................          1,560,000         1,571,092
    Atlanta Water and Wastewater Revenue,
       FSA Insured, 5.00%, 11/01/24 ........................................................          4,000,000         4,159,760
       Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 ..................................          8,000,000         8,092,960
    Augusta Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 10/01/32 ...............          5,000,000         5,095,000
    Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
       5.25%, 12/01/22 .....................................................................          2,500,000         2,292,950
       5.375%, 12/01/28 ....................................................................          2,000,000         1,801,460
(a) Bartow County Development Authority PCR, Georgia Power Co., First Series, 5.10%,
       6/01/23 .............................................................................          5,000,000         5,000,000
    Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
       MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33 ...........................          3,500,000         3,285,905
    Bulloch County Development Authority Lease Revenue, Georgia Southern University,
       XLCA Insured, 5.00%, 8/01/27 ........................................................          5,000,000         5,002,300
    Carroll City-County Hospital Authority Revenue Anticipation Certificates, Tanner Medical
       Center Inc. Project, Assured Guaranty, 5.00%, 7/01/38 ...............................          5,000,000         5,067,000
    Cherokee County Water and Sewer Authority Revenue,
       MBIA Insured, 6.90%, 8/01/18 ........................................................             10,000            10,034
       Series 2006, FSA Insured, 5.00%, 8/01/35 ............................................          3,000,000         3,098,790
    Clayton County Development Authority Revenue,
       Gateway Village Project, Series A, Pre-Refunded, 6.00%, 8/01/23 .....................          3,500,000         3,724,875
       Refunding, Series A, MBIA Insured, 5.00%, 8/01/23 ...................................          2,310,000         2,404,271
    Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%, 7/01/23 ......            930,000           934,659
    Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation
       Inc. Project, MBIA Insured, 5.00%, 7/15/29 ..........................................          2,000,000         2,033,580
    Cobb County Development Authority University Facilities Revenue, Kennesaw State
       University, Sub Series D, MBIA Insured, 5.00%, 7/15/29 ..............................          8,000,000         8,155,680


                    48 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    College Park Business and IDAR, Civic Center Project, AMBAC Insured, Pre-Refunded,
       5.75%, 9/01/26 ......................................................................   $      2,000,000   $     2,185,520
    Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 ...................          1,130,000         1,208,298
    Columbus Water and Sewer Revenue,
       FSA Insured, 5.00%, 5/01/29 .........................................................          2,500,000         2,585,675
       Refunding, MBIA Insured, 5.00%, 5/01/25 .............................................          1,000,000         1,034,030
    Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37 .....          5,000,000         5,255,350
    Decatur County School Building Authority Revenue, High School Project, FSA Insured,
       5.00%, 10/01/32 .....................................................................          1,500,000         1,543,845
    DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and
       Judicial Facility Project, 5.00%, 12/01/29 ..........................................          2,000,000         2,070,540
    DeKalb County School District COP, Georgia School Boards Assn. Inc., AMBAC Insured,
       5.00%, 12/01/27 .....................................................................          4,285,000         4,407,380
    DeKalb County Water and Sewer Revenue,
       Pre-Refunded, 5.125%, 10/01/31 ......................................................          6,500,000         6,974,825
       Refunding, Series B, FSA Insured, 5.00%, 10/01/35 ...................................          7,000,000         7,317,170
    Douglasville-Douglas County Water and Sewer Authority Revenue, MBIA Insured, 5.00%,
       6/01/29 .............................................................................          3,410,000         3,543,774
       6/01/32 .............................................................................          2,000,000         2,064,320
    East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
       5.00%, 2/01/34 ......................................................................          5,480,000         5,417,144
    Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26  .......          3,000,000         3,081,810
    Fayette County School District GO, zero cpn. to 9/01/10,
       4.75% thereafter, 3/01/21 ...........................................................          1,355,000         1,228,199
       4.95% thereafter, 3/01/25 ...........................................................          1,000,000           898,680
    Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19 ........................................          1,500,000         1,608,720
    Forsyth County Water and Sewerage Authority Revenue, FSA Insured, 5.00%, 4/01/32  ......          5,000,000         5,158,050
    Fulton County Development Authority Revenue,
       Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 ..........................          3,000,000         3,049,860
       Georgia Tech Foundation Funding SAC II Project, Series A, 5.25%, 11/01/30 ...........          5,000,000         5,147,300
       Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 ....................          2,240,000         2,310,336
       Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27 ................          5,000,000         5,136,900
    Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 ....................          2,500,000         2,558,475
    Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates,
       Northeast Health System Inc. Project, Pre-Refunded, 5.50%, 5/15/31 ..................          2,500,000         2,677,175
    Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%,
       12/01/26 ............................................................................          2,000,000         2,085,440
    Georgia Municipal Electric Authority Power Revenue,
       Project 1, Refunding, Sub Series A, MBIA Insured, 5.00%, 1/01/26 ....................          2,855,000         2,978,250
       Series W, 6.60%, 1/01/18 ............................................................            955,000         1,115,029
       Series W, ETM, 6.60%, 1/01/18 .......................................................             45,000            51,284
    Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured,
       5.00%, 6/01/24 ......................................................................          1,000,000         1,007,900
    Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer
       Housing Corp. Project, Series A, 6.00%, 6/01/24 .....................................          2,550,000         2,590,214
    Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, MBIA Insured,
       5.00%, 12/01/25 .....................................................................          2,600,000         2,717,208


                    Quarterly Statements of Investments | 49

Franklin Tax-Free Trust

    FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Georgia State HFAR,
       MF, Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27 ............   $      1,000,000   $     1,004,320
       SFM, Series C, 5.00%, 12/01/27 ......................................................          1,000,000           969,720
    Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
       MBIA Insured, 5.00%, 1/01/24 ........................................................          8,500,000         9,257,265
    Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
       Systems Inc. Project, Series B, MBIA Insured, Pre-Refunded, 5.30%, 9/01/27 ..........          3,750,000         4,113,750
    Gwinnett County School District GO, 5.00%,
    (a) 2/01/32 ............................................................................          5,000,000         5,205,700
       2/01/36 .............................................................................          5,815,000         6,031,144
    Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 ........          2,795,000         3,048,171
    Habersham County Hospital Authority Revenue, Anticipation Certificates, XCLA Insured,
       5.00%, 12/01/27 .....................................................................          2,015,000         2,054,655
    Habersham County School District GO, MBIA Insured, 5.00%, 4/01/28 ......................          2,750,000         2,859,917
    Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
       AMBAC Insured, 6.00%, 7/01/29 .......................................................          5,000,000         5,325,350
    Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured, 6.00%,
       10/01/23 ............................................................................          3,300,000         3,943,203
    Jackson County School District GO, MBIA Insured, 5.00%, 3/01/25 ........................          3,000,000         3,105,600
    Main Street Natural Gas Inc. Gas Project Revenue, Series A,
       5.50%, 9/15/27 ......................................................................          5,000,000         4,686,400
       6.25%, 7/15/33 ......................................................................          5,000,000         5,031,200
    Marietta Development Authority Revenue, first mortgage, Life College Inc.,
       Refunding, Series A, FSA Insured, 5.75%, 9/01/14 ....................................          1,800,000         1,802,880
       Refunding, Series A, FSA Insured, 5.80%, 9/01/19 ....................................          1,100,000         1,101,793
       Refunding, Series A, FSA Insured, 5.95%, 9/01/19 ....................................          1,000,000         1,001,690
       Series B, FSA Insured, 5.75%, 9/01/14 ...............................................            800,000           801,280
    Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
       Healthcare System, MBIA Insured, 5.50%, 8/01/25 .....................................          6,000,000         6,210,960
    Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%,
       10/01/26 ............................................................................          1,000,000         1,040,590
    Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project,
       Refunding, Series A, 6.80%, 1/01/12 .................................................          1,500,000         1,654,320
    Municipal Electricity Authority Revenue, Project 1, Sub Series E, MBIA Insured, 5.00%,
       1/01/25 .............................................................................          2,315,000         2,420,263
    Newton County Hospital Authority Revenue, Newton Health System Project 1999,
       AMBAC Insured, Pre-Refunded, 6.10%, 2/01/24 .........................................          4,500,000         4,819,815
    Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG
       Insured, 5.00%, 6/01/24 .............................................................          3,150,000         3,206,038
    Paulding County GO, Courthouse, FGIC Insured, 5.00%, 2/01/32 ...........................          4,000,000         4,110,080
    Paulding County School District GO, 5.00%, 2/01/33 .....................................          4,000,000         4,104,360


                    50 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State
       University Foundation Property LLC, AMBAC Insured, 5.00%, 6/01/34 ...................   $      3,000,000   $     3,053,370
    Private Colleges and Universities Authority Revenue,
       Emory University Project, Series A, Pre-Refunded, 5.50%, 11/01/25 ...................         10,000,000        10,563,400
       Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 ....................          2,000,000         1,951,520
    Richmond County Development Authority, Solid Waste Disposal Revenue, International Paper
       Co. Project, 5.80%, 12/01/20 ........................................................          1,500,000         1,473,885
    Richmond County Development Authority Educational Facilities Revenue, Augusta State
       University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29 ............          1,000,000         1,004,100
    Rockdale County Water and Sewer Authority Revenue,
       FSA Insured, 5.00%, 7/01/29 .........................................................          4,000,000         4,124,800
       Series A, MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ...............................          5,000,000         5,284,600
    Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%,
       12/01/30 ............................................................................          1,500,000         1,512,105
    South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
       Pre-Refunded, 5.00%, 1/01/33 ........................................................          3,500,000         3,789,310
    Suwanee GO, MBIA Insured, Pre-Refunded, 5.25%, 1/01/32 .................................          3,000,000         3,235,590
    Upper Oconee Basin Water Authority Revenue,
       FGIC Insured, Pre-Refunded, 5.25%, 7/01/27 ..........................................          1,550,000         1,584,984
       Refunding, MBIA Insured, 5.00%, 7/01/26 .............................................          1,000,000         1,039,800
    Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia
       Medical Center Project,
       5.00%, 10/01/33 .....................................................................          2,000,000         1,908,700
       AMBAC Insured, 5.25%, 10/01/27 ......................................................          3,000,000         3,071,040
    Walton County Water and Sewer Authority Revenue,
       Hard Labor Creek Project, FSA Insured, 5.00%, 2/01/33 ...............................          5,000,000         5,205,700
       Oconee, Hard Creek Resources Project, FSA Insured, 5.00%, 2/01/38 ...................          3,845,000         3,942,509
       Refunding and Improvement, MBIA Insured, 6.00%, 2/01/21 .............................            750,000           752,033
    Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured, 5.25%,
       3/01/25 .............................................................................          3,000,000         3,115,650
                                                                                                                  ---------------
                                                                                                                      333,889,195
                                                                                                                  ---------------
    U.S. TERRITORY 1.0%
    VIRGIN ISLANDS 1.0%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.40%, 10/01/12 .....................................................................            850,000           861,577
       5.50%, 10/01/22 .....................................................................          1,200,000         1,208,220
       5.625%, 10/01/25 ....................................................................          1,530,000         1,544,612
                                                                                                                  ---------------
                                                                                                                        3,614,409
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $328,769,549) ........................................                          337,503,604
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 51

Franklin Tax-Free Trust

    FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    SHORT TERM INVESTMENTS 2.8%
    MUNICIPAL BONDS 2.8%
    GEORGIA 2.8%
(b) Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
       AMBAC Insured, Weekly VRDN and Put, 1.75%, 10/01/16 . ...............................   $      8,040,000   $     8,040,000
(b) Cobb County Development Authority Educational Facilities Revenue, Kennesaw State
       University Project, AMBAC Insured, Weekly VRDN and Put, 3.23%, 11/01/18 .............          1,400,000         1,400,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $9,440,000) .........................................                            9,440,000
                                                                                                                  ===============
    TOTAL INVESTMENTS (COST $338,209,549) 101.2% ...........................................                          346,943,604
    OTHER ASSETS, LESS LIABILITIES (1.2)% ..................................................                           (4,170,505)
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   342,773,099
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                  52 | See Notes to Statements of Investments.
                     | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

      FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
      ----------------------------------------                                                 ----------------   ---------------
      LONG TERM INVESTMENTS 96.7%
      MUNICIPAL BONDS 96.7%
      ALABAMA 0.3%
      Camden IDB Exempt Facilities Revenue, Weyerhaeuser, Refunding,
         Series A, 6.125%, 12/01/24 ........................................................   $      3,000,000   $     2,986,140
         Series B, 6.375%, 12/01/24 ........................................................          1,750,000         1,733,287
      Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO,
         Pre-Refunded, 7.75%, 7/01/21 ......................................................          9,835,000        10,798,732
      Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board
         Project, Refunding, Series B, 6.10%, 5/15/30 ......................................          5,800,000         5,453,218
                                                                                                                  ---------------
                                                                                                                       20,971,377
                                                                                                                  ---------------
      ALASKA 0.1%
      Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
         Regional Power,
         5.70%, 1/01/12 ....................................................................          1,400,000         1,400,350
         5.80%, 1/01/18 ....................................................................          1,495,000         1,464,876
         5.875%, 1/01/32 ...................................................................          6,900,000         6,222,075
                                                                                                                  ---------------
                                                                                                                        9,087,301
                                                                                                                  ---------------
      ARIZONA 4.1%
      Apache County IDA,
         IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26  ......         16,500,000        16,497,360
         PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28 .......         53,150,000        52,653,579
         PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33 ......         33,800,000        32,999,954
      Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health
         Network, Pre-Refunded, 6.375%, 12/01/37 ...........................................          2,500,000         2,860,350
      Arizona Health Facilities Authority Revenue,
         Bethesda Foundation Project, Series A, 6.375%, 8/15/15 ............................            400,000           401,572
         Bethesda Foundation Project, Series A, 6.40%, 8/15/27 .............................          4,000,000         3,964,640
         Catholic Healthcare West, Series A, 6.625%, 7/01/20 ...............................          3,940,000         4,316,625
      Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A,
         7.25%, 12/01/32 ...................................................................         14,500,000        14,598,600
      Coconino County PCC Revenue, Tucson Electric Power Navajo, Refunding,
         Series A, 7.125%, 10/01/32 ........................................................         21,125,000        21,351,249
         Series B, 7.00%, 10/01/32 .........................................................          9,500,000         9,610,960
      Downtown Phoenix Hotel Corp. Revenue, Sub Series B, FGIC Insured, 5.00%, 7/01/36 .....         10,000,000         9,620,400
      Maricopa County IDA Health Facility Revenue,
         Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 .....................          7,500,000         7,627,275
         Catholic Healthcare West, Refunding, Series A, 5.25%, 7/01/32 .....................         10,000,000         9,932,000
         Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%,
            7/01/16 ........................................................................          6,040,000         6,102,695
      Maricopa County PCC, PCR, Public Service Co. of Colorado, Refunding, Series A, 5.75%,
         11/01/22 ..........................................................................          9,800,000         9,695,434
(a)   Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A, 5.00%,
         7/01/38 ...........................................................................         15,000,000        14,838,600
         Pima County IDAR,
         Industrial Development, Tucson Electric Power, Series A, 6.375%, 9/01/29 ..........          2,000,000         2,032,620
         Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25 .......................         10,140,000        10,140,608
      Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37 .......................         10,000,000         8,863,100
      University Medical Center Corp. Revenue, 5.00%, 7/01/35 ..............................         10,175,000         9,328,745
                                                                                                                  ---------------
                                                                                                                      247,436,366
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 53

Franklin Tax-Free Trust

      FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
      ----------------------------------------                                                 ----------------   ---------------
      LONG TERM INVESTMENTS (CONTINUED)
      MUNICIPAL BONDS (CONTINUED)
      ARKANSAS 0.3%
      Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch
         Corp. Projects, Series A, 7.75%, 8/01/25 ..........................................   $      3,800,000   $     4,045,594
      Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13 ................          2,400,000         2,619,624
      Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
         11/01/26 ..........................................................................         10,000,000         9,089,300
      Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01/12 ..........          3,150,000         3,278,740
                                                                                                                  ---------------
                                                                                                                       19,033,258
                                                                                                                  ---------------
      CALIFORNIA 17.7%
      ABAG 1915 Act Special Assessment, Windemere Ranch AD, 1999-1, Pre-Refunded,
         6.375%, 9/02/32 ...................................................................          9,735,000        11,059,739
      Adelanto Water Authority Revenue, Subordinated, Water System Acquisition Project,
         Series A, Pre-Refunded, 7.50%, 9/01/28 ............................................         21,275,000        21,988,563
      Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%, 12/01/23 ...         10,700,000        10,823,478
      Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38 .....          5,200,000         5,099,900
      Anaheim PFAR, Refunding, Series A-2, FGIC Insured, 4.75%, 9/01/29 ....................         24,000,000        22,796,880
      Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37 ........          5,500,000         4,437,895
      Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
         5.35%, 9/01/36 ....................................................................          3,680,000         3,098,118
      Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ......          4,185,000         5,004,088
      Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 .......................          5,780,000         6,524,291
      California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed, Alameda
         County, 5.875%, 6/01/35 ...........................................................          3,700,000         3,447,401
      California Educational Facilities Authority Revenue, Pooled College and University
         Financing, Refunding, Series B, 6.125%, 6/01/09 ...................................             15,000            15,025
      California Health Facilities Financing Authority Revenue, Marshall Medical Center,
         Series A, California Mortgage Insured, 5.00%,
         11/01/24 ..........................................................................          2,295,000         2,327,543
         11/01/29 ..........................................................................          2,220,000         2,221,110
         11/01/33 ..........................................................................          3,130,000         3,098,763
      California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31 .............................         20,000,000        17,987,000
      California Infrastructure and Economic Development Bank Revenue, Department of Social
         Services Administration Building, AMBAC Insured, 5.00%,
         12/01/30 ..........................................................................         10,300,000        10,467,581
         12/01/35 ..........................................................................         14,110,000        14,451,180
      California State GO,
         Pre-Refunded, 5.25%, 4/01/30 ......................................................          2,450,000         2,664,350
         Pre-Refunded, 5.25%, 4/01/32 ......................................................          2,460,000         2,675,225
         Refunding, 5.25%, 4/01/30 .........................................................             50,000            51,002
         Refunding, 5.25%, 4/01/32 .........................................................             40,000            40,759
         Various Purpose, 5.125%, 11/01/24 .................................................         18,935,000        19,514,979
         Various Purpose, Refunding, 5.00%, 6/01/31 ........................................         25,000,000        25,087,750
         Various Purpose, Refunding, FGIC Insured, 5.00%, 6/01/27 ..........................         16,675,000        17,050,688
      California Statewide CDA Revenue,
         Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 ......................         13,090,000        16,147,824
         Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 .......................          2,980,000         3,394,429
         John F. Kennedy University, 6.75%, 10/01/33 .......................................          8,000,000         8,087,840
         Monterey Institute International, 5.50%, 7/01/31 ..................................         13,240,000        11,768,904


                    54 | Quarterly Statements of Investments

Franklin Tax-Free Trust

      FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
      ----------------------------------------                                                 ----------------   ---------------
      LONG TERM INVESTMENTS (CONTINUED)
      MUNICIPAL BONDS (CONTINUED)
      CALIFORNIA (CONTINUED)
      California Statewide CDA Revenue, (continued)
         Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ..............................   $      6,545,000   $     7,251,795
         St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47 ..................          5,000,000         5,305,950
         St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47 ...................         10,000,000        10,219,400
         Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ...............................         25,000,000        24,076,250
      California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37 .....         10,000,000         9,704,100
      Chabot-Las Positas Community College District GO, Capital Appreciation Bonds,
         Series C, AMBAC Insured, zero cpn.,
         8/01/33 ...........................................................................         21,015,000         5,526,735
         8/01/34 ...........................................................................         10,000,000         2,487,600
         8/01/43 ...........................................................................         31,515,000         4,758,765
         8/01/45 ...........................................................................         34,035,000         4,598,469
      Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36 ..................          2,215,000         1,862,505
      Chula Vista CFD Special Tax,
         No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 ..............................          3,195,000         3,038,701
         No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36 ................................          2,675,000         2,300,634
         No. 99-1, Otay Ranch Spa One, Pre-Refunded, 6.10%, 9/01/31 ........................          4,890,000         5,386,433
      Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 .........          8,485,000         9,625,723
      El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
         9/01/31 ...........................................................................          3,500,000         3,501,260
      Emeryville RDA, MFHR, Emery Bay Apartments II,
         Series A, Pre-Refunded, 5.85%, 10/01/28 ...........................................         12,790,000        13,779,051
         sub. lien, Series B, Pre-Refunded, 6.35%, 10/01/28 ................................          3,035,000         3,302,626
         sub. lien, Series C, Pre-Refunded, 7.875%, 10/01/28 ...............................          1,800,000         2,017,998
      Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
         zero cpn., 1/15/22 ................................................................         49,115,000        21,503,038
         zero cpn., 1/15/31 ................................................................          4,000,000           931,280
         zero cpn., 1/15/34 ................................................................          4,500,000           857,115
         zero cpn., 1/15/36 ................................................................          4,000,000           665,760
         zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ...................................         35,000,000        33,076,750
      Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32 .....................          3,500,000         3,522,890
      Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
         Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42 ...........................         10,000,000        12,013,200
         Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 .......................         30,750,000        28,329,975
         Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 ..................         20,000,000        21,865,200
         Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 ..................         20,000,000        21,865,200
         Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ...................         21,000,000        23,077,950
         Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 .................................         13,250,000        12,774,457
         Series A-1, Pre-Refunded, 6.75%, 6/01/39 ..........................................          4,735,000         5,445,866
      Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
         7.00%, 9/02/30 ....................................................................          7,900,000         8,203,123
      Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 ...............          5,000,000         4,721,200
      Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36 .................          6,595,000         5,676,646
      Los Angeles MFR, Refunding,
         Series J-1B, 7.125%, 1/01/24 ......................................................            175,000           173,285
         Series J-1C, 7.125%, 1/01/24 ......................................................            540,000           534,708
         Series J-2B, 8.50%, 1/01/24 .......................................................            870,000           853,035
(b)      Series J-2C, 8.50%, 1/01/24 .......................................................          2,560,000         2,510,080


                    Quarterly Statements of Investments | 55

Franklin Tax-Free Trust

      FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
      ----------------------------------------                                                 ----------------   ---------------
      LONG TERM INVESTMENTS (CONTINUED)
      MUNICIPAL BONDS (CONTINUED)
      CALIFORNIA (CONTINUED)
      Los Angeles Regional Airports Improvement Corp. Lease Revenue,
         Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ...........   $     12,000,000   $    10,439,040
         Facilities Sub-Lease, Los Angeles International, Series A-1, 7.125%, 12/01/24 .....          2,000,000         1,872,400
         Facilities Sub-Lease, Los Angeles International, Series A-2, 7.50%, 12/01/24  .....         10,000,000         9,390,200
         Refunding, Series C, 7.00%, 12/01/12 ..............................................          6,000,000         5,938,740
         Refunding, Series C, 7.50%, 12/01/24 ..............................................         30,000,000        28,170,600
      (c) United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 ..........          9,500,000         6,351,795
      Los Angeles Wastewater System Revenue, Refunding, Series A, MBIA Insured, 5.00%,
         6/01/30 ...........................................................................          7,530,000         7,649,802
      Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 .......................          4,000,000         4,025,280
      Poway USD Special Tax,
         CFD No. 10, Area A, 6.10%, 9/01/31 ................................................          1,995,000         1,995,598
         CFD No. 11, Area A, 5.375%, 9/01/28 ...............................................          2,965,000         2,700,700
         CFD No. 11, Area A, 5.375%, 9/01/34 ...............................................          2,235,000         1,976,254
         CFD No. 14, Del Sur, 5.25%, 9/01/36 ...............................................          7,500,000         6,404,925
      Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35 .............................          7,315,000         5,913,812
      Romoland School District Special Tax, CFD 1,
         Improvement Area 1, 5.35%, 9/01/28 ................................................          7,015,000         6,332,020
         Improvement Area 1, 5.40%, 9/01/36 ................................................          6,175,000         5,308,030
         Improvement Area 2, 5.35%, 9/01/38 ................................................          7,900,000         6,758,687
      Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25 ...........................          1,550,000         1,371,239
      San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
         7/01/09 ...........................................................................          3,750,000         3,658,950
         7/01/10 ...........................................................................          4,500,000         4,238,145
         7/01/12 ...........................................................................          4,500,000         3,903,525
         7/01/13 ...........................................................................          4,250,000         3,510,925
         7/01/14 ...........................................................................          2,250,000         1,770,952
      San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured, 6.00%,
         7/01/31 ...........................................................................          8,920,000         9,686,585
      San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
         Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 .........................         22,500,000        22,874,625
         Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 .........................         20,000,000        20,232,800
         Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 .........................         20,000,000        19,707,400
         Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 .........................         20,000,000        19,535,800
         junior lien, ETM, zero cpn., 1/01/09 ..............................................         21,800,000        21,549,518
         junior lien, ETM, zero cpn., 1/01/10 ..............................................         15,000,000        14,401,950
         junior lien, ETM, zero cpn., 1/01/12 ..............................................         30,100,000        26,804,351
         junior lien, ETM, zero cpn., 1/01/24 ..............................................         52,700,000        25,405,616
         junior lien, ETM, zero cpn., 1/01/25 ..............................................         45,200,000        20,759,004
         junior lien, ETM, zero cpn., 1/01/26 ..............................................        131,900,000        57,503,124
         junior lien, ETM, zero cpn., 1/01/27 ..............................................        139,100,000        57,011,526
         senior lien, 5.00%, 1/01/33 .......................................................         11,930,000        10,616,268
      Saugus USD Special Tax, 6.00%, 9/01/33 ...............................................          3,150,000         3,109,333
      Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%,
         9/01/36 ...........................................................................          2,000,000         1,714,060
      Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%,
         9/02/33 ...........................................................................          6,000,000         5,960,280


                    56 | Quarterly Statements of Investments

Franklin Tax-Free Trust

      FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
      ----------------------------------------                                                 ----------------   ---------------
      LONG TERM INVESTMENTS (CONTINUED)
      MUNICIPAL BONDS (CONTINUED)
      CALIFORNIA (CONTINUED)
      Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.375%,
         9/01/32 ...........................................................................   $      4,100,000   $     4,733,573
      Tustin CFD No. 06-01 Special Tax, Legacy/Columbus, Series A, 6.00%, 9/01/36 ..........         20,000,000        18,958,600
      Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%,
         9/01/34 ...........................................................................          6,520,000         6,536,691
      West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33 ................          3,000,000         3,363,180
                                                                                                                  ---------------
                                                                                                                    1,078,822,961
                                                                                                                  ---------------
      COLORADO 3.3%
      Colorado Health Facilities Authority Revenue,
         Adventist Health-Sunbelt, Refunding, Series D, 5.25%, 11/15/35 ....................         20,000,000        19,855,600
         Hospital Refunding, Series C, FSA Insured, 5.25%, 3/01/40 .........................         20,000,000        20,378,600
         Volunteers of America Care Facilities, Improvement, Series A, ETM, 5.45%, 7/01/08 .            230,000           230,577
         Volunteers of America Care Facilities, Improvement, Series A, Pre-Refunded, 5.75%,
            7/01/20 ........................................................................          3,000,000         3,068,100
         Volunteers of America Care Facilities, Improvement, Series A, Pre-Refunded, 5.875%,
            7/01/28 ........................................................................          2,990,000         3,058,172
      Denver City and County Airport Revenue, Series D, 7.75%, 11/15/13 ....................            470,000           521,221
      Denver City and County Special Facilities Airport Revenue, United Airlines Project,
         Refunding, Series A, 5.25%, 10/01/32 ..............................................         25,000,000        17,256,750
      Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA
         Insured,
         5.00%,
         12/01/30 ..........................................................................         15,000,000        14,050,050
         12/01/35 ..........................................................................         15,000,000        14,023,650
      Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded,
         6.25%,
         12/01/33 ..........................................................................          4,000,000         4,680,920
      E-470 Public Highway Authority Revenue, Capital Appreciation,
         Refunding, Series B, MBIA Insured, zero cpn., 9/01/37 .............................         15,720,000         2,766,877
         Refunding, Series B, MBIA Insured, zero cpn., 9/01/38 .............................         20,000,000         3,307,400
         Refunding, Series B, MBIA Insured, zero cpn., 9/01/39 .............................         30,000,000         4,660,500
         Series A, MBIA Insured, zero cpn., 9/01/28 ........................................         15,000,000         4,724,250
         Series B, MBIA Insured, zero cpn., 9/01/29 ........................................         10,000,000         3,037,800
         Series B, MBIA Insured, zero cpn., 9/01/30 ........................................         17,300,000         4,934,998
         Series B, MBIA Insured, zero cpn., 9/01/31 ........................................         10,000,000         2,677,900
      Eagle County Airport Terminal Corp. Revenue, Series A,
         7.00%, 5/01/21 ....................................................................            730,000           752,229
         7.125%, 5/01/31 ...................................................................          1,215,000         1,241,159
      Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
         6.95%, 8/01/19 ....................................................................         41,200,000        42,837,700
      Littleton MFHR, Riverpoint, Series C, Pre-Refunded, 8.00%, 12/01/29 ..................          2,710,000         3,051,677
      McKay Landing Metropolitan District No. 002 GO,
      Limited Tax, Pre-Refunded, 7.50%, 12/01/19 ...........................................          2,775,000         3,107,972
         Subordinated, Series A, Pre-Refunded, 7.50%, 12/01/34 .............................          2,000,000         2,243,720
      Saddle Rock South Metropolitan District No. 2 GO, Limited Mill Levy Obligation,
         Pre-Refunded,
         7.20%, 12/01/19 ...................................................................             90,000            98,313
      Saddle Rock South Metropolitan District No. 3 GO, Limited Mill Levy Obligation,
         Pre-Refunded, 7.35%, 12/01/19 .....................................................          2,900,000         3,187,825


                    Quarterly Statements of Investments | 57

Franklin Tax-Free Trust

      FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
      ----------------------------------------                                                 ----------------   ---------------
      LONG TERM INVESTMENTS (CONTINUED)
      MUNICIPAL BONDS (CONTINUED)
      COLORADO (CONTINUED)
      Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%,
         12/01/28 ..........................................................................   $      7,640,000   $     7,841,543
      University of Colorado Hospital Authority Revenue, Series A, Pre-Refunded, 5.60%,
         11/15/31 ..........................................................................          9,000,000         9,785,340
(b,d) Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31 ..          3,000,000         3,020,610
                                                                                                                  ---------------
                                                                                                                      200,401,453
                                                                                                                  ---------------
      CONNECTICUT 1.5%
      Connecticut State Development Authority PCR,
         Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 ..................         53,825,000        54,166,789
         Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 ...........         12,500,000        12,617,375
      Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic
         Co. Project, 6.15%, 4/01/35 .......................................................          3,000,000         3,055,680
      Connecticut State Health and Educational Facilities Authority Revenue,
         Sacred Heart University, Series C, 6.50%, 7/01/16 .................................            375,000           375,296
         St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ..........................          5,650,000         5,235,459
      Connecticut State HFAR, Housing Mortgage Finance Program, Refunding, Series C-1,
         6.30%,
         11/15/17 ..........................................................................         16,060,000        16,295,279
                                                                                                                  ---------------
                                                                                                                       91,745,878
                                                                                                                  ---------------
      DISTRICT OF COLUMBIA 1.5%
      District of Columbia Ballpark Revenue, Series B-1, FGIC Insured, 5.00%, 2/01/35 ......         18,000,000        16,584,120
      District of Columbia Hospital Revenue,
            Children's Hospital Obligation Group, Assured Guaranty, 5.25%, 7/15/38 .........         11,000,000        11,163,240
            Medlantic Healthcare Group, Series A, MBIA Insured, ETM, 5.875%, 8/15/19 .......          8,850,000         8,911,950
      District of Columbia Revenue,
         Gains-Georgetown University, Capital Appreciation, AMBAC Insured, zero cpn. to
            3/31/18,
            5.00% thereafter, 4/01/36 ......................................................         27,105,000        15,356,880
      Methodist Home Issue, 6.00%, 1/01/29 .................................................          4,750,000         4,366,437
      District of Columbia Tobacco Settlement FICO Revenue,
            Asset-Backed Bonds, Refunding, 6.50%, 5/15/33 ..................................         22,000,000        21,406,660
            Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46 .........        175,000,000        10,071,250
            Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46 .........         66,000,000         3,530,340
                                                                                                                  ---------------
                                                                                                                       91,390,877
                                                                                                                  ---------------
      FLORIDA 7.5%
      Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34 ....................          4,800,000         4,071,552
      Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
         6.00%, 5/01/16 ....................................................................         20,615,000        22,101,960
         6.20%, 5/01/22 ....................................................................         23,590,000        25,904,651
      Brighton Lakes CDD Special Assessment, Series B, Pre-Refunded, 7.625%, 5/01/31 .......          3,035,000         3,327,969
      Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31 .............          1,340,000         1,347,611
      Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 ...........          2,175,000         2,239,924
      Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20 ..............          2,320,000         2,202,306
      Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
         8/15/32 ...........................................................................         10,550,000        10,681,031
      East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36 ........................          1,425,000         1,133,787


                          58 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Falcon Trace CDD Special Assessment, Pre-Refunded, 6.00%, 5/01/20 ......................   $      3,690,000   $     3,899,112
    Fleming Plantation CDD Special Assessment, Series B, Pre-Refunded, 7.375%, 5/01/31 .....          9,900,000        10,907,622
    Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
       Series D,
       6.00%, 6/01/23 ......................................................................          5,000,000         5,944,350
    Groves CDD Special Assessment Revenue, Series A, Pre-Refunded, 7.75%, 5/01/32 ..........          1,700,000         1,881,458
    Halifax Hospital Medical Center Hospital Revenue,
       Refunding and Improvement, Series A, 5.375%, 6/01/46 ................................         18,000,000        16,962,300
       Series A, Pre-Refunded, 7.25%, 10/01/24 .............................................          4,700,000         5,283,975
       Series A, Pre-Refunded, 7.25%, 10/01/29 .............................................          1,400,000         1,573,950
    Hawk's Point CDD Special Assessment, Hawk's Point Community Development, Series A,
       5.30%, 5/01/39 ......................................................................          1,450,000         1,121,894
    Heritage Harbor CDD Special Assessment Revenue, Series A, Pre-Refunded, 6.70%,
       5/01/19 .............................................................................          1,300,000         1,325,493
    Hillsborough County IDA, PCR, Tampa Electric, Series A, 5.65%, 5/15/18 .................          6,500,000         6,509,555
    Hillsborough County IDAR, Refunding, Series B, 5.25%,
       10/01/28 ............................................................................          1,500,000         1,486,935
       10/01/34 ............................................................................          7,250,000         7,077,668
    Indian Trace CDD, GO, Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
       5/01/11 .............................................................................          7,065,000         7,192,665
    Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%,
       5/01/33 .............................................................................          2,860,000         2,688,457
    Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
       ETM, 6.875%, 8/01/10 ................................................................            455,000           474,278
       Pre-Refunded, 7.00%, 8/01/20 ........................................................          2,445,000         2,650,184
       Pre-Refunded, 7.25%, 8/01/31 ........................................................          5,725,000         6,228,514
    Indigo CDD Capital Improvement Revenue, Refunding,
       Series A, 7.00%, 5/01/31 ............................................................            895,000           896,915
       Series C, 7.00%, 5/01/30 ............................................................          4,570,000         4,574,661
    Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 ...............................          1,760,000         1,764,294
    Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 ......................................          1,520,000         1,564,582
    Lakeland Retirement Community Revenue, first mortgage,
       Carpenters Accident Investor, Refunding, 5.875%, 1/01/19 ............................          1,350,000         1,366,362
       Carpenters Accident Investor, Refunding, 6.375%, 1/01/43 ............................          2,250,000         2,280,060
       Carpenters Accredited Investors, Refunding, 6.25%, 1/01/28 ..........................          1,230,000         1,243,198
       Carpenters Home, Refunding, Series A, 6.75%, 1/01/19 ................................         13,040,000        13,300,800
    Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
       CIFG Insured, 5.00%, 10/01/30 .......................................................         11,505,000        11,291,697
    Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 ..............          7,735,000         7,816,527
    Mediterra South CDD Capital Improvement Revenue,
       6.85%, 5/01/31 ......................................................................          2,310,000         2,333,377
       Series B, 6.95%, 5/01/31 ............................................................          7,055,000         7,125,762
    Mediterranea CDD Special Assessment, Series A, 5.60%, 5/01/37 ..........................          1,525,000         1,062,788
    Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33 .........         14,310,000        14,289,107
    Midtown Miami Community Development Special Assessment Revenue,
       Series A, 6.25%, 5/01/37 ............................................................          7,500,000         7,034,400
       Series B, 6.50%, 5/01/37 ............................................................          3,945,000         3,624,114


                    Quarterly Statements of Investments | 59

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13 .................   $        290,000   $       291,752
    North Springs ID Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%,
       5/01/19 .............................................................................            560,000           561,966
    Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit of
       Development No. 43,
       6.10%, 8/01/21 .....................................................................             535,000           521,277
       Pre-Refunded, 6.10%, 8/01/21 ........................................................          1,960,000         2,173,954
    Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds,
       Unit of Development No. 46, Series A, 5.35%, 8/01/41 ................................            800,000           611,632
    Oakstead CDD Revenue, Capital Improvement, Series A, Pre-Refunded, 7.20%, 5/01/32 ......          3,150,000         3,435,579
    Orange County Health Facilities Authority Revenue, Hospital,
       Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32 ........................         10,000,000        11,141,700
       Orlando Regional Healthcare, Pre-Refunded, 5.75%, 12/01/32 ..........................         15,000,000        16,674,750
    Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36 ..................          1,300,000         1,034,462
    Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 ...............          2,700,000         2,783,349
    Parkway Center CDD Special Assessment, Refunding, Series A, 8.25%, 5/01/31 .............          1,333,332         1,486,665
    Pelican Marsh CDD Special Assessment Revenue,
       Series A, 7.10%, 5/01/20 ............................................................          3,000,000         3,005,190
       Series A, 7.20%, 5/01/31 ............................................................          6,250,000         6,260,750
       Series B, 6.90%, 5/01/11 ............................................................            570,000           571,060
    Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31 ............................         10,040,000        10,241,704
    Port St. Lucie Utility Revenue, System, Refunding, Series A, MBIA Insured, 5.00%,
       9/01/29 .............................................................................         11,025,000        11,232,931
    Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37 ................................          2,900,000         2,315,534
    Portofino Cove CDD Special Assessment, Series A, 5.50%, 5/01/38 ........................          1,595,000         1,278,408
    Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38 ....................          2,795,000         2,205,758
    Portofino Springs CDD Special Assessment, Series A, 5.50%, 5/01/38 .....................          1,000,000           801,510
    Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 .........          1,445,000         1,456,647
    Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 .........................          3,430,000         3,444,989
    Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
       12/01/22 ............................................................................          3,595,000         3,602,693
    River Place St. Lucie CDD Special Assessment Revenue,
       Series A, 7.625%, 5/01/21 ...........................................................          1,045,000         1,084,376
       Series A, 7.625%, 5/01/30 ...........................................................          1,590,000         1,630,799
       Series B, 7.25%, 5/01/10 ............................................................            970,000           962,880
    Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14 .....................            505,000           517,297
    Sampson Creek CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.95%,
       5/01/31 .............................................................................          2,685,000         2,910,782
    Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37 ..................................          8,170,000         6,324,806
    South Broward Hospital District Revenue, South Broward Hospital District, Refunding,
       4.75%, 5/01/32 ......................................................................         11,235,000        10,694,709
       5.00%, 5/01/36 ......................................................................         12,500,000        12,076,750
    South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
       Group, 5.00%,
       8/15/32 .............................................................................         15,000,000        14,853,450
       8/15/37 .............................................................................         19,860,000        19,499,342


                    60 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 ......................   $      2,555,000   $     2,479,014
    St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
       5/01/18 .............................................................................          1,745,000         1,757,337
    St. Lucie West Services District Special Assessment Revenue, Port St. Lucie,
       Water Management Benefit, Refunding, Series B,
       6.00%, 5/01/09 ......................................................................            185,000           184,624
       6.25%, 5/01/25 ......................................................................          5,080,000         5,027,422
    Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 ...............................          2,020,000         2,049,593
    Stoneybrook West CDD Special Assessment Revenue, Series A, 7.00%, 5/01/32 ..............          2,990,000         3,025,970
    Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 ...................          1,255,000         1,281,091
    Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 .....................          8,210,000         8,385,284
    Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37 ...............          1,970,000         1,566,977
    Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 ...................................          8,300,000         8,338,263
    Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 ...........................          6,030,000         6,281,451
    Village Center CDD Recreational Revenue,
       Sub Series B, 6.25%, 1/01/13 ........................................................          4,120,000         4,176,279
       Sub Series B, 8.25%, 1/01/17 ........................................................          1,715,000         1,731,807
       Sub Series C, 7.375%, 1/01/19 .......................................................          2,130,000         2,175,007
    Vista Lake CDD Capital Improvement Revenue, Series A, Pre-Refunded, 7.20%, 5/01/32 .....          2,605,000         2,836,064
    Waterchase CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.70%, 5/01/32 .....          2,775,000         3,070,343
    Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ....................          1,100,000         1,142,350
    Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36 ............................          1,800,000         1,412,244
    Waterstone CDD Capital Improvement Revenue, Series B, 5.50%, 5/01/18 ...................          4,500,000         3,984,480
    Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 .........................          1,260,000         1,261,840
    Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37 .................          1,975,000         1,752,576
                                                                                                                  ---------------
                                                                                                                      459,397,312
                                                                                                                  ---------------
    GEORGIA 3.2%
    Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
       Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ....................................         19,000,000        19,317,680
       Series J, FSA Insured, 5.00%, 1/01/29 ...............................................         16,445,000        16,795,279
    Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31 ........................          1,235,000         1,118,144
    Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 .....................         33,890,000        34,483,075
    Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
       12/01/28 ............................................................................          1,470,000         1,324,073
    Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland
       Inc., Refunding, 5.70%, 12/01/15 ....................................................          1,575,000         1,547,737
    Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist
       Health Care System Project, ETM,
       6.25%, 10/01/18 .....................................................................          6,000,000         6,876,600
       6.375%, 10/01/28 ....................................................................          8,000,000         9,663,680
    Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27 .....          5,000,000         4,230,000
    Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding,
       5.125%, 3/01/37 .....................................................................          6,500,000         5,401,435
    Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
       MBIA Insured, 5.00%, 7/01/34 ........................................................         26,145,000        26,525,671


                    Quarterly Statements of Investments | 61

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Main Street Natural Gas Inc. Gas Project Revenue,
       Series A, 5.50%, 9/15/28 ............................................................   $      5,000,000   $     4,661,750
       Series A, 6.25%, 7/15/33 ............................................................         20,000,000        20,124,800
       Series A, 6.375%, 7/15/38 ...........................................................         30,000,000        30,585,600
       Series B, 5.00%, 3/15/22 ............................................................          5,500,000         5,059,450
    McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
       Products, 6.95%, 12/01/23 ...........................................................          5,120,000         5,340,723
                                                                                                                  ---------------
                                                                                                                      193,055,697
                                                                                                                  ---------------
    IDAHO 0.3%
    Nez Perce County PCR,
       Potlatch 84, 7.00%, 12/01/14 ........................................................           2,500,000         2,657,850
       Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 ..................................          17,500,000        17,141,950
                                                                                                                   ---------------
                                                                                                                        19,799,800
                                                                                                                   ---------------

    ILLINOIS 3.5%
    Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
       3/01/33 .............................................................................          3,300,000         2,929,674
    Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%,
       3/01/33 .............................................................................          5,424,000         4,734,447
    Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project,
       Pre-Refunded,
       6.25%, 3/01/32 ......................................................................          3,655,000         4,134,865
       6.75%, 3/01/32 ......................................................................          5,347,000         6,005,002
    Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A,
       Pre-Refunded,
       6.625%, 3/01/31 .....................................................................          4,328,000         4,760,540
       7.00%, 3/01/31 ......................................................................          4,778,000         5,355,756
    Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project,
       Pre-Refunded,
       7.05%, 3/01/31 ......................................................................          5,773,000         6,527,762
    Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%,
       8/01/23 .............................................................................         11,000,000        11,029,040
    Cary Special Tax,
       Refunding, Radian Insured, 5.00%, 3/01/30 ...........................................          3,115,000         2,998,873
       Special Service Area No. 1, Cambria Project, Series A, Pre-Refunded, 7.625%,
          3/01/30 ..........................................................................          2,869,000         3,178,106
       Special Service Area No. 2, Foxford Hills Project, Pre-Refunded, 7.50%, 3/01/30 .....          5,245,000         5,760,793
    Chicago O'Hare International Airport Revenue,
       General Airport Third Lien, Series A, FGIC Insured, 5.00%, 1/01/33 ..................         15,000,000        14,626,500
       Refunding, Series A, FSA Insured, 5.00%, 1/01/38 ....................................         17,195,000        17,350,615
    Gilberts Special Service Area No. 9 Special Tax, Big Timber Project,
       Pre-Refunded, 7.75%,
       3/01/27 .............................................................................          6,000,000         6,911,880
    Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision, 5.95%,
       3/01/36 .............................................................................          7,785,000         6,858,040
       Illinois Finance Authority Revenue,
       Lutheran Hillside Village, Refunding, 5.25%, 2/01/37 ................................          7,500,000         6,877,500
(a)    Resurrection Health Care, Series A, FSA Insured, 5.25%, 5/15/29 ..................            15,500,000        15,739,475
       Sherman Health System, Series A, 5.50%, 8/01/37 .....................................         17,240,000        16,422,134


                    62 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS (CONTINUED)
    Illinois Health Facilities Authority Revenue,
       Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 ...............   $      2,105,000   $     2,121,398
       Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 ......................          8,595,000         8,402,730
    Illinois State Development Finance Authority PCR, Ameren Corp. and Central Illinois
       Public Service Co., Refunding, Series A, 5.50%, 3/01/14 .............................          3,515,000         3,434,331
    Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick
       Place Convention Center, ETM, 7.00%, 7/01/26 ........................................          7,500,000         9,698,850
    Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 .........          3,000,000         2,685,330
    Montgomery Special Assessment, Improvement, Lakewood Creek Project, Pre-Refunded,
       7.75%, 3/01/30 ......................................................................          4,716,000         5,302,623
    Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage
       System, Refunding, XLCA Insured, 5.00%, 1/01/39 .....................................          5,000,000         4,984,250
    Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B,
       6.375%, 3/01/34 .....................................................................          7,964,000         7,839,363
    Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 .........          2,425,000         2,344,684
    Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
       6.00%, 3/01/33 ......................................................................          4,500,000         4,336,830
       6.625%, 3/01/33 .....................................................................          5,261,000         5,384,949
    Yorkville United City Special Services Area Special Tax,
       No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34 .....................          4,241,000         3,883,865
       No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33 ........................          3,651,000         3,694,557
       No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36 ..................................          4,921,000         4,460,296
                                                                                                                  ---------------
                                                                                                                      210,775,058
                                                                                                                  ---------------
    INDIANA 1.8%
    Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%,
       8/01/36 .............................................................................          5,000,000         4,270,800
    Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
       8/15/19 .............................................................................          3,000,000         2,997,270
       8/15/28 .............................................................................          5,000,000         4,649,950
    Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
       3/01/37 .............................................................................          8,000,000         7,105,840
    Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of
       Indiana, Refunding, 5.25%, 11/15/35 .................................................         12,000,000        10,915,320
    Indiana Health Facility Financing Authority Hospital Revenue,
       6.25%, 3/01/25 ......................................................................          3,200,000         3,288,448
       6.00%, 3/01/34 ......................................................................         12,000,000        11,572,440
       Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/31 ........         11,740,000        11,864,327
       Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/31 .....         36,760,000        41,076,359
       Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 .................          1,500,000         1,508,955
    Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
       Refunding, 5.60%, 12/01/32 ..........................................................          8,200,000         8,103,076
                                                                                                                  ---------------
                                                                                                                      107,352,785
                                                                                                                  ---------------
    KANSAS 0.2%
    Wyandotte County City Unified Government Utility System Revenue, Improvement, Series B,
       FSA Insured, 5.00%, 9/01/32 .........................................................         10,000,000        10,246,900
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 63

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    KENTUCKY 0.6%
    Kentucky Economic Development Finance Authority Health System Revenue,
       Norton Healthcare Inc.,
       Refunding, Series C, MBIA Insured, 6.10%, 10/01/22 ..................................   $     10,650,000   $    11,701,900
       Refunding, Series C, MBIA Insured, 6.15%, 10/01/27 ..................................          3,995,000         4,357,067
       Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/22 ...............................          5,325,000         6,134,400
       Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/27 ...............................          6,005,000         6,932,352
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
       Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ........          6,835,000         6,575,270
                                                                                                                  ---------------
                                                                                                                       35,700,989
                                                                                                                  ---------------
    LOUISIANA 3.6%
    Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27 ......         13,990,000        14,002,591
    Louisiana Local Government Environmental Facilities CDA Revenue, Louisiana Local
       Government, 6.75%, 11/01/32 .........................................................         30,000,000        30,156,900
    Louisiana Public Facilities Authority Revenue,
       FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 .............         20,000,000        20,468,600
       Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38 .........................         10,000,000         9,508,100
       Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47 .........................         10,000,000         9,718,500
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
       AMBAC Insured, 5.00%, 6/01/22 .......................................................         10,000,000         9,999,900
    Louisiana State Gas and Fuels Tax Revenue, Series A, FSA Insured, 5.00%, 5/01/36 .......         10,000,000        10,342,700
    New Orleans GO, Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36 ..........         13,480,000        13,054,302
    Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%,
       3/01/13 .............................................................................          4,850,000         4,850,970
    St. John the Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/01/37 .....         80,500,000        75,816,510
    West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
       9/01/28 .............................................................................         20,750,000        20,750,000
                                                                                                                  ---------------
                                                                                                                      218,669,073
                                                                                                                  ---------------
    MAINE 0.6%
    Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ...................          4,800,000         4,800,000
    Skowhegan PCR, S.D. Warren Co.,
       Series A, 6.65%, 10/15/15 ...........................................................         24,570,000        24,585,479
       Series B, 6.65%, 10/15/15 ...........................................................          4,940,000         4,943,112
                                                                                                                  ---------------
                                                                                                                       34,328,591
                                                                                                                  ---------------
    MARYLAND 0.8%
    Maryland State CDA Department of Housing and CDR, Housing, Series A, 5.875%,
       7/01/16 .............................................................................          1,620,000         1,624,649
    Maryland State EDC Revenue,
       Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.50%, 12/01/14 ................          1,850,000         2,003,365
       Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.625%, 12/01/22 ...............          6,740,000         7,315,933
       Chesapeake Bay, senior lien, Series B, Pre-Refunded, 7.75%, 12/01/31 ................         16,160,000        17,570,283
       senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 4.75%, ........
          12/01/11 .........................................................................          1,055,000         1,031,147
       senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 5.00%,
          12/01/16 .........................................................................          3,000,000         2,810,220
       senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series A, 5.00%,
          12/01/31 .........................................................................         10,000,000         7,815,500


                    64 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MARYLAND (CONTINUED)
    Maryland State EDC Revenue, (continued)
       senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series B, 5.00%,
          12/01/16 .........................................................................   $        900,000   $       843,066
       senior lien Project, Chesapeake Bay Hyatt Hotel, Refunding, Series B, 5.25%,
          12/01/31 .........................................................................          2,000,000         1,620,880
    Maryland State Health and Higher Educational Facilities Authority Revenue,
       Edenwald, Series A, 5.40%, 1/01/37 ..................................................          1,200,000         1,091,472
       Washington County Hospital, 6.00%, 1/01/43 ..........................................          6,000,000         5,999,640
                                                                                                                  ---------------
                                                                                                                       49,726,155
                                                                                                                  ---------------
    MASSACHUSETTS 0.3%
    Massachusetts Bay Transportation Authority Revenue, General Transportation System,
       Series A, 7.00%, 3/01/21 ............................................................          2,000,000         2,466,080
    Massachusetts State Development Finance Agency Resource Recovery Revenue,
       Waste Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 ....          3,000,000         3,088,320
    Massachusetts State Development Finance Agency Revenue,
       Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 ........................          1,030,000         1,009,173
       Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 .......................          1,620,000         1,496,848
       Curry College, Series A, ACA Insured, 5.00%, 3/01/36 ................................          2,000,000         1,785,480
       Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15 ......          1,850,000         1,858,695
       Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23  ......          3,500,000         3,376,835
    Massachusetts State Health and Educational Facilities Authority Revenue, St. Memorial
       Medical Center, Refunding, Series A, 6.00%, 10/01/23 ................................          6,010,000         5,914,862
                                                                                                                  ---------------
                                                                                                                       20,996,293
                                                                                                                  ---------------
    MICHIGAN 3.5%
    Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A,
       Pre-Refunded, 6.25%, 4/15/27 ........................................................         10,500,000        11,707,395
    Detroit Sewer Disposal System Revenue, second lien, Series A, MBIA Insured, 5.00%,
       7/01/35 .............................................................................         25,750,000        25,977,887
    Detroit Water Supply System Revenue, second lien, Refunding, Series C, FSA Insured,
       5.00%, 7/01/33 ......................................................................         11,000,000        11,197,010
    Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated
       Group,
       Refunding, Series A, 5.625%, 9/01/10 ................................................          1,070,000         1,072,012
       Refunding, Series A, 5.75%, 9/01/17 .................................................            530,000           514,439
       Refunding, Series A, 5.00%, 8/15/38 .................................................          5,250,000         3,937,290
       Series A, Pre-Refunded, 5.625%, 9/01/10 .............................................            930,000           947,531
       Series A, Pre-Refunded, 5.75%, 9/01/17 ..............................................            470,000           479,001
    Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial Hospital,
       Refunding, 6.50%,
       1/01/31 .............................................................................          1,000,000           975,690
       1/01/37 .............................................................................          1,000,000           988,420
    Michigan State Building Authority Revenue,
       Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 .............         13,495,000        13,760,582
       Facilities Program, Refunding, Series II, MBIA Insured, 5.00%, 10/15/29 .............         16,585,000        16,896,300
       Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 .................................          9,500,000         9,655,230


                    Quarterly Statements of Investments | 65

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Michigan State Hospital Finance Authority Revenue,
       Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .....   $     18,000,000   $    19,156,320
       Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 ........          7,500,000         7,508,700
       Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 ........         30,205,000        30,228,560
       Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 ........            500,000           457,535
       Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 ...................            500,000           445,490
       Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37 ..............          3,680,000         3,314,760
       Marquette, 5.00%, 5/15/34 ...........................................................          6,000,000         5,138,460
       Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 ..............................          1,000,000         1,019,900
       Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 .................          7,310,000         7,355,980
       Sinai Hospital, Refunding, 6.625%, 1/01/16 ..........................................          2,990,000         2,964,435
       Sinai Hospital, Refunding, 6.70%, 1/01/26 ...........................................          7,250,000         7,248,985
    Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution
       Control Project, Refunding, Series C, 5.45%, 9/01/29 ................................         11,000,000        11,125,840
    Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
       Senior Series A, 6.00%,
       6/01/34 .............................................................................         13,675,000        12,357,687
       6/01/48 .............................................................................         10,000,000         8,806,400
    Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project,
       Series A, ETM, 5.60%, 2/15/13 .......................................................          1,095,000         1,123,809
                                                                                                                  ---------------
                                                                                                                      216,361,648
                                                                                                                  ---------------
    MINNESOTA 1.3%
    Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14 ....          9,000,000         9,580,590
    Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%,
       12/01/40 ............................................................................          5,000,000         4,589,500
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Refunding,
       Sub Series C, FGIC Insured, 5.00%, 1/01/31 ..........................................          6,185,000         5,965,804
    Minneapolis Health Care Facility Revenue,
       Augustana Chapel View Homes, Series D, 5.875%, 6/01/35 ..............................          5,075,000         4,486,807
       Fairview Health Services, Series A, Pre-Refunded, 5.625%, 5/15/32 ...................         18,380,000        20,384,523
       Jones-Harrison Residence Project, 5.70%, 10/01/35 ...................................          1,000,000           893,590
    Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
       11/15/30 ............................................................................          8,200,000         8,270,766
    Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
       Refunding, Series A, 6.375%, 11/15/29 ...............................................            175,000           182,970
       Series A, Pre-Refunded, 6.375%, 11/15/29 ............................................          6,325,000         6,942,067
    Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
       2/01/18 .............................................................................            320,000           320,118
    Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/35 ...............          5,000,000         5,024,000
    Roseville MFHR, Rosepointe I Project, Series C, Pre-Refunded, 8.00%, 12/01/29 ..........          3,095,000         3,470,052
    St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35 .........         10,000,000        10,011,500
                                                                                                                  ---------------
                                                                                                                       80,122,287
                                                                                                                  ---------------
    MISSISSIPPI 0.9%
    Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26  ........         33,295,000        33,291,005
    Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser CO. Project, Refunding,
       Series B, 6.70%, 4/01/22 ............................................................          5,000,000         5,300,950


                    66 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSISSIPPI (CONTINUED)
    Warren County Revenue, Gulf Opportunity, International Paper, Series A, 5.50%,
       9/01/31 .............................................................................   $     20,000,000   $    18,078,400
                                                                                                                  ---------------
                                                                                                                       56,670,355
                                                                                                                  ---------------
    MISSOURI 0.4%
    Branson Regional Airport Transportation Development District Airport Revenue,
       Series A, 6.00%, 7/01/37 ............................................................          1,200,000         1,072,032
       Series B, 6.00%, 7/01/25 ............................................................          6,000,000         5,507,760
       Series B, 6.00%, 7/01/37 ............................................................          5,000,000         4,389,900
    Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
       12/01/20 ............................................................................          8,350,000         8,237,191
    West Plains IDA Hospital Revenue, Ozarks Medical Center,
       6.30%, 11/15/11 .....................................................................            605,000           617,330
       6.75%, 11/15/24 .....................................................................          1,870,000         1,879,911
       Refunding, 5.50%, 11/15/12 ..........................................................            500,000           496,100
                                                                                                                  ---------------
                                                                                                                       22,200,224
                                                                                                                  ---------------
    MONTANA 0.2%
    Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%,
       3/01/31 .............................................................................         10,220,000        10,392,514
                                                                                                                  ---------------
    NEBRASKA 0.3%
    Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
       AMBAC Insured, 5.00%, 1/01/32 .......................................................         16,485,000        16,575,668
    Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West Medical
       Center, 6.375%, 12/15/08 ............................................................            325,000           325,549
                                                                                                                  ---------------
                                                                                                                       16,901,217
                                                                                                                  ---------------
    NEVADA 1.7%
    Clark County ID Special Assessment,
       Local ID No. 142, Mountains Edge, 6.375%, 8/01/23 ...................................          4,125,000         4,051,946
       Local ID No. 151, Summerlin, 5.00%, 8/01/20 .........................................            765,000           670,094
       Local ID No. 151, Summerlin, 5.00%, 8/01/25 .........................................          2,405,000         1,995,813
       Local Improvement, Special District No. 132, 6.875%, 2/01/21 ........................          3,725,000         3,762,250
       Special Local Improvement, No. 128, Summerlin, Series A, 5.00%, 2/01/26 .............          1,320,000         1,093,145
       Special Local Improvement, No. 128, Summerlin, Series A, 5.05%, 2/01/31 .............          1,035,000           825,071
    Clark County IDR,
       Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 ......................          5,125,000         4,603,941
       Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38 ...............          7,260,000         7,072,619
    Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
       7/01/24 .............................................................................          7,000,000         7,219,100
    Henderson Local ID Special Assessment,
       No. T-2, 9.50%, 8/01/11 .............................................................            305,000           304,869
       No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18 ........................          3,070,000         2,929,793
       No. T-12, Series A, 7.375%, 8/01/18 .................................................         36,010,000        36,170,245
       No. T-16, 4.90%, 3/01/16 ............................................................          1,355,000         1,097,550
       No. T-16, 5.00%, 3/01/18 ............................................................            975,000           760,500
       No. T-16, 5.00%, 3/01/19 ............................................................            970,000           737,200
       No. T-16, 5.10%, 3/01/22 ............................................................          1,455,000         1,047,600


                    Quarterly Statements of Investments | 67

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEVADA (CONTINUED)
    Henderson Local ID Special Assessment, (continued)
       No. T-16, 5.125%, 3/01/25 ...........................................................   $      1,535,000   $     1,059,150
       No. T-17, 5.00%, 9/01/15 ............................................................            720,000           659,887
       No. T-17, 5.00%, 9/01/16 ............................................................            735,000           664,991
       No. T-17, 5.00%, 9/01/25 ............................................................          1,380,000         1,116,641
    Las Vegas Local Improvement Bonds Special Assessment,
       Special ID No. 404, Refunding, FSA Insured, 5.85%, 11/01/09 .........................          2,295,000         2,328,989
       Special ID No. 607, 6.25%, 6/01/24 ..................................................          4,880,000         4,304,794
    Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13  .............          2,525,000         2,542,347
    Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured, Pre-Refunded,
       6.40%, 7/01/29 ......................................................................         15,415,000        16,374,430
                                                                                                                  ---------------
                                                                                                                      103,392,965
                                                                                                                  ---------------
    NEW HAMPSHIRE 0.3%
    New Hampshire Higher Education and Health Facilities Authority Revenue, Hillcrest
       Terrace, 7.50%, 7/01/24 .............................................................         15,550,000        15,476,915
       New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ...............            810,000           810,826
                                                                                                                  ---------------
                                                                                                                       16,287,741
                                                                                                                  ---------------
    NEW JERSEY 4.7%
    Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
       Series 1, 6.00%, 1/01/19 ............................................................          2,180,000         2,149,742
       Series 1, 6.00%, 1/01/29 ............................................................          5,000,000         4,664,650
       Series 2, 6.125%, 1/01/19 ...........................................................          2,125,000         2,115,905
       Series 2, 6.125%, 1/01/29 ...........................................................          5,105,000         4,752,602
    New Jersey EDA Lease Revenue, International Center for Public Health Project, University
       of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ............................          9,965,000        10,481,486
    New Jersey EDA Revenue,
       Cigarette Tax, 5.50%, 6/15/24 .......................................................         23,000,000        22,662,590
       Cigarette Tax, 5.50%, 6/15/31 .......................................................          6,500,000         6,166,810
       Cigarette Tax, 5.75%, 6/15/34 .......................................................         10,000,000         9,736,700
       first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 ............................          1,500,000         1,477,200
       first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 .............................          7,635,000         7,730,972
    New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
       6.625%, 9/15/12 .....................................................................         25,525,000        24,234,456
       6.25%, 9/15/19 ......................................................................         42,000,000        36,206,520
       6.40%, 9/15/23 ......................................................................         79,890,000        67,661,238
    New Jersey Health Care Facilities Financing Authority Revenue,
       Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/33 ..         57,680,000        10,200,131
       Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/34 ..         52,330,000         8,614,564
       Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/35 ..         20,000,000         3,064,200
       South Jersey Hospital, 5.00%, 7/01/46 ...............................................          6,000,000         5,725,320
       South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 ................................          7,500,000         8,299,875
       South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 .................................         18,000,000        20,005,200
       Trinitas Hospital Obligation Group, Pre-Refunded, 7.50%, 7/01/30 ....................          5,000,000         5,560,600


                    68 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    Tobacco Settlement FICO Revenue,
       Asset-Backed, Pre-Refunded, 6.00%, 6/01/37 ..........................................   $     10,000,000   $    11,112,700
       Asset-Backed, Pre-Refunded, 6.125%, 6/01/42 .........................................          9,050,000        10,099,257
       Capital Appreciation Bonds, Series 1B, zero cpn., 6/01/41 ...........................         40,000,000         3,360,400
                                                                                                                  ---------------
                                                                                                                      286,083,118
                                                                                                                  ---------------
    NEW MEXICO 2.3%
    Farmington PCR,
       Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
          12/01/16 .........................................................................         24,045,000        24,135,650
       Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
          4/01/22 ..........................................................................         66,125,000        66,388,177
       Public Service Co. of New Mexico, San Juan Project, Series A, 6.60%, 10/01/29 .......          6,000,000         6,022,260
       Tucson Electric Power Co., Series A, 6.95%, 10/01/20 ................................         37,000,000        37,510,970
    New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital,
       Series A, Radian Insured, Pre-Refunded,
       5.25%, 7/01/30 ......................................................................          4,360,000         4,360,000
       5.00%, 7/01/35 ......................................................................          3,470,000         3,470,000
                                                                                                                  ---------------
                                                                                                                      141,887,057
                                                                                                                  ---------------
    NEW YORK 7.0%
    Corinth IDA Environmental Improvement Revenue, International Paper Co. Project,
       Refunding, Series A, 5.75%, 2/01/22 .................................................          2,000,000         1,919,620
    Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 .........         25,000,000        25,848,000
    MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured, zero cpn.,
       7/15/21 .............................................................................            428,010           232,739
       1/15/22 .............................................................................            649,658           341,961
    MTA Revenue, Transportation, Series F, 5.00%, 11/15/30 .................................          7,000,000         7,086,590
    New York City GO,
       Fiscal 2003, Series I, 5.00%, 3/01/24 ...............................................          5,000,000         5,122,500
       Fiscal 2003, Series I, 5.00%, 3/01/25 ...............................................          9,000,000         9,201,150
       Refunding, Series G, 5.00%, 8/01/21 .................................................         10,000,000        10,432,200
       Refunding, Series H, 6.25%, 8/01/15 .................................................             20,000            20,216
       Refunding, Series H, 6.125%, 8/01/25 ................................................             10,000            10,106
       Refunding, Series J, 6.00%, 8/01/21 .................................................              5,000             5,052
       Series B, 7.00%, 2/01/18 ............................................................            115,000           115,397
       Series D, 7.625%, 2/01/14 ...........................................................              5,000             5,020
       Series F, 7.50%, 2/01/21 ............................................................             85,000            85,326
       Series G, 7.50%, 2/01/22 ............................................................             10,000            10,038
    New York City IDA, Civic Facility Revenue,
       Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 ...........................          6,345,000         6,088,725
       Series C, 6.80%, 6/01/28 ............................................................          5,000,000         5,193,750
       Staten Island University Hospital Project, Series C, 6.45%, 7/01/32 .................          1,475,000         1,451,887
    New York City IDA, Special Facility Revenue,
       American Airlines Inc., JFK International Airport Project, 7.50%, 8/01/16 ...........         15,000,000        14,409,600
       American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25  .........         20,000,000        18,877,400
       American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31 ...........         15,000,000        14,302,350
       American Airlines Inc., JFK International Airport Project, Series A, 8.00%,
          8/01/12 ..........................................................................         74,000,000        73,245,200
       British Airways PLC Project, 7.625%, 12/01/32 .......................................         15,000,000        14,124,900


                    Quarterly Statements of Investments | 69

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City IDAR,
       Liberty, 7 World Trade Center, Series A, 6.25%, 3/01/15 .............................   $     27,000,000   $    27,292,140
       Liberty, 7 World Trade Center, Series A, 6.50%, 3/01/35 .............................         50,000,000        50,881,000
       Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/31 .......................          9,500,000         9,618,560
    New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series
       E, 5.00%, 6/15/34 ...................................................................         10,000,000        10,164,200
    New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional
       Medical Center,
       6.125%, 12/01/29 ....................................................................         16,000,000        16,134,080
       6.25%, 12/01/37 .....................................................................         30,000,000        30,303,000
    Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%, 12/01/19 ...          1,000,000         1,002,800
    Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC
       Project, Refunding,
       6.80%, 11/01/14 .....................................................................          4,200,000         4,262,538
       7.00%, 11/01/30 .....................................................................          7,000,000         7,043,890
    Port Authority of New York and New Jersey Revenue, Consolidated One Hundred
       Forty-Fourth, Refunding, 5.00%, 10/01/28 ............................................         25,295,000        26,181,337
    Port Authority of New York and New Jersey Special Obligation Revenue, Continental
       Airlines Inc., Eastern Project, La Guardia,
       9.00%, 12/01/10 .....................................................................          6,505,000         6,532,516
       9.125%, 12/01/15 ....................................................................         26,350,000        26,451,975
    Utica IDA Civic Facility Revenue, Utica College Civic Facility,
       6.75%, 12/01/21 .....................................................................          1,250,000         1,302,775
       6.85%, 12/01/31 .....................................................................          2,000,000         2,074,760
                                                                                                                  ---------------
                                                                                                                      427,375,298
                                                                                                                  ---------------
    NORTH CAROLINA 2.0%
    Albemarle Hospital Authority Health Care Facilities Revenue, Refunding,
       5.25%, 10/01/27 .....................................................................          4,500,000         4,289,580
    Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ......................         15,310,000        15,501,375
    North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series A, 5.75%, 1/01/26 .................................................         37,500,000        38,197,125
       Refunding, Series B, 5.75%, 1/01/24 .................................................         35,750,000        36,501,108
       Series D, 6.70%, 1/01/19 ............................................................          2,000,000         2,088,160
       Series D, 6.75%, 1/01/26 ............................................................          5,000,000         5,194,700
    North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
       3/01/16 .............................................................................            870,000           887,565
       9/01/17 .............................................................................            610,000           612,312
    North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at
       Maryfield, Series A,
       5.75%, 10/01/23 .....................................................................          3,625,000         3,502,983
       6.00%, 10/01/23 .....................................................................          2,500,000         2,477,525
    North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage,
       United Methodist, Refunding, Series C,
       5.25%, 10/01/24 .....................................................................            920,000           909,990
       5.50%, 10/01/32 .....................................................................          1,600,000         1,566,688
    North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35  ............          8,250,000         7,719,525
                                                                                                                  ---------------
                                                                                                                      119,448,636
                                                                                                                  ---------------


                    70 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH DAKOTA 0.1%
    Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,
       7/01/25 .............................................................................   $      2,250,000   $     2,130,998
       7/01/29 .............................................................................          2,500,000         2,296,125
                                                                                                                  ---------------
                                                                                                                        4,427,123
                                                                                                                  ---------------
    OHIO 1.4%
    Buckeye Tobacco Settlement Financing Authority Revenue,
       Asset-Backed, Senior Convertible Capital Appreciation Turbo Term Bond, Series A-3,
          zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37 .................................         15,000,000         9,937,650
       Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34 ...         11,250,000         9,824,625
       Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 6.00%, 6/01/42 ...          5,000,000         4,417,600
       Capital Appreciation, Asset Backed, First Sub Series B, zero cpn., 6/01/47 ..........         55,000,000         2,978,250
    Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 ............................         11,500,000        11,764,730
    Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
       Refunding,
       Series C, 6.05%, 10/01/09 ...........................................................         14,250,000        14,965,920
       Series E, 6.05%, 10/01/09 ...........................................................          5,250,000         5,493,285
       Series F, 6.05%, 10/01/09 ...........................................................          1,000,000         1,046,340
    Franklin County Health Care Facilities Revenue,
       Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29 ..........................          1,000,000         1,136,680
       Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 .........................          3,100,000         3,131,837
       Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 .........................            950,000           950,874
    Franklin County Hospital Revenue, The Children's Hospital Project, Series C, FGIC
       Insured, 5.00%, 5/01/35 .............................................................         10,000,000        10,127,700
    Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley
       Medical Center, 5.25%, 5/15/26 ......................................................          2,750,000         2,555,300
    Oregon City School District GO, AMBAC Insured, 5.00%, 12/01/27 .........................          5,000,000         5,148,550
    Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding,
       Series 1, 6.25%, 11/01/13 ...........................................................          3,200,000         3,261,472
                                                                                                                  ---------------
                                                                                                                       86,740,813
                                                                                                                  ---------------
    OKLAHOMA 0.2%
    Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
       Series B, 6.60%, 7/01/31 ............................................................          5,000,000         5,173,650
    Tulsa Industrial Authority Revenue, Refunding, MBIA Insured, 5.00%, 10/01/31  ..........          5,325,000         5,411,638
    Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
       6.00%, 8/15/14 ......................................................................          3,585,000         3,594,142
                                                                                                                  ---------------
                                                                                                                       14,179,430
                                                                                                                  ---------------
    OREGON 0.3%
    Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
       Pre-Refunded, 6.00%, 5/01/26 ........................................................          9,400,000        10,126,244
       Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
          Linfield College Project, Series A,
          6.75%, 10/01/25 ..................................................................              5,000             5,265
          Pre-Refunded, 6.75%, 10/01/25 ....................................................          5,215,000         5,774,100
                                                                                                                  ---------------
                                                                                                                       15,905,609
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 71

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA 5.2%
    Allegheny County Hospital Development Authority Revenue,
       Health System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ................   $     10,000,000   $    11,149,700
       Health System, Series B, Pre-Refunded, 9.25%, 11/15/15 ..............................         22,105,000        25,362,172
       Health System, Series B, Pre-Refunded, 9.25%, 11/15/22 ..............................         24,000,000        28,191,600
       West Pennsylvania Allegheny Health System, Refunding, 5.00%, 11/15/28 ...............          8,360,000         7,094,380
       West Pennsylvania Allegheny Health System, Refunding, 5.375%, 11/15/40 ..............         70,000,000        59,154,900
    Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 6.10%,
       7/15/20 .............................................................................          5,500,000         5,569,520
    Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ...........          1,925,000         1,974,780
    Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
       6.10%, 7/01/13 ......................................................................         20,500,000        20,629,560
       6.20%, 7/01/19 ......................................................................          9,500,000         9,536,100
    Harrisburg Authority University Revenue, Harrisburg University of Science,
       Series A, 5.40%, 9/01/16 ............................................................          1,500,000         1,484,160
       Series B, 6.00%, 9/01/36 ............................................................          3,000,000         2,862,600
    Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
       6.375%, 7/01/30 .....................................................................          1,000,000         1,002,320
       6.50%, 7/01/40 ......................................................................          3,000,000         3,011,220
    Lancaster IDAR, Garden Spot Village Project, Series A, Pre-Refunded, 7.625%, 5/01/31 ...          1,650,000         1,825,593
    Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
       Reliant Energy Seward, Series A, 6.75%, 12/01/36 ....................................         68,000,000        69,540,880
       Reliant Energy Seward LLC Project, Series A, 6.75%, 12/01/36 ........................         26,550,000        27,151,623
    Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
       Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured,
          5.875%, 11/15/16 .................................................................         13,000,000        13,066,690
    Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue,
       Temple University Health System, Refunding, Series B, 5.50%, 7/01/26 ................         18,000,000        17,399,340
    Philadelphia IDA Health Care Facility Revenue, Paul's Run, Refunding, Series A, 5.85%,
       5/15/13 .............................................................................          1,885,000         1,903,529
    Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
       Refunding, Series A, 5.75%, 12/01/21 ................................................            815,000           851,064
       Series A, Pre-Refunded, 5.75%, 12/01/21 .............................................          2,185,000         2,408,591
    Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
       6.05%, 4/01/14 ......................................................................          5,025,000         5,033,794
                                                                                                                  ---------------
                                                                                                                      316,204,116
                                                                                                                  ---------------
    RHODE ISLAND 0.2%
    Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
       Lifespan Obligation Group,
          Pre-Refunded, 6.50%, 8/15/32 .....................................................          8,000,000         9,089,280
          Refunding, MBIA Insured, 5.75%, 5/15/23 ..........................................            405,000           409,653
          Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series B, zero cpn.,
             6/01/52 .......................................................................         90,000,000         2,854,800
                                                                                                                  ---------------
                                                                                                                       12,353,733
                                                                                                                  ---------------


                    72 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    SOUTH CAROLINA 1.0%
    Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
       Opportunities Tax Hike, 5.25%, 12/01/29 .............................................   $     16,500,000   $    16,544,880
    Greenville County School District Installment Purchase Revenue, Building Equity Sooner
       Tomorrow,
       5.00%, 12/01/28 .....................................................................         10,000,000        10,155,000
       Refunding, 5.00%, 12/01/28 ..........................................................          7,500,000         7,619,250
    Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
       County Project, 5.00%, 12/01/26 .....................................................         15,015,000        14,453,890
    Scago Educational Facilities Corp. for Calhoun School District Revenue, School Project,
       Radian Insured, 5.00%, 12/01/26 .....................................................          7,540,000         7,388,521
    Scago Educational Facilities Corp. for Williamsburg School District Revenue,
       Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31 .............          2,000,000         1,901,880
    Tobacco Settlement Revenue Management Authority Tobacco Settlement Revenue, Series B,
       6.375%, 5/15/30 .....................................................................          3,750,000         3,631,650
                                                                                                                  ---------------
                                                                                                                       61,695,071
                                                                                                                  ---------------
    TENNESSEE 0.9%
    Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/20 .................          5,990,000         5,625,928
    Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding and
       Improvement, Series A, FGIC Insured, 5.00%, 4/01/34 .................................          5,000,000         5,033,700
    Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
       Mountain States Health, Refunding, Series A, MBIA Insured, zero cpn.,
       7/01/27 .............................................................................         19,365,000         7,300,605
       7/01/28 .............................................................................         19,400,000         6,868,182
       7/01/29 .............................................................................         19,365,000         6,430,342
       7/01/30 .............................................................................         19,370,000         6,038,985
    Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
       Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
       1/01/25 .............................................................................          5,000,000         1,982,050
       Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
       1/01/26 .............................................................................          2,610,000           971,468
       Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37 .....         12,760,000         2,204,418
       Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39 .....         13,755,000         2,089,109
    Knox County Health Educational and Housing Facilities Board Revenue, Refunding,
       University Health System Inc., 5.25%, 4/01/36 .......................................         10,475,000        10,002,787
                                                                                                                  ---------------
                                                                                                                       54,547,574
                                                                                                                  ---------------
    TEXAS 5.2%
    Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest
       Products, 6.95%, 5/01/23 ............................................................          1,750,000         1,822,712
    Austin Convention Enterprises Inc. Convention Center Revenue, first tier,
       Refunding, Series B, 5.75%, 1/01/34 .................................................          7,000,000         5,986,750
       Series A, Pre-Refunded, 6.70%, 1/01/32 ..............................................         10,000,000        10,983,100
    Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence,
       Refunding, 5.00%,
       7/01/27 .............................................................................          1,000,000           904,090
       7/01/33 .............................................................................          1,520,000         1,320,591


                    Quarterly Statements of Investments | 73

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    Brazos River Authority PCR,
       Texas Utility Co., Refunding, Series A, 7.70%, 4/01/33 ..............................   $     21,740,000   $    21,475,859
       TXU Electric Co. Project, Mandatory Put 11/01/11, Refunding, Series C, 5.75%,
          5/01/36 ..........................................................................         38,355,000        36,752,912
       TXU Electric Co. Project, Refunding, Series C, 7.70%, 3/01/32 .......................          6,800,000         6,725,744
       TXU Energy Co. LLC Project, Mandatory Put 4/01/13, Refunding, Series A, 6.75%,
          4/01/38 ..........................................................................          1,000,000           981,000
       TXU Energy Co. LLC Project, Refunding, Series B, 6.30%, 7/01/32 .....................          9,000,000         7,542,810
       TXU Energy Co. LLC Project, Refunding, Series C, 6.75%, 10/01/38 ....................          1,555,000         1,359,568
    Brazos River Harbor Navigation District Brazoria County Environmental Revenue,
       Dow Chemical Co. Project, Refunding, Series B-2, 4.95%, 5/15/33 .....................          2,500,000         2,258,075
    Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured,
       5.00%, 9/01/31 ......................................................................         12,500,000        12,757,750
    Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ............................          1,620,000         1,631,372
    Dallas Fort Worth International Airport Revenue, Joint,
       Refunding, Sub Series A-2, MBIA Insured, 6.10%, 11/01/24 ............................          2,000,000         2,022,940
       Series B, MBIA Insured, 6.00%, 11/01/23 .............................................          4,000,000         4,042,160
       Series C, MBIA Insured, 6.25%, 11/01/28 .............................................          2,500,000         2,528,625
    Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 .............          4,705,000         5,311,569
    El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities, Bienvivir
       Senior Health, Pre-Refunded,
       7.00%, 8/15/12 ......................................................................            655,000           715,849
       7.50%, 8/15/18 ......................................................................          2,300,000         2,664,964
       7.75%, 8/15/31 ......................................................................          3,000,000         3,498,780
    Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare System,
       Pre-Refunded, 6.25%, 8/15/29 ........................................................         10,975,000        11,660,498
    Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
       Improvement, 5.25%, 11/01/37 ........................................................          1,000,000           930,740
    Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System
       of East Texas, 5.50%,
       2/15/32 .............................................................................          1,000,000           947,980
       2/15/37 .............................................................................          2,500,000         2,342,575
    Matagorda County Navigation District No. 1 Revenue, Centerpoint Energy Project,
       Refunding, 5.60%, 3/01/27 ...........................................................         11,000,000         9,750,070
    Millsap ISD, GO, School Building, 5.00%, 2/15/37 .......................................         10,905,000        11,135,641
    North Texas Tollway Authority Revenue, System, firsttier, Refunding,
       Series A, 5.625%, 1/01/33 ...........................................................          2,000,000         2,048,220
       Series A, 5.75%, 1/01/48 ............................................................         30,000,000        30,798,000
       Series B, 5.75%, 1/01/40 ............................................................         12,680,000        13,055,582
    Richardson ISD, GO, School Building, MBIA Insured, 5.00%, 2/15/32 ......................         10,320,000        10,575,317
    Sabine River Authority PCR,
       TXU Electric, Refunding, Series C, 5.20%, 5/01/28 ...................................         29,945,000        22,956,436
       TXU Energy Co. LLC Project, Refunding, Series A, 5.80%, 7/01/22 .....................          1,000,000           866,190
       TXU Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 .....................         13,115,000        11,753,401


                    74 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    San Antonio Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue, 5.50%,
       8/01/26 .............................................................................   $     20,000,000   $    20,021,200
    Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
       8/15/32 .............................................................................         51,000,000        12,592,920
    Trinity River Authority PCR, Texas Electric Co. Project, Refunding, 6.25%, 5/01/28 .....            445,000           376,995
    Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
       Refunding and Improvement, Series A, 5.375%, 11/01/37 ...............................          8,000,000         7,171,120
    Tyler Health Facilities Development Corp. Revenue, Mother Frances Hospital, Series B,
       5.00%, 7/01/37 ......................................................................          3,400,000         2,972,586
    Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest Health
       System Project, Series A, MBIA Insured, 5.00%, 8/01/31 ..............................         15,000,000        15,088,800
                                                                                                                  ---------------
                                                                                                                      320,331,491
                                                                                                                  ---------------
    VERMONT 0.3%
    Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen
       Health, Series A, AMBAC Insured, 6.00%, 12/01/23 ....................................         15,000,000        15,899,250
                                                                                                                  ---------------
    VIRGINIA 1.0%
    James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg
       Landing, Series A,
       5.35%, 9/01/26 ......................................................................            750,000           693,967
       5.50%, 9/01/34 ......................................................................            750,000           680,505
    Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates,
       Refunding, 6.00%, 4/01/33 ...........................................................          9,000,000         9,216,360
    Tobacco Settlement Financing Corp. Revenue,
       Asset-Backed, Pre-Refunded, 5.50%, 6/01/26 ..........................................          2,500,000         2,752,350
       Asset-Backed, Pre-Refunded, 5.625%, 6/01/37 .........................................          3,000,000         3,354,870
       Capital Appreciation Bonds, Second Sub Series D, zero cpn., 6/01/47 .................         50,000,000         2,832,500
       Senior Series B1, 5.00%, 6/01/47 ....................................................          6,250,000         4,819,000
    Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
       Westminster Canterbury Project,
       Refunding, 5.00%, 11/01/22 ..........................................................          1,000,000           940,210
       Refunding, 5.25%, 11/01/26 ..........................................................          2,000,000         1,866,580
       Refunding, 5.375%, 11/01/32 .........................................................          1,000,000           916,790
       Series A, Pre-Refunded, 7.125%, 11/01/23 ............................................          5,000,000         5,446,050
       Series A, Pre-Refunded, 7.25%, 11/01/32 .............................................          9,000,000         9,818,370
    Virginia State HDA Commonwealth Mortgage Revenue, 4.80%, 7/01/29 .......................         20,500,000        18,954,915
                                                                                                                  ---------------
                                                                                                                       62,292,467
                                                                                                                  ---------------
    WASHINGTON 1.1%
    Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, FGIC Insured,
       5.00%, 9/01/35 ......................................................................          7,685,000         7,777,527
    Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
       12/01/32 ............................................................................          2,000,000         1,956,320
    Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31 .....         10,000,000        10,143,400
    Spokane GO, Refunding, Series A, FGIC Insured, 5.00%, 12/01/30 .........................          5,720,000         5,845,382

                    Quarterly Statements of Investments | 75

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    WASHINGTON (CONTINUED)
    Washington State Health Care Facilities Authority Revenue,
       Kadlec Medical Center, Series A, Assured Guaranty Insured, 5.00%, 12/01/30 ..........   $      4,000,000   $     4,046,880
       Providence Health Care Services, Refunding, Series A, FGIC Insured, 5.00%,
          10/01/36 .........................................................................          9,695,000         9,720,498
       Providence Health Care Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
          10/01/36 .........................................................................            305,000           338,709
       Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37 .......................         30,000,000        30,059,700
                                                                                                                  ---------------
                                                                                                                       69,888,416
                                                                                                                  ---------------
    WEST VIRGINIA 0.5%
    Harrison County County Commission Solid Waste Disposal Revenue, Allegheny Energy
       Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37 ................................          9,000,000         8,632,890
    Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37 .....................         14,000,000        13,316,240
    West Virginia University Revenues, Improvement, West Virginia University Projects,
       Series C, FGIC Insured, 5.00%, 10/01/34 .............................................         10,000,000        10,085,600
                                                                                                                  ---------------
                                                                                                                       32,034,730
                                                                                                                  ---------------
    WISCONSIN 0.9%
    Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured,
       5.00%, 12/01/30 .....................................................................         11,205,000        11,288,477
    Green Bay Water System Revenue, Refunding, FSA Insured, 5.00%, 11/01/29 ................          1,250,000         1,287,912
    Kaukauna Environmental Improvement Revenue, International Paper Co. Project,
       Series A, 6.70%, 5/01/24 ............................................................          4,100,000         4,161,377
    Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37 .............         22,210,000        20,008,545
    Wisconsin State Health and Educational Facilities Authority Revenue,
       Fort Healthcare Inc. Project, 5.75%, 5/01/24 ........................................          5,000,000         5,054,500
       New Castle Place Project, Series A, 7.00%, 12/01/31 .................................          2,500,000         2,510,450
       Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 ......................................          9,530,000         9,673,141
                                                                                                                  ---------------
                                                                                                                       53,984,402
                                                                                                                  ---------------
    WYOMING 0.1%
    Wyoming Municipal Power Agency Power Supply Revenue, Series A,
       5.50%, 1/01/28 ......................................................................          1,350,000         1,391,486
       5.50%, 1/01/33 ......................................................................          2,360,000         2,409,206
       5.50%, 1/01/38 ......................................................................          2,810,000         2,857,995
       5.375%, 1/01/42 .....................................................................          2,750,000         2,757,012
                                                                                                                  ---------------
                                                                                                                        9,415,699
                                                                                                                  ---------------
    U.S. TERRITORIES 2.5%
    GUAM 0.9%
    Guam Government GO, Refunding, Series A,
       5.125%, 11/15/27 ....................................................................          7,270,000         6,749,977
       5.25%, 11/15/37 .....................................................................         37,000,000        33,658,160
    Guam Government Waterworks Authority Water and Wastewater System Revenue, Water,
       6.00%, 7/01/25 ......................................................................          4,000,000         4,073,520
       5.875%, 7/01/35 .....................................................................          8,000,000         7,994,160
                                                                                                                  ---------------
                                                                                                                       52,475,817
                                                                                                                  ---------------


                    76 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    NORTHERN MARIANA ISLANDS 0.5%
    Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33 .........   $     25,000,000   $    21,613,000
    Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
       3/15/28 .............................................................................          7,655,000         7,898,429
                                                                                                                  ---------------
                                                                                                                       29,511,429
                                                                                                                  ---------------
    PUERTO RICO 0.5%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding,
       5.50%, 5/15/39 ......................................................................         11,500,000        10,786,885
       5.625%, 5/15/43 .....................................................................          3,500,000         3,279,815
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/44 ......................................................................          5,200,000         5,435,612
    Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/34  .............          7,195,000         6,970,588
    University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
       6/01/30 .............................................................................          7,645,000         7,475,357
                                                                                                                  ---------------
                                                                                                                       33,948,257
                                                                                                                  ---------------
    VIRGIN ISLANDS 0.6%
    Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
       5.75%, 10/01/13 .....................................................................         15,000,000        15,228,450
       5.875%, 10/01/18 ....................................................................          7,000,000         7,097,650
       6.00%, 10/01/22 .....................................................................         14,500,000        14,697,055
                                                                                                                  ---------------
                                                                                                                       37,023,155
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                          152,958,658
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $5,869,522,904) ......................................                        5,898,919,766
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 2.6%
    MUNICIPAL BONDS 2.6%
    CALIFORNIA 0.1%
(e) Oxnard Financing Authority Lease Revenue, Civic Center Phase 2 Project, AMBAC Insured,
       Weekly VRDN and Put, 2.50%, 6/01/36 .................................................          6,700,000         6,700,000
                                                                                                                  ---------------
    FLORIDA 0.0%(f)
(e) Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 2.50%,
       8/01/25 .............................................................................          1,600,000         1,600,000
                                                                                                                  ---------------
    GEORGIA 1.3%
(e) Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
       AMBAC Insured, Weekly VRDN and Put, 1.75%, 10/01/16 .................................         15,000,000        15,000,000
    Burke County Development Authority PCR, TECP,
       Oglethorpe Power, 6.00%, 6/13/08 ....................................................         50,000,000        49,997,500
       Oglethorpe Power Corp. Vogtle Project, AMBAC Insured, 5.50%, 6/02/08 ................         15,000,000        15,000,000
                                                                                                                  ---------------
                                                                                                                       79,997,500
                                                                                                                  ---------------
    MARYLAND 0.0%(f)
(e) Maryland State EDC Revenue, U.S. Pharmacopeial Project, Refunding, Series B, AMBAC
       Insured, Daily VRDN and Put, 1.50%, 7/01/34 .........................................          2,500,000         2,500,000
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 77

Franklin Tax-Free Trust

    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA 0.1%
(e) Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Refunding, Allina
       Health System, Series B-1, MBIA Insured, Daily VRDN and Put, 2.50%, 11/15/34 ........   $      4,000,000   $     4,000,000
                                                                                                                  ---------------
    OREGON 0.3%
(e) Oregon State GO, Veterans Welfare, Series 85, Daily VRDN and Put, 1.30%, 6/01/41 .......         15,375,000        15,375,000
                                                                                                                  ---------------
    PENNSYLVANIA 0.8%
(e) York General Authority Pooled Financing Revenue, Sub Series 1996-B, AMBAC Insured,
       Weekly VRDN and Put, 3.20%, 9/01/26 .................................................         46,060,000        46,060,000
                                                                                                                  ---------------
    TENNESSEE 0.0%(f)
(e) Blount County PBA Revenue, Local Government Public Improvement, Series A-3-A, Daily VRDN
       and Put, 3.00%, 6/01/26 .............................................................          2,500,000         2,500,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $158,735,000) .......................................                          158,732,500
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $6,028,257,904) 99.3% ..........................................                        6,057,652,266
    OTHER ASSETS, LESS LIABILITIES 0.7% ....................................................                           40,934,772
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $ 6,098,587,038
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2008, the aggregate value of these securities was $5,530,690, representing 0.09% of net assets.

(c)  Defaulted security.

(d) The bond pays interest based upon the issuer's ability to pay, which may be less than the stated interest rate.

(e) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(f)  Rounds to less than 0.1% of net assets.


                  78 | See Notes to Statements of Investments.
                     | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS 97.5%
    MUNICIPAL BONDS 97.5%
    ALABAMA 6.7%
    Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
       AMBAC Insured, 5.25%, 8/15/21 .......................................................   $      2,490,000   $     2,605,412
    Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%,
       6/01/18 .............................................................................          5,000,000         5,106,950
    Auburn University General Fee Revenue, Auburn University, Series A, FSA Insured, 5.00%,
       6/01/38 .............................................................................         12,000,000        12,359,040
    Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ........................................          2,000,000         1,970,900
    Bessemer Governmental Utility Services Corp. Water Supply Revenue, MBIA Insured, 5.25%,
       6/01/32 .............................................................................          5,000,000         5,100,000
    Birmingham Waterworks and Sewer Board Water and Sewer Revenue, Series A, FSA Insured,
       5.00%, 1/01/40 ......................................................................         11,190,000        11,394,329
    Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured,
       Pre-Refunded, 5.50%, 6/01/30 ........................................................          1,670,000         1,789,405
    East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation
       Bond, Series A, MBIA Insured, 5.25%, 9/01/28 ........................................          7,000,000         7,155,050
    Foley Utilities Board Utilities Revenue, FSA Insured, 5.00%, 11/01/29 ..................         10,720,000        11,026,806
    Helena Utilities Board Water and Sewer Revenue, MBIA Insured,
       5.25%, 4/01/27 ......................................................................          1,805,000         1,972,251
       5.25%, 4/01/33 ......................................................................          2,695,000         2,944,719
       Pre-Refunded, 5.25%, 4/01/27 ........................................................          1,455,000         1,589,820
       Pre-Refunded, 5.25%, 4/01/33 ........................................................          2,195,000         2,398,389
    Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
       10/01/24 ............................................................................          5,855,000         6,100,266
       10/01/25 ............................................................................          6,065,000         6,298,260
    Jefferson County Sewer Revenue, Capital Improvement wts., Series A, FGIC Insured,
       Pre-Refunded, 5.125%, 2/01/29 .......................................................         22,050,000        22,638,735
    Leeds Public Educational Building Authority Educational Facilities Revenue,
       Assured Guaranty, 5.125%, 4/01/38 ...................................................         10,865,000        10,901,615
    Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
       12/01/35 ............................................................................          9,100,000         9,220,757
    Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36 .............................         10,000,000         9,907,400
    Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 .....................          2,000,000         2,172,020
    Orange Beach Sewer Revenue, wts., MBIA Insured, 5.00%, 2/01/30 .........................          5,000,000         5,085,600
    Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
       5/15/35 .............................................................................          3,665,000         3,731,593
    Pell City GO, wts.,
       Refunding, XLCA Insured, 5.00%, 2/01/24 .............................................          1,020,000         1,036,147
       XLCA Insured, 5.00%, 2/01/34 ........................................................          5,195,000         5,128,088
    University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC
       Insured, 5.00%, 9/01/41 .............................................................          5,000,000         5,006,300
    University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ..........          3,000,000         3,024,900
    University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 ...............          5,975,000         6,128,259
                                                                                                                  ---------------
                                                                                                                      163,793,011
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 79

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ALASKA 0.1%
    Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, BIG Insured,
       6.25%, 7/01/21 ......................................................................   $          5,000   $         5,014
    Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 ......          3,000,000         3,003,960
                                                                                                                  ---------------
                                                                                                                        3,008,974
                                                                                                                  ---------------
    ARIZONA 2.9%
    Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM,
       7.70%, 8/01/10.......................................................................          5,075,000         5,418,476
    Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10.....            500,000           545,345
    Downtown Phoenix Hotel Corp. Revenue,
       Senior Series A, FGIC Insured, 5.00%, 7/01/36........................................         15,000,000        14,430,600
       Sub Series B, FGIC Insured, 5.00%, 7/01/36...........................................          6,450,000         6,205,158
    Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A,
        MBIA Insured, ETM, 7.00%, 12/01/16..................................................            300,000           361,587
    Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
       5.75%, 1/01/25.......................................................................         18,000,000        19,056,240
       5.625%, 1/01/29......................................................................         12,655,000        13,373,298
    Tucson Water Revenue, Series 2005-B, FSA Insured, 5.00%, 7/01/32........................         12,000,000        12,352,440
                                                                                                                  ---------------
                                                                                                                       71,743,144
                                                                                                                  ---------------
    ARKANSAS 2.0%
    Arkansas State Development Finance Authority Water Revenue, Refunding, Series A,
       MBIA Insured, 6.50%, 7/01/10.........................................................          1,285,000         1,322,560
    Arkansas State University Revenue,
       Arkansas State University-Beebe, Series B, AMBAC Insured, 5.00%, 12/01/30............          3,250,000         3,313,017
       Arkansas State University-Beebe, Series B, AMBAC Insured, 5.00%, 12/01/35............          3,045,000         3,090,584
       Housing, Refunding, AMBAC Insured, 5.00%, 3/01/32....................................          6,820,000         6,925,437
    Benton Regional Public Water Authority Water Revenue, Refunding and Improvement,
       XLCA Insured, 5.00%, 10/01/35........................................................          5,230,000         5,152,962
    Little Rock School District GO,
       Refunding, Series B, FSA Insured, 5.50%, 2/01/33.....................................          3,970,000         4,072,744
       Series C, FSA Insured, 5.25%, 2/01/33................................................          7,790,000         7,953,901
    Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%, 12/01/25......          1,000,000         1,079,910
    Pulaski Technical College Revenue, Student Tuition and Fee, FGIC Insured, 5.00%,
       9/01/34..............................................................................          2,190,000         2,197,293
    University of Arkansas University Revenues,
       AMBAC Insured, 5.00%, 11/01/36.......................................................          8,205,000         8,334,065
       Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/32.................          4,000,000         4,049,680
                                                                                                                  ---------------
                                                                                                                       47,492,153
                                                                                                                  ---------------
    CALIFORNIA 4.0%
    California State GO,
       Refunding, AMBAC Insured, 5.00%, 2/01/33.............................................          7,000,000         7,104,370
       Refunding, MBIA Insured, 5.00%, 2/01/31..............................................         20,000,000        20,280,600
       Refunding, MBIA Insured, 5.00%, 10/01/32.............................................          1,910,000         1,935,040
       Various Purpose, Refunding, MBIA Insured, 4.75%, 3/01/35.............................         34,355,000        33,619,116
    Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20............         14,455,000        16,398,330


                    80 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured,
       5.50%, 2/01/14 ......................................................................   $        250,000   $       267,400
    Riverside Electric Revenue, Issue D, FSA Insured, 5.00%, 10/01/38 ......................         10,000,000        10,308,600
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
       MBIA Insured, 5.25%, 1/15/30 ........................................................          4,000,000         4,005,480
    Val Verde USD, COP, School Construction Project,
       Refunding, Series B, FGIC Insured, 5.00%, 1/01/35 ...................................          1,680,000         1,634,186
       Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35 ................................            820,000           897,203
                                                                                                                  ---------------
                                                                                                                       96,450,325
                                                                                                                  ---------------
    COLORADO 4.9%
    Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured, 5.25%,
       10/01/32 ............................................................................         12,490,000        12,404,194
    Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%, 8/01/39 ..        25,000,000        25,570,000
    Broomfield COP, Refunding, AMBAC Insured, 6.00%, 12/01/29 ..............................          3,000,000         3,112,050
    Colorado Board of Governors University Enterprise System Revenue, Series A, FGIC Insured,
       5.00%, 3/01/37 ......................................................................         10,000,000        10,190,800
    Colorado Health Facilities Authority Revenue,
       Catholic Health, Series C-7, FSA Insured, 5.00%, 9/01/36 ............................         20,000,000        20,280,000
       Hospital, Refunding, Series B, FSA Insured, 5.25%, 3/01/36 ..........................         10,000,000        10,207,600
       Denver City and County Airport Revenue, Series C, MBIA Insured, ETM, 6.125%,
       11/15/25 ............................................................................          3,590,000         4,264,920
       Denver City and County Airport Revenue, Series C, MBIA Insured, ETM, 6.125%,
       11/15/25 ............................................................................          4,410,000         4,441,002
    Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA Insured,
       5.00%, 12/01/35 .....................................................................         15,000,000        14,023,650
    University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
       5.20%, 11/15/17 .....................................................................          5,425,000         5,540,118
       5.25%, 11/15/22 .....................................................................          7,800,000         7,965,750
                                                                                                                  ---------------
                                                                                                                      118,000,084
                                                                                                                  ---------------
    DISTRICT OF COLUMBIA 0.9%
    District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 .............            135,000           135,413
    District of Columbia Hospital Revenue, Children's Hospital Obligation, Sub Series 1,
       FSA Insured, 5.45%, 7/15/35 .........................................................         20,000,000        20,724,600
                                                                                                                  ---------------
                                                                                                                       20,860,013
                                                                                                                  ---------------
    FLORIDA 16.7%
    Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 .........................          1,000,000         1,025,130
    Brevard County Local Option Fuel Tax Revenue, FGIC Insured, 5.00%,
       8/01/32 .............................................................................         12,440,000        12,668,025
       8/01/37 .............................................................................         13,000,000        13,161,200
    Broward County HFAR, FSA Insured,
       5.65%, 11/01/22 .....................................................................            405,000           405,620
       5.70%, 11/01/29 .....................................................................            225,000           225,187


                    Quarterly Statements of Investments | 81

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Broward County School Board COP,
       MBIA Insured, 5.00%, 7/01/28 ........................................................   $      2,000,000   $     2,014,180
       Series A, FSA Insured, 5.00%, 7/01/22 ...............................................          2,000,000         2,043,500
       Series A, FSA Insured, 5.00%, 7/01/26 ...............................................          2,850,000         2,907,741
       Series A, FSA Insured, 5.00%, 7/01/30 ...............................................          2,000,000         2,028,480
    Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 .....................          2,000,000         2,036,680
    Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ............            205,000           206,320
    Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
       12/01/28 ............................................................................         11,050,000        11,147,129
       12/01/32 ............................................................................         13,665,000        13,713,921
    Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
       FSA Insured, Pre-Refunded, 5.00%, 8/15/29 ...........................................          1,000,000         1,101,000
    Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%,
       9/01/29 .............................................................................          1,890,000         1,891,077
    Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 ........            200,000           203,624
    Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
       11/15/32 ............................................................................          1,000,000           998,570
    Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 .......................          1,315,000         1,365,733
    Escambia County HFA, SFMR, Multi-County Program, Refunding, Series A, MBIA Insured,
       6.40%, 10/01/30 .....................................................................             45,000            45,195
    Escambia County Utilities Authority Utility System Revenue,
       FGIC Insured, 5.00%, 1/01/31 ........................................................          1,775,000         1,786,431
       Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 ...................................          2,000,000         2,039,220
    Florida Gulf Coast University Financing Corp. Capital Improvement Revenue,
       Housing Project,
       Series A, MBIA Insured, 5.00%, 2/01/37 ..............................................         10,000,000        10,153,900
    Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36 .......          1,600,000         1,600,752
    Florida HFC Revenue,
       Housing Logans Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19 ..........          1,200,000         1,230,576
       Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 ........................          1,070,000         1,079,576
    Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
       5.00%, 8/01/32 ......................................................................          3,570,000         3,613,840
    Florida State Board of Education Capital Outlay GO, Public Education,
       Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 ...................................          5,000,000         5,081,250
       Series B, FGIC Insured, 5.00%, 6/01/23 ..............................................          5,395,000         5,528,904
    Florida State Board of Education GO,
       Series C, MBIA Insured, 5.00%, 6/01/27 ..............................................          4,245,000         4,338,942
       Series F, MBIA Insured, 5.00%, 6/01/28 ..............................................          2,000,000         2,040,680
    Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured,
       Pre-Refunded, 5.25%, 7/01/30 ........................................................          2,000,000         2,137,920
    Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
       8/01/25 .............................................................................          2,000,000         2,041,280
    Florida State Department of Environmental Protection Preservation Revenue,
       Florida Forever,
       Series A, MBIA Insured, 5.00%, 7/01/21 ..............................................          3,000,000         3,094,740
    Florida State Department of General Services Division Facilities Management Revenue,
       Florida Facilities Pool, Series B, FSA Insured, Pre-Refunded, 5.50%, 9/01/28 ........            550,000           578,353
    Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B,
       FGIC Insured,
       5.25%, 10/01/28 .....................................................................          2,500,000         2,534,175


                    82 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Gulf Breeze Revenue,
       AMBAC Insured, 5.00%, 12/01/32 ......................................................   $      1,205,000   $     1,223,195
       FGIC Insured, 5.80%, 12/01/20 .......................................................          1,250,000         1,322,425
       Local Government Loan Program, Series C, FGIC Insured, 6.05%, 12/01/15 ..............          1,915,000         1,927,735
    Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 .........................          1,150,000         1,160,787
    Hillsborough County School Board COP, Master Lease Program,
       MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 .........................................          1,000,000         1,035,480
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/26 ...................................          1,670,000         1,706,857
    Indian Trail Water Control District Improvement Revenue, MBIA Insured, 5.75%, 8/01/16 ..          1,090,000         1,092,747
    Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%,
       10/01/25 ............................................................................          4,000,000         4,098,080
    Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
       5.00%, 10/01/32 .....................................................................          1,000,000         1,003,790
    Jacksonville Sales Tax Revenue,
       AMBAC Insured, 5.00%, 10/01/30 ......................................................          5,000,000         5,057,600
       Better Jacksonville, MBIA Insured, 5.00%, 10/01/30 ..................................          1,500,000         1,521,585
    Jacksonville Transportation Revenue, MBIA Insured,
       5.00%, 10/01/26 .....................................................................          2,000,000         2,032,900
       5.25%, 10/01/29 .....................................................................         11,000,000        11,244,640
    Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%,
       8/01/25 .............................................................................          1,000,000         1,002,740
    Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 ..................          2,080,000         2,084,846
    Lee County Airport Revenue,
       Refunding, FSA Insured, 5.00%, 10/01/33 .............................................          3,530,000         3,566,430
       Series B, FSA Insured, Pre-Refunded, 5.75%, 10/01/33 ................................          4,000,000         4,348,480
    Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
       4/01/32 .............................................................................          1,460,000         1,459,898
       4/01/37 .............................................................................         11,000,000        10,866,790
    Leon County COP, AMBAC Insured, 5.00%, 7/01/25 .........................................          8,935,000         9,149,261
    Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34 ....................................          2,595,000         2,652,272
    Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 ....................          1,500,000         1,510,185
    Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 .....................          3,000,000         3,037,470
    Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
       Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 ..................................          1,625,000         1,489,865
       Series B, FGIC Insured, 5.75%, 10/01/29 .............................................          2,500,000         2,578,875
       Series B, FGIC Insured, 5.00%, 10/01/30 .............................................          3,500,000         3,453,415
    Miami-Dade County Educational Facilities Authority Revenue, University of Miami,
       Series A, AMBAC Insured, 5.00%, 4/01/37 .............................................         28,400,000        28,925,684
    Miami-Dade County GO, Building Better Communities Program, FGIC Insured, 5.00%,
       7/01/33 .............................................................................          2,000,000         2,030,880
    Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
    MBIA Insured, 5.00%, 6/01/31 ...........................................................          1,650,000         1,661,599
    Miami-Dade County School Board COP, Series A, FGIC Insured, 5.00%,
       5/01/25 .............................................................................          5,000,000         5,031,950
       5/01/26 .............................................................................         17,080,000        17,225,863
       5/01/27 .............................................................................         10,775,000        10,851,502
    Ocala Utility System Revenue, Refunding, Series A, FGIC Insured, 5.00%, 10/01/31 .......          2,000,000         2,020,640


                    Quarterly Statements of Investments | 83

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 ..................   $      4,220,000   $     4,262,200
    Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 ...................          1,000,000         1,002,170
    Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional
       Healthcare, Series B, FSA Insured, 5.00%, 12/01/32 ..................................          7,000,000         6,980,330
    Orange County School Board COP,
       AMBAC Insured, 5.50%, 8/01/25 .......................................................          1,000,000         1,055,270
       Series A, MBIA Insured, 5.00%, 8/01/27 ..............................................         10,000,000        10,115,300
    Orange County Tourist Development Tax Revenue, AMBAC Insured, Pre-Refunded,
       5.25%, 10/01/27 .....................................................................         10,000,000        10,837,100
       5.50%, 10/01/31 .....................................................................          1,000,000         1,044,570
    Orlando-Orange County Expressway Authority Revenue,
       junior lien, FGIC Insured, 6.50%, 7/01/10 ...........................................            100,000           107,427
       junior lien, FGIC Insured, 6.50%, 7/01/12 ...........................................            225,000           251,325
       Series B, AMBAC Insured, 5.00%, 7/01/35 .............................................         20,000,000        20,321,600
    Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured, 5.70%,
       12/01/17 ............................................................................            480,000           482,002
    Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%,
       6/01/27 .............................................................................         13,000,000        14,197,820
    Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ..........          3,000,000         3,025,320
    Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 .......          2,000,000         2,046,100
    Palm Beach County School Board COP, Series A,
       AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24 ........................................          2,000,000         2,166,100
       FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ..........................................          3,000,000         3,250,920
    Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32 ............          2,000,000         2,028,180
    Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%,
       12/01/33 ............................................................................          2,185,000         2,229,115
    Pembroke Pines Public Improvement Revenue,
       Series A, AMBAC Insured, 5.00%, 10/01/29 ............................................          2,000,000         2,031,280
       Series B, AMBAC Insured, 5.00%, 10/01/34 ............................................          2,000,000         2,019,300
    Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
       5.00%, 11/15/30 .....................................................................          4,000,000         4,047,840
    Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ............................          3,000,000         3,048,840
    Polk County Public Facilities Revenue, MBIA Insured, 5.00%, 12/01/33 ...................          2,000,000         2,034,980
    Polk County School Board COP, Series A, FSA Insured, 5.00%,
       1/01/24 .............................................................................          5,000,000         5,048,800
       1/01/26 .............................................................................          1,000,000         1,014,330
    Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%,
       10/01/30 ............................................................................          1,000,000         1,002,620
       10/01/34 ............................................................................          2,000,000         2,030,180
    Port Orange GO, MBIA Insured, 5.00%, 4/01/33 ...........................................          1,755,000         1,785,572
    Port St. Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 ...........................          8,420,000         8,540,995
    St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
       Management Benefit, senior lien, Refunding, Series A, MBIA Insured, 5.25%, 5/01/25 ..          5,000,000         5,147,400
    St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
       10/01/32 ............................................................................          2,240,000         2,407,216
    Sumter County School District Revenue, Multi-District Loan Program, FSA Insured, 7.15%,
       11/01/15 ............................................................................            245,000           301,823


                    84 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ............   $      2,000,000   $     2,126,380
    Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ....          2,000,000         2,191,320
    Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 ........................          1,000,000         1,030,460
    University of Central Florida Athletics Assn. Inc. COP, Series A, FGIC Insured, 5.00%,
       10/01/27 ............................................................................          1,000,000           995,030
       10/01/30 ............................................................................          1,485,000         1,453,607
    University of Central Florida COP, University of Central Florida Convocation Corp.,
       Series A, FGIC Insured, 5.00%, 10/01/35 .............................................          1,500,000         1,429,080
    Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical
       University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 .....................          3,500,000         3,607,940
                                                                                                                  ---------------
                                                                                                                      406,143,159
                                                                                                                  ---------------
    GEORGIA 4.9%
    Athens Housing Authority Student Housing Lease Revenue, University of Georgia,
       East Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33 ..............................          6,000,000         6,091,500
    Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%,
      1/01/26 ..............................................................................         13,750,000        14,548,187
    Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 ...................................          3,775,000         3,795,725
    Atlanta Water and Wastewater Revenue,
       FSA Insured, 5.00%, 11/01/37 ........................................................         15,000,000        15,237,600
       Series A, FGIC Insured, 5.00%, 11/01/29 .............................................          4,750,000         4,670,105
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/01/29 ...............................          5,250,000         5,441,572
    Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured, 6.10%,
       10/01/14 ............................................................................          1,535,000         1,724,573
    Bulloch County Development Authority Revenue, Assured Guaranty, 5.25%, 7/01/33  ........         14,825,000        15,448,688
    Cherokee County Water and Sewer Authority Revenue,
       FGIC Insured, 5.00%, 8/01/27 ........................................................          1,500,000         1,523,190
       MBIA Insured, 6.90%, 8/01/18 ........................................................             15,000            15,051
    Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%, 1/01/31 ......          3,500,000         3,558,660
    Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37 .....          6,450,000         6,779,401
    East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
       5.00%, 2/01/30 ......................................................................         11,360,000        11,329,442
    Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic
       Assn., Refunding, AMBAC Insured, 5.125%, 10/01/32 ...................................          9,000,000         9,144,450
    Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
       Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 ...........................         15,000,000        15,581,400
    Henry County Water and Sewer Authority Revenue, FGIC Insured, Pre-Refunded, 5.625%,
       2/01/30 .............................................................................          3,500,000         3,721,865
                                                                                                                  ---------------
                                                                                                                      118,611,409
                                                                                                                  ---------------
    HAWAII 0.4%
    Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
       5/01/12 .............................................................................          1,000,000         1,092,870
       5/01/13 .............................................................................          1,000,000         1,106,270
    Honolulu City and County GO, Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 .........          6,250,000         6,416,125
    Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 .................          1,755,000         1,895,488
                                                                                                                  ---------------
                                                                                                                       10,510,753
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 85

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS 2.3%
    Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%,
       1/01/09 .............................................................................   $        320,000   $       325,360
    Illinois Health Facilities Authority Revenue,
       Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
       11/15/28 ............................................................................          5,000,000         5,068,700
       Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 .......................................             50,000            55,803
    Illinois State Finance Authority Revenue, Edward Hospital, Series A, AMBAC Insured,
       5.50%, 2/01/40 ......................................................................          4,000,000         4,120,520
    Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
       Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 ...............          4,225,000         4,230,028
    Northern Illinois Municipal Power Agency Power Project Revenue, Prairie State Project,
       Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ...................................         27,905,000        28,009,365
    Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ....            300,000           368,415
    Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy
       District, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41 ........................          7,000,000         6,802,460
    St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source,
       Refunding, AMBAC Insured, 5.125%, 1/01/28 ...........................................          7,135,000         7,158,831
                                                                                                                  ---------------
                                                                                                                       56,139,482
                                                                                                                  ---------------
    INDIANA 0.2%
    Indiana Health and Educational Facilities Finance Authority Revenue, St. Francis,
       Series E, FSA Insured, 5.25%, 5/15/41 ...............................................          3,750,000         3,819,450
                                                                                                                  ---------------
    KANSAS 0.8%
    Overland Park Development Corp. Revenue, second tier, Convention, Refunding, Series B,
       AMBAC Insured, 5.125%, 1/01/32 ......................................................         20,000,000        20,185,600
                                                                                                                  ---------------
    KENTUCKY 1.8%
    Kentucky Economic Development Finance Authority Health System Revenue,
       Norton Healthcare Inc.,
       Refunding, Series C, MBIA Insured, 6.05%, 10/01/20 ..................................          8,505,000         9,380,590
       Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/20 ...............................          4,255,000         4,891,378
       Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/26 ...............................         12,195,000        14,143,395
    Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
       Series A, MBIA Insured, 5.00%, 9/01/37 ..............................................         10,000,000        10,058,100
    Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System
       Revenue, Series A, MBIA Insured, 5.50%, 5/15/34 .....................................          5,000,000         5,291,050
                                                                                                                  ---------------
                                                                                                                       43,764,513
                                                                                                                  ---------------
    LOUISIANA 1.4%
    Baton Rouge Public Improvement Sales Tax Revenue, Refunding, Series A-2, FSA Insured,
       5.00%, 8/01/37 ......................................................................          7,000,000         7,173,320
    Louisiana Local Government Environmental Facilities and CDA Revenue, Parking Facilities
    Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ........................          5,485,000         5,621,083
    Louisiana State Gas and Fuels Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 6/01/27 .......................................................         10,000,000        10,155,200
       FSA Insured, 4.75%, 5/01/39 .........................................................         10,000,000        10,091,500
                                                                                                                  ---------------
                                                                                                                       33,041,103
                                                                                                                  ---------------


                    86 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MAINE 0.0%(a)
    Maine State Health and Higher Educational Facilities Authority Revenue, Series C,
       FSA Insured, 6.20%, 7/01/25 .........................................................   $        100,000   $       100,272
                                                                                                                  ---------------
    MARYLAND 2.4%
    Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
       9/01/32 .............................................................................         10,000,000         9,208,600
    Baltimore Revenue, Water Projects,
       Refunding, FGIC Insured, 5.125%, 7/01/42 ............................................         11,000,000        11,057,750
       Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 .................................          5,880,000         6,288,660
    Maryland State Health and Higher Educational Facilities Authority Revenue,
       LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/28 ......................          5,670,000         5,845,033
       LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34 ......................          9,000,000         9,210,600
       University of Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22  ......            200,000           252,318
       Western Maryland Health, Series A, MBIA Insured, 5.00%, 7/01/34 .....................         15,000,000        15,339,450
                                                                                                                  ---------------
                                                                                                                       57,202,411
                                                                                                                  ---------------
    MASSACHUSETTS 4.3%
    Central Berkshire Religious School District GO, Series B, FSA Insured, 5.125%,
       3/01/18 .............................................................................          1,125,000         1,137,487
    Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute,
       MBIA Insured, 5.00%, 9/01/47 ........................................................         25,050,000        25,381,161
    Massachusetts State GO, Consolidated Loan, Series D, MBIA Insured,
       ETM, 5.00%, 8/01/27 .................................................................          3,535,000         3,785,031
       Pre-Refunded, 5.00%, 8/01/27 ........................................................            855,000           915,474
    Massachusetts State Health and Educational Facilities Authority Revenue,
       CareGroup Issue, Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ..................          4,250,000         4,320,975
       CareGroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 ...............            750,000           821,753
       Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 .................          4,415,000         4,479,724
       Central New England Health, Series B, AMBAC Insured, Pre-Refunded, 5.20%,
          8/01/28 ..........................................................................            585,000           603,843
       Emmanuel College, MBIA Insured, 5.00%, 7/01/37 ......................................         21,685,000        22,016,130
       Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 .......................          3,000,000         3,032,580
       Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .................          9,485,000         9,600,432
       Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ...........................          8,000,000         8,100,080
    Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub. lien,
       Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..................................          2,100,000         2,104,452
    Massachusetts State Water Resources Authority Revenue, Refunding, Series J, FSA Insured,
       5.00%, 8/01/32 ......................................................................         18,000,000        18,364,140
                                                                                                                  ---------------
                                                                                                                      104,663,262
                                                                                                                  ---------------
    MICHIGAN 9.5%
    Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
       11/01/33 ............................................................................          8,135,000         8,372,623
    Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 ..........          8,650,000         8,839,608
    Chippewa Valley Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 ......          5,000,000         5,120,000
    Detroit City School District GO, School Building and Site Improvements, Series A,
       FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ..........................................          6,500,000         7,013,110
    Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 ...............         12,390,000        12,713,255


                    Quarterly Statements of Investments | 87

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Detroit Sewer Disposal System Revenue,
       second lien, Series B, MBIA Insured, 5.00%, 7/01/36 .................................   $     15,000,000   $    15,088,500
       senior lien, Refunding, Series A, FSA Insured, 5.00%, 7/01/32 .......................          2,905,000         2,941,225
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ..................          6,000,000         6,404,520
    Detroit Water Supply System Revenue,
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ...................         20,000,000        21,421,400
       senior lien, Series A, FSA Insured, 5.00%, 7/01/34 ..................................          7,040,000         7,161,370
       senior lien, Series A, MBIA Insured, 5.00%, 7/01/34 .................................         10,150,000        10,199,227
    Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 .............         18,285,000        18,551,961
    Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital,
       Series A, AMBAC Insured, 5.25%, 6/01/17 .............................................            500,000           505,635
    Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, MBIA
       Insured, 5.00%, 10/01/23 ............................................................          5,095,000         5,199,346
    Michigan State Building Authority Revenue, Refunding, Series IA,
       FGIC Insured, 5.00%, 10/15/36 .......................................................         10,000,000        10,129,000
       FSA Insured, 5.00%, 10/15/36 ........................................................         28,895,000        29,668,230
    Michigan State Hospital Finance Authority Revenue,
       Hospital Botsford Obligated, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 ......          2,000,000         2,040,880
       Oakwood Obligated Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 ...........         10,000,000        10,059,200
       Sparrow Obligated Group, Refunding, MBIA Insured, 5.00%, 11/15/36 ...................         13,000,000        13,182,390
       St. John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ...................          2,500,000         2,609,750
    Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co.
       Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured,
       7.00%, 5/01/21 ......................................................................            250,000           301,913
    Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
       Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 .....         10,000,000         9,904,500
    Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
       11/01/30 ............................................................................         15,000,000        16,227,000
    Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
       MBIA Insured, 5.25%, 11/15/31 .......................................................          4,000,000         4,076,800
    Saginaw Valley State University Revenue, General, Refunding, AMBAC Insured, 5.30%,
       7/01/28 .............................................................................          3,400,000         3,471,842
                                                                                                                  ---------------
                                                                                                                      231,203,285
                                                                                                                  ---------------
    MINNESOTA 2.5%
    Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 .........................          2,475,000         2,612,214
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Refunding,
       Sub Series A, AMBAC Insured, 5.00%, 1/01/35 .........................................         15,000,000        15,166,950
    Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
       4.625%, 2/01/17 .....................................................................          1,635,000         1,675,385
    Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
       Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ..................................            180,000           183,866
    Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
       2/01/22 .............................................................................            180,000           180,049
    Robbinsdale ISD No. 281 GO, MBIA Insured, 5.00%, 2/01/22 ...............................          7,340,000         7,471,459
    Sauk Rapids ISD No. 047 GO, Series A, MBIA Insured, 5.75%, 2/01/26 .....................         11,850,000        12,695,024


                    88 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA (CONTINUED)
    South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%,
       2/01/22 .............................................................................   $     10,970,000   $    11,309,192
       2/01/23 .............................................................................          6,000,000         6,173,160
    Woodbury COP, Series A, AMBAC Insured, 5.35%, 2/01/21 ..................................          2,915,000         2,990,090
                                                                                                                  ---------------
                                                                                                                       60,457,389
                                                                                                                  ---------------
    MISSISSIPPI 0.4%
    Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
       Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ...................................            200,000           238,562
    Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency,
       Series A, XLCA Insured, 5.00%, 3/01/36 ..............................................         10,915,000        10,061,338
                                                                                                                  ---------------
                                                                                                                       10,299,900
                                                                                                                  ---------------
    MISSOURI 0.1%
    St. Louis School District GO, FGIC Insured, Pre-Refunded, 6.00%, 4/01/12 ...............          1,330,000         1,340,414
                                                                                                                  ---------------
    MONTANA 0.4%
    Montana State Board of Workers Compensation Investment Program Revenue, MBIA Insured,
       ETM, 6.875%, 6/01/20 ................................................................          8,500,000         8,927,465
                                                                                                                  ---------------
    NEBRASKA 1.7%
    Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
       MBIA Insured, ETM, 6.70%, 6/01/22 ...................................................          2,500,000         3,052,825
    Lincoln Electric System Revenue, FSA Insured, 4.75%, 9/01/35 ...........................         25,000,000        25,150,500
    Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
       AMBAC Insured, 5.00%, 1/01/32 .......................................................         13,715,000        13,790,432
                                                                                                                  ---------------
                                                                                                                       41,993,757
                                                                                                                  ---------------
    NEVADA 0.4%
    Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 ...............................            250,000           298,900
    Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 ................          4,000,000         4,349,240
    Director of the State of Nevada Department of Business and Industry Revenue, Las Vegas
       Monorail Project, first tier, AMBAC Insured, 5.625%, 1/01/34 ........................          5,000,000         4,573,650
                                                                                                                  ---------------
                                                                                                                        9,221,790
                                                                                                                  ---------------
    NEW JERSEY 1.5%
    Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
       AMBAC Insured, 6.00%, 12/01/20 ......................................................          2,525,000         2,529,116
    Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 .....................................          3,575,000         3,648,180
    New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA Insured,
       5.00%, 9/01/34 ......................................................................          1,500,000         1,522,200
    New Jersey EDA Revenue,
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .............          3,450,000         3,514,964
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .............         21,250,000        21,459,950
       Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ...................          4,000,000         4,068,280
    New Jersey State Turnpike Authority Turnpike Revenue,
       2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 ............................             50,000            57,436
       2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16 ..................................             20,000            23,065
       Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 ...............................            230,000           265,252
                                                                                                                  ---------------
                                                                                                                       37,088,443
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 89

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK 3.1%
    Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 ..........   $        900,000   $       972,693
    MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 ...................................         20,000,000        20,419,800
    MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 ...................          7,000,000         7,084,560
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
       Pre-Refunded, 5.75%, 8/01/29 ........................................................          5,000,000         5,304,000
    New York City Transitional Finance Authority Revenue, Future Tax Secured,
       Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ...................................          2,230,000         2,282,740
       Series A, FGIC Insured, 5.125%, 8/01/33 .............................................         14,590,000        14,977,656
    New York State Dormitory Authority Revenues,
       Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
          5.25%, 8/15/31 ...................................................................          5,935,000         6,410,512
       State Supported Debt, Mental Health Services Facilities Improvement, Series B,
          MBIA Insured, 5.25%, 8/15/31 .....................................................          5,530,000         5,633,687
       State Supported Debt, Mental Health Services Facilities Improvement, Series B,
          MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 .......................................          3,535,000         3,818,225
       Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 ..............................          4,000,000         4,088,160
    Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%,
       11/15/32 ............................................................................          5,000,000         5,105,700
                                                                                                                  ---------------
                                                                                                                       76,097,733
                                                                                                                  ---------------
    NORTH CAROLINA 0.6%
    North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project,
       AMBAC Insured, 5.00%, 6/01/17 .......................................................          5,000,000         5,054,100
    North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured,
       ETM, 6.50%, 1/01/10 .................................................................             20,000            21,292
    Raleigh-Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
       11/01/25 ............................................................................          5,000,000         5,086,700
       11/01/31 ............................................................................          4,000,000         4,032,280
                                                                                                                  ---------------
                                                                                                                       14,194,372
                                                                                                                  ---------------
    NORTH DAKOTA 1.3%
    Cass County Health Facilities Revenue, Health Care, Essential Obligation, Series D,
       Assured Guaranty, 5.00%, 2/15/40 ....................................................         31,970,000        32,016,356
                                                                                                                  ---------------
    OHIO 3.2%
    Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
       12/01/33 ............................................................................          5,000,000         5,076,700
    Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 ................         13,780,000        13,855,377
    Fairview Park City School District GO, School Improvement, MBIA Insured, 5.00%,
       12/01/29 ............................................................................          1,460,000         1,498,967
       12/01/33 ............................................................................          2,000,000         2,043,760
    Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.15%,
       10/15/17 ............................................................................          3,015,000         3,081,903
    Jefferson Area Local School District GO, School Facilities Construction and Improvement,
       FGIC Insured, 5.00%, 12/01/31 .......................................................          4,085,000         4,079,363
    Licking Heights Local School District GO, School Facilities Construction and
       Improvement, Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 .................          3,465,000         3,739,809
    Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding,
       AMBAC Insured, 5.375%, 11/15/29 .....................................................          5,000,000         5,118,000


                    90 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Maumee City School District GO, School Facilities Construction and Improvement,
       FSA Insured, 5.00%, 12/01/27 ........................................................   $      3,250,000   $     3,361,832
    Medina City School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 ............          7,500,000         7,848,525
    Ohio State GO, Common Schools, FSA Insured, 5.00%, 9/15/21 .............................          3,230,000         3,346,280
    Olentangy Local School District GO, School Facilities Construction and Improvement,
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32 ...............................         11,450,000        12,727,133
    Reynoldsburg City School District GO, School Facilities Construction and Improvement,
    FSA Insured, 5.00%, 12/01/31 ...........................................................          4,000,000         4,113,760
    Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23 .......          3,860,000         4,226,661
    Toledo City School District GO, School Facilities Improvement, Series B, FGIC Insured,
       5.00%, 12/01/32 .....................................................................          4,000,000         4,019,040
                                                                                                                  ---------------
                                                                                                                       78,137,110
                                                                                                                  ---------------
    OKLAHOMA 0.0%(a)
    McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 ......................            300,000           348,144
                                                                                                                  ---------------
    OREGON 0.4%
    Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
       11/15/12 ............................................................................            700,000           700,973
    Oregon Health and Science University Revenue,
       Refunding, Series B, MBIA Insured, 5.25%, 7/01/15 ...................................            460,000           460,929
       Series A, MBIA Insured, 5.00%, 7/01/32 ..............................................          8,000,000         8,090,880
                                                                                                                  ---------------
                                                                                                                        9,252,782
                                                                                                                  ---------------
    PENNSYLVANIA 1.5%
    Allegheny County Hospital Development Authority Revenue, Health System, Series A,
       MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 .........................................         10,000,000        11,149,700
    Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
       9/01/19 .............................................................................            500,000           589,590
    Pennsylvania State Public School Building Authority Lease Revenue, School District of
       Philadelphia Project,
       FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ...........................................          5,000,000         5,448,300
       Refunding, Series B, FSA Insured, 4.75%, 6/01/30 ....................................          6,000,000         6,071,040
    Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, FSA Insured,
       5.00%, 8/01/32 ......................................................................          4,000,000         4,059,640
    Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, Pre-Refunded, 5.25%,
       11/01/24 ............................................................................          2,000,000         2,187,060
    Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
       Tax, AMBAC Insured, 5.25%, 2/01/31 ..................................................          6,000,000         6,131,460
    Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ........             75,000            85,007
                                                                                                                  ---------------
                                                                                                                       35,721,797
                                                                                                                  ---------------
    RHODE ISLAND 0.6%
    Rhode Island Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System,
       MBIA Insured, 5.80%, 9/01/22 ........................................................          7,785,000         7,923,417
    Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp.
       Project, CIFG Insured, 5.00%, 7/01/31 ...............................................          5,730,000         5,637,289


                    Quarterly Statements of Investments | 91

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    RHODE ISLAND (CONTINUED)
    Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
       Lifespan Obligation Group, Refunding, MBIA Insured, 5.75%, 5/15/23 ..................   $        100,000   $       101,149
                                                                                                                  ---------------
                                                                                                                       13,661,855
                                                                                                                  ---------------
    SOUTH CAROLINA 1.9%
    Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%,
       1/01/21 .............................................................................            200,000           220,756
    Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
       Series A, FSA Insured, ETM, 7.125%, 7/01/17 .........................................          2,520,000         2,890,087
    Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
       Project, FSA Insured, 5.00%, 12/01/31 ...............................................         17,800,000        18,095,480
(b) South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding,
       Series A, FSA Insured, 5.00%, 8/01/35 ...............................................         20,000,000        19,998,600
    South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project,
       Series A, AMBAC Insured, 5.20%, 11/01/27 ............................................          5,000,000         5,182,800
                                                                                                                  ---------------
                                                                                                                       46,387,723
                                                                                                                  ---------------
    SOUTH DAKOTA 0.3%
    Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18 ...............................          5,000,000         5,132,450
    South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 .....................          2,720,000         3,070,690
                                                                                                                  ---------------
                                                                                                                        8,203,140
                                                                                                                  ---------------
    TENNESSEE 0.5%
    Johnson City Health and Educational Facilities Board Hospital Revenue,
       Medical Center Hospital, Refunding and Improvement, MBIA Insured, ETM,
          5.25%, 7/01/28 ...................................................................          8,500,000         8,726,610
       Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ...............................          2,780,000         2,852,141
                                                                                                                  ---------------
                                                                                                                       11,578,751
                                                                                                                  ---------------
    TEXAS 6.1%
    Austin Hotel Occupancy Tax Revenue, sub. lien, AMBAC Insured, Pre-Refunded,
      5.625%, 11/15/21 .....................................................................          2,355,000         2,466,839
      5.80%, 11/15/29 ......................................................................         13,750,000        14,436,950
    Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
       5.125%, 5/15/27 .....................................................................         11,125,000        11,391,666
       5.25%, 5/15/31 ......................................................................          5,000,000         5,114,750
    Bell County Health Facilities Development Corp. Revenue, Hospital, Cook Children's
       Medical Center, Refunding, FSA Insured, 5.30%, 12/01/23 .............................          5,000,000         5,126,150
    Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM,
       6.30%, 1/01/17 ......................................................................         10,350,000        11,665,588
    Dallas-Fort Worth International Airport Revenue,
       Joint Series A, FGIC Insured, 6.00%, 11/01/21 .......................................          2,210,000         2,232,387
    Refunding and Improvement, Joint Series A, FGIC Insured, 5.625%, 11/01/21 ..............         12,000,000        12,086,040
    Harris County Hospital District Mortgage Revenue, AMBAC Insured,
       7.40%, 2/15/10 ......................................................................            530,000           548,799
       ETM, 7.40%, 2/15/10 .................................................................            115,000           117,205
    Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA Insured,
       5.25%, 2/15/37 ......................................................................         10,250,000        10,449,875


                    92 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    Harris County Houston Sports Authority Revenue, senior lien, Series G, MBIA Insured,
       5.25%, 11/15/30 .....................................................................   $     21,325,000   $    21,781,995
    Houston Water and Sewer System Revenue, junior lien, Series B, FGIC Insured,
       Pre-Refunded, 5.75%, 12/01/30 .......................................................         10,000,000        10,798,000
    Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
       8/01/29 .............................................................................          1,000,000         1,012,160
    Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project,
       Refunding,
       Series A, MBIA Insured, 5.25%, 11/01/29 .............................................          3,185,000         3,224,303
       Series B, MBIA Insured, 5.15%, 11/01/29 .............................................          2,750,000         2,783,963
    North Harris County Regional Water Authority Revenue, senior lien, FGIC Insured, 5.00%,
       12/15/33 ............................................................................         10,000,000         9,815,900
    Palo Duro River Authority GO, Refunding, FSA Insured, 6.375%, 8/01/08 ..................          1,335,000         1,343,584
    Pflugerville GO, FGIC Insured,
       5.25%, 8/01/27 ......................................................................          3,320,000         3,396,825
       5.20%, 8/01/32 ......................................................................          3,000,000         3,044,550
    Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris
       Methodist Health System, MBIA Insured, ETM, 6.00%, 9/01/24 ..........................          3,250,000         3,821,480
    Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
       Series D, FSA Insured, Pre-Refunded, 5.375%, 11/01/27 ...............................          8,200,000         8,542,842
    United ISD, GO, 5.125%, 8/15/26 ........................................................          3,000,000         3,084,660
                                                                                                                  ---------------
                                                                                                                      148,286,511
                                                                                                                  ---------------
    UTAH 0.4%
    Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15  .........             35,000            44,508
    Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
       8/15/21 .............................................................................          5,000,000         5,030,100
       8/15/26 .............................................................................          5,000,000         5,044,650
                                                                                                                  ---------------
                                                                                                                       10,119,258
                                                                                                                  ---------------
    VIRGINIA 0.5%
    Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
       Series B, FSA Insured, 5.00%, 4/01/35 ...............................................          6,000,000         6,121,020
    Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
       5/15/28 .............................................................................          3,510,000         3,611,509
    Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University
       Project, MBIA Insured,
       5.00%, 10/01/18 .....................................................................          1,000,000         1,023,140
       5.25%, 10/01/28 .....................................................................          1,420,000         1,454,549
                                                                                                                  ---------------
                                                                                                                       12,210,218
                                                                                                                  ---------------
    WASHINGTON 2.5%
    King County Sewer Revenue, Refunding, Series A, FGIC Insured, 5.00%, 1/01/35 ...........          6,420,000         6,448,312
    Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
       6.65%, 1/01/16 ......................................................................          4,250,000         4,982,063
    Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ............          6,000,000         6,192,000

                    Quarterly Statements of Investments | 93

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    WASHINGTON (CONTINUED)
    Washington State Health Care Facilities Authority Revenue,
       Providence Health, Refunding, Series D, FSA Insured, 5.25%, 10/01/33  ...............   $     18,000,000   $    18,429,120
       Providence Services, MBIA Insured, Pre-Refunded, 5.50%, 12/01/26 ....................          5,000,000         5,299,100
       Series B, MBIA Insured, 5.00%, 2/15/27 ..............................................          6,510,000         6,533,371
       Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 ..................         13,000,000        13,199,940
                                                                                                                  ---------------
                                                                                                                       61,083,906
                                                                                                                  ---------------
    WEST VIRGINIA 1.3%
    Shepherd University Board of Governors Revenue, Residence Facilities Projects,
       MBIA Insured, 5.00%, 6/01/35 ........................................................          9,445,000         9,612,176
    West Virginia State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/01/21 ..........          5,000,000         5,163,950
    West Virginia State Water Development Authority Water Development Revenue,
       Loan Program II, Refunding, Series C-II, FGIC Insured, 5.00%, 11/01/36  .............          5,000,000         4,845,000
    West Virginia Water Development Authority Infrastructure Revenue, West Virginia
       Infrastructure Jobs Program, Series A, FSA Insured, 4.75%, 10/01/45 .................         11,405,000        11,345,010
                                                                                                                  ---------------
                                                                                                                       30,966,136
                                                                                                                  ---------------
    WISCONSIN 0.1%
    Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
       FGIC Insured, 6.90%, 8/01/21 ........................................................          3,000,000         3,609,090
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $2,314,926,958) ......................................                        2,367,936,443
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 0.8%
    MUNICIPAL BONDS 0.8%
    COLORADO 0.1%
(c) Denver City and County COP, Wellington E. Webb, Refunding, Series C3, AMBAC Insured,
       Weekly VRDN and Put, 1.75%, 12/01/29 ................................................          2,500,000         2,500,000
                                                                                                                  ---------------
    FLORIDA 0.4%
(c) Brevard County Health Facilities Authority Revenue, Wuesthoff Memorial Hospital Project,
       Weekly VRDN and Put, 1.60%, 8/01/31 .................................................            700,000           700,000
(c) Indian River County Revenue, St. Edwards School Project, Weekly VRDN and Put, 1.63%,
       7/01/27 .............................................................................            700,000           700,000
(c) Jacksonville Health Facilities Authority Hospital Revenue, Charity Obligation Group,
       Series C,
       MBIA Insured, Daily VRDN and Put, 1.30%, 8/15/19 ....................................          1,400,000         1,400,000
(c) Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 2.50%,
       8/01/25 .............................................................................          6,700,000         6,700,000
(c) Pinellas County Health Facilities Authority Revenue, Health Care Facilities, Mease
       Mangor Inc.
       Project, Series A, Weekly VRDN and Put, 1.65%, 11/01/15 .............................            900,000           900,000
                                                                                                                  ---------------
                                                                                                                       10,400,000
                                                                                                                  ---------------
    GEORGIA 0.1%
(c) Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
       AMBAC Insured, Weekly VRDN and Put, 1.75%, 10/01/16 .................................          2,600,000         2,600,000
                                                                                                                  ---------------
    LOUISIANA 0.0%(a)
(c) St. James Parish Pollution Control Revenue, Occidental Petroleum Corp., Refunding,
       Weekly VRDN and Put, 1.75%, 7/01/18 .................................................            500,000           500,000
                                                                                                                  ---------------


                    94 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT        VALUE
    -------------------------------------                                                      ----------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA 0.1%
(c) Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina
    Health
    System, Refunding, Series B-1, MBIA Insured, Daily VRDN and Put, 2.50%, 11/15/34 .......   $      1,350,000   $     1,350,000
                                                                                                                  ---------------
    PENNSYLVANIA 0.0%(a)
(c) York General Authority Pooled Financing Revenue, Sub Series A, AMBAC Insured,
    Weekly VRDN and Put, 3.60%, 9/01/26 ....................................................            700,000           700,000
                                                                                                                  ---------------
    TENNESSEE 0.1%
(c) Blount County PBA Revenue, Local Government Public Improvement, Series A-3-A,
       Daily VRDN and Put, 3.00%, 6/01/26 ..................................................          1,000,000         1,000,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $19,050,000) ........................................                           19,050,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $2,333,976,958) 98.3% ..........................................                        2,386,986,443
    OTHER ASSETS, LESS LIABILITIES 1.7% ....................................................                           40,510,562
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $ 2,427,497,005
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a)  Rounds to less than 0.1% of net assets.

(b)  Security purchased on a when-issued basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 95

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS 93.6%
    MUNICIPAL BONDS 93.6%
    KENTUCKY 81.9%
    Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34 .......   $      1,065,000   $     1,105,278
    Boone County GO, Public Project, 5.00%,
       4/01/20 .............................................................................          1,310,000         1,362,570
       4/01/21 .............................................................................          1,000,000         1,037,240
    Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A,
       FGIC Insured, 4.70%, 1/01/28 ........................................................          3,000,000         2,822,100
    Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC Insured,
       5.00%,
       12/01/22 ............................................................................          1,200,000         1,234,164
       12/01/27 ............................................................................          2,000,000         2,033,580
    Bowling Green ISD Finance Corp. School Building Revenue, 5.75%, 1/01/20  ...............          1,140,000         1,191,699
    Boyle County Revenue, Refunding and College Improvement, CIFG Insured, 5.00%, 6/01/32 ..          3,000,000         2,991,660
    Campbell and Kenton Counties Sanitation District No.1 Sanitation District Revenue,
       Series A, FSA Insured, 5.00%,
       8/01/19 .............................................................................          1,500,000         1,562,700
       8/01/24 .............................................................................          2,000,000         2,057,280
    Campbell County School District Finance Corp. School Building Revenue, FSA Insured,
       5.00%,
       8/01/26 .............................................................................          2,845,000         2,960,792
    Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities
       Project,
       Pre-Refunded, 5.125%, 8/01/20 .......................................................          1,015,000         1,090,151
    Fayette County School District Finance Corp. School Building Revenue,
       Pre-Refunded, 5.50%, 9/01/18 ........................................................          2,500,000         2,630,450
       Series A, AMBAC Insured, 5.25%, 4/01/20 .............................................          2,160,000         2,267,784
    Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 ...................          1,000,000         1,027,800
    Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects,
       Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 ...................................            290,000           290,044
    Hardin County School District Finance Corp. School Building Revenue, Pre-Refunded,
       5.75%,
       2/01/20 .............................................................................          1,500,000         1,598,115
    Hardin County Water District No. 2 Water System Revenue, Series A, AMBAC Insured, 5.00%,
       1/01/31 .............................................................................          2,620,000         2,664,776
    Harlan County Justice Center Revenue, First Judicial Center Project, AMBAC Insured,
       5.00%,
       3/01/25 .............................................................................          1,330,000         1,382,748
    Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured, 4.75%,
       1/01/28 .............................................................................          2,035,000         2,071,935
    Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc.,
       Refunding, AMBAC Insured, 5.75%, 1/01/26 ............................................          1,000,000         1,012,360
    Jefferson County School District Finance Corp. School Building Revenue, Series A,
       FSA Insured, Pre-Refunded, 5.25%, 7/01/18 ...........................................          1,500,000         1,582,500
       MBIA Insured, 4.75%, 6/01/27 ........................................................          2,440,000         2,440,000
    Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP,
       Series L,
       XLCA Insured, 5.00%, 11/01/29 .......................................................          1,000,000         1,057,620
    Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of
       Ewing,
       Series A, 6.00%, 6/01/30 ............................................................          2,000,000         2,181,460
       Series C, 6.00%, 6/01/30 ............................................................          1,285,000         1,372,586
       Series E, 5.70%, 6/01/22 ............................................................          1,000,000         1,078,380
    Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky,
       Project Notes, FGIC Insured, 5.00%, 10/01/25 ........................................          3,000,000         3,121,020


                    96 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    KENTUCKY (CONTINUED)
    Kentucky Economic Development Finance Authority Health System Revenue, Norton
       Healthcare Inc.,
       Refunding, Series C, MBIA Insured, 6.15%, 10/01/24 ..................................   $        160,000   $       175,378
       Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/24 ...............................            245,000           282,835
       Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/25 ...............................            935,000         1,084,385
    Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
       Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ........          2,000,000         1,924,000
    Kentucky Economic Development Finance Authority Revenue, Catholic Health Project,
       Refunding and Improvement, Series A, Pre-Refunded, 5.00%, 12/01/18 ..................          2,000,000         2,020,000
    Kentucky Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32 .......................          2,000,000         1,768,120
    Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
       6/01/19 .............................................................................          1,140,000         1,178,008
       6/01/20 .............................................................................          1,250,000         1,289,900
       6/01/21 .............................................................................          1,190,000         1,224,248
    Kentucky Rural Water Finance Corp. Public Project Revenue,
       Flexible Term Program, Series A, 5.00%, 2/01/26 .....................................          1,055,000         1,081,786
       Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34 .........................          1,500,000         1,525,380
    Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
       Series A, MBIA Insured, 5.00%,
       9/01/32 .............................................................................          5,000,000         5,047,550
       9/01/37 .............................................................................          4,250,000         4,274,692
    Kentucky State Property and Buildings Commission Revenues,
       Project No. 62, Refunding, Second Series, 5.25%, 10/01/18 ...........................          3,540,000         3,686,662
       Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 ..........................          1,535,000         1,607,682
       Project No. 69, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/21 .................          2,300,000         2,461,207
       Project No. 77, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 ..........................          1,100,000         1,201,618
    Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization
       Project,
       Series A, AMBAC Insured, 5.00%, 7/01/25 .............................................          2,000,000         2,072,220
    Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ....................          1,730,000         1,778,700
    Louisville and Jefferson County Metropolitan Government Industrial Building Revenue,
       Sisters of Mercy, Cincinnati, 5.00%, 10/01/35 .......................................          1,500,000         1,394,475
    Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System
       Revenue, Series A,
       AMBAC Insured, 5.00%, 5/15/36 .......................................................          3,000,000         3,077,040
       FGIC Insured, 5.00%, 5/15/30 ........................................................          2,750,000         2,766,115
       FGIC Insured, 5.00%, 5/15/38 ........................................................          3,000,000         3,073,020
    Louisville and Jefferson County Student Housing Revenue, University of Louisville,
       Phase 3-A,
       AMBAC Insured, 5.00%, 6/01/34 .......................................................          3,755,000         3,823,679
       Series A, AMBAC Insured, 5.00%, 6/01/25 .............................................          1,000,000         1,035,770
    Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29  ......          3,290,000         3,344,680
    Louisville Waterworks Board Water System Revenue, Louisville Water Co., Refunding,
       FSA Insured,
       5.25%, 11/15/24 .....................................................................          2,500,000         2,572,700
       5.50%, 11/15/25 .....................................................................          2,000,000         2,080,600
    Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital, 5.125%,
       8/01/37 .............................................................................          3,000,000         2,651,520


                    Quarterly Statements of Investments | 97

Franklin Tax-Free Trust

    FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    KENTUCKY (CONTINUED)
    Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 .......................   $      1,500,000   $     1,515,000
    Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 ........          1,270,000         1,297,711
    Oldham County School District Finance Corp. School Building Revenue, MBIA Insured,
       5.00%,
       5/01/24 .............................................................................          5,680,000         5,873,290
    Russell Health System Revenue, Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 ....            800,000           827,696
    Trimble County Environmental Facilities Revenue, Trimble County Environmental Facility,
       AMBAC Insured, 6.00%, 3/01/37 .......................................................          5,000,000         5,174,650
       Refunding, AMBAC Insured, 4.60%, 6/01/33 ............................................          5,000,000         4,941,400
    Warren County Hospital Facility Revenue, Community Hospital Corp. Project, Refunding,
       Series A, 5.00%, 8/01/29 ............................................................          1,000,000           905,390
                                                                                                                  ---------------
                                                                                                                      131,267,899
                                                                                                                  ---------------
    U.S. TERRITORIES 11.7%
    PUERTO RICO 10.4%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.375%, 5/15/33 ..........................................................          1,680,000         1,582,190
    Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.125%, 7/01/31 .....................................................................          3,125,000         3,077,063
       Pre-Refunded, 5.125%, 7/01/31 .......................................................          1,875,000         2,009,981
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series D, Pre-Refunded, 5.375%, 7/01/36 .............................................          2,500,000         2,699,175
       Series K, 5.00%, 7/01/27 ............................................................          3,000,000         2,913,690
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.25%, 7/01/36 .................................................            455,000           455,974
       Refunding, Series N, 5.00%, 7/01/32 .................................................          3,000,000         2,878,260
       Series D, Pre-Refunded, 5.25%, 7/01/36 ..............................................            995,000         1,069,565
                                                                                                                  ---------------
                                                                                                                       16,685,898
                                                                                                                  ---------------
    VIRGIN ISLANDS 1.3%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.625%,
       10/01/25 ...........................................................................           2,000,000         2,019,100
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                           18,704,998
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $147,726,700) ........................................                          149,972,897
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 4.6%
    MUNICIPAL BONDS 4.6%
    KENTUCKY 4.5%
(a) Breckinridge County Lease Program Revenue, Kentucky Assn. Counties Leasing Trust,
       Series A,
       Weekly VRDN and Put, 1.40%, 2/01/32 .................................................          1,330,000         1,330,000
(a) Christian County Assn. of County Leasing Trust Lease Program Revenue, Refunding,
    Series A,
       Daily VRDN and Put, 1.40%, 4/01/37 ..................................................          1,400,000         1,400,000
(a) Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System
       Revenue,
       Series A, FSA Insured, Weekly VRDN and Put, 1.51%, 5/15/23 ..........................            600,000           600,000
       Series B, FSA Insured, Weekly VRDN and Put, 1.51%, 5/15/23 ..........................            400,000           400,000
(a) Ohio County PCR, Big Rivers Electric Corp. Project, AMBAC Insured, Weekly VRDN and Put,
       5.35%, 6/01/13 ......................................................................          3,000,000         3,000,000
(a) Shelby County Lease Revenue, Series A, Daily VRDN and Put, 1.40%, 9/01/34 ..............            500,000           500,000
                                                                                                                  ---------------
                                                                                                                        7,230,000
                                                                                                                  ---------------


                    98 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORY 0.1%
    PUERTO RICO 0.1%
(a) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-4, FSA Insured,
       Daily VRDN and Put, 1.25%, 7/01/31 ..................................................   $        100,000   $       100,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $7,330,000) .........................................                            7,330,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $155,056,700) 98.2% ............................................                          157,302,897
    OTHER ASSETS, LESS LIABILITIES 1.8% ....................................................                            2,907,441
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   160,210,338
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 99

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
    ---------------------------------------                                                    ----------------   ---------------
    LONG TERM INVESTMENTS 97.1%
    MUNICIPAL BONDS 97.1%
    LOUISIANA 91.9%
    Baton Rouge Public Improvement Sales Tax Revenue, Refunding, Series A-2,
       FSA Insured, 5.00%, 8/01/37 .........................................................   $      3,000,000   $     3,074,280
    Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20  ...............          1,900,000         1,976,038
    Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese
       Student Housing Project, MBIA Insured, 5.25%,
       5/01/21 .............................................................................          1,505,000         1,564,056
       5/01/33 .............................................................................          2,500,000         2,557,425
    De Soto Parish Environmental Improvement Revenue, International Paper Co.
       Project, Series A, 5.65%, 12/01/21 ..................................................          1,000,000           956,680
    De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC
       Insured, 5.875%, 9/01/29 ............................................................         11,500,000        12,031,300
    Denham Spring Livingston Housing and Mortgage Finance Authority SFHR,
       Series A, FHA Insured, ETM, 7.20%, 8/01/10 ..........................................          1,380,000         1,516,924
    East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase,
       Refunding, Series A, 6.10%, 10/01/29 ................................................            165,000           165,152
    East Baton Rouge Parish Park and Recreation District GO, FSA Insured, 5.00%,
       5/01/25 .............................................................................          3,325,000         3,438,615
    East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement,
       Series ST, FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 ...............................          1,000,000         1,066,030
    East Baton Rouge Parish Sales Tax Revenue, Public Improvement, Refunding,
       Series A, AMBAC Insured, 5.00%, 2/01/24 .............................................          2,000,000         2,049,920
    England District Sub-District No. 1 Revenue, FGIC Insured, 5.00%, 8/15/19 ..............          5,000,000         5,179,900
    Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub.
       note, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/15/33 .........................          5,000,000         5,433,600
    Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured,
       5.00%, 11/01/27 .....................................................................          5,000,000         5,089,800
    Jefferson Parish Revenue, Public Improvement, 24th Judicial District
       Project, MBIA Insured, 5.00%, 4/01/29 ...............................................          3,060,000         3,112,357
    Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA
       Insured, 5.00%, 10/01/29 ............................................................          2,925,000         3,080,200
    Jefferson Sales Tax District Special Sales Tax Revenue,
       Refunding, FSA Insured, 5.00%, 12/01/22 .............................................          3,000,000         3,076,500
       Special Tax Bond, AMBAC Insured, 5.00%, 12/01/20 ....................................          4,195,000         4,504,297
    Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27 ................          5,000,000         5,257,450
    Lafayette Public Power Authority Electric Revenue, MBIA Insured, 5.00%,
       11/01/32 ............................................................................          5,000,000         5,135,750
    Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities
       Inc. Project, MBIA Insured, 5.00%, 10/01/22 .........................................          1,500,000         1,557,525
    Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
       4/01/11 .............................................................................             30,000            33,456
    Lafayette Utilities Revenue, MBIA Insured, 5.00%, 11/01/28 .............................          5,000,000         5,146,050
    Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 .....................             35,000            36,328
    Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC
       Insured, 5.125%, 4/01/29 ............................................................          2,200,000         2,357,520
    Louisiana HFA, SFMR, Home Ownership Program, GO Zone, Series B-1,
       GNMA Secured, 5.00%, 12/01/32 .......................................................          2,150,000         2,149,978
    Louisiana HFA Mortgage Revenue, SF, Series A-1, GNMA Secured, 5.45%,
       12/01/20 ............................................................................            465,000           466,028
    Louisiana Local Government Environmental Facilities and CDA Revenue,
    Baton Rouge Apartments, Series A, MBIA Insured, 6.375%, 1/01/30 ........................          4,265,000         4,361,645
    Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 ...........          1,000,000         1,052,880


                    100 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
    ---------------------------------------                                                    ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    LOUISIANA (CONTINUED)
    Louisiana Local Government Environmental Facilities and CDA Revenue,
       (continued)
       Denham Springs Sewer Project, AMBAC Insured, 4.75%, 12/01/31 ........................   $      3,000,000   $     2,933,520
       East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/37 ........          5,370,000         5,490,986
       East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/44 ........          8,870,000         8,978,924
       Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 .....................          2,215,000         2,266,011
       Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27 .............          5,000,000         5,137,250
       Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21 ...............................          4,040,000         4,243,293
       MBIA Insured, 5.00%, 12/01/26 .......................................................          3,000,000         3,057,930
       Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%,
          10/01/26 .........................................................................          2,000,000         2,061,440
       Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%,
          10/01/31 .........................................................................          2,000,000         2,049,620
       Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%,
          8/01/27 ..........................................................................          3,000,000         3,053,880
    Louisiana Local Government Environmental Facilities GO, AMBAC Insured,
       5.25%, 4/01/29 ......................................................................          1,000,000         1,039,420
    Louisiana Public Facilities Authority Hospital Revenue,
       Franciscan Missionaries, Series C, MBIA Insured, 5.00%, 7/01/19 .....................            595,000           601,355
       Franciscan Missionaries, Series C, MBIA Insured, Pre-Refunded, 5.00%,
          7/01/19 ..........................................................................          1,155,000         1,169,183
       Pendleton Memorial Methodist, Pre-Refunded, 5.25%, 6/01/28 ..........................          4,500,000         4,545,000
       Touro Infirmary Project, Series A, 5.625%, 8/15/29 ..................................          3,500,000         3,256,225
    Louisiana Public Facilities Authority Revenue,
       Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31 .........          5,000,000         4,846,700
       Centenary College Project, Refunding, 5.75%, 2/01/29 ................................          7,300,000         6,879,082
       Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 .................          1,540,000         1,593,238
       FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 .............          5,000,000         5,117,150
       Grambling University Project, Black and Gold Facilities Project, Series A,
          CIFG Insured, 5.00%, 7/01/30 .....................................................          5,000,000         4,805,950
       Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 ...........          1,810,000         1,815,430
       Ochsner Clinic Foundation Project, Refunding, Series B, ETM, 5.75%, 5/15/23 .........          2,500,000         2,896,625
       Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27 .........................          3,990,000         3,905,532
       Tulane University, Refunding, Series A, AMBAC Insured, 5.125%, 7/01/27 ..............          3,000,000         3,234,390
       Tulane University Project, Refunding, Series A-1, MBIA Insured, 5.00%,
          2/15/30 ..........................................................................          3,500,000         3,534,160
    Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
       Series B, AMBAC Insured, 5.00%, 6/01/23 .............................................          5,000,000         4,968,700
    Louisiana State Gas and Fuels Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 6/01/27 .......................................................          3,500,000         3,554,320
       FSA Insured, 5.00%, 5/01/31 .........................................................         10,000,000        10,376,400
    Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,
       7/15/24 .............................................................................          3,475,000         3,575,184
       7/15/25 .............................................................................          2,765,000         2,831,526
    Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex
       Program, AMBAC Insured, 5.00%, 5/01/21 ..............................................          2,500,000         2,555,025
       Series A, MBIA Insured, 5.375%, 3/01/19 .............................................          3,000,000         3,068,340
    Louisiana State Offshore Term Authority Deepwater Port Revenue, Loop LLC
       Project, Refunding,
       5.00%, 10/01/20 .....................................................................          5,000,000         5,016,100
    Louisiana State University and Agricultural and Mechanical College Board
       Revenue, AMBAC Insured, 5.00%, 7/01/22 ..............................................          5,000,000         5,198,200
       Auxiliary, FGIC Insured, 5.00%, 7/01/31 .............................................          3,000,000         3,035,670
       Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 ..................................          1,500,000         1,525,860
    Monroe Sales and Use Tax Revenue, FGIC Insured, Pre-Refunded, 5.25%, 7/01/23 ...........          1,535,000         1,686,228


                    Quarterly Statements of Investments | 101

Franklin Tax-Free Trust

    FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
    ---------------------------------------                                                    ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    LOUISIANA (CONTINUED)
    New Orleans GO,
       Drain Systems, AMBAC Insured, 5.00%, 12/01/18 .......................................   $      1,000,000   $     1,000,040
       Public Improvement, AMBAC Insured, 5.25%, 12/01/29 ..................................          1,485,000         1,418,710
       Public Improvement, FGIC Insured, 5.25%, 12/01/21 ...................................          1,295,000         1,271,690
       Public Improvement, FGIC Insured, 5.125%, 12/01/26 ..................................          2,000,000         1,851,080
       Radian Insured, 5.125%, 12/01/30 ....................................................         10,055,000         9,710,013
       Refunding, MBIA Insured, 5.125%, 9/01/21 ............................................          2,000,000         2,003,240
    Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured,
       5.95%, 11/01/14 .....................................................................            525,000           528,465
    Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC
       Insured, 5.50%, 9/01/20 .............................................................          1,000,000         1,001,510
    Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 ...............          1,950,000         1,950,799
    Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional
       Medical Center, FSA Insured, Pre-Refunded, 5.75%, 5/15/21 ...........................          2,500,000         2,660,825
    Ouachita Parish West Ouachita Parish School District Sales and Use Tax
       Revenue, FGIC Insured, Pre-Refunded, 5.75%, 9/01/24 .................................          1,410,000         1,535,913
(a) Port New Orleans Board of Commissioners Port Facility Revenue, Refunding,
       Assured Guaranty, 5.125%, 4/01/38 ...................................................          5,000,000         4,869,200
    Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase,
       FHA Insured, ETM, 7.25%, 8/01/10 ....................................................            445,000           464,847
    Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC
       Insured, 5.00%, 10/01/16 ............................................................          1,000,000         1,036,720
    St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured,
       ETM, 7.50%, 9/01/10 .................................................................            435,000           482,106
    St. Charles Parish Consolidated Waterworks and Wastewater District No. 1
       Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31 .......................................................          6,485,000         6,636,749
    St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%,
       12/01/13 ............................................................................          2,500,000         2,539,900
    St. John the Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%,
       6/01/37 .............................................................................          4,000,000         3,767,280
    St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
       7/01/10 .............................................................................             40,000            41,437
       7/01/11 .............................................................................             50,000            56,563
    Terrebonne Parish Hospital Service District No. 1 Hospital Revenue,
       Terrebonne General Medical Center Project, Refunding, AMBAC Insured, 5.50%,
          4/01/33 ..........................................................................          2,155,000         2,264,194
    University of Louisiana System Board of Supervisors Lease Revenue,
       Lafayette Cajundome Convention Center Project, MBIA Insured, Pre-Refunded,
          6.25%, 9/01/29 ...................................................................          1,200,000         1,283,748
       Northwestern State University Wellness, AMBAC Insured, 5.10%, 4/01/24 ...............          1,000,000         1,021,810
                                                                                                                  ---------------
                                                                                                                      272,728,370
                                                                                                                  ---------------
    U.S. TERRITORIES 5.2%
    PUERTO RICO 4.1%

    Puerto Rico Commonwealth GO, Public Improvement,
       MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ..........................................          4,400,000         4,664,352
       Series A, 5.00%, 7/01/33 ............................................................            615,000           597,011
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation
       Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ..........................          7,000,000         6,936,090
                                                                                                                  ---------------
                                                                                                                       12,197,453
                                                                                                                  ---------------


                   102 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT        VALUE
    ---------------------------------------                                                    ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 1.1%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.50%, 10/01/18 .....................................................................   $      3,000,000   $     3,034,830
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                           15,232,283
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $285,602,497) ........................................                          287,960,653
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 1.4%
    MUNICIPAL BONDS 1.4%

    LOUISIANA 1.3%

(b) St. James Parish Pollution Control Revenue, Occidental Petroleum Corp.,
       Refunding, Weekly VRDN and Put, 1.75%, 7/01/18 ......................................          4,000,000         4,000,000
                                                                                                                  ---------------
    U.S. TERRITORY 0.1%
    PUERTO RICO 0.1%

(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-3,
       FSA Insured, Daily VRDN and Put, 1.25%, 7/01/29 .....................................            200,000           200,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $4,200,000) .........................................                            4,200,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $289,802,497) 98.5% ............................................                          292,160,653
    OTHER ASSETS, LESS LIABILITIES 1.5% ....................................................                            4,534,796
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   296,695,449
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                     Quarterly Statements of Investments |
                 See Notes to Statements of Investments. | 103

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS 94.9%
    MUNICIPAL BONDS 94.9%
    MARYLAND 75.9%
    Anne Arundel County GO, Refunding, 4.625%, 3/01/32 .....................................   $      2,000,000   $     2,018,940
    Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%,
       9/01/39 .............................................................................         25,095,000        23,945,900
    Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32  .............          1,000,000         1,026,720
    Baltimore GO, Consolidated Public Improvement,
       Series A, FSA Insured, Pre-Refunded, 5.25%, 10/15/17 ................................          3,300,000         3,504,501
       Series B, 7.15%, 10/15/08 ...........................................................          1,000,000         1,019,280
    Baltimore Port Facilities Revenue, Consolidated Coal Sales, Refunding, Series A, 6.50%,
       10/01/11 ............................................................................          1,850,000         1,932,640
    Baltimore Project Revenue,
       Wastewater Projects, FSA Insured, 5.00%, 7/01/37 ....................................          7,000,000         7,200,340
       Wastewater Projects, Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28  ..........          4,000,000         4,154,360
       Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31 ........................          2,855,000         2,885,120
       Wastewater Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31  .........          2,145,000         2,375,931
       Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32 ........................          2,120,000         2,143,044
       Water Projects, Refunding, FGIC Insured, 5.125%, 7/01/42 ............................         11,740,000        11,801,635
       Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32 .............................          5,000,000         5,036,100
       Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36  ..............          3,000,000         3,322,980
    Baltimore Revenue,
       Wastewater Project, Series A, FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 ............          5,000,000         5,213,550
       Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 ..................         10,000,000        10,695,000
    Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
       5.375%, 1/01/16 .....................................................................          2,000,000         2,028,340
       5.50%, 1/01/19 ......................................................................          1,000,000         1,013,160
       5.625%, 1/01/25 .....................................................................          2,000,000         2,017,280
    Frederick County Educational Facilities Revenue, Mount St Mary University, Refunding,
       5.625%, 9/01/38 .....................................................................          5,000,000         4,732,600
    Harford County GO, Consolidated Public Improvement, 4.45%, 1/15/17 .....................          1,125,000         1,158,289
    Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%,
       6/01/11 .............................................................................          1,565,000         1,568,067
    Maryland State CDA Department of Housing and CDR,
       Housing, Series A, 6.00%, 7/01/32 ...................................................          4,000,000         4,026,840
       Residential, Series D, 5.25%, 9/01/29 ...............................................          3,180,000         3,069,241
       SF Program, Second Series, 5.00%, 4/01/17 ...........................................          1,075,000         1,088,018
    Maryland State EDC Student Housing Revenue,
       University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
          7/01/30 ..........................................................................          3,245,000         3,251,295
       University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
          7/01/35 ..........................................................................          3,675,000         3,686,981
       University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%,
          6/01/25 ..........................................................................          2,500,000         2,392,325
       University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%,
          6/01/28 ..........................................................................          2,000,000         1,874,980
       University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%,
          6/01/33 ..........................................................................          9,370,000         8,559,683
    Maryland State EDC Utility Infrastructure Revenue, University College Park Project,
    AMBAC Insured, 5.00%, 7/01/19 ..........................................................          1,675,000         1,719,053
    Maryland State Energy Financing Administration Solid Waste Disposal Revenue,
       Limited Obligation, Wheelabrator Water Projects, 6.45%, 12/01/16 ....................          3,000,000         3,022,860


                    104 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MARYLAND (CONTINUED)
    Maryland State Health and Higher Educational Facilities Authority Revenue,
       Anne Arundel Health System, Series A, Pre-Refunded, 5.125%, 7/01/34 .................   $      2,500,000   $     2,743,475
       Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 ...........................          8,365,000         8,451,494
       Carroll County General Hospital, 6.00%, 7/01/26 .....................................          2,000,000         2,033,040
       Carroll County General Hospital, 5.80%, 7/01/32 .....................................          5,000,000         5,015,900
       Carroll Hospital Center, 5.00%, 7/01/40 .............................................          6,790,000         6,011,730
       Catholic Health Initiatives, Series A, 6.00%, 12/01/20 ..............................            715,000           748,719
       Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 .........................          2,205,000         2,369,647
       Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 .........................          2,025,000         2,172,096
       Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/19 ...................          1,515,000         1,573,782
       Charity Obligation Group, Series A, Pre-Refunded, 5.00%, 11/01/29 ...................          2,250,000         2,337,300
       Edenwald, Series A, 5.40%, 1/01/31 ..................................................          1,000,000           925,110
       Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 ..............................         11,000,000        11,762,300
       Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37 ........................          9,395,000         9,499,097
       Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 ........................          5,000,000         5,251,150
       Johns Hopkins University Issue, Series A, 5.00%, 7/01/32 ............................         29,000,000        29,555,060
       LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34 ......................         10,945,000        11,201,113
       Loyola College, Series A, 5.00%, 10/01/40 ...........................................          8,525,000         8,534,804
       Maryland Institute College of Art, 5.00%, 6/01/35 ...................................          2,000,000         1,887,000
       Maryland Institute College of Art, 5.00%, 6/01/36 ...................................          5,000,000         4,539,150
       Maryland Institute College of Art, 5.00%, 6/01/40 ...................................          6,000,000         5,610,420
       Maryland Institute College of Art, Pre-Refunded, 5.625%, 6/01/36 ....................          3,600,000         3,882,384
       Mercy Medical Center, Refunding, 5.625%, 7/01/31 ....................................          5,500,000         5,468,100
       Mercy Medical Center, Series A, 5.00%, 7/01/37 ......................................         10,000,000         8,972,000
       North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/26 ................................          1,000,000         1,093,070
       North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/31 ................................          1,320,000         1,442,852
       Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27 ..........            655,000           666,351
       Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 ..........          5,000,000         5,096,800
       Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured,
          5.00%, 7/01/38 ...................................................................          6,200,000         6,317,986
       Peninsula Regional Medical Center, 5.00%, 7/01/36 ...................................          7,000,000         6,684,860
       Roland Park Place Project, Refunding, 5.625%, 7/01/18 ...............................          2,500,000         2,499,900
       Roland Park Place Project, Refunding, 5.625%, 7/01/24 ...............................          2,680,000         2,590,515
       Union Hospital Cecil County Issue, 5.00%, 7/01/35 ...................................          3,015,000         2,848,391
       University of Maryland Medical System, Pre-Refunded, 6.75%, 7/01/30 .................         11,000,000        12,079,100
       University of Maryland Medical System, Series A, 5.00%, 7/01/41 .....................          2,500,000         2,402,300
       Washington County Hospital, 5.75%, 1/01/38 ..........................................          2,500,000         2,430,675
       Western Maryland Health, Refunding, Series A, MBIA Insured, 4.75%, 7/01/36  .........         27,680,000        27,882,064
       Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project,
       AMBAC Insured, 5.00%, 7/01/28 .......................................................          3,975,000         4,077,356
    Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%,
       3/01/27 .............................................................................          8,000,000         8,151,200
    Maryland State Transportation Authority Transportation Facility Projects Revenue, FSA
       Insured, 5.00%,
       7/01/27 .............................................................................          5,890,000         6,089,082
       7/01/31 .............................................................................          7,455,000         7,650,917
       7/01/32 .............................................................................          7,165,000         7,349,499
       7/01/34 .............................................................................          7,500,000         7,681,125


                    Quarterly Statements of Investments | 105

Franklin Tax-Free Trust

    FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MARYLAND (CONTINUED)
    Montgomery County GO, 4.75%, 4/01/22 ...................................................   $      3,000,000   $     3,104,700
    Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, FGIC
       Insured, 5.00%, 7/01/32 .............................................................          6,450,000         6,550,749
    Prince George's County GO, Consolidated Public Improvement, 4.40%, 9/15/22  ............         10,000,000        10,092,300
    Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, MBIA
       Insured, 4.75%, 6/30/30 .............................................................          4,000,000         3,994,440
    St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A,
       AMBAC Insured, Pre-Refunded, 5.55%, 9/01/30 .........................................          2,000,000         2,129,480
    Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,
       4/01/27 .............................................................................            425,000           467,415
       4/01/32 .............................................................................          1,500,000         1,649,700
                                                                                                                  ---------------
                                                                                                                      417,052,751
                                                                                                                  ---------------
    U.S. TERRITORIES 19.0%
    PUERTO RICO 17.7%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/38 ......................................................................          2,100,000         2,211,846
    Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ...........................................          1,520,000         1,637,329
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..........................................          4,360,000         4,680,547
       Refunding, FSA Insured, 5.25%, 7/01/27 ..............................................          1,015,000         1,038,355
       Refunding, FSA Insured, 5.125%, 7/01/30 .............................................          2,870,000         2,915,116
       Refunding, Series A, FGIC Insured, 5.50%, 7/01/21 ...................................         10,000,000        10,329,600
       Refunding, Series A, FGIC Insured, 5.50%, 7/01/22 ...................................          5,000,000         5,158,300
       Series A, 5.00%, 7/01/27 ............................................................          6,250,000         6,107,063
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ...................................          5,000,000         4,954,350
       Series D, Pre-Refunded, 5.25%, 7/01/38 ..............................................          5,000,000         5,374,700
       Series G, 5.00%, 7/01/33 ............................................................          2,170,000         2,121,370
       Series G, Pre-Refunded, 5.00%, 7/01/33 ..............................................          4,830,000         5,269,627
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31 .......................................................          5,000,000         4,972,700
       FGIC Insured, 5.00%, 7/01/24 ........................................................          5,000,000         4,940,000
    Puerto Rico Electric Power Authority Power Revenue,
       Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 ...................................         10,000,000        10,257,100
       Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ................................         10,780,000        11,523,389
       Series II, Pre-Refunded, 5.25%, 7/01/31 .............................................          3,000,000         3,293,310
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.25%, 7/01/36 .................................................            520,000           521,113
       Refunding, Series N, 5.00%, 7/01/32 .................................................          5,000,000         4,797,100
       Series D, Pre-Refunded, 5.25%, 7/01/36 ..............................................          1,480,000         1,590,911
       University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
          6/01/30 ..........................................................................          4,000,000         3,911,240
                                                                                                                  ---------------
                                                                                                                       97,605,066
                                                                                                                  ---------------


                    106 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 1.3%
    Virgin Islands PFAR,
       Gross Receipts Taxes Loan Note, FSA Insured, 5.00%, 10/01/22 ........................   $      2,000,000   $     2,076,700
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ..................          1,700,000         1,719,737
       senior lien, Refunding, Series A, 5.50%, 10/01/14 ...................................          3,300,000         3,343,395
                                                                                                                  ---------------
                                                                                                                        7,139,832
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                          104,744,898
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $520,349,836) ........................................                          521,797,649
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 1.4%
    MUNICIPAL BONDS 1.4%
    MARYLAND 1.3%
(a) Maryland State EDC Revenue, U.S. Pharmacopeial Project, Refunding,
       Series A, AMBAC Insured, Daily VRDN and Put, 1.50%, 7/01/34 .........................          5,260,000         5,260,000
       Series B, AMBAC Insured, Daily VRDN and Put, 1.50%, 7/01/34 .........................          2,025,000         2,025,000
                                                                                                                  ---------------
                                                                                                                        7,285,000
                                                                                                                  ---------------
    U.S. TERRITORY 0.1%
    PUERTO RICO 0.1%
(a) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
       MBIA Insured, Weekly VRDN and Put, 2.40%, 12/01/15 ..................................            500,000           500,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $7,785,000) .........................................                            7,785,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $528,134,836) 96.3% ............................................                          529,582,649
    OTHER ASSETS, LESS LIABILITIES 3.7% ....................................................                           20,247,250
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   549,829,899
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. |107

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
    ---------------------------------------------------                                        ----------------   ---------------
    LONG TERM INVESTMENTS 98.4%
    MUNICIPAL BONDS 98.4%
    MASSACHUSETTS 97.7%
    Auburn GO, AMBAC Insured, 5.125%, 6/01/24 ..............................................   $      1,465,000   $     1,520,406
    Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC
       Insured, 5.00%, 5/01/27 .............................................................          3,970,000         4,060,238
    Boston GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
       2/01/21 .............................................................................          3,000,000         3,214,920
       2/01/22 .............................................................................          2,940,000         3,150,622
    Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 .................          1,750,000         1,768,900
    Dudley-Charlton Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 ....          3,140,000         3,400,275
    Foxborough Stadium Infrastructure Improvement Revenue, Pre-Refunded, 5.75%, 6/01/25 ....          4,000,000         4,301,280
    Greater Lawrence Sanitary District GO, MBIA Insured, Pre-Refunded, 5.625%, 6/15/20 .....          1,000,000         1,075,130
    Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26 ...          9,805,000        10,086,600
    Kingston GO, FGIC Insured, Pre-Refunded, 5.50%, 11/15/19 ...............................          2,055,000         2,174,909
    Lawrence GO, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/21 ...............................          1,000,000         1,059,370
    Lowell GO,
       FGIC Insured, Pre-Refunded, 5.85%, 2/15/20 ..........................................          1,595,000         1,704,002
       State Qualified, AMBAC Insured, 5.00%, 2/01/21 ......................................          1,330,000         1,372,813
       State Qualified, AMBAC Insured, 5.00%, 2/01/22 ......................................          1,405,000         1,446,630
    Ludlow GO, School Project, Limited Tax, MBIA Insured,
       7.30%, 11/01/08 .....................................................................            210,000           214,689
       7.40%, 11/01/09 .....................................................................            210,000           225,116
    Martha's Vineyard Land Bank Revenue, AMBAC Insured,
       4.875%, 5/01/22 .....................................................................          2,000,000         2,061,040
       5.00%, 5/01/32 ......................................................................          2,000,000         2,035,580
       5.00%, 5/01/34 ......................................................................          7,000,000         7,128,660
    Massachusetts Bay Transportation Authority Revenue, General Transportation System,
       Series C, FGIC Insured, 5.25%, 3/01/15 ..............................................          2,000,000         2,218,600
    Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Series A, FGIC
       Insured, Pre-Refunded, 5.00%, 7/01/27 ...............................................          5,000,000         5,386,750
    Massachusetts State College Building Authority Project Revenue,
       Capital Assurance, Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 ................          2,000,000         1,986,820
       Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 ...................................          5,000,000         5,474,850
       Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 ........................................          5,000,000         5,123,650
       Series A, Assured Guaranty Insured, 5.00%, 5/01/33 ..................................         10,000,000        10,179,500
    Massachusetts State Development Finance Agency Revenue,
       Boston College, Series P, MBIA Insured, 5.00%, 7/01/38 ..............................          7,000,000         7,070,980
       Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35 .......................          3,600,000         3,661,560
       Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39 .......................         25,305,000        25,753,405
       Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 ........................          2,000,000         1,986,980
    Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty,
       5.00%, 7/01/31 ......................................................................          5,000,000         5,135,650
    Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty,
       5.00%, 7/01/37 ......................................................................          5,060,000         5,170,915
    Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured, 5.125%,
       2/01/34 .............................................................................         22,400,000        22,677,536
    MBIA Insured, 5.20%, 7/01/32 ...........................................................          2,250,000         2,219,490
    Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42 .................................          4,000,000         4,367,040
    Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41 ..................................          2,090,000         2,469,210


                    108 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
    ---------------------------------------------------                                        ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MASSACHUSETTS (CONTINUED)
    Massachusetts State Development Finance Agency Revenue, (continued)
       Series P, MBIA Insured, 4.75%, 7/01/42 ..............................................   $     11,000,000   $    10,799,140
       Western New England College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/20  ...........          1,500,000         1,617,750
       Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33...         12,200,000        12,406,546
       WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36...         15,945,000        16,223,719
       Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.00%, 9/01/37 ............         12,850,000        13,077,445
    Massachusetts State GO,
       Consolidated Loan, Series A, FSA Insured, Pre-Refunded, 5.00%, 3/01/24 ..............          5,000,000         5,497,100
       Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37 ..........................         10,000,000        10,280,500
       Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30  ...........          9,645,000        10,464,053
       Consolidated Loan, Series D, MBIA Insured, ETM, 5.00%, 8/01/27 ......................          3,430,000         3,672,604
       Consolidated Loan, Series D, MBIA Insured, Pre-Refunded, 5.00%, 8/01/27 .............            965,000         1,033,254
       MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 ..........................................          4,100,000         4,389,993
    Massachusetts State Health and Educational Facilities Authority Revenue,
       Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 .............................          5,000,000         5,127,050
       Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20  ............          3,000,000         3,034,830
       Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 ...........          1,000,000         1,001,190
       Emmanuel College, MBIA Insured, 5.00%, 7/01/37 ......................................         10,000,000        10,152,700
       Harvard University, Series FF, 5.125%, 7/15/37 ......................................          3,000,000         3,069,540
       New England Medical Center Hospital, Series H, FGIC Insured, 5.00%, 5/15/22 .........          9,610,000         9,047,719
       New England Medical Center Hospital, Series H, FGIC Insured, Pre-Refunded, 5.00%,
          5/15/22 ..........................................................................            390,000           416,278
       Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 ....................          1,250,000         1,271,275
       Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .................          4,885,000         4,944,450
       Springfield College, AMBAC Insured, 5.00%, 10/15/27 .................................          2,500,000         2,528,025
       Tufts University, Series I, 5.25%, 2/15/30 ..........................................          4,000,000         4,166,920
       University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 ...............          3,000,000         3,036,300
       University of Massachusetts, Worcester Campus, Series B, FGIC Insured, Pre-Refunded,
          5.25%, 10/01/31 ..................................................................          3,500,000         3,779,545
       University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded, 5.875%,
          10/01/29 .........................................................................          4,000,000         4,354,960
       University of Massachusetts Project, Series C, MBIA Insured, Pre-Refunded, 5.25%,
          10/01/31 .........................................................................          1,500,000         1,640,970
       Wellesley College, Series F, Pre-Refunded, 5.125%, 7/01/39 ..........................          7,500,000         7,836,150
       Wheelock College, Series B, MBIA Insured, Pre-Refunded, 5.625%, 10/01/30 ............          1,770,000         1,935,283
       Worcester City Campus Corp., Series F, FGIC Insured, 4.75%, 10/01/36 ................          3,030,000         3,044,302
    Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%,
       4/01/21 .............................................................................            430,000           548,327
    Massachusetts State HFA Housing Revenue, Rental, Mortgage, Series A, AMBAC Insured,
       5.95%, 7/01/30 ......................................................................          2,000,000         2,042,380
    Massachusetts State Industrial Finance Agency Revenue,
    St. Mark's School Issue, MBIA Insured, 5.375%, 1/01/21 .................................          2,665,000         2,668,278
       Trustees Deerfield Academy, 5.25%, 10/01/27 .........................................          2,800,000         2,852,388
       Western New England College, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28  ...........          4,000,000         4,089,520
    Massachusetts State Port Authority Revenue,
       Series A, AMBAC Insured, 5.00%, 7/01/35 .............................................         14,915,000        15,244,174
       Series A, FSA Insured, 4.50%, 7/01/32 ...............................................          7,725,000         7,579,924


                    Quarterly Statements of Investments | 109

Franklin Tax-Free Trust

    FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
    ---------------------------------------------------                                        ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MASSACHUSETTS (CONTINUED)
    Massachusetts State Port Authority Revenue, (continued)
       Series A, FSA Insured, 4.50%, 7/01/37 ...............................................   $      7,935,000   $     7,721,390
       Series A, FSA Insured, Pre-Refunded, 5.125%, 7/01/17 ................................          2,000,000         2,088,540
       US Airways Project, MBIA Insured, 6.00%, 9/01/21 ....................................          4,700,000         4,823,140
       US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 .........................          4,500,000         4,536,090
    Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
       AMBAC Insured, 4.50%, 8/15/35 .......................................................         10,000,000         9,799,500
    Massachusetts State Special Obligation Dedicated Tax Revenue,
       FGIC Insured, Pre-Refunded, 5.25%, 1/01/29 ..........................................          5,000,000         5,429,000
       Refunding, FGIC Insured, 5.50%, 1/01/34 .............................................          8,400,000         9,324,588
    Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 ...................................          9,000,000         9,017,370
       sub. lien, Refunding, Series B, MBIA Insured, 5.25%, 1/01/29 ........................          4,600,000         4,655,016
       sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 .......................         17,560,000        17,597,227
    Massachusetts State Water Pollution Abatement Trust Revenue,
       Pool Program Bonds, Series 6, 5.50%, 8/01/30 ........................................          2,620,000         2,736,040
       Pool Program Bonds, Series 6, Pre-Refunded, 5.50%, 8/01/30 ..........................          1,075,000         1,157,227
       Pool Program Bonds, Series 7, 5.125%, 2/01/31 .......................................          4,300,000         4,403,458
       Pool Program Bonds, Series 7, Pre-Refunded, 5.125%, 2/01/31 .........................          1,700,000         1,820,207
       Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ............          3,995,000         4,138,980
       Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 .........          1,005,000         1,055,702
    Massachusetts State Water Resources Authority Revenue,
       General, Refunding, Series A, MBIA Insured, 5.00%, 8/01/34 ..........................         10,700,000        11,008,267
       Refunding, Series J, FSA Insured, 5.00%, 8/01/32 ....................................          9,000,000         9,182,070
       Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/39 ................................          9,275,000         9,992,050
       Series A, FSA Insured, 4.50%, 8/01/46 ...............................................          1,000,000           969,790
    Monson GO, AMBAC Insured, 5.25%, 11/01/23 ..............................................          1,675,000         1,781,815
    New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 ...................          3,685,000         3,805,610
    Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%,
       10/01/18 ............................................................................          2,000,000         2,064,300
    Route 3 North Transportation Improvement Assn. Lease Revenue, MBIA Insured,
       Pre-Refunded,
       5.375%, 6/15/33 .....................................................................         15,475,000        16,397,774
    Salisbury GO, MBIA Insured, Pre-Refunded, 5.30%, 3/15/27 ...............................          2,795,000         3,056,388
    Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 ..................................          2,075,000         2,166,943
    Springfield GO,
       Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.00%, 8/01/21 ..................          5,000,000         5,388,500
       Municipal Purpose Loan, FSA Insured, Pre-Refunded, 5.00%, 11/15/18 ..................          1,500,000         1,536,480
       State Qualified Municipal Purpose Loan, FSA Insured, 4.50%, 8/01/26 .................          2,000,000         1,994,980
    Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, Pre-Refunded,
       5.00%, 11/01/21 .....................................................................          2,775,000         3,009,599
    University Building Authority Project Revenue, Senior Series 1, AMBAC Insured,
       Pre-Refunded, 5.25%,
       11/01/23 ............................................................................          2,155,000         2,389,680
       11/01/28 ............................................................................          5,035,000         5,583,311
    University of Massachusetts Building Authority Project Revenue, Senior Series 2004-1,
       AMBAC Insured, Pre-Refunded, 5.25%, 11/01/29 ........................................          3,000,000         3,355,530


                    110 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
    ---------------------------------------------------                                        ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MASSACHUSETTS (CONTINUED)
    Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21 ....   $      1,960,000   $     2,026,366
    Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 ............................................          1,230,000         1,280,725
    Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 .......................          1,335,000         1,348,363
                                                                                                                  ---------------
                                                                                                                      536,400,714
                                                                                                                  ---------------
    U.S. TERRITORY 0.7%
    PUERTO RICO 0.7%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       Assured Guaranty, 5.00%, 7/01/28 ....................................................          4,000,000         4,121,200
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $524,295,543)                                                                   540,521,914
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 0.3%
    MUNICIPAL BONDS 0.3%
    MASSACHUSETTS 0.3%
(a) Massachusetts State GO, Refunding, Series A, Weekly VRDN and Put, 1.52%, 2/01/28 .......          1,000,000         1,000,000
(a) Massachusetts State Health and Educational Facilities Authority Revenue,
       Capital Asset Program, Refunding, Series C, MBIA Insured, Daily VRDN and Put, 1.50%,
       7/01/10 .............................................................................            400,000           400,000
       Children's Hospital, Refunding, Series L-2, AMBAC Insured, Daily VRDN and Put, 2.60%,
       10/01/42 ............................................................................            325,000           325,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,725,000) .........................................                            1,725,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $526,020,543) 98.7% ............................................                          542,246,914
    OTHER ASSETS, LESS LIABILITIES 1.3% ....................................................                            6,903,731
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   549,150,645
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 111

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
    ----------------------------------------------                                             ----------------   ---------------
    LONG TERM INVESTMENTS 95.4%
    MUNICIPAL BONDS 95.4%
    MICHIGAN 90.6%
    Adrian City School District GO, FSA Insured, Pre-Refunded, 5.00%,
       5/01/26 .............................................................................   $      1,960,000   $     2,138,576
       5/01/29 .............................................................................          2,125,000         2,318,609
       5/01/34 .............................................................................          6,690,000         7,299,526
    Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured,
       5.00%, 5/01/32 ......................................................................          7,300,000         7,420,377
    Allendale Public School District GO, School Building and Site,
       FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 .........................................          3,225,000         3,461,102
       FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 .........................................          3,225,000         3,473,422
       FGIC Insured, Pre-Refunded, 5.125%, 5/01/32 .........................................          5,490,000         5,912,895
       Series A, FSA Insured, 5.00%, 5/01/37 ...............................................         11,810,000        12,134,184
    Anchor Bay School District GO, School Building and Site,
       Series I, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ................................          2,000,000         2,074,020
       Series II, FGIC Insured, Pre-Refunded, 5.70%, 5/01/25 ...............................          5,000,000         5,305,850
       Series II, FGIC Insured, Pre-Refunded, 5.75%, 5/01/30 ...............................          3,750,000         3,982,875
    Avondale School District GO, School Building and Site, FSA Insured, Pre-Refunded, 5.00%,
       5/01/29 .............................................................................          9,000,000         9,772,830
    Battle Creek School District GO, School Building and Site, FSA Insured, 5.00%,
       5/01/31 .............................................................................          6,000,000         6,169,140
       5/01/34 .............................................................................         10,165,000        10,436,609
    Battle Creek School District Paying Agent and Registrar, School Building and Site,
       FSA Insured, 5.00%, 5/01/37 .........................................................          8,760,000         8,974,795
    Bay City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/31 .....          6,000,000         6,173,400
    Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
       11/01/27 ............................................................................          5,000,000         5,196,900
       11/01/33 ............................................................................          2,590,000         2,665,654
    Brown City Community School District GO, Building and Site, FGIC Insured, Pre-Refunded,
       5.00%, 5/01/31 ......................................................................          3,200,000         3,430,496
    Caledonia Community Schools GO, MBIA Insured, 5.00%, 5/01/26 ...........................          3,665,000         3,809,034
    Carman-Ainsworth Community School District GO, FGIC Insured,
       5.00%, 5/01/27 ......................................................................          1,400,000         1,404,858
       Pre-Refunded, 5.00%, 5/01/27 ........................................................          1,550,000         1,656,392
    Central Michigan University Revenue,
       FGIC Insured, 5.00%, 10/01/27 .......................................................            500,000           500,980
       General, AMBAC Insured, 5.00%, 10/01/34 .............................................          8,905,000         9,129,406
       Series A, AMBAC Insured, 5.05%, 10/01/32 ............................................         10,000,000        10,219,200
    Central Montcalm Public School GO, MBIA Insured, Pre-Refunded, 6.00%, 5/01/29 ..........          1,400,000         1,452,458
    Charles Stewart Mott Community College GO, FGIC Insured, Pre-Refunded, 5.50%,
       5/01/21 .............................................................................          3,550,000         3,753,983
    Charlotte Public School District GO, FGIC Insured, Pre-Refunded, 5.375%, 5/01/29 .......          5,000,000         5,157,000
    Chippewa Valley Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 ......          6,500,000         6,656,000
    Coopersville Area Public Schools, School Building and Site, FSA Insured, 5.00%,
       5/01/31 .............................................................................          5,000,000         5,144,500
    Detroit City School District GO,
       School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
          5/01/23 ..........................................................................          2,650,000         2,871,275
       School Building and Site Improvements, Series A, FSA Insured, Pre-Refunded, 5.125%,
          5/01/31 ..........................................................................         38,330,000        41,355,770


                    112 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
    ----------------------------------------------                                             ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Detroit City School District GO, (continued)
       School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/25 .......   $      2,000,000   $     2,047,060
       Series A, FSA Insured, 6.00%, 5/01/29 ...............................................         10,000,000        11,948,500
    Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 ...............         10,610,000        10,953,340
    Detroit Sewer Disposal System Revenue,
       second lien, Series A, MBIA Insured, 5.125%, 7/01/33 ................................         18,790,000        19,118,073
       senior lien, Refunding, Series A, FSA Insured, 5.00%, 7/01/32 .......................          5,960,000         6,034,321
       senior lien, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 ....................          8,000,000         8,708,560
    Detroit Water Supply System Revenue,
       FGIC Insured, ETM, 6.25%, 7/01/12 ...................................................          1,455,000         1,546,098
       Refunding, senior lien, Series B, BHAC Insured, 5.25%, 7/01/35 ......................         17,500,000        18,193,525
       second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33 ...................         20,000,000        21,782,200
       second lien, Series B, MBIA Insured, 5.00%, 7/01/34 .................................          8,875,000         8,918,044
       senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 .................................         11,400,000        11,454,378
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 ..................          1,500,000         1,593,300
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ...................          9,625,000        10,309,049
       senior lien, Series A, MBIA Insured, 5.00%, 7/01/27 .................................          4,930,000         4,939,022
       Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/34 ................................          5,270,000         5,736,764
    Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ...........          5,500,000         5,565,285
    East Grand Rapids Public School District GO, FSA Insured, Pre-Refunded, 6.00%,
       5/01/29 .............................................................................          4,775,000         4,947,282
    Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,
       6/01/28 .............................................................................          6,730,000         7,300,906
       6/01/33 .............................................................................         14,700,000        15,947,001
    Eaton Rapids Public Schools GO, School Building and Site, FSA Insured,
       5.00%, 5/01/26 ......................................................................          2,700,000         2,800,440
       5.00%, 5/01/29 ......................................................................            820,000           843,173
       Pre-Refunded, 5.00%, 5/01/29 ........................................................          1,930,000         2,111,266
    Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured, 5.75%,
       2/15/25 .............................................................................            100,000           100,270
    Fennville Public Schools GO, School Building and Site, FGIC Insured,
       5.00%, 5/01/30 ......................................................................          2,085,000         2,124,386
       Pre-Refunded, 5.00%, 5/01/30 ........................................................          1,115,000         1,216,588
       Pre-Refunded, 5.00%, 5/01/34 ........................................................          3,250,000         3,546,108
    Ferris State University Revenue, FGIC Insured, 5.25%,
       10/01/26 ............................................................................          1,500,000         1,536,630
       10/01/31 ............................................................................          3,255,000         3,311,084
    Fowlerville Community School District GO, FGIC Insured, 5.00%,
       5/01/30 .............................................................................          1,990,000         2,027,591
       5/01/34 .............................................................................          8,145,000         8,277,845
    Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30 .................          4,000,000         4,105,640
    Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%,
       5/01/28 .............................................................................          4,250,000         4,392,417
    Grand Rapids Building Authority GO, AMBAC Insured, 5.50%, 8/01/20 ......................          2,000,000         2,076,020
    Grand Rapids Building Authority Revenue, AMBAC Insured, Series A,
       5.00%, 10/01/28 .....................................................................          3,590,000         3,649,738
       Pre-Refunded, 5.00%, 10/01/28 .......................................................          2,410,000         2,607,090


                    Quarterly Statements of Investments | 113

Franklin Tax-Free Trust

    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
    ----------------------------------------------                                             ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured,
       6.875%, 6/01/24 .....................................................................   $      7,500,000   $     7,515,300
    Grand Rapids Sanitation Sewer System Revenue, MBIA Insured, 5.00%,
       1/01/30 .............................................................................          7,500,000         7,688,250
       1/01/34 .............................................................................          7,795,000         7,962,359
    Grand Rapids Water Supply Revenue, FGIC Insured, 5.00%, 1/01/35 ........................          3,500,000         3,577,350
    Grand Valley State University Revenue, General, Refunding, Series A, FSA Insured, 5.00%,
       12/01/28 ............................................................................         17,165,000        17,849,540
       12/01/33 ............................................................................          8,570,000         8,855,981
    Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, Pre-Refunded,
       5.45%, 8/01/47 ......................................................................          4,300,000         4,323,521
    Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ...         30,000,000        32,001,900
    Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 ........            700,000           701,113
    Hazel Park School District GO, FSA Insured, 5.00%,
       5/01/27 .............................................................................          9,000,000         9,230,580
       5/01/32 .............................................................................         12,475,000        12,731,611
    Healthsource Saginaw Inc. Saginaw County GO, MBIA Insured, 5.00%, 5/01/29 ..............          4,145,000         4,205,227
    Howell Public Schools GO, MBIA Insured, Pre-Refunded, 5.875%, 5/01/22 ..................          2,000,000         2,072,700
    Huron School District GO, FSA Insured, Pre-Refunded,
       5.25%, 5/01/21 ......................................................................          1,500,000         1,605,390
       5.375%, 5/01/26 .....................................................................          2,500,000         2,684,325
    Jackson Brownfield RDAR, FGIC Insured,
       5.125%, 6/01/22 .....................................................................          2,290,000         2,337,563
       5.125%, 6/01/24 .....................................................................          1,215,000         1,235,363
       Pre-Refunded, 5.25%, 6/01/26 ........................................................          2,820,000         3,043,795
       Pre-Refunded, 5.375%, 6/01/30 .......................................................          5,830,000         6,319,837
    Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
       5/01/34 .............................................................................          6,620,000         6,779,410
    Kalamazoo City School District GO, School Building and Site, FSA Insured, 5.00%,
       5/01/21 .............................................................................          4,000,000         4,253,280
    Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
       Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 ...............          3,805,000         4,065,300
       Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 .................            135,000           136,478
       Bronson Methodist Hospital, Refunding, Series B, FSA Insured, 5.00%, 5/15/26 ........          7,000,000         7,076,370
    Kent County Building Authority GO, Pre-Refunded, 5.00%, 6/01/26 ........................         21,885,000        21,885,000
    Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%, 10/01/29 ......          1,000,000         1,017,120
    Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31 ......          3,320,000         3,399,680
    Lapeer Community Schools GO, School Building and Site, FSA Insured, 5.00%,
       5/01/33 .............................................................................          4,400,000         4,545,684
       5/01/37 .............................................................................          4,325,000         4,454,317
    Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
    Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 .....................................          2,115,000         2,166,606
    Livonia Municipal Building Authority GO, FGIC Insured, Pre-Refunded, 5.25%, 5/01/30 ....          3,950,000         4,158,678
    Lowell Area Schools GO, FGIC Insured, Pre-Refunded, 5.625%,
       5/01/25 .............................................................................          3,125,000         3,311,813
       5/01/30 .............................................................................          3,250,000         3,444,285



                    114 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
    ----------------------------------------------                                             ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Marysville Public School District GO, School Building and Site, Refunding, FSA Insured,
       5.00%, 5/01/35 ......................................................................   $     12,000,000   $    12,347,040
    Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
       5.40%, 6/01/19 ......................................................................          5,000,000         5,012,650
       5.50%, 6/01/25 ......................................................................          5,000,000         4,951,000
    Michigan Municipal Bond Authority Revenue,
       Clean Water State Revolving Fund, 5.00%, 10/01/24 ...................................         11,355,000        11,760,146
       Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 ..............          3,110,000         3,130,744
    Michigan State Building Authority Revenue,
       Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 .............          4,450,000         4,537,576
       Facilities Program, Refunding, Series I, FSA Insured, 4.75%, 10/15/18 ...............          3,000,000         3,036,600
       Facilities Program, Refunding, Series I, FSA Insured, 5.00%, 10/15/24 ...............          5,000,000         5,122,450
       Refunding, AMBAC Insured, 5.00%, 10/15/33 ...........................................         21,000,000        21,413,280
       Refunding, Series IA, FGIC Insured, 5.00%, 10/15/32 .................................         17,160,000        17,428,554
       Refunding, Series IA, FGIC Insured, 5.00%, 10/15/36 .................................          5,000,000         5,064,500
       Refunding, Series IA, FSA Insured, 5.00%, 10/15/31 ..................................         15,530,000        15,999,938
       Refunding, Series IA, FSA Insured, 5.00%, 10/15/32 ..................................         10,000,000        10,295,600
       Refunding, Series IA, FSA Insured, 5.00%, 10/15/36 ..................................          1,000,000         1,026,760
    Michigan State Comprehensive Transportation Revenue, Refunding, FSA Insured, 5.00%,
       5/15/31 .............................................................................          8,000,000         8,232,240
    Michigan State COP, AMBAC Insured, Pre-Refunded, 5.50%, 6/01/27 ........................         12,000,000        12,719,280
    Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured, 6.00%,
       4/01/16 .............................................................................             65,000            65,714
    Michigan State Hospital Finance Authority Revenue,
       Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .....         15,175,000        16,149,842
       Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%,
          8/15/24 ..........................................................................         15,000,000        14,194,200
       Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%,
          8/15/27 ..........................................................................         10,000,000         9,136,100
       Edward W. Sparrow Hospital, Refunding, MBIA Insured, 5.00%, 11/15/31 ................          8,500,000         8,692,525
       Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 ................          6,000,000         6,033,360
       Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 ................          1,750,000         1,759,730
       Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 ................................            300,000           302,940
       Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 ...................          8,605,000         8,693,545
       Mercy Health Services, Series X, MBIA Insured, Pre-Refunded, 6.00%, 8/15/34 .........         11,000,000        11,588,500
       Mercy Mount Clemens Corp., Series A, MBIA Insured, Pre-Refunded, 5.75%, 5/15/29 .....          4,890,000         5,110,539
       Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 ..................................          7,065,000         7,223,821
       Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 ..................................          1,000,000         1,013,250
       Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27 ....          7,500,000         7,659,825
       Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 .........          7,500,000         7,583,850
       Sparrow Obligated Group, Refunding, MBIA Insured, 5.00%, 11/15/36 ...................         12,465,000        12,639,884
       Sparrow Obligated Group, Refunding, MBIA Insured, 5.00%, 11/15/36 ...................          6,165,000         6,290,458
       St. John's Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17 .............         14,500,000        14,824,510
       St. John's Hospital, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ...................          3,445,000         3,596,235
       St. John's Hospital, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 ...................          9,545,000        10,352,984
    Michigan State Revenue, Grant Antic Bonds, FSA Insured, 5.25%, 9/15/27 .................         10,000,000        10,602,100


                    Quarterly Statements of Investments | 115

Franklin Tax-Free Trust

    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
    ----------------------------------------------                                             ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co.
       Pollution Control Bonds Project, Refunding,
       Collateralized Series AA, FGIC Insured, 6.95%, 5/01/11 ..............................   $      5,000,000   $     5,431,000
       Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21 .............................          3,000,000         3,622,950
    Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
       Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 .....         12,350,000        12,232,057
    Michigan State Trunk Line Revenue,
       Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 ..................................          3,300,000         3,340,425
       Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 ..................................          3,050,000         3,090,779
       Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30 ................................         34,680,000        37,516,824
    Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%,
       10/01/34 ............................................................................          3,675,000         3,736,556
    Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 ............          3,500,000         3,717,350
    North Kent Sewer Authority Revenue, Sanitary Sewer, MBIA Insured, 5.00%, 11/01/31 ......          5,960,000         6,078,604
    Otsego Public Schools District GO, School Building and Site, FSA Insured, Pre-Refunded,
       5.00%, 5/01/34 ......................................................................          9,835,000        10,758,703
    Oxford Area Community School District GO, FSA Insured, Pre-Refunded, 5.00%,
       5/01/26 .............................................................................          5,425,000         5,824,877
       5/01/31 .............................................................................          4,865,000         5,223,599
    Parchment School District GO, School Building and Site, FSA Insured, 4.75%, 5/01/36 ....          3,175,000         3,195,511
    Pennfield School District GO, School Building and Site, FGIC Insured,
       5.00%, 5/01/29 ......................................................................            505,000           551,011
       Pre-Refunded, 5.00%, 5/01/29 ........................................................            645,000           703,766
       Pre-Refunded, 5.00%, 5/01/34 ........................................................          2,500,000         2,727,775
    Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26 ..................          2,955,000         3,064,926
    Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
       6/01/23 .............................................................................          1,620,000         1,756,112
       6/01/27 .............................................................................          2,635,000         2,856,393
    Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22 .............................          1,600,000         1,639,248
    Portage Public Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/29 .......         12,600,000        13,098,708
    River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 ................          6,575,000         6,752,459
    Roseville School District GO, School Building and Site, Refunding, FSA Insured, 5.00%,
       5/01/31 .............................................................................          5,000,000         5,144,500
    Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
       MBIA Insured, 5.25%,
       11/15/31 ............................................................................         12,750,000        12,994,800
       11/15/35 ............................................................................         17,600,000        17,859,600
    Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%,
       5/01/36 .............................................................................          6,950,000         7,127,642
    Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding, Series
       E, MBIA Insured,
       5.375%, 7/01/19 .....................................................................          4,850,000         4,966,836
       5.50%, 7/01/24 ......................................................................          1,750,000         1,793,313
    Saginaw Valley State University Revenue,
       General, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/19 ................................          2,195,000         2,244,453
       General, FSA Insured, 5.00%, 7/01/37 ................................................          5,000,000         5,120,750
       General, Refunding, AMBAC Insured, 5.25%, 7/01/19 ...................................            345,000           352,273
       General, Refunding, FSA Insured, 5.00%, 7/01/28 .....................................          7,050,000         7,332,775
       Series A, MBIA Insured, 5.125%, 7/01/30 .............................................          4,315,000         4,370,275


                    116 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
    ----------------------------------------------                                             ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    South Macomb Disposal Authority Revenue, AMBAC Insured, Pre-Refunded, 5.25%,
       9/01/20 .............................................................................   $      2,000,000   $     2,060,760
    South Redford School District GO, School Building and Site, MBIA Insured, 5.00%,
       5/01/30 .............................................................................          3,500,000         3,575,670
    Southfield Library Building Authority GO, Refunding, MBIA Insured, 5.00%, 5/01/30 ......          6,535,000         6,680,142
    Southfield Public Schools GO, Refunding, MBIA Insured, 4.75%, 5/01/29 ..................          9,040,000         9,072,182
    Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%,
       5/01/30 .............................................................................          2,730,000         2,978,730
    St. Clair County EDC, PCR, The Detroit Edison Co., Refunding, Series AA, AMBAC Insured,
       6.40%, 8/01/24 ......................................................................         10,000,000        10,248,500
    Sturgis Public School District GO, Refunding, FGIC Insured, 5.00%, 5/01/30 .............          4,715,000         4,802,982
    Taylor Brownfield RDA, GO, Tax Increment, Series A, MBIA Insured, 5.00%,
       5/01/29 .............................................................................          2,900,000         2,960,987
       5/01/34 .............................................................................          3,945,000         4,006,976
    Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 ............          2,595,000         2,670,515
    Tecumseh Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%,
       5/01/25 .............................................................................          5,925,000         6,265,450
       5/01/30 .............................................................................          4,500,000         4,758,570
    Thornapple Kellogg School GO, School Building and Site,
    FSA Insured, Pre-Refunded, 5.00%, 5/01/23 ..............................................            965,000         1,045,356
    FSA Insured, Pre-Refunded, 5.00%, 5/01/28 ..............................................          6,250,000         6,770,437
    Refunding, FSA Insured, 5.00%, 5/01/23 .................................................          3,035,000         3,132,909
(a) Trenton Public Schools School District GO, School Building and Site, FSA Insured, 5.00%,
       5/01/31 .............................................................................          4,575,000         4,733,844
       5/01/38 .............................................................................          8,150,000         8,387,165
    Troy City School District GO, School Building and Site, MBIA Insured, 5.00%, 5/01/26 ...          7,100,000         7,338,489
    Warren Consolidated School District GO, FSA Insured, 4.875%, 5/01/22 ...................          8,910,000         9,098,803
    Warren Water and Sewer Revenue, FSA Insured, Pre-Refunded, 5.125%, 11/01/23 ............          2,450,000         2,640,512
    Wayne Charter County Airport Hotel GO, Detroit Metropolitan Wayne County Airport, Series
       A, MBIA Insured,
       5.25%, 12/01/25 .....................................................................         17,000,000        17,562,020
       5.00%, 12/01/30 .....................................................................         10,750,000        10,835,892
    Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County Airport, Series
       A, MBIA Insured, 5.25%, 12/01/18 ....................................................          5,500,000         5,533,110
    Wayne Charter County GO, Capital Improvement, Series A, FSA Insured, 5.00%, 2/01/38 ....         12,135,000        12,433,278
    Wayne County Airport Authority Revenue, Detroit Metropolitan Airport, Refunding,
       FGIC Insured, 5.00%,
       12/01/27 ............................................................................          9,910,000         9,969,460
       12/01/28 ............................................................................         10,170,000        10,192,781
    Wayne State University Revenues,
       General, AMBAC Insured, 5.00%, 11/15/30 .............................................          2,925,000         3,010,176
       General, AMBAC Insured, 5.00%, 11/15/36 .............................................          5,000,000         5,117,450
       General, Refunding, FSA Insured, 5.00%, 11/15/35 ....................................         22,435,000        23,172,214
       Refunding, FGIC Insured, 5.125%, 11/15/29 ...........................................         17,900,000        18,218,262
    West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
       5/01/19 .............................................................................          2,100,000         2,240,133
       5/01/20 .............................................................................          2,000,000         2,133,460


                    Quarterly Statements of Investments | 117

Franklin Tax-Free Trust

    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
    ----------------------------------------------                                             ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    West Branch Rose City Area School District GO, FGIC Insured, 5.50%, 5/01/24 ............   $      1,400,000   $     1,445,528
    West Ottawa Public School District GO, School Building Site, Refunding, MBIA
       Insured, 5.00%, 5/01/32 .............................................................          6,025,000         6,127,124
    Western Michigan University Revenues, General, FSA Insured, 5.00%,
       11/15/28 ............................................................................          5,500,000         5,740,845
       11/15/32 ............................................................................          3,000,000         3,102,120
    Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured,
       4.75%, 1/01/23 ......................................................................          8,500,000         8,446,705
    Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 ..................          9,375,000         9,508,875
    Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 ...........................         12,550,000        12,728,963
    Wyoming Sewer Disposal System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/27 .........          5,700,000         5,872,767
    Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured,
      5.00%, 5/01/32 .......................................................................          6,065,000         6,135,475
    Zeeland Public Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/25 .....................          3,350,000         3,456,396
                                                                                                                  ---------------
                                                                                                                    1,427,887,969
                                                                                                                  ---------------
    U.S. TERRITORY 4.8%
    PUERTO RICO 4.8%
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
       Refunding, Series CC, FSA Insured, 5.25%, 7/01/34 ...................................          5,000,000         5,434,450
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation
       Revenue, Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ...........................         11,945,000        12,076,037
       Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 ...............................         25,000,000        27,038,750
       Series D, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 .................................          8,055,000         8,694,084
    Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured,
       Pre-Refunded, 5.00%, 7/01/35 ........................................................         14,000,000        15,453,340
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 .............          7,210,000         7,217,642
                                                                                                                  ---------------
                                                                                                                       75,914,303
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $1,452,124,135) ......................................                        1,503,802,272
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 4.3%
    MUNICIPAL BONDS 4.3%
    MICHIGAN 3.5%
(b) Detroit Sewer Disposal System Revenue, senior lien, Series B, FSA Insured, Daily
       VRDN and Put, 1.50%, 7/01/33 ........................................................          3,400,000         3,400,000
(b) Michigan State Hospital Finance Authority Revenue, Trinity Health Credit,
       Series F, Daily VRDN and Put, 1.30%, 11/01/18 .......................................            900,000           900,000
       Series H, CIFG Insured, Daily VRDN and Put, 1.90%, 11/01/40 .........................         48,765,000        48,765,000
(b) Michigan State University Revenues, Series A-2, Weekly VRDN and Put, 1.35%, 8/15/22 ....          2,400,000         2,400,000
                                                                                                                  ---------------
                                                                                                                       55,465,000
                                                                                                                  ---------------

                    118 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
    ----------------------------------------------                                             ----------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORY 0.8%
    PUERTO RICO 0.8%
(b) Puerto Rico Commonwealth GO, Refunding,
       Series A-6, Daily VRDN and Put, 1.00%, 7/01/33                                          $      1,800,000   $     1,800,000
       Series A-8, Weekly VRDN and Put, 1.45%, 7/01/34                                                1,000,000         1,000,000
(b) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
       MBIA Insured, Weekly VRDN and Put, 2.40%, 12/01/15                                             2,700,000         2,700,000
(b) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, Weekly VRDN and Put, 1.70%, 7/01/28                                       5,200,000         5,200,000
(b) Saline Area Schools GO, Refunding, Weekly VRDN and Put, 1.65%, 5/01/30                            1,320,000         1,320,000
                                                                                                                  ---------------
                                                                                                                       12,020,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $67,485,000)                                                                    67,485,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $1,519,609,135) 99.7%                                                                   1,571,287,272
    OTHER ASSETS, LESS LIABILITIES 0.3%                                                                                 4,024,171
                                                                                                                  ---------------
    NET ASSETS 100.0%                                                                                             $ 1,575,311,443
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                     Quarterly Statements of Investments |
                 See Notes to Statements of Investments. | 119

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)


    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
    -----------------------------------------------                                            ----------------   ---------------
    LONG TERM INVESTMENTS 100.9%
    MUNICIPAL BONDS 100.9%
    MINNESOTA 97.6%
    Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured,
       4.875%, 2/01/24 .....................................................................   $      2,195,000   $     2,264,582
       5.00%, 2/01/34 ......................................................................          2,000,000         2,038,340
    Anoka-Hennepin ISD No. 11 GO, School District Credit Enhancement Program, Series A,
       FSA Insured, 5.00%, 2/01/20 .........................................................          6,130,000         6,301,517
    Bemidji Lease Revenue, Minnesota State Bureau of Criminal Apprehension, MBIA Insured,
       5.70%, 12/01/17 .....................................................................            120,000           121,639
    Blue Earth County EDA Public Project Lease Revenue, Series A, MBIA Insured, 4.50%,
       12/01/24 ............................................................................          1,055,000         1,064,738
    Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 ...........................          1,000,000         1,063,060
    Buffalo ISD No. 877 GO, Refunding, MBIA Insured, 5.00%, 2/01/22 ........................          4,255,000         4,282,700
    Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
       5.90%, 9/20/19 ......................................................................            400,000           411,352
       5.95%, 9/20/29 ......................................................................          1,275,000         1,297,937
       6.00%, 9/20/34 ......................................................................          1,000,000         1,018,400
    Byron ISD No. 531 GO, School Building, Series A, FGIC Insured, 5.00%, 2/01/24 ..........          2,015,000         2,096,023
    Cambridge ISD No. 911 GO,
       Capital Appreciation, Series B, MBIA Insured, zero cpn., 2/01/30 ....................          2,240,000           735,123
       Series A, MBIA Insured, 4.25%, 2/01/24 ..............................................          1,235,000         1,225,182
    Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 ......................          3,805,000         3,943,768
    Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 .......................          1,000,000         1,063,060
    Chaska ISD No. 112 GO, School Building, Series A, MBIA Insured, 4.50%, 2/01/28 .........         10,000,000         9,858,200
    Chisago County GO, Capital Improvement, Series A, MBIA Insured, 4.75%, 2/01/26 .........          3,615,000         3,705,773
    Cohasset PCR, Collateral Allete Project, Refunding, Radian Insured, 4.95%, 7/01/22 .....          3,010,000         2,991,789
    Commissioner of Iron Range Resources and Rehabilitation Educational Facilities Revenue,
       XLCA Insured, 4.50%, 10/01/21 .......................................................          1,290,000         1,301,945
    Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities,
       Series A, 5.125%, 1/01/35 ...........................................................          2,625,000         2,706,559
    Dakota County Housing and RDA, SFMR, GNMA Secured,
       5.75%, 4/01/18 ......................................................................            108,000           108,692
       5.85%, 10/01/30 .....................................................................            182,000           182,741
    Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25 .................................          1,325,000         1,396,934
(a) Duluth ISD No. 709 COP, Full Term Certificate, Series B, FSA Insured, 5.00%, 2/01/28 ...         18,890,000        19,794,264
    Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 ..............          3,075,000         3,176,413
    Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
       5.95%, 9/20/29 ......................................................................          1,700,000         1,727,999
       6.00%, 9/20/34 ......................................................................          1,480,000         1,507,040
    Elk River ISD Number 728 GO, School Building, Refunding, Series A, FSA Insured, 4.25%,
       2/01/24 .............................................................................          6,265,000         6,180,109
    Farmington ISD No. 192 GO,
       MBIA Insured, 5.25%, 2/01/24 ........................................................          5,915,000         6,261,678
       School Building, Series B, FSA Insured, 5.00%, 2/01/23 ..............................          3,000,000         3,148,650
       School Building, Series B, FSA Insured, 4.75%, 2/01/27 ..............................         17,075,000        17,392,253
    Fergus Falls ISD No. 544 GO, School Building, Series A, FSA Insured, 5.00%, 1/01/25 ....          1,655,000         1,737,138
    Fridley ISD No. 014 GO, Alternative Facilities, Series A, FSA Insured, 4.375%,
       2/01/27 .............................................................................          2,040,000         1,992,815


                   120 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
    -----------------------------------------------                                            ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA (CONTINUED)
    Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B, MBIA Insured,
       6.10%, 1/01/26 ......................................................................   $      2,180,000   $     2,180,044
    Hastings ISD No. 200 GO, Refunding, Series A, FSA Insured, 4.50%, 2/01/22 ..............          2,700,000         2,740,203
    Hennepin County Sales Tax Revenue, Hennepin County Sales Tax, 4.75%, 12/15/37 ..........         25,000,000        25,018,500
    Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., FSA Insured,
       Pre-Refunded, 5.00%, 11/01/25 .......................................................          8,000,000         8,772,160
    Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
       5.60%, 11/20/17 .....................................................................            725,000           734,809
       5.70%, 11/20/32 .....................................................................          3,000,000         3,038,220
    Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 ..................................          3,880,000         4,141,279
    Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%,
       8/01/27 .............................................................................          1,085,000         1,149,883
    Lake Crystal Wellcome Memorial Area Schools ISD No. 2071 GO, School Building,
       Series B, MBIA Insured, 5.00%, 2/01/34 ..............................................          3,285,000         3,407,103
    Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 ....................          4,195,000         4,502,745
    Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 .................................          3,705,000         3,922,150
    Lakeville ISD No. 194 GO, Series A, FGIC Insured, 5.00%, 2/01/23 .......................         10,180,000        10,880,282
    Mahtomedi ISD No. 832 GO, FSA Insured, 5.00%, 2/01/18 ..................................          3,240,000         3,375,950
    Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 .........................          2,700,000         2,849,688
    Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B,
       4.50%, 12/01/26 .....................................................................          5,000,000         5,037,950
    Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
       Refunding, Senior Series A, AMBAC Insured, 5.00%, 1/01/20 ...........................          5,400,000         5,644,890
       Refunding, Senior Series A, AMBAC Insured, 5.00%, 1/01/23 ...........................         14,800,000        15,204,484
       Series A, FGIC Insured, Pre-Refunded, 5.125%, 1/01/31 ...............................          7,000,000         7,200,900
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ................................          7,000,000         7,437,430
       Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ................................          2,000,000         2,119,840
       Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ................................          9,000,000         9,539,280
    Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet,
       Series B, BIG Insured, Pre-Refunded, 8.875%, 11/01/15 ...............................            590,000           678,412
    Minneapolis GO,
       Sports Arena Project, Refunding, 5.125%, 10/01/20 ...................................          8,340,000         8,348,674
       Sports Arena Project, Refunding, 5.20%, 10/01/24 ....................................          3,750,000         3,753,375
       Various Purpose, Pre-Refunded, 5.125%, 12/01/28 .....................................          3,000,000         3,238,770
    Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
       11/15/34 ............................................................................         12,645,000        12,714,927
    Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 . ...........          5,000,000         4,864,050
    Minneapolis Special School District No. 001 COP,
       Refunding, Series A, MBIA Insured, 4.50%, 2/01/21 ...................................          2,715,000         2,765,092
       Series A, FSA Insured, 5.00%, 2/01/21 ...............................................          1,950,000         2,013,648
    Minnesota Agriculture and Economic Development Board Revenue,
       Benedictine Health, Series A, MBIA Insured, Pre-Refunded, 5.125%, 2/15/29 ...........         14,625,000        15,448,972
       Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%,
          12/01/22 .........................................................................          4,870,000         4,973,293
       Health Care System, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ..............            365,000           372,840
       Series E, Assured Guaranty, 5.00%, 2/15/37 ..........................................         18,000,000        18,289,260


                    Quarterly Statements of Investments | 121

    FRANKLIN TAX-FREE TRUST

    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
    -----------------------------------------------                                            ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA (CONTINUED)
    Minnesota State Colleges and University Revenue, Fund, Series A, MBIA Insured, 5.00%,
       10/01/22.............................................................................   $      1,745,000   $     1,843,401
       10/01/23.............................................................................          1,825,000         1,919,663
       10/01/24.............................................................................          1,900,000         1,991,219
       10/01/25.............................................................................          1,155,000         1,207,495
       10/01/26.............................................................................          1,715,000         1,787,459
       10/01/32.............................................................................          5,540,000         5,696,948
    Minnesota State GO,
       5.00%, 6/01/26.......................................................................         14,585,000        15,309,583
       Highway and Various Purpose, 5.00%, 8/01/20..........................................         10,570,000        11,457,669
    Minnesota State HFAR,
       Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15....................            730,000           730,285
       Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18....................            225,000           225,083
       Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22....................            230,000           230,062
       SFM, Series B, 5.00%, 7/01/13........................................................             50,000            50,496
       SFM, Series D, 5.45%, 1/01/26........................................................          1,875,000         1,877,869
       SFM, Series E, AMBAC Insured, 5.40%, 1/01/25.........................................          2,605,000         2,607,579
       SFM, Series G, AMBAC Insured, 6.25%, 7/01/26.........................................            245,000           245,130
    Minnesota State Higher Education Facilities Authority Revenue, St. John's University,
       Series 5-I, MBIA Insured, Pre-Refunded, 5.25%,
       10/01/21.............................................................................          1,750,000         1,892,678
       10/01/26.............................................................................          1,500,000         1,622,295
    Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%,
       3/01/27..............................................................................          5,000,000         5,081,950
    Minnetonka ISD No. 276 GO, Capital Appreciation, Alternative Facilities, Series B,
       FSA Insured, zero cpn., 2/01/24......................................................          4,000,000         1,824,320
    Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
       5.90%, 10/20/19......................................................................          1,750,000         1,798,545
       5.95%, 10/20/29......................................................................          5,955,000         6,059,987
    New Brighton GO, Tax Increment, Series A, MBIA Insured, 5.00%, 2/01/32                            5,110,000         5,261,665
    New Hope MFR, North Ridge, Series A, GNMA Secured, Pre-Refunded,
       6.05%, 1/01/17........................................................................           360,000           361,004
       6.20%, 1/01/31........................................................................         5,470,000         5,485,918
    Nobles County Housing and RDA Public Project Revenue, Annual Appropriation Lease
       Obligation, AMBAC Insured, Pre-Refunded, 5.625%, 2/01/22..............................         1,230,000         1,296,125
    North Branch Water System Revenue, FSA Insured, 4.75%, 8/01/27...........................         1,500,000         1,525,560
    Northern Municipal Power Agency Electric System Revenue,
       Refunding, FSA Insured, 5.00%, 1/01/12................................................         1,030,000         1,052,444
       Series A, AMBAC Insured, 5.00%, 1/01/26...............................................         2,000,000         2,073,880
    Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20..............................         3,000,000         3,108,240
    Park Rapids ISD No. 309 GO, MBIA Insured,
       4.75%, 2/01/21........................................................................         2,500,000         2,540,700
       5.00%, 2/01/25........................................................................         3,000,000         3,053,730
    Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%,
       10/20/38..............................................................................         4,280,000         4,253,293
    Pipestone-Jasper ISD No. 2689 GO, Refunding, Series 2004-A, FSA Insured, 5.00%,
       3/01/20...............................................................................         1,595,000         1,681,864


                   122 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
    -----------------------------------------------                                            ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA (CONTINUED)
    Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
       6.25%, 6/01/16 ......................................................................   $      1,600,000   $     1,623,840
       6.125%, 6/01/24 .....................................................................          1,815,000         1,837,923
    Prior Lake ISD No. 719 GO,
       FGIC Insured, 5.125%, 2/01/19 .......................................................          1,140,000         1,187,914
       FSA Insured, 5.50%, 2/01/20 .........................................................          2,255,000         2,359,271
       FSA Insured, 5.50%, 2/01/21 .........................................................          2,590,000         2,709,762
       Series C, MBIA Insured, 5.00%, 2/01/21 ..............................................          2,000,000         2,074,260
       Series C, MBIA Insured, 5.00%, 2/01/23 ..............................................          6,025,000         6,220,752
    Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC Insured,
       Pre-Refunded, 5.875%, 1/01/31 .......................................................          2,160,000         2,278,735
    Robbinsdale ISD No. 281 GO, Refunding, Series A, MBIA Insured, 4.50%, 2/01/22 ..........          3,000,000         3,032,520
    Rochester Electric Utility Revenue, AMBAC Insured, 5.25%, 12/01/24 .....................          3,000,000         3,210,870
    Rochester ISD No. 535 GO, Series A, MBIA Insured, 5.00%,
       2/01/28 .............................................................................          1,385,000         1,430,013
       2/01/29 .............................................................................          1,455,000         1,498,053
    Rosemount ISD No. 196 GO, Series A, MBIA Insured, 4.70%, 2/01/25 .......................          1,000,000         1,017,810
    Rush City ISD No. 139 GO, School Building, MBIA Insured,
       5.00%, 2/01/21 ......................................................................          1,680,000         1,799,498
       5.125%, 2/01/26 .....................................................................          4,245,000         4,567,493
    Sauk Rapids ISD No. 047 GO,
       School Building, Refunding, Series A, FSA Insured, 5.00%, 2/01/22 ...................          2,200,000         2,322,980
       School Building, Refunding, Series A, FSA Insured, 4.50%, 2/01/25 ...................          2,175,000         2,187,485
       Series A, MBIA Insured, 5.75%, 2/01/23 ..............................................          2,740,000         2,935,389
       Series A, MBIA Insured, 5.75%, 2/01/26 ..............................................          5,000,000         5,356,550
    Scott County GO,
       Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27 .......................          5,590,000         5,843,506
       MBIA Insured, 5.00%, 2/01/33 ........................................................          5,555,000         5,649,213
    Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC
       Insured, Pre-Refunded, 5.70%, 2/01/29 ...............................................          1,380,000         1,436,994
    Scott County Housing and Redevelopment Authority GO, Savage City, Hamilton Apartments
       Project, AMBAC Insured, Pre-Refunded, 5.70%, 2/01/33 ................................          2,285,000         2,379,370
    Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured,
       Pre-Refunded, 6.00%, 2/01/28 ........................................................          2,530,000         2,598,816
    South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 ..........          4,000,000         4,115,440
    Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
       Apartments, Series B, MBIA Insured, Pre-Refunded, 5.75%, 1/01/31 ....................          2,415,000         2,543,116
    Southern Minnesota Municipal Power Agency Power Supply System Revenue,
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/19 .........          5,875,000         3,700,192
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/20 .........         14,035,000         8,366,123
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/23 .........          4,000,000         2,015,080
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/26 .........          5,000,000         2,131,700
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/27 .........          6,600,000         2,656,434
       Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18 ........         15,935,000        10,553,591
       Series A, MBIA Insured, Pre-Refunded, 5.75%, 1/01/18 ................................          1,000,000         1,103,380
    Spring Lake Park ISD No. 16 GO, School Building, Series A, FSA Insured, 5.00%,
       2/01/29 .............................................................................          5,025,000         5,192,533


                   Quarterly Statements of Investments | 123

Franklin Tax-Free Trust

    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
    -----------------------------------------------                                            ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MINNESOTA (CONTINUED)
    St. Clair ISD No. 75 GO, MBIA Insured, 5.70%, 4/01/22 ..................................   $      2,250,000   $     2,313,203
    St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A, FSA Insured,
       5.875%, 5/01/30 .....................................................................         17,785,000        18,586,036
    St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A, AMBAC
       Insured, 5.00%, 7/01/15 .............................................................          1,165,000         1,167,132
    St. Cloud Housing and RDA Sales Tax Revenue, Paramount Theater Project, Refunding,
       Series A, FGIC Insured, 5.00%, 3/01/22 ..............................................          1,000,000         1,002,090
    St. Michael ISD No. 885 GO,
       FSA Insured, 5.00%, 2/01/23 .........................................................          3,300,000         3,508,098
       School Building, Refunding, FSA Insured, 5.00%, 2/01/24 .............................          2,735,000         2,868,906
       School Building, Series A, FSA Insured, 4.75%, 2/01/29 ..............................          5,000,000         5,060,550
    St. Paul Housing and RDA Health Care Revenue, Allina Health System, Series A, MBIA
       Insured, 5.00%, 11/15/22 ............................................................          5,000,000         5,171,100
    St. Paul ISD No. 625 GO,
       School Building, Series A, FSA Insured, 5.00%, 2/01/23 ..............................          1,545,000         1,635,012
       School Building, Series A, FSA Insured, 5.00%, 2/01/24 ..............................          1,615,000         1,701,887
       School Building, Series A, FSA Insured, 5.00%, 2/01/25 ..............................          1,675,000         1,761,397
       School Building, Series A, FSA Insured, 5.00%, 2/01/26 ..............................          1,745,000         1,828,568
       Series C, FSA Insured, 6.00%, 2/01/20 ...............................................          1,600,000         1,639,040
    St. Paul Sales Tax Revenue, Sub Series A, XLCA Insured, 5.00%, 11/01/30 ................          7,360,000         7,436,765
    St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 .........................          6,805,000         6,886,456
    Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%, 2/01/22 ...................          1,140,000         1,220,963
    Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
       2/01/23 .............................................................................          1,160,000         1,222,976
       2/01/25 .............................................................................          1,300,000         1,370,577
    Washington County Housing and RDAR, Government Housing, Landfall Terrace Project,
       Refunding,
       5.35%, 2/01/22 ......................................................................          1,000,000         1,002,210
       5.40%, 8/01/27 ......................................................................          2,015,000         2,019,534
    Watertown ISD No. 111 GO, Series A, FSA Insured, 5.00%, 2/01/24 ........................          2,725,000         2,858,416
    West St. Paul ISD No. 179 GO, School Building, Series B, 5.00%, 2/01/22 ................          3,500,000         3,653,860
    West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%, 2/01/21 ................          3,340,000         3,503,994
    Western Minnesota Municipal Power Agency Revenue,
       MBIA Insured, 5.00%, 1/01/26 ........................................................          8,565,000         8,750,689
       Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12 ..................................          2,745,000         2,751,039
       Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13 ..................................          4,500,000         4,509,900
       Series A, FSA Insured, 5.00%, 1/01/36 ...............................................          5,000,000         5,147,350
       Series A, MBIA Insured, 5.00%, 1/01/30 ..............................................          7,200,000         7,299,576
    Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
       2/01/19 .............................................................................          2,000,000         2,094,520
       2/01/22 .............................................................................          2,550,000         2,647,384
       2/01/25 .............................................................................          3,000,000         3,095,310
       2/01/32 .............................................................................          5,415,000         5,518,210
    Worthington ISD No. 518 GO, Series A, FSA Insured, 5.00%, 2/01/24 ......................          5,000,000         5,089,550
                                                                                                                  ---------------
                                                                                                                      653,870,559
                                                                                                                  ---------------


                   124 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
    -----------------------------------------------                                            ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES 3.3%
    PUERTO RICO 2.9%
    Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ...........................................   $      1,545,000   $     1,652,934
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..........................................            580,000           622,642
       Refunding, FSA Insured, 5.00%, 7/01/23 ..............................................            955,000           968,809
       Refunding, FSA Insured, 5.125%, 7/01/30 .............................................            420,000           426,602
    Puerto Rico Electric Power Authority Power Revenue, Refunding,
       Series SS, MBIA Insured, 5.00%, 7/01/25 .............................................          5,000,000         5,065,200
       Series V, FGIC Insured, 5.25%, 7/01/30 ..............................................          5,000,000         5,052,100
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ....          1,000,000         1,019,820
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F,
       XLCA Insured, 5.25%, 7/01/25 ........................................................          2,500,000         2,519,575
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14  ............          1,060,000         1,061,123
    Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured, ETM,
       5.50%, 8/01/27 ......................................................................          1,000,000         1,111,010
                                                                                                                  ---------------
                                                                                                                       19,499,815
                                                                                                                  ---------------
    VIRGIN ISLANDS 0.4%
    Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
       10/01/20 ............................................................................          1,160,000         1,236,920
       10/01/21 ............................................................................          1,000,000         1,062,300
                                                                                                                  ---------------
                                                                                                                        2,299,220
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                           21,799,035
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $660,320,810) ........................................                          675,669,594
                                                                                                                  ---------------
    SHORT TERM INVESTMENT (COST $3,340,000) 0.5%
    MUNICIPAL BOND 0.5%
    MINNESOTA 0.5%
(b) St. Louis Park Health Care Facilities Revenue, Park Nicollet Health Service, Series B-2,
       Weekly VRDN and Put, 2.07%, 7/01/37 .................................................          3,340,000         3,340,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $663,660,810) 101.4% ...........................................                          679,009,594
    OTHER ASSETS, LESS LIABILITIES (1.4)% ..................................................                           (9,418,098)
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   669,591,496
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     Quarterly Statements of Investments |
                 See Notes to Statements of Investments. | 125

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS 96.7%
    MUNICIPAL BONDS 96.7%
    MISSOURI 84.7%
    Bi-State Development Agency Missouri Illinois Metropolitan District Revenue, Metrolink
       Cross County Project, Series B, FSA Insured, 5.00%, 10/01/32 ........................   $      4,500,000   $     4,600,935
    Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%,
       10/20/22 ............................................................................          1,515,000         1,580,615
    Cape Girardeau County IDA Health Care Facilities Revenue,
       Southeast Missouri Hospital Assn., 5.00%, 6/01/36 ...................................          7,500,000         6,461,700
       St. Francis Medical Center, Series A, 5.50%, 6/01/27 ................................          6,350,000         6,483,096
       St. Francis Medical Center, Series A, 5.50%, 6/01/32 ................................          5,000,000         5,065,200
    Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper
       Products, 5.30%, 5/15/28 ............................................................          6,875,000         6,950,694
    Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation
       Obligation, Series A, 5.75%, 10/01/33 ...............................................         10,290,000        10,977,269
    Curators of the University of Missouri System Facilities Revenue,
       Series A, 5.00%, 11/01/35 ...........................................................         22,395,000        22,951,516
       System Facilities, Refunding, Series A, 5.00%, 11/01/25 .............................         15,970,000        16,559,293
    Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 ......................................          1,000,000         1,053,170
    Florissant COP, FGIC Insured, 5.00%, 8/01/22 ...........................................          1,285,000         1,323,781
    Grandview COP, FGIC Insured, 5.00%, 1/01/23 ............................................          2,410,000         2,451,259
    Gravois Bluffs Transportation Development District Transportation Sales Tax Revenue,
       Refunding, 4.75%, 5/01/32 ...........................................................          5,000,000         4,530,000
    Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22 ......................          1,000,000           979,490
    Hickory County School District R-1 Skyline GO, Direct Deposit Program,
       6.05%, 3/01/20 ......................................................................            800,000           846,664
       Refunding, 6.05%, 3/01/20 ...........................................................            300,000           314,511
    Howard Bend Levee District Special Tax, Pre-Refunded,
       5.65%, 3/01/13 ......................................................................          1,000,000         1,037,540
       5.85%, 3/01/19 ......................................................................          4,000,000         4,156,040
    Jackson County Consolidated School District No. 2 GO, Direct Deposit Program, 5.20%,
       3/01/20 .............................................................................          2,000,000         2,118,680
    Jackson County Reorganized School District No. 7 Lee's Summit GO, Direct Deposit,
       Refunding and Improvement, FSA Insured, 5.00%, 3/01/21 ..............................          5,700,000         6,069,189
    Jackson County Special Obligation Revenue,
       Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28 ......................          2,500,000         2,591,075
       Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/29 ......................         26,925,000        27,770,445
       MBIA Insured, 5.00%, 12/01/27 .......................................................          3,105,000         3,172,565
    Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program, 6.00%,
       3/01/20 .............................................................................          1,025,000         1,083,917
    Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
       AMBAC Insured, 5.00%, 12/01/26 ......................................................          4,500,000         4,556,700
    Jefferson County Consolidated School District No. 006 Lease Participation COP, FSA
       Insured, 5.00%, 3/01/25 .............................................................          1,050,000         1,100,064
    Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
       5.50%, 2/15/29 ......................................................................          2,000,000         1,939,760
       5.75%, 2/15/35 ......................................................................          2,500,000         2,472,850
    Kansas City IDAR, Kansas City Missouri IDA, AMBAC Insured,
       5.00%, 12/01/24 .....................................................................          4,470,000         4,620,147
       4.50%, 12/01/32 .....................................................................         10,000,000         9,474,000
       5.00%, 12/01/32 .....................................................................         15,000,000        15,203,700


                   126 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI (CONTINUED)
    Kansas City Special Obligation Tax Allocation, East Village Project, Series B, Assured
       Guaranty, 5.00%, 4/15/31 ............................................................   $      4,760,000   $     4,867,624
    Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town
       Center Project, MBIA Insured, 5.00%, 7/01/27 ........................................          1,730,000         1,781,969
    Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
       12/01/14 ............................................................................            750,000           755,033
       12/01/26 ............................................................................            800,000           751,352
    Lee's Summit IDAR, John Knox Village Project, Pre-Refunded, 5.70%, 8/15/22 .............          1,500,000         1,667,370
    Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 ..........          1,995,000         2,061,693
    Lincoln University Auxiliary System Revenue, Assured Guaranty, 5.125%, 6/01/37 .........          1,500,000         1,544,085
    Metropolitan St. Louis Sewer District Wastewater System Revenue,
       Series A, MBIA Insured, 5.00%, 5/01/34 ..............................................         24,730,000        25,197,150
       Series C, MBIA Insured, 5.00%, 5/01/36 ..............................................         22,740,000        23,381,041
    Missouri Development Finance Board Cultural Facilities Revenue,
       Nelson Gallery Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 ..................          9,500,000         9,654,945
       Series B, 5.00%, 6/01/37 ............................................................         22,435,000        23,023,246
    Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
       Plum Point Project, MBIA Insured, 5.00%, 1/01/28 ....................................          5,235,000         5,267,614
       Plum Point Project, MBIA Insured, 5.00%, 1/01/34 ....................................         34,945,000        35,162,707
       Series A, AMBAC Insured, 5.00%, 1/01/32 .............................................         10,000,000         9,836,400
    Missouri School Board Assn. Lease COP, Republic R-3 School District Project, Refunding,
       FSA Insured, 6.00%, 3/01/16 .........................................................          2,220,000         2,223,796
    Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured,
       5.50%, 4/01/23 ......................................................................          1,200,000         1,271,928
    Missouri State Board of Public Buildings State Office Building, Special Obligation,
       Series A, 5.125%, 5/01/26 ...........................................................          3,960,000         4,084,304
    Missouri State Development Finance Board Infrastructure Facilities Revenue,
       Midtown Redevelopment Project, Series A, MBIA Insured, Pre-Refunded, 5.75%,
       4/01/22 .............................................................................         10,000,000        10,612,800
    Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater
       St. Louis Project, Series A, 5.40%, 9/01/18 .........................................          7,420,000         7,452,722
    Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and
       Gamble Paper Product, 5.20%, 3/15/29 ................................................          3,000,000         3,065,040
    Missouri State Environmental Improvement and Energy Resources Authority PCR, National
       Rural Assn., Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13 ............          2,100,000         2,105,460
    Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
       State Revolving Fund,
       Series A, 7.00%, 10/01/10 ...........................................................            375,000           375,829
       Series A, 6.55%, 7/01/14 ............................................................            890,000           892,652
       Series A, 5.75%, 1/01/16 ............................................................            150,000           150,359
       Series B, 7.125%, 12/01/10 ..........................................................            170,000           170,366
       Series B, 5.80%, 1/01/15 ............................................................            125,000           125,303
       Series B, 6.05%, 7/01/16 ............................................................            485,000           486,266
       Series B, 7.20%, 7/01/16 ............................................................            825,000           827,855
       Series B, 5.50%, 7/01/21 ............................................................            710,000           739,628
       Series B, Pre-Refunded, 5.50%, 7/01/21 ..............................................            730,000           782,567
    Missouri State GO,
       State Water Pollution Control, Series A, 5.00%, 6/01/26 .............................          3,785,000         3,867,134
       Stormwater Control, Series A, 5.00%, 6/01/26 ........................................          1,895,000         1,936,121


                   Quarterly Statements of Investments | 127

Franklin Tax-Free Trust

    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI (CONTINUED)
    Missouri State HDC,
       MFHR, FHA Insured, 8.50%, 12/01/29 ..................................................   $         40,000   $        40,836
       SFMR, Homeowner Loan, Series D, GNMA Secured, 6.125%, 3/01/28 .......................             70,000            70,307
       SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 ........................................            185,000           185,487
    Missouri State Health and Educational Facilities Authority Educational Facilities
       Revenue,
       Maryville University of St. Louis Project, Pre-Refunded, 6.50%, 6/15/22 .............          1,750,000         1,891,347
       Maryville University of St. Louis Project, Pre-Refunded, 6.75%, 6/15/30 .............          4,500,000         4,885,650
       Washington University, Refunding, Series B, 5.00%, 3/01/30 ..........................         14,000,000        14,203,000
       Washington University, Series A, 5.00%, 11/15/37 ....................................          9,150,000         9,252,571
       Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 .......................         13,550,000        14,518,689
       Webster University, MBIA Insured, 5.30%, 4/01/27 ....................................          8,000,000         8,188,800
    Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
       Freeman Health Systems Project, 5.25%, 2/15/28 ......................................          2,750,000         2,616,900
       Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%,
          8/15/21 ..........................................................................          4,585,000         4,599,213
       Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%,
          8/15/28 ..........................................................................          4,900,000         4,863,446
       Lake of the Ozarks General Hospital, 6.25%, 2/15/11 .................................            260,000           260,866
       Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 ......................            330,000           330,667
       Lake Regional Health Systems Project, 5.60%, 2/15/25 ................................          1,250,000         1,251,088
       Lake Regional Health Systems Project, 5.70%, 2/15/34 ................................          2,750,000         2,684,522
       St. Luke's Episcopal, 5.00%, 12/01/34 ...............................................          7,500,000         7,120,275
       St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 ...........          8,500,000         8,821,045
    Missouri State Health and Educational Facilities Authority Revenue,
       Educational Facilities, Washington University, Series A, 5.00%, 2/15/33 .............         15,125,000        15,428,105
       Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%,
          2/01/22 ..........................................................................          2,900,000         2,809,810
       Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%,
          2/01/27 ..........................................................................          2,700,000         2,528,739
       Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25 ........          1,500,000         1,406,310
       Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35 .......          4,655,000         4,369,835
       SSM Healthcare System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28 ........         16,385,000        17,670,239
    Missouri State Housing Development Commission Revenue, SF, Homeowner Loan, Series C-1,
       GNMA Secured,
       5.90%, 9/01/25 ......................................................................          1,040,000         1,058,013
       5.95%, 3/01/28 ......................................................................            745,000           750,550
    Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
       Series A-1, GNMA Secured, 4.75%, 9/01/32 ............................................          2,450,000         2,173,150
    Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 ..............          1,920,000         2,016,672
    North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
       5.00%, 11/15/20 .....................................................................          1,000,000         1,045,500
       5.00%, 11/15/21 .....................................................................          1,000,000         1,044,010
       5.00%, 11/15/22 .....................................................................          1,000,000         1,038,570
       5.00%, 11/15/28 .....................................................................          1,965,000         2,016,719
       5.125%, 11/15/33 ....................................................................          2,755,000         2,846,714
    Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural
       Education, Assured Guaranty, 5.00%, 3/01/27 .........................................          6,690,000         6,929,101
    Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39 ...          1,600,000         1,621,792


                   128 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI (CONTINUED)
    Riverside IDA, IDR, Riverside Horizons Project, Series A, ACA Insured, 5.00%,
       5/01/20 .............................................................................   $      1,500,000   $    1,463,145
       5/01/27 .............................................................................          2,000,000        1,813,340
    Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385
       Project, Refunding, Radian Insured, 5.00%, 3/01/27 ..................................          5,000,000        4,845,850
    Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
       5.625%, 8/15/18 .....................................................................          3,000,000        2,864,190
       5.70%, 8/15/28 ......................................................................          5,250,000        4,630,657
    Springfield Public Building Corp. Leasehold Revenue,
       Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 ..........................          2,600,000        2,696,928
       Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36 ................          5,000,000        5,046,100
       Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.125%, 6/01/21 ....          3,230,000        3,402,579
       Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.15%, 6/01/25 .....          3,645,000        3,840,044
    Springfield Public Utility Revenue, FGIC Insured, 4.75%, 8/01/34 .......................          5,000,000        4,897,000
    Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.85%,
       3/01/20 .............................................................................          1,500,000        1,582,425
    St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
       MBIA Insured, 5.25%, 12/01/28 .......................................................          1,000,000        1,028,530
    St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
       4/01/27 .............................................................................          1,330,000        1,346,000
    St. Louis Airport Revenue,
       Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/31 ...         18,835,000       20,202,421
       Lambert, Refunding, Series B, FSA Insured, 5.00%, 7/01/25 ...........................          9,420,000        9,249,875
       Lambert, St. Louis International Airport, Refunding, MBIA Insured, 5.50%, 7/01/29 ...          8,320,000        8,846,573
    St. Louis County IDA, MFHR,
       Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 ............................          1,095,000        1,077,480
       South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 ..........          1,250,000        1,260,612
    St. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA Secured,
       5.375%, 9/20/31 .....................................................................          3,310,000        3,361,305
    St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 ...............          1,500,000        1,347,585
    St. Louis Municipal Finance Corp. Leasehold Revenue,
       Carnahan Courthouse, Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/15/27 ..........          4,750,000        5,088,485
       City Justice Center, Series A, AMBAC Insured, 6.00%, 2/15/20 ........................          1,000,000        1,070,820
    St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured,
    5.00%,
       2/15/32 .............................................................................          8,075,000        8,205,411
       2/15/37 .............................................................................          7,800,000        7,898,202
    Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
       5.30%, 5/15/18 ......................................................................          3,000,000        3,005,940
       5.40%, 5/15/28 ......................................................................          1,500,000        1,421,085
    Taney County Reorganized School District GO, No. R-V Hollister, FSA Insured,
       Pre-Refunded,
       5.00%, 3/01/20 ......................................................................          1,300,000        1,411,072
    University of Missouri Revenues, System Facilities, Refunding, Series B, 5.00%,
       11/01/27 ............................................................................          7,865,000        8,055,018
    West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
       5.50%, 11/15/12 .....................................................................          1,000,000          992,200
       5.60%, 11/15/17 .....................................................................          1,700,000        1,667,003
       5.65%, 11/15/22 .....................................................................          1,500,000        1,384,275
                                                                                                                  ---------------
                                                                                                                      644,158,912
                                                                                                                  ===============


                   Quarterly Statements of Investments | 129

Franklin Tax-Free Trust

    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES 12.0%
    PUERTO RICO 11.3%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Pre-Refunded, 6.00%,
       7/01/26 .............................................................................   $      2,785,000   $     2,989,642
    Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.375%, 7/01/28 .....................................................................          1,975,000         1,989,082
       5.125%, 7/01/31 .....................................................................          5,000,000         4,923,300
       Pre-Refunded, 5.375%, 7/01/28 .......................................................          1,025,000         1,106,313
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       Pre-Refunded, 5.50%, 7/01/36 ........................................................         11,750,000        13,470,317
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series M, 5.00%, 7/01/37 .................................................          7,700,000         7,359,044
       Series D, Pre-Refunded, 5.375%, 7/01/36 .............................................          2,500,000         2,699,175
       Series G, Pre-Refunded, 5.00%, 7/01/42 ..............................................          1,580,000         1,723,812
    Puerto Rico Electric Power Authority Power Revenue,
       Series II, Pre-Refunded, 5.25%, 7/01/31 .............................................         10,000,000        10,977,700
       Series NN, Pre-Refunded, 5.125%, 7/01/29 ............................................          2,640,000         2,902,205
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
          7/01/22 ..........................................................................          2,500,000         2,501,275
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ................................................          2,150,000         2,166,705
       Series D, Pre-Refunded, 5.375%, 7/01/33 .............................................          5,885,000         6,353,858
       Series I, 5.00%, 7/01/36 ............................................................         14,450,000        13,942,516
       Series I, Pre-Refunded, 5.375%, 7/01/34 .............................................         10,000,000        10,994,900
                                                                                                                  ---------------
                                                                                                                       86,099,844
                                                                                                                  ---------------
    VIRGIN ISLANDS 0.7%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.40%, 10/01/12 .....................................................................          2,500,000         2,534,050
       5.50%, 10/01/22 .....................................................................          2,500,000         2,517,125
                                                                                                                  ---------------
                                                                                                                        5,051,175
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                           91,151,019
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $722,289,889) ........................................                          735,309,931
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 1.5%
    MUNICIPAL BONDS 1.5%
    MISSOURI 0.9%
(a) Missouri State Health and Educational Facilities Authority Educational Authority
       Revenue,
       St. Louis University, Refunding, Series A, MBIA Insured, Daily VRDN and Put, 1.75%,
          10/01/35 .........................................................................          1,295,000         1,295,000
(a) Missouri State Health and Educational Facilities Authority Educational Facilities
       Revenue,
       St. Louis University, Series A, MBIA Insured, Daily VRDN and Put, 1.75%, 10/01/35 ...          1,400,000         1,400,000
       Washington University, Series A, Daily VRDN and Put, 1.30%, 9/01/30 .................          1,035,000         1,035,000
(a) Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
       Cox Health System, Refunding, AMBAC Insured, Daily VRDN and Put, 2.10%, 6/01/22 .....            765,000           765,000
       Sisters Mercy Health, Refunding, Series A, Daily VRDN and Put, 1.30%, 6/01/16 .......          2,600,000         2,600,000
                                                                                                                  ---------------
                                                                                                                        7,095,000
                                                                                                                  ---------------


                   130 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORY
    PUERTO RICO 0.6%
(a) Puerto Rico Commonwealth GO, Refunding,
       Series A-6, Daily VRDN and Put, 1.00%, 7/01/33 ......................................   $        600,000   $       600,000
       Series A-8, Weekly VRDN and Put, 1.45%, 7/01/34 .....................................          2,500,000         2,500,000
(a) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
       Weekly VRDN and Put, 2.40%, 12/01/15 ................................................          1,400,000         1,400,000
                                                                                                                  ---------------
                                                                                                                        4,500,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $11,595,000) ........................................                           11,595,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $733,884,889) 98.2% ............................................                          746,904,931
    OTHER ASSETS, LESS LIABILITIES 1.8% ....................................................                           13,456,385
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   760,361,316
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                     Quarterly Statements of Investments |
                 See Notes to Statements of Investments. | 131

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS 95.5%
    MUNICIPAL BONDS 95.5%
    DELAWARE 1.0%
    Delaware River and Bay Authority Revenue,
       MBIA Insured, 5.00%, 1/01/27 ........................................................   $     10,000,000   $    10,262,500
       Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29 ...............................          4,000,000         4,250,760
                                                                                                                  ---------------
                                                                                                                       14,513,260
                                                                                                                  ---------------
    NEW JERSEY 67.1%
    Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
       MBIA Insured, ETM, 7.40%, 7/01/16 ...................................................          9,500,000        11,359,055
    Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board
       of Education Project, 5.00%, 4/01/32 ................................................          3,400,000         3,518,932
    Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31 ....          3,000,000         3,081,360
    Berhards Township School District GO, MBIA Insured, 5.00%, 7/15/30 .....................         10,038,000        10,947,874
    Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 ...................          1,975,000         2,011,972
    Branchburg Township Board of Education GO, FGIC Insured, Pre-Refunded, 5.00%,
       7/15/27 .............................................................................          1,300,000         1,383,876
       7/15/28 .............................................................................          1,365,000         1,453,070
       7/15/29 .............................................................................          1,440,000         1,532,909
    Cape May County Industrial Pollution Control Financing Authority Revenue, Atlantic City
       Electric Co., Refunding, Series A, MBIA Insured, 6.80%, 3/01/21 .....................          5,400,000         6,529,518
    Carteret Board of Education COP, MBIA Insured, Pre-Refunded, 5.75%, 1/15/30 ............          1,155,000         1,228,874
    East Orange GO, Water Utility, AMBAC Insured, Pre-Refunded, 5.70%,
       6/15/23 .............................................................................          1,200,000         1,213,428
       6/15/24 .............................................................................          1,385,000         1,400,498
       6/15/25 .............................................................................          1,465,000         1,481,393
    Egg Harbor Township School District GO,
       FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 .........................................          4,870,000         5,269,681
       MBIA Insured, Pre-Refunded, 5.00%, 4/01/29 ..........................................          3,195,000         3,516,161
       MBIA Insured, Pre-Refunded, 5.00%, 4/01/30 ..........................................          3,027,000         3,331,274
    Freehold Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%, 2/15/30 ....          1,500,000         1,590,315
    Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
       Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding,
       Series A, 6.85%, 12/01/29 ...........................................................          1,375,000         1,414,504
       Series B, 7.00%, 12/01/29 ...........................................................          1,250,000         1,288,588
    Hammonton School District GO, FGIC Insured, Pre-Refunded, 5.00%,
       8/01/26 .............................................................................          1,155,000         1,246,568
       8/01/27 .............................................................................          1,215,000         1,311,325
    Higher Education Student Assistance Authority Student Loan Revenue, Series A,
       MBIA Insured, 6.15%, 6/01/19 ........................................................          1,150,000         1,160,281
    Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 ....................          4,315,000         4,394,223
    Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%,
       5/01/27 .............................................................................          3,600,000         3,929,832
    Hudson County Improvement Authority Lease Revenue, County Secured, County Services
       Building Project, FSA Insured, 5.00%, 4/01/32 .......................................          3,895,000         4,049,709
    Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
       Series A, 6.125%, 1/01/29 ...........................................................          6,510,000         6,060,615
    Jackson Township School District GO, FGIC Insured, Pre-Refunded, 5.00%, 4/15/25 ........          3,000,000         3,220,650
    Jersey City GO, Series A, FSA Insured, Pre-Refunded, 5.625%, 3/01/20 ...................          1,000,000         1,066,020


                   132 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    Lafayette Yard Community Development Corp. Revenue, Hotel/Conference Center Project,
       Trenton Guaranteed, MBIA Insured, Pre-Refunded,
       6.00%, 4/01/29 ......................................................................   $      1,750,000   $     1,881,793
       5.80%, 4/01/35 ......................................................................          2,520,000         2,700,835
    Middlesex County COP, MBIA Insured,
       5.00%, 8/01/31 ......................................................................          3,250,000         3,288,578
       zero cpn., 6/15/24 ..................................................................          1,000,000           461,670
    Middlesex County Improvement Authority Revenue, Administration Building Residential
       Project, FNMA Insured,
       5.25%, 7/01/21 ......................................................................            750,000           777,945
       5.35%, 7/01/34 ......................................................................          1,575,000         1,588,687
    Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC Insured,
       Pre-Refunded, 5.00%, 2/01/26 ........................................................          1,000,000         1,059,370
    Morristown Parking Authority Parking Revenue, MBIA Insured, 5.00%,
       8/01/30 .............................................................................          1,815,000         1,870,013
       8/01/33 .............................................................................          2,630,000         2,705,770
    Mount Olive Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%,
       7/15/29 .............................................................................          7,875,000         8,660,768
    New Jersey EDA Lease Revenue, International Center for Public Health Project, University
       of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ............................          5,000,000         5,259,150
    New Jersey EDA Revenue,
       Cigarette Tax, 5.50%, 6/15/24 .......................................................          5,000,000         4,926,650
       Cigarette Tax, 5.75%, 6/15/34 .......................................................          5,000,000         4,868,350
       Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%,
          1/01/16 ..........................................................................          2,500,000         2,555,100
       Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 ................          5,110,000         5,253,182
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/27 .............          5,000,000         5,112,750
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .............         12,500,000        12,735,375
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .............         10,000,000        10,098,800
       Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ...................         21,740,000        22,111,102
       School Facilities Construction, Refunding, Series K, FGIC Insured, 5.25%, 12/15/21 ..         10,000,000        10,870,300
       School Facilities Construction, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
          6/15/21 ..........................................................................         10,000,000        10,673,900
       School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25  .............         16,500,000        16,595,865
       School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30 ...............         10,500,000        10,783,185
       School Facilities Construction, Series O, 5.125%, 3/01/28 ...........................          5,000,000         5,179,650
       School Facilities Construction, Series P, 5.00%, 9/01/30 ............................          5,250,000         5,400,518
       School Facilities Construction, Series P, MBIA Insured, 5.00%, 9/01/30  .............          5,480,000         5,603,136
       School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37 .............          5,000,000         5,133,800
   (a) School Facilities Construction, Series Y, 5.00%, 9/01/33 ............................          4,000,000         4,067,080
       Series U, 5.00%, 9/01/37 ............................................................          5,000,000         5,137,450
       Series U, FSA Insured, 5.00%, 9/01/32 ...............................................          2,000,000         2,073,260
       Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.25%,
          5/01/17 ..........................................................................          5,000,000         5,156,000
       Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.00%,
          5/01/18 ..........................................................................          2,000,000         2,057,920


                   Quarterly Statements of Investments | 133

Franklin Tax-Free Trust

    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding,
       AMBAC Insured, 5.75%, 3/15/20 .......................................................   $      4,605,000   $     4,612,414
    New Jersey EDA Water Facilities Revenue, Hackensack Water Co. Project, Refunding,
       Series A, MBIA Insured, 5.80%, 3/01/24 ..............................................          1,000,000         1,031,700
    New Jersey Health Care Facilities Financing Authority Revenue,
       Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25 ..........................          2,170,000         2,386,740
       Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 .............................          2,830,000         2,928,314
       Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27 .....................          8,000,000         7,960,720
       Atlanticare Regional Medical Center, 5.00%, 7/01/25 .................................          4,605,000         4,599,566
       Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37 ......................         19,490,000        18,879,768
       Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 ...................................          5,725,000         5,769,312
       Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 ..................          5,000,000         5,110,150
       Englewood Hospital, MBIA Insured, 5.00%, 8/01/31 ....................................          9,275,000         9,381,941
       Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 ................................          2,430,000         2,570,989
       Hackensack University Medical Center, 6.00%, 1/01/34 ................................         10,000,000        10,240,800
       Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31 ...          5,000,000         5,178,700
       Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36 ...          5,000,000         5,159,300
       Holy Name Hospital, 5.00%, 7/01/36 ..................................................          5,000,000         4,442,300
       Hunterdon Medical Center, Series A, 5.125%, 7/01/35 .................................          2,000,000         1,969,680
       Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 ...........................          7,000,000         7,021,840
       JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ................          7,855,000         7,868,511
       Medical Center at Princeton Obligation Group, AMBAC Insured, Pre-Refunded, 5.00%,
          7/01/28 ..........................................................................          6,785,000         6,869,066
       Meridian Health System Obligated Group, FSA Insured, 5.375%, 7/01/24 ................          6,500,000         6,667,700
       Meridian Health System Obligated Group, FSA Insured, 5.25%, 7/01/29  ................         20,000,000        20,421,800
       Meridian Health System Obligated Group, Series I, Assured Guaranty, 5.00%, 7/01/38 ..         10,000,000        10,134,000
       Robert Wood Johnson University Hospital, 5.75%, 7/01/25 .............................          5,000,000         5,150,300
       Somerset Medical Center, 5.75%, 7/01/28 .............................................         11,000,000        10,127,700
       South Jersey Hospital, 5.00%, 7/01/36 ...............................................         10,000,000         9,734,800
       South Jersey Hospital, 5.00%, 7/01/46 ...............................................         27,200,000        25,954,784
       South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 ................................         10,000,000        11,066,500
       South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 .................................         18,600,000        20,672,040
       Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 .........................          2,000,000         2,013,640
       St. Barnabas Health Care System, Series A, 5.00%, 7/01/29 ...........................         12,000,000        11,101,200
       St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%,
          7/01/16 ..........................................................................          1,000,000         1,002,390
       St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 6.00%,
          7/01/26 ..........................................................................          1,000,000         1,002,570
       St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/26 ...............................          3,355,000         3,289,007
       St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/27 ...............................          3,345,000         3,253,514
       St. Peter's University Hospital, Refunding, Series A, 6.875%, 7/01/30 ...............          1,500,000         1,531,005
       New Jersey State Educational Facilities Authority Revenue,
       Capital Improvement Funding Project, Series A, FSA Insured, Pre-Refunded, 5.00%,
          9/01/20 ..........................................................................          8,000,000         8,469,040
       FGIC Insured, Pre-Refunded, 5.50%, 7/01/30 ..........................................          6,615,000         7,034,457
       Kean University, Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/30 ...............          5,240,000         5,804,138
       Kean University, Series D, FGIC Insured, 5.00%, 7/01/39 .............................         15,395,000        15,675,497


                    134 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    New Jersey State Educational Facilities Authority Revenue, (continued)
       Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33 ...............   $     10,000,000   $    10,836,800
       Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31 ......         16,000,000        16,329,600
       Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36 ......         20,000,000        20,344,800
       Montclair State University, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31 ....          5,000,000         5,334,000
       Princeton University, Refunding, Series A, 5.00%, 7/01/30 ...........................          5,000,000         5,174,400
       Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29 ........................          1,000,000         1,099,220
       Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
          7/01/25 ..........................................................................          1,000,000         1,068,330
       Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
          7/01/31 ..........................................................................          1,500,000         1,602,495
       Ramapo College of New Jersey, Series D, MBIA Insured, Pre-Refunded, 5.00%,
          7/01/36 ..........................................................................          6,745,000         7,471,167
       Ramapo College of New Jersey, Series E, FGIC Insured, Pre-Refunded, 5.00%,
          7/01/34 ..........................................................................          2,000,000         2,181,140
       Refunding, Series D, 5.00%, 7/01/27 .................................................          1,325,000         1,282,229
       Refunding, Series D, 5.00%, 7/01/33 .................................................          1,000,000           942,740
       Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28 ........          2,370,000         2,439,583
       Rowan University, Refunding, Series C, FGIC Insured, 5.00%, 7/01/31 .................          1,505,000         1,523,737
       Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24 ................          1,755,000         1,819,444
       Rowan University, Series C, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31 ..............            495,000           532,620
       Rowan University, Series K, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27 ..............          1,000,000         1,077,350
       Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 ..............          1,870,000         1,905,642
       Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34 ................          4,750,000         4,460,393
       Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18 ................            590,000           594,018
       Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28 ................            865,000           810,790
       Stevens Institute of Technology, Series I, Pre-Refunded, 5.00%, 7/01/18 .............            510,000           516,283
       Stevens Institute of Technology, Series I, Pre-Refunded, 5.00%, 7/01/28 .............            710,000           718,747
       University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 ..........          2,700,000         2,719,035
(b) New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
       1/01/10 .............................................................................          3,665,000         3,804,307
    New Jersey State Housing and Mortgage Finance Agency MFHR,
       Series A1, FSA Insured, 6.35%, 11/01/31 .............................................          2,000,000         2,031,500
       Series B, FSA Insured, 6.25%, 11/01/26 ..............................................            970,000           987,237
       Series D, FSA Insured, 5.50%, 5/01/22 ...............................................            785,000           791,311
       Series E1, FSA Insured, 5.70%, 5/01/20 ..............................................          2,595,000         2,641,295
       Series E1, FSA Insured, 5.75%, 5/01/25 ..............................................          1,165,000         1,184,339
    New Jersey State Housing and Mortgage Finance Agency Revenue, Home Buyer,
       Series CC, MBIA Insured, 5.875%, 10/01/31 ...........................................          1,025,000         1,033,979
       Series U, MBIA Insured, 5.85%, 4/01/29 ..............................................          3,105,000         3,121,984
    New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants,
       Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 ..............................          2,000,000         2,100,580
    New Jersey State Transportation Trust Fund Authority Revenue,
       Capital Appreciation, Transportation System, Series C, FSA Insured, zero cpn.,
          12/15/33 .........................................................................         10,000,000         2,710,000
       Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34 .....................         10,000,000        10,251,400
       Transportation System, Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ........         10,000,000        10,762,500
       Transportation System, Series D, FSA Insured, 5.00%, 6/15/20 ........................          7,000,000         7,407,610


                    Quarterly Statements of Investments | 135

Franklin Tax-Free Trust

    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    New Jersey State Turnpike Authority Turnpike Revenue,
       Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
          5.15% thereafter, 1/01/35 ........................................................   $      7,500,000   $     5,435,850
       Series A, AMBAC Insured, 5.00%, 1/01/30 .............................................         13,500,000        13,729,230
       Series A, FGIC Insured, 5.00%, 1/01/27 ..............................................          6,500,000         6,639,880
       Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ................................          7,500,000         7,880,550
       Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ................................         16,300,000        17,101,960
       Series C, FSA Insured, 5.00%, 1/01/35 ...............................................         22,675,000        23,261,375
    Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
       Pre-Refunded,
       5.00%, 1/01/26 ......................................................................          3,245,000         3,542,729
       5.50%, 1/01/27 ......................................................................          3,240,000         3,619,404
       5.50%, 1/01/28 ......................................................................          2,000,000         2,234,200
       5.00%, 1/01/34 ......................................................................         29,155,000        31,829,971
       5.00%, 1/01/37 ......................................................................          3,965,000         4,328,789
    North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
       8/01/22 .............................................................................          1,000,000         1,025,460
       8/01/31 .............................................................................          1,000,000         1,017,160
    Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
       4/01/21 .............................................................................          2,155,000         2,290,679
       4/01/22 .............................................................................          2,142,000         2,276,860
    Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
       Project, Series A, FSA Insured, 5.00%, 4/15/35 ......................................          1,375,000         1,404,549
    Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E,
       AMBAC Insured, 5.75%, 12/01/22 ......................................................          8,925,000         9,288,515
    Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 ............................          1,000,000         1,015,510
    Salem County Improvement Authority Revenue, City Guaranteed, Finlaw State Office
       Building, FSA Insured, 5.25%,
       8/15/32 .............................................................................          1,400,000         1,467,522
       8/15/38 .............................................................................          1,625,000         1,695,931
    South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured,
       5.00%, 11/01/29 .....................................................................         12,000,000        12,134,280
    Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 6.00%, 6/01/37 ............         13,000,000        14,446,510
    Trenton GO, FSA Insured, 5.00%, 7/15/23 ................................................          5,015,000         5,308,177
    Union County Utilities Authority Solid Waste Revenue, Sub Lease, Ogden Martin,
       Refunding, Series A, AMBAC Insured, 5.35%, 6/01/23 ..................................          2,345,000         2,351,120
    University of Medicine and Dentistry COP,
       AMBAC Insured, 5.00%, 4/15/32 .......................................................          4,625,000         4,634,620
       MBIA Insured, 5.00%, 6/15/29 ........................................................          2,090,000         2,102,937
       MBIA Insured, 5.00%, 6/15/36 ........................................................         18,000,000        17,892,180
       Series A, MBIA Insured, 5.00%, 9/01/22 ..............................................          1,700,000         1,734,459
    University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
       12/01/24 ............................................................................          2,500,000         2,537,125
       12/01/31 ............................................................................         29,395,000        29,429,980
    Upper Freehold Regional School District GO, MBIA Insured, Pre-Refunded, 5.00%,
       2/15/35 .............................................................................          8,730,000         9,642,110


                    136 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    West Orange County Board of Education COP, MBIA Insured, Pre-Refunded, 5.625%,
       10/01/29 ............................................................................   $      2,000,000   $     2,110,500
    Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 ...................................          1,220,000         1,246,364
                                                                                                                  ---------------
                                                                                                                      958,997,441
                                                                                                                  ---------------

    NEW YORK 6.5%
    Port Authority of New York and New Jersey Revenue, Consolidated,
       One Hundred Forty-Eighth Series, FSA Insured, 5.00%, 8/15/34 ........................         10,000,000        10,334,500
       One Hundred Forty-Eighth Series, FSA Insured, 5.00%, 8/15/37 ........................          5,000,000         5,155,850
       One Hundred Forty-Fourth Series, 5.00%, 10/01/29 ....................................         20,000,000        20,630,600
       One Hundred Forty-Ninth Series, 5.00%, 11/15/31 .....................................         20,000,000        20,606,800
       One Hundred Twenty-Fifth Series, FSA Insured, 5.00%, 4/15/32 ........................         23,950,000        24,584,675
       Refunding, One Hundred Thirty-Fifth Series, XLCA Insured, 5.00%, 9/15/29 ............          3,900,000         4,038,255
    Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy
       International Air Terminal, MBIA Insured, 5.75%, 12/01/22 ...........................          8,000,000         8,171,920
                                                                                                                  ---------------
                                                                                                                       93,522,600
                                                                                                                  ---------------

    PENNSYLVANIA 1.7%
    Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, MBIA Insured,
       5.00%, 7/01/35 ......................................................................          5,000,000         5,146,850
    Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
       1/01/22 .............................................................................          8,500,000         8,822,150
       1/01/26 .............................................................................         10,000,000        10,369,600
                                                                                                                  ---------------
                                                                                                                       24,338,600
                                                                                                                  ---------------

    U.S. TERRITORIES 19.2%
    PUERTO RICO 18.3%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/44 ......................................................................          4,100,000         4,285,771
    Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..........................................         13,655,000        14,658,916
       Refunding, FSA Insured, 5.125%, 7/01/30 .............................................          8,350,000         8,481,262
       Series A, 5.00%, 7/01/29 ............................................................         10,000,000         9,833,300
       Series A, Pre-Refunded, 5.00%, 7/01/27 ..............................................         11,555,000        12,448,779
       Series B, 5.00%, 7/01/35 ............................................................          1,825,000         1,751,745
       Series B, Pre-Refunded, 5.00%, 7/01/35 ..............................................          3,175,000         3,528,631
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
       Refunding, Series CC, FSA Insured, 5.25%, 7/01/34 ...................................          5,000,000         5,434,450
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series N, MBIA Insured, 5.25%, 7/01/32 ...................................         10,000,000        10,347,300
       Series B, Pre-Refunded, 6.00%, 7/01/39 ..............................................         10,000,000        10,777,000
       Series D, Pre-Refunded, 5.375%, 7/01/36 .............................................          5,000,000         5,398,350
       Series D, Pre-Refunded, 5.25%, 7/01/38 ..............................................          5,000,000         5,374,700
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation,
       Series A, ETM, 5.50%, 10/01/32 ......................................................          1,000,000         1,042,950
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
       7/01/37 .............................................................................          8,000,000         7,726,160


                    Quarterly Statements of Investments | 137

Franklin Tax-Free Trust

    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Electric Power Authority Power Revenue,
       Series II, Pre-Refunded, 5.25%, 7/01/31 .............................................   $     18,000,000   $    19,759,860
       Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ...............................         46,440,000        51,260,936
       Series TT, 5.00%, 7/01/32 ...........................................................         20,000,000        19,723,600
       Series TT, 5.00%, 7/01/37 ...........................................................         17,925,000        17,521,150
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33  ..........          1,000,000         1,001,720
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ................................................          6,830,000         6,883,069
       Refunding, Series N, 5.00%, 7/01/32 .................................................         20,000,000        19,188,400
       Series D, Pre-Refunded, 5.375%, 7/01/33 .............................................         18,170,000        19,617,604
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
       MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 ..........................................          5,000,000         5,303,650
                                                                                                                  ---------------
                                                                                                                      261,349,303
                                                                                                                  ---------------
    VIRGIN ISLANDS 0.9%
    Virgin Islands PFAR,
       Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 .....................          5,000,000         4,887,250
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 ..................          2,500,000         2,531,900
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ..................          3,045,000         3,080,353
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ..................          2,000,000         2,013,700
                                                                                                                  ---------------
                                                                                                                       12,513,203
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                          273,862,506
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $1,329,352,675) ......................................                        1,365,234,407
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 2.9%
    MUNICIPAL BONDS 2.9%
    NEW JERSEY 1.2%
(c) New Jersey EDA Revenue, first mortgage, Franciscan, Refunding, Weekly VRDN and Put,
       1.56%, 10/01/12 .....................................................................          4,115,000         4,115,000
(c) New Jersey EDA School Revenue, School Facilities Construction, Sub Series R-3, Daily
       VRDN and Put, 1.10%, 9/01/31 ........................................................          2,300,000         2,300,000
(c) New Jersey Sports and Exposition Revenue, Series C, MBIA Insured, Weekly VRDN and Put,
       2.65%, 9/01/24 ......................................................................          2,500,000         2,500,000
(c) Rutgers State University Revenue, Refunding, Series A, Daily VRDN and Put, 1.00%,
       5/01/18 .............................................................................          8,400,000         8,400,000
                                                                                                                  ---------------
                                                                                                                       17,315,000
                                                                                                                  ---------------
    U.S. TERRITORY 1.7%
    PUERTO RICO 1.7%
(c) Puerto Rico Commonwealth GO,
    Public Improvement, Refunding, Series A-3, FSA Insured, Daily VRDN and Put, 1.25%,
       7/01/29 .............................................................................          1,800,000         1,800,000
    Public Improvement, Refunding, Series A-4, FSA Insured, Daily VRDN and Put, 1.25%,
       7/01/31 .............................................................................          4,750,000         4,750,000
    Refunding, Series A-8, Weekly VRDN and Put, 1.45%, 7/01/34 .............................          1,000,000         1,000,000


                    138 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
    ----------------------------------------                                                   ----------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORY(CONTINUED)
    PUERTO RICO (CONTINUED)
(c) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
       MBIA Insured, Weekly VRDN and Put, 2.40%, 12/01/15 ..................................   $      6,800,000   $     6,800,000
(c) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, Weekly VRDN and Put, 1.70%, 7/01/28 ............................         10,000,000        10,000,000
                                                                                                                  ---------------
                                                                                                                       24,350,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $41,665,000) ........................................                           41,665,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $1,371,017,675) 98.4% ..........................................                        1,406,899,407
    OTHER ASSETS, LESS LIABILITIES 1.6% ....................................................                           23,272,099
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $ 1,430,171,506
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a)  Security purchased on a when-issued basis.

(b) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                   See Notes to Statements of Investments. |
                    Quarterly Statements of Investments | 139

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
    --------------------------------------------                                               ----------------   ---------------
    LONG TERM INVESTMENTS 97.3%
    MUNICIPAL BONDS 97.3%
    NORTH CAROLINA 82.9%
    Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%,
       10/01/38 ............................................................................   $      7,600,000   $     6,915,544
    Appalachian State University Revenue, Refunding, MBIA Insured, 5.00%, 7/15/30 ..........          2,000,000         2,050,420
    Asheville Water System Revenue,
       FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ...........................................          1,000,000         1,070,090
       MBIA Insured, 5.00%, 8/01/32 ........................................................          2,110,000         2,164,438
    Broad River Water Authority Water System Revenue, MBIA Insured, Pre-Refunded, 5.375%,
       6/01/26 .............................................................................          1,000,000         1,069,080
    Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
       4/01/27 .............................................................................          1,500,000         1,553,505
       4/01/28 .............................................................................          1,750,000         1,807,872
       4/01/31 .............................................................................          6,320,000         6,537,850
    Buncombe County COP, MBIA Insured, 5.00%, 4/01/22 ......................................          1,000,000         1,041,990
    Buncombe County Metropolitan Sewer District Sewer System Revenue, FSA Insured,
       Pre-Refunded, 5.00%, 7/01/29 ........................................................          5,000,000         5,220,200
    Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33 .......          7,405,000         7,659,510
    Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19 ....          5,115,000         5,197,710
    Charlotte Airport Revenue,
       Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%,
       7/01/32 .............................................................................         21,680,000        21,804,877
       Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%,
       7/01/36 .............................................................................         13,085,000        13,122,292
       Series A, MBIA Insured, 5.00%, 7/01/29 ..............................................          5,000,000         5,062,500
       Series A, MBIA Insured, 5.00%, 7/01/34 ..............................................         15,130,000        15,255,579
       Series B, MBIA Insured, 6.00%, 7/01/24 ..............................................          4,000,000         4,075,320
       Series B, MBIA Insured, 6.00%, 7/01/28 ..............................................          6,300,000         6,412,014
    Charlotte COP,
       Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25 .........................          7,230,000         7,862,480
       Governmental Facilities Projects, Series G, 5.00%, 6/01/28 ..........................          3,000,000         3,056,970
       (a) Refunding, 5.00%, 6/01/33 .......................................................          2,500,000         2,559,250
       Transit Projects, Phase II, Series E, 5.00%, 6/01/35 ................................         11,000,000        11,181,610
    Charlotte GO, Series C, 5.00%, 7/01/27 .................................................          2,010,000         2,073,375
    Charlotte Storm Water Fee Revenue,
       5.00%, 6/01/35 ......................................................................         10,000,000        10,285,100
       Refunding, 5.00%, 6/01/25 ...........................................................          1,000,000         1,032,960
    Charlotte Water and Sewer System Revenue,
       5.125%, 6/01/26 .....................................................................          6,000,000         6,219,840
       Pre-Refunded, 5.25%, 6/01/24 ........................................................          3,000,000         3,131,640
       Pre-Refunded, 5.25%, 6/01/25 ........................................................          3,950,000         4,213,307
    Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
    HealthCare System,
       Refunding, Series A, 5.00%, 1/15/31 .................................................          3,865,000         3,838,911
       Series A, FSA Insured, 5.00%, 1/15/23 ...............................................          7,780,000         8,105,671
       Series A, Pre-Refunded, 5.00%, 1/15/31 ..............................................          1,135,000         1,208,923
    Chatham County COP, AMBAC Insured, 5.00%, 6/01/34 ......................................          5,000,000         5,102,300


                   140 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
    --------------------------------------------                                               ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA (CONTINUED)
    Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue,
       International Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 ...............   $      1,450,000   $     1,452,030
    Cumberland County COP, Civic Center Project, Refunding, AMBAC Insured, 5.00%,
       12/01/18 ............................................................................          3,000,000         3,048,720
    Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and Mental
       Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 ..................................          5,000,000         5,422,100
    Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
       Pre-Refunded, 5.25%, 10/01/29 .......................................................          5,250,000         5,503,837
    Dare County COP,
       AMBAC Insured, 5.125%, 6/01/21 ......................................................            650,000           684,236
       AMBAC Insured, 5.00%, 6/01/23 .......................................................          3,000,000         3,084,930
       AMBAC Insured, 5.00%, 6/01/29 .......................................................          5,295,000         5,429,864
       FGIC Insured, 5.00%, 6/01/23 ........................................................          2,655,000         2,748,350
    Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 ..................          1,670,000         1,728,834
    Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 .....................................          1,250,000         1,272,700
    Gastonia Combined Utilities System Revenue,
       FSA Insured, 5.00%, 5/01/25 .........................................................          1,000,000         1,020,830
       MBIA Insured, Pre-Refunded, 5.625%, 5/01/19 .........................................          1,000,000         1,071,280
    Greensboro Enterprise System Revenue, Series A, Pre-Refunded, 5.125%,
       6/01/21 .............................................................................            390,000           420,954
       6/01/22 .............................................................................            350,000           377,780
    Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24 ....          1,320,000         1,320,079
    Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp.
       Project, 5.45%, 11/01/33 ............................................................          4,000,000         3,433,520
       Refunding, 6.45%, 11/01/29 ..........................................................          3,900,000         3,994,497
    Harnett County COP, FSA Insured, 5.125%, 12/01/23 ......................................          1,000,000         1,053,780
    Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%,
       3/01/21 .............................................................................          1,000,000         1,035,950
    High Point Combined Enterprise System Revenue, FGIC Insured, 5.00%, 11/01/31 ...........         11,000,000        11,235,290
    Iredell County COP, Iredell County School Project, FSA Insured,
       5.125%, 6/01/27 .....................................................................          4,000,000         4,215,880
       5.00%, 6/01/28 ......................................................................          1,000,000         1,039,880
(a) Johnston Memorial Hospital Authority Mortgage Revenue, FSA Insured, 5.25%,
          10/01/36 .........................................................................          7,000,000         7,155,890
    Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 ....................          3,000,000         3,077,850
    Nash Health Care System Health Care Facilities Revenue, FSA Insured, 5.00%, 11/01/30 ...          2,250,000         2,260,777
    New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%,
       12/01/22 ............................................................................          5,000,000         5,196,650
    North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
       Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33 ........          3,000,000         2,924,820
       Meredith College, AMBAC Insured, ETM, 4.875%, 6/01/24 ...............................          1,000,000         1,022,160
    North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,
       Refunding, Series A, 5.00%, 10/01/41 ................................................         17,000,000        17,396,440
       Refunding, Series B, 4.75%, 7/01/42 .................................................         10,000,000         9,949,400
       Series A, 5.00%, 10/01/39 ...........................................................          5,815,000         5,973,982
       Series A, Pre-Refunded, 5.25%, 7/01/42 ..............................................         10,000,000        10,939,800


                    Quarterly Statements of Investments | 141

Franklin Tax-Free Trust

    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT       VALUE
    --------------------------------------------                                               ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA (CONTINUED)
    North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series A, 6.50%, 1/01/18 .................................................   $      3,000,000   $     3,432,300
       Refunding, Series A, 5.00%, 1/01/24 .................................................         10,000,000        10,022,200
       Refunding, Series A, 5.75%, 1/01/26 .................................................         10,000,000        10,185,900
       Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21 ..................................         11,555,000        11,788,180
       Series D, 6.75%, 1/01/26 ............................................................          5,000,000         5,194,700
    North Carolina HFA, SFR, Series AA, 6.25%, 3/01/17 .....................................            225,000           225,853
    North Carolina HFAR,
       MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 ...................          1,015,000         1,015,508
       MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 ..............................          1,245,000         1,245,149
       MF, Refunding, Series J, 5.45%, 7/01/17 .............................................          1,840,000         1,859,265
       Refunding, Series F, 6.70%, 1/01/27 .................................................          1,240,000         1,240,124
       SF, Refunding, Series DD, 6.20%, 9/01/27 ............................................            690,000           691,325
       SF, Series JJ, 6.45%, 9/01/27 .......................................................          1,250,000         1,253,288
       SFR, Series RR, 5.85%, 9/01/28 ......................................................          1,310,000         1,314,952
    North Carolina Medical Care Commission Health Care Facilities Revenue,
       Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/18 ...........          1,000,000         1,013,130
       Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/24 ...........          5,500,000         5,564,845
       Refunding, FGIC Insured, 5.00%, 1/01/33 .............................................         12,805,000        12,961,861
       Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 .................            630,000           640,653
       Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 .................          1,220,000         1,224,904
       WakeMed Project, Series 2001, AMBAC Insured, 5.00%, 10/01/32 ........................          4,205,000         4,225,815
    North Carolina Medical Care Commission Health System Revenue,
       Catholic Health East Project, Series C, AMBAC Insured, 5.00%, 11/15/18 ..............          2,500,000         2,539,675
       Mission Health Combination, Refunding, FSA Insured, 5.00%, 10/01/36 .................          5,000,000         5,108,100
    North Carolina Medical Care Commission Hospital Revenue,
       Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12 ...........................          1,360,000         1,428,082
       Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 .................          1,920,000         2,108,026
       Halifax Regional Medical Center Project, 5.00%, 8/15/24 .............................          1,800,000         1,567,710
       Mission-St. Joseph's Health System Project, MBIA Insured, Pre-Refunded, 5.125%,
          10/01/28 .........................................................................          3,230,000         3,297,184
       Mission-St. Joseph's Health System Project, Refunding, MBIA Insured, 5.125%,
          10/01/28 .........................................................................          1,770,000         1,789,647
       Northeast Medical Center, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 ..............          1,580,000         1,712,720
       Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ...............................          2,780,000         2,810,080
       Southeastern Regional Medical Center, 6.25%, 6/01/29 ................................          4,000,000         4,113,840
       Southeastern Regional Medical Center, 5.375%, 6/01/32 ...............................          3,500,000         3,497,620
       Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 ............          1,090,000         1,090,818
       Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 .................         10,825,000        11,031,866
    North Carolina Medical Care Commission Revenue,
       Betsy Johnson Project, FSA Insured, 5.125%, 10/01/32 ................................          4,500,000         4,605,885
       Chatham Hospital Project, MBIA Insured, 5.25%, 2/01/31 ..............................          6,450,000         6,694,906
       Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/26 ............................          7,110,000         7,365,747
       Novant Health Obligation Group, MBIA Insured, 5.00%, 11/01/39 .......................          9,680,000         9,792,191
       Rowan Regional Medical Center, FSA Insured, 5.00%, 9/01/33 ..........................         25,970,000        26,625,483


                    142 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
    --------------------------------------------                                               ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA (CONTINUED)
    North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A,
       MBIA Insured,
       5.25%, 1/01/19 ......................................................................   $      5,000,000   $     5,235,350
       5.00%, 1/01/20 ......................................................................          2,000,000         2,043,580
    North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured,
       5.00%, 6/01/33 ......................................................................          1,500,000         1,531,170
    North Carolina State GO, Public Improvement, Series A, 4.50%, 3/01/26 ..................          6,855,000         6,898,941
    Northern Hospital District of Surry County Health Care Facilities Revenue,
       6.00%, 10/01/28 .....................................................................          1,000,000         1,007,280
       6.25%, 10/01/38 .....................................................................          2,000,000         2,021,720
    Oak Island Enterprise System Revenue, Series A, MBIA Insured, 5.00%, 6/01/33 ...........          5,000,000         5,086,550
    Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital
       Project, MBIA Insured, 5.00%,
       4/01/31 .............................................................................          6,120,000         6,240,686
       10/01/34 ............................................................................          6,000,000         6,105,900
    Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A,
       MBIA Insured, 5.00%, 6/01/33 ........................................................          7,500,000         7,689,750
    Pasquotank County COP, MBIA Insured, 5.00%, 6/01/25 ....................................          1,400,000         1,439,368
    Piedmont Triad Airport Authority Airport Revenue, Series A, FSA Insured, Pre-Refunded,
       6.00%,
       7/01/24 .............................................................................          5,745,000         6,058,907
    Pitt County COP, School Facilities Project,
       Series A, FSA Insured, Pre-Refunded, 5.25%, 4/01/25 .................................          1,670,000         1,773,523
       Series B, AMBAC Insured, 5.00%, 4/01/29 .............................................          2,500,000         2,544,050
       Series B, FSA Insured, Pre-Refunded, 5.50%, 4/01/25 .................................          1,000,000         1,066,430
    Raleigh Combined Enterprise System Revenue,
       5.00%, 3/01/31 ......................................................................         10,360,000        10,603,046
       Series A, 5.00%, 3/01/36 ............................................................          6,000,000         6,162,300
    Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29 ...................          6,070,000         6,200,566
    Raleigh-Durham Airport Authority Airport Revenue, Series A,
       AMBAC Insured, 5.00%, 5/01/30 .......................................................         14,060,000        14,264,292
       FGIC Insured, 5.00%, 11/01/25 .......................................................          6,480,000         6,592,363
       FGIC Insured, 5.00%, 11/01/31 .......................................................          8,000,000         8,064,560
    Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 .........................          5,500,000         5,768,290
    Union County COP, AMBAC Insured, 5.00%, 6/01/30 ........................................          5,000,000         5,105,650
    University of North Carolina at Ashville Revenue, General, Refunding, Series A,
       AMBAC Insured,
    5.00%, 6/01/27 .........................................................................          1,200,000         1,223,892
    University of North Carolina at Charlotte Revenue, General, Series B, FSA Insured,
       5.00%,
       4/01/32 .............................................................................          5,000,000         5,154,400
    University of North Carolina at Wilmington COP, Student Housing Project,
       Assured Guaranty, 5.00%, 6/01/32 ....................................................          5,000,000         5,150,650
       FGIC Insured, 5.00%, 6/01/26 ........................................................          1,655,000         1,686,644
       FGIC Insured, 5.00%, 6/01/27 ........................................................          1,740,000         1,768,640
       FGIC Insured, 5.00%, 6/01/29 ........................................................          1,915,000         1,933,844
       FGIC Insured, 5.00%, 6/01/37 ........................................................         11,350,000        11,409,360


                    Quarterly Statements of Investments | 143

Franklin Tax-Free Trust

    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
    --------------------------------------------                                               ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA (CONTINUED)
    University of North Carolina Greensboro Revenue,
       Housing and Dining System, Series G, MBIA Insured, Pre-Refunded, 6.00%, 4/01/26 .....   $      2,040,000   $     2,193,632
       Series A, FSA Insured, 5.00%, 4/01/26 ...............................................          4,940,000         5,067,501
    University of North Carolina System Pool Revenue,
       AMBAC Insured, 5.00%, 4/01/29 .......................................................          2,500,000         2,563,275
       Series A, AMBAC Insured, 5.00%, 4/01/27 .............................................          1,430,000         1,459,415
       Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27 ...............................            670,000           724,793
       Series A, Assured Guaranty, 5.00%, 10/01/33 .........................................          5,000,000         5,170,900
       Series A, MBIA Insured, 5.00%, 10/01/33 .............................................          6,250,000         6,386,187
    University of North Carolina University Revenues,
       5.00%, 12/01/28 .....................................................................          1,000,000         1,027,510
       General, Refunding, Series A, 5.00%, 12/01/34 .......................................         11,460,000        11,806,207
       Series A, 5.00%, 12/01/25 ...........................................................          4,000,000         4,091,320
       University of North Carolina Chapel Hill, Refunding, 5.00%, 12/01/31 ................          9,000,000         9,344,520
    Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co.
       Project, Refunding, 5.375%, 2/01/17 ................................................          8,000,000         8,312,160
    Western Carolina University Research and Development Corp. COP, Western Carolina
       University Student Housing, Assured Guaranty, 5.00%, 6/01/39 ........................          5,000,000         5,126,500
    Wilkes County COP,
       MBIA Insured, 5.00%, 6/01/31 ........................................................          4,295,000         4,379,998
       MBIA Insured, 5.00%, 6/01/36 ........................................................          6,085,000         6,181,082
       Public Improvements Project, FSA Insured, 5.375%, 12/01/20 ..........................          1,000,000         1,052,800
    Wilmington COP,
       AMBAC Insured, 5.00%, 9/01/29 .......................................................          1,000,000         1,024,140
       Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32 ..................................          5,310,000         5,413,492
       Series A, 5.00%, 6/01/33 ............................................................          6,000,000         6,118,200
       Series A, 5.00%, 6/01/38 ............................................................          7,625,000         7,743,797
    Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%,
       6/01/28 .............................................................................            700,000           723,030
       6/01/33 .............................................................................          1,000,000         1,023,260
    Wilmington Water and Sewer System Revenue, Refunding, FSA Insured, 5.00%, 6/01/34 ......          8,565,000         8,819,466
    Winston-Salem Water and Sewer System Revenue,
       Pre-Refunded, 5.125%, 6/01/20 .......................................................          2,500,000         2,698,425
       Refunding, Series A, 5.00%, 6/01/32 .................................................          7,590,000         7,845,403
                                                                                                                  ---------------
                                                                                                                      740,794,465
                                                                                                                  ---------------
    U.S. TERRITORIES 14.4%
    PUERTO RICO 14.0%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.50%, 5/15/39 ...........................................................          7,000,000         6,565,930
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/38 ......................................................................          2,100,000         2,211,846
    Puerto Rico Commonwealth GO,
       Public Improvement, FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ......................          4,805,000         5,158,264
       Public Improvement, Refunding, FSA Insured, 5.125%, 7/01/30 .........................          3,445,000         3,499,155


                   144 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
    --------------------------------------------                                               ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Commonwealth GO, (continued)
       Public Improvement, Refunding, Series A, 5.50%, 7/01/32 .............................   $      5,000,000   $     5,077,050
       Public Improvement, Series A, 5.375%, 7/01/28 .......................................          4,925,000         4,960,115
       Public Improvement, Series A, 5.125%, 7/01/31 .......................................          3,265,000         3,214,915
       Public Improvement, Series A, Pre-Refunded, 5.375%, 7/01/28 .........................          2,405,000         2,595,789
       Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31 .........................          1,000,000         1,071,990
       Series A, 5.00%, 7/01/26 ............................................................          8,050,000         7,899,465
       Series A, 5.25%, 7/01/37 ............................................................          5,000,000         4,962,900
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ...................................             85,000            85,146
       Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ....................................          3,060,000         3,093,568
       Refunding, Series H, 5.00%, 7/01/35 .................................................          1,490,000         1,419,896
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/38 ................................          1,915,000         1,938,727
       Series D, Pre-Refunded, 5.375%, 7/01/36 .............................................          5,000,000         5,398,350
       Series D, Pre-Refunded, 5.25%, 7/01/38 ..............................................          3,000,000         3,224,820
       Series H, Pre-Refunded, 5.00%, 7/01/35 ..............................................          2,790,000         3,043,946
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31 .......................................................          8,000,000         7,956,320
    Puerto Rico Electric Power Authority Power Revenue,
       Series II, Pre-Refunded, 5.25%, 7/01/31 .............................................          6,000,000         6,586,620
       Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ...............................          5,000,000         5,467,400
       Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ...............................          3,000,000         3,311,430
       Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ...............................          1,000,000         1,103,810
       Series TT, 5.00%, 7/01/32 ...........................................................         10,100,000         9,960,418
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ................................................          1,790,000         1,803,908
       Refunding, Series N, 5.00%, 7/01/32 .................................................         10,000,000         9,594,200
       Series D, Pre-Refunded, 5.375%, 7/01/33 .............................................          5,210,000         5,625,081
       Series I, 5.00%, 7/01/36 ............................................................          2,405,000         2,320,536
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
       Pre-Refunded, 5.70%, 8/01/25 ........................................................          5,000,000         5,245,650
                                                                                                                  ---------------
                                                                                                                      124,397,245
                                                                                                                  ---------------
    VIRGIN ISLANDS 0.4%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.50%, 10/01/18 .....................................................................          2,000,000         2,023,220
       5.625%, 10/01/25 ....................................................................          1,575,000         1,590,041
                                                                                                                  ---------------
                                                                                                                        3,613,261
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                          128,010,506
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $858,071,354) ........................................                          868,804,971
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 145

Franklin Tax-Free Trust

    FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
    --------------------------------------------                                               ----------------   ---------------
    SHORT TERM INVESTMENTS 2.0%
    MUNICIPAL BONDS 2.0%
    NORTH CAROLINA 2.0%
(b) Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
       HealthCare System,
       Refunding, Series B, Daily VRDN and Put, 1.30%, 1/15/26 .............................   $      4,100,000   $     4,100,000
       Series B, Weekly VRDN and Put, 1.58%, 1/15/26 .......................................          4,900,000         4,900,000
(b) Mecklenburg County GO, Series B, Weekly VRDN and Put, 1.58%, 2/01/26 ...................            800,000           800,000
(b) North Carolina Medical Care Commission Hospital Revenue, Lexington Memorial Hospital
       Project, Refunding, Daily VRDN and Put, 1.30%, 4/01/10 ..............................          2,750,000         2,750,000
(b) North Carolina State GO, Refunding, Series B, Weekly VRDN and Put, 1.50%, 6/01/19 ......          5,700,000         5,700,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $18,250,000) ........................................                           18,250,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $876,321,354) 99.3% ............................................                          887,054,971
    OTHER ASSETS, LESS LIABILITIES 0.7% ....................................................                            6,539,537
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   893,594,508
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                  146 | See Notes to Statements of Investments.
                      | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS 96.6%
    MUNICIPAL BONDS 96.6%
    OHIO 93.8%
    Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
       Children's Hospital Center, FSA Insured, 5.00%, 11/15/22 ............................   $      5,000,000   $     5,172,900
    Akron GO, Improvement, FGIC Insured, 5.00%,
       12/01/20 ............................................................................          2,150,000         2,242,128
       12/01/21 ............................................................................          2,255,000         2,343,779
       12/01/22 ............................................................................          1,185,000         1,225,776
    Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
       12/01/22 ............................................................................          2,460,000         2,544,649
       12/01/24 ............................................................................          3,200,000         3,292,768
       12/01/33 ............................................................................          8,005,000         8,127,797
    Anthony Wayne Local School District GO,
       Refunding, FSA Insured, 5.00%, 12/01/24 .............................................          3,200,000         3,303,776
       School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.65%,
          12/01/21 .........................................................................          1,845,000         2,009,851
       School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.70%,
          12/01/25 .........................................................................          2,335,000         2,546,458
       School Facilities Construction and Improvement, Refunding, FSA Insured, 5.65%,
          12/01/21 .........................................................................            645,000           684,526
       School Facilities Construction and Improvement, Refunding, FSA Insured, 5.125%,
          12/01/30 .........................................................................          2,535,000         2,596,347
    Athens City School District GO, School Facilities Construction and Improvement,
       FSA Insured, Pre-Refunded, 6.00%, 12/01/24 ..........................................          2,345,000         2,574,294
    Aurora City School District COP, MBIA Insured, Pre-Refunded,
       6.10%, 12/01/19 .....................................................................          1,825,000         1,950,177
       6.15%, 12/01/24 .....................................................................          1,670,000         1,785,764
    Austintown Local School District GO, School Improvement, FSA Insured, 5.125%,
       12/01/30 ............................................................................          7,715,000         8,041,113
    Avon Lake City School District GO, FGIC Insured, Pre-Refunded, 5.50%, 12/01/26 .........          4,000,000         4,278,080
    Avon Lake Water System Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
       10/01/26 ............................................................................          2,020,000         2,176,813
    Avon Local School District GO, School Improvement, MBIA Insured, Pre-Refunded, 5.25%,
       12/01/23 ............................................................................          1,000,000         1,110,470
       12/01/29 ............................................................................          2,295,000         2,548,529
    Bluffton Exempted Village School District GO, Improvement, AMBAC Insured, 5.50%,
       12/01/28 ............................................................................          1,190,000         1,419,444
    Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
       9/20/36 .............................................................................          2,940,000         2,984,335
    Brookfield Local School District GO, School Facilities Improvement, FSA Insured, 5.25%,
       1/15/36 .............................................................................          1,300,000         1,363,960
    Brookville Local School District GO, FSA Insured, Pre-Refunded,
       5.25%, 12/01/22 .....................................................................          1,075,000         1,193,755
       5.00%, 12/01/31 .....................................................................          3,000,000         3,293,730
    Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
       Pre-Refunded, 5.50%, 12/01/25 .......................................................            750,000           807,225
    Butler County GO,
       Judgement Bonds, FSA Insured, Pre-Refunded, 4.75%, 12/01/26 .........................          4,000,000         4,332,360
       Limited Tax, Various Purpose, Refunding, FGIC Insured, 5.00%, 12/01/26 ..............          2,130,000         2,207,511


                   Quarterly Statements of Investments | 147

Franklin Tax-Free Trust

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Butler County Transportation ID Revenue, Highway, XLCA Insured, 5.00%, 12/01/31 ........   $         40,000   $        41,188
    Canal Winchester Local School District GO, Capital Appreciation, MBIA Insured,
       zero cpn.,
       12/01/32 ............................................................................          1,455,000           397,390
       12/01/33 ............................................................................          2,000,000           515,480
    Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%, 12/01/22 ...          1,555,000         1,657,039
    Chillicothe City School District GO, Capital Appreciation, Refunding, FGIC Insured,
       zero cpn.,
       12/01/22 ............................................................................          1,905,000           859,231
       12/01/23 ............................................................................          1,905,000           805,244
       12/01/24 ............................................................................          1,905,000           755,123
    Cincinnati City School District COP, School Improvement Project, Refunding, FSA Insured,
       5.00%,
       12/15/26 ............................................................................          7,310,000         7,613,730
       12/15/27 ............................................................................          7,000,000         7,270,690
    Cincinnati City School District GO,
    Classroom Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.00%,
       12/01/27 ............................................................................          2,500,000         2,738,150
    School Improvement, FSA Insured, 5.00%, 12/01/22 .......................................          9,510,000         9,845,988
    Cincinnati Technical College Revenue, AMBAC Insured,
       5.25%, 10/01/23 .....................................................................          2,510,000         2,567,077
       5.00%, 10/01/28 .....................................................................          2,715,000         2,721,109
    Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 ........          2,035,000         2,164,060
    Cleveland Airport System Revenue, Series C, FSA Insured, 5.00%, 1/01/26 ................          9,500,000         9,786,805
    Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 ...................          4,000,000         4,148,640
    Cleveland Public Power System Revenue,
       Capital Appreciation, Series B, MBIA Insured, zero cpn., 11/15/38 ...................         10,000,000         1,980,200
       Series B, MBIA Insured, 5.00%, 11/15/28 .............................................          2,000,000         2,063,240
       Series B, MBIA Insured, 5.00%, 11/15/38 .............................................         10,000,000        10,172,300
    Cleveland State University General Receipt Revenue, FGIC Insured, 5.25%, 6/01/24 .......          1,000,000         1,035,820
    Cleveland Waterworks Revenue, Series K, FGIC Insured, Pre-Refunded, 5.00%,
       1/01/22 .............................................................................          2,075,000         2,220,458
       1/01/23 .............................................................................          4,285,000         4,585,378
       1/01/25 .............................................................................          8,150,000         8,721,315
    Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue Housing
       Corp., Fenn Project, AMBAC Insured, 5.00%,
       8/01/25 .............................................................................          2,440,000         2,489,849
       8/01/28 .............................................................................          2,145,000         2,170,590
    Clyde-Green Springs Exempted Village School District GO, School Facilities Construction,
       Refunding and Improvement, MBIA Insured, 5.125%, 12/01/32 ...........................          1,000,000         1,027,170
    Columbus City School District GO, Linden Elementary Construction, FSA Insured,
       Pre-Refunded, 5.00%, 12/01/28 .......................................................            900,000           967,914
    Columbus Tax Increment Financing Revenue, Easton Project, AMBAC Insured, Pre-Refunded,
       5.30%, 12/01/19 .....................................................................          1,500,000         1,566,555
    Crawford County GO, Refunding, AMBAC Insured, 5.25%, 12/01/31 ..........................          1,330,000         1,468,280
    Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured,
       5.00%,
       12/01/22 ............................................................................          1,000,000         1,038,370
       12/01/32 ............................................................................          3,000,000         3,062,010


                   148 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Cuyahoga County Hospital Revenue, University Hospitals Health System Inc.,
       AMBAC Insured,
       5.40%, 1/15/19 ......................................................................   $      1,500,000   $     1,569,345
       5.50%, 1/15/30 ......................................................................          1,760,000         1,843,301
    Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, 5.75%,
       1/20/29 .............................................................................          1,000,000         1,012,760
    Cuyahoga County Utility System Revenue,
       AMBAC Insured, 5.125%, 2/15/28 ......................................................          1,000,000         1,021,910
       Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 .......          2,945,000         2,950,301
    Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%,
       12/01/27 ............................................................................          1,020,000         1,056,139
    Dayton City School District GO, School Facilities Construction and Improvement,
       Series A, FGIC Insured,
       4.75%, 12/01/25 .....................................................................          9,400,000         9,478,866
       5.00%, 12/01/29 .....................................................................          8,275,000         8,402,683
    Deerfield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured, 5.00%,
       12/01/25 ............................................................................          1,000,000         1,024,620
    Dublin City School District GO, Capital Appreciation Bonds, FGIC Insured, zero cpn.,
       12/01/16 ............................................................................          4,635,000         3,224,245
    Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 .........................          1,950,000         1,994,012
    Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25 .............          1,250,000         1,366,913
    Edgewood City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
       12/01/24 ............................................................................          2,220,000         2,325,872
    Fairborn Ohio City School District GO, School Improvement, FSA Insured, 5.00%,
       12/01/23 ............................................................................          1,205,000         1,263,202
       12/01/24 ............................................................................          1,265,000         1,324,354
       12/01/25 ............................................................................          1,330,000         1,388,746
    Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 .....................................          1,600,000         1,662,944
    Fairless Ohio Local School District GO, Various Purpose School Facilities Construction,
       FSA Insured, 5.00%, 12/01/28 ........................................................          2,085,000         2,153,784
    Field Local School District GO, School Facilities Construction and Improvement,
       AMBAC Insured, 5.00%, 12/01/27 ......................................................          1,290,000         1,328,326
    Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 .....................          1,980,000         2,022,590
    Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue
       Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24 .......................          7,255,000         7,525,539
    Franklin County Hospital Revenue,
       OhioHealth Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 .................          5,250,000         5,311,740
       The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21 ........          3,365,000         3,650,958
       The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28 ........          4,265,000         4,627,440
       The Children's Hospital Project, Series C, FGIC Insured, 5.00%, 5/01/35 .............         10,000,000        10,127,700
    Franklin GO, MBIA Insured, 5.25%, 12/01/27 .............................................          1,500,000         1,560,750
    Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured, 5.00%,
       12/01/27 ............................................................................          2,655,000         2,728,995
    Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured,
       5.125%, 12/01/31 ....................................................................          1,000,000         1,042,840
    Graham Local School District GO, School Improvement, Refunding, MBIA Insured, 5.00%,
       12/01/33 ............................................................................          6,055,000         6,195,415


                   Quarterly Statements of Investments | 149

Franklin Tax-Free Trust

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Grand Valley Local School District GO, Classroom Facilities Improvement, FGIC Insured,
       5.00%, 12/01/24 .....................................................................   $      1,300,000   $     1,318,252
    Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A,
       MBIA Insured, Pre-Refunded, 5.125%, 12/01/21 ........................................          1,750,000         1,889,283
    Green Community Learning Centers Income Tax Revenue, MBIA Insured, 5.00%,
       12/01/27 ............................................................................          1,205,000         1,240,150
       12/01/28 ............................................................................          1,265,000         1,297,220
       12/01/32 ............................................................................          2,675,000         2,727,671
    Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,
       12/01/22 ............................................................................          1,475,000         1,600,036
       12/01/28 ............................................................................          2,620,000         2,842,097
    Greene County Sewer System Revenue, Governmental Enterprise,
       AMBAC Insured, Pre-Refunded, 5.625%, 12/01/25 .......................................          1,890,000         2,057,738
       MBIA Insured, Pre-Refunded, 5.25%, 12/01/25 .........................................          5,000,000         5,184,450
    Greene County Water System Revenue, Governmental Enterprise, MBIA Insured,
       Pre-Refunded, 5.25%, 12/01/21 .......................................................          5,400,000         5,901,282
    Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 ...........................          2,690,000         2,737,774
    Hamilton County Convention Facilities Authority Revenue,
       FGIC Insured, 5.00%, 12/01/28 .......................................................          5,400,000         5,497,848
       second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33 ............................          7,235,000         7,944,030
    Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J,
       FGIC Insured, 5.25%, 5/15/34 ........................................................          5,000,000         4,868,600
    Hamilton County Sales Tax Revenue,
       Refunding, Sub Series B, AMBAC Insured, 5.25%, 12/01/32 .............................          3,965,000         4,057,781
       Refunding, Sub Series B, AMBAC Insured, 5.60%, 12/01/32 .............................            245,000           253,854
       Sub Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 ..........................         15,755,000        16,803,180
       Sub Series B, AMBAC Insured, Pre-Refunded, 5.60%, 12/01/32 ..........................            955,000         1,026,558
    Hamilton County Sewer System Revenue,
       Improvement, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 ..................          1,000,000         1,083,730
       Metropolitan Sewer District Improvement, Series B, MBIA Insured, 5.00%, 12/01/30 ....          4,000,000         4,105,520
    Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
       11/01/18 ............................................................................          1,010,000         1,065,580
       11/01/19 ............................................................................          1,015,000         1,068,856
       11/01/20 ............................................................................          1,120,000         1,177,602
       11/01/21 ............................................................................          1,180,000         1,237,596
    Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.20%,
       10/15/23 ............................................................................          7,275,000         7,437,742
    Heath City School District GO, School Improvement, Series A, FGIC Insured, Pre-Refunded,
       5.60%, 12/01/21 .....................................................................          1,000,000         1,078,710
       5.50%, 12/01/27 .....................................................................          1,170,000         1,259,271
    Highland Local School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
       12/01/23 ............................................................................          3,680,000         3,957,693
       12/01/26 ............................................................................          3,675,000         3,952,315


                   150 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Hilliard School District GO,
       Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
          12/01/19 .........................................................................   $      2,190,000   $     1,317,679
       Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
          12/01/20 .........................................................................          4,525,000         2,573,277
       School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28 .....................          4,000,000         4,361,960
       School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 .........................          3,010,000         3,103,340
    Huber Heights Water System Revenue, Refunding and Improvement, MBIA Insured, 5.00%,
       12/01/27 ............................................................................          3,205,000         3,318,329
       12/01/30 ............................................................................          2,250,000         2,309,355
    Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 ..........................          6,720,000         6,845,261
    Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 ...................          1,390,000         1,462,780
    Ironton City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/34 ..............          5,130,000         5,240,295
    Jackson Center Local School District Shelby County GO, Facilities Construction and
       Improvement, MBIA Insured, 5.00%, 12/01/28 ..........................................          1,175,000         1,203,447
    Jackson City School District GO, School Improvement, MBIA Insured, Pre-Refunded, 5.25%,
       12/01/27 ............................................................................          3,000,000         3,221,130
    Jackson Local School District GO, Stark and Summit Counties Local School District,
       FSA Insured, Pre-Refunded,
          5.50%, 12/01/20 ..................................................................          4,000,000         4,305,200
          5.625%, 12/01/25 .................................................................          3,500,000         3,777,585
    Jonathan Alder Local School District GO, School Facilities Construction and Improvement,
       MBIA Insured, Pre-Refunded,
          4.75%, 12/01/22 ..................................................................          1,105,000         1,187,135
          5.00%, 12/01/27 ..................................................................          6,195,000         6,720,150
          5.00%, 12/01/30 ..................................................................          3,320,000         3,601,436
    Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
       12/01/24 ............................................................................          2,380,000         2,448,734
       12/01/25 ............................................................................          2,500,000         2,567,675
    Kettering City School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
       12/01/28 ............................................................................          2,970,000         3,261,060
       12/01/31 ............................................................................          2,595,000         2,849,310
    Keystone Local School District Lorain County GO, School Improvement, FSA Insured, 5.00%,
       12/01/30 ............................................................................          6,170,000         6,353,249
    Kings Local School District GO, School Improvement, MBIA Insured, 5.00%, 12/01/33 ......         10,000,000        10,227,600
    Lake County Hospital Facilities Revenue, Lake Hospital System Inc., AMBAC Insured,
       Pre-Refunded, 5.00%, 8/15/23 ........................................................          1,500,000         1,524,450
    Lake Local School District Wood County GO, MBIA Insured, Pre-Refunded, 5.30%,
       12/01/21 ............................................................................          1,575,000         1,723,806
    Lake Ohio Local School District GO, MBIA Insured, Pre-Refunded, 5.375%, 12/01/25 .......          1,900,000         2,084,243
    Lakewood City School District GO,
       FGIC Insured, 5.00%, 12/01/30 .......................................................          9,170,000         9,357,526
       FGIC Insured, 4.50%, 12/01/34 .......................................................          6,000,000         5,697,240
       School Improvement, FSA Insured, Pre-Refunded, 5.125%, 12/01/31 .....................         21,900,000        24,367,035
       School Improvement, Refunding, FSA Insured, 4.50%, 12/01/31 .........................          2,220,000         2,185,168


                   Quarterly Statements of Investments | 151

Franklin Tax-Free Trust

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Lakota Local School District GO,
       FSA Insured, 5.00%, 12/01/29 ........................................................   $      2,865,000   $     2,951,552
       Refunding, Series A, FGIC Insured, 5.25%, 12/01/26 ..................................          2,000,000         2,192,240
    Lebanon City School District GO, FSA Insured, Pre-Refunded, 5.00%, 12/01/29 ............          6,250,000         6,721,625
    Licking County Joint Vocational School District GO, School Facilities Construction and
       Improvement, MBIA Insured,
          5.00%, 12/01/21 ..................................................................          2,200,000         2,276,824
          4.75%, 12/01/23 ..................................................................          2,230,000         2,259,681
    Licking Heights Local School District GO, School Facilities Construction and
       Improvement,
       Refunding, Series A, MBIA Insured, 5.00%, 12/01/24 ..................................          2,085,000         2,158,309
       Refunding, Series A, MBIA Insured, 5.00%, 12/01/25 ..................................          2,215,000         2,286,168
       Refunding, Series A, MBIA Insured, 5.00%, 12/01/26 ..................................          2,345,000         2,413,240
       Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 ..............................          4,000,000         4,317,240
    Little Miami Local School District GO,
       Refunding, FSA Insured, 4.50%, 12/01/34 .............................................         20,255,000        19,977,101
       School Improvement, FSA Insured, Pre-Refunded, 5.00%, 12/01/34 ......................          4,000,000         4,449,880
    Logan Hocking Local School District GO, Construction and Improvement, MBIA Insured,
       Pre-Refunded, 5.00%,
          12/01/22 .........................................................................          1,200,000         1,290,552
          12/01/29 .........................................................................          1,000,000         1,075,460
    London City School District GO, School Facilities Construction and Improvement,
       FGIC Insured, Pre-Refunded, 5.00%,
          12/01/22 .........................................................................            700,000           749,203
          12/01/29 .........................................................................          1,500,000         1,605,435
    Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 ..............          1,640,000         1,704,764
    Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A,
       AMBAC Insured, 5.50%, 9/01/29 .......................................................          6,250,000         6,466,375
    Lorain County Hospital Revenue,
       Catholic, Series C1, Refunding, FSA Insured, 5.00%, 4/01/33 .........................         19,410,000        19,590,901
       Catholic Healthcare Partners, Refunding, Series B, MBIA Insured, 5.50%, 9/01/27 .....          5,000,000         5,085,300
    Lorain GO, Urban Renewal, MBIA Insured, 5.70%, 12/01/28 ................................          1,050,000         1,135,176
    Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 ......................          3,500,000         3,539,060
    Loveland City School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
       12/01/24 ............................................................................          4,000,000         4,210,080
    Lucas County GO, 8.00%,
       12/01/08 ............................................................................            110,000           113,213
       12/01/09 ............................................................................            120,000           129,733
       12/01/10 ............................................................................            220,000           247,630
    Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group,
       MBIA Insured, ETM, 5.75%, 11/15/14 ..................................................          4,460,000         4,511,245
       Refunding, AMBAC Insured, 5.375%, 11/15/29 ..........................................            750,000           767,700
       Refunding, MBIA Insured, 5.75%, 11/15/14 ............................................            300,000           303,447
    Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded,
       5.125%, 12/01/24 ....................................................................          4,180,000         4,537,850
    Madison Local School District Butler County GO,
       MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 .........................................          1,000,000         1,063,480
       School Improvement, FGIC Insured, Pre-Refunded, 5.60%, 12/01/26 .....................          1,120,000         1,214,461


                    152 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Mahoning County Hospital Facilities Revenue, Western Reserve Care, MBIA Insured, ETM,
       5.50%, 10/15/25 .....................................................................   $      4,750,000   $     5,220,250
    Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 ..................          1,905,000         1,993,487
    Marion County City School District GO, School Facilities Construction and Improvement
       Project, FSA Insured, Pre-Refunded,
       5.55%, 12/01/20 .....................................................................          1,000,000         1,086,950
       5.625%, 12/01/22 ....................................................................          1,100,000         1,197,625
    Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31 .........................          1,500,000         1,629,315
    Martins Ferry City School District GO, School Facilities Construction and Improvement,
       FSA Insured, 5.00%, 12/01/32 ........................................................          3,610,000         3,723,787
    Marysville Exempted Village School District COP, School Facilities Project, MBIA
       Insured, Pre-Refunded, 5.25%,
       12/01/28 ............................................................................          2,120,000         2,370,626
       12/01/30 ............................................................................          2,650,000         2,963,283
    Marysville Exempted Village School District GO,
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/20 ..................          1,000,000           559,720
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/21 ..................          1,000,000           528,710
       FSA Insured, Pre-Refunded, 5.30%, 12/01/21 ..........................................          2,000,000         2,161,860
       FSA Insured, Pre-Refunded, 5.35%, 12/01/25 ..........................................          2,010,000         2,175,081
       FSA Insured, Pre-Refunded, 5.375%, 12/01/29 .........................................          2,465,000         2,668,929
       Refunding, MBIA Insured, 5.00%, 12/01/29 ............................................          1,000,000         1,018,090
       School Improvement, Refunding, FSA Insured, 5.00%, 12/01/29 .........................          5,500,000         5,690,905
       School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 ....................          2,890,000         3,172,584
    Marysville Wastewater Treatment System Revenue,
       first mortgage, MBIA Insured, Pre-Refunded, 5.00%, 12/01/35 .........................          4,780,000         5,302,072
       Refunding, XLCA Insured, 4.75%, 12/01/46 ............................................         14,205,000        13,530,973
       XLCA Insured, 4.25%, 12/01/27 .......................................................          1,170,000         1,057,200
       XLCA Insured, 4.75%, 12/01/47 .......................................................          5,500,000         5,018,365
    Marysville Water System Mortgage Revenue, AMBAC Insured,
       5.00%, 12/01/32 .....................................................................          1,250,000         1,281,338
       4.50%, 12/01/38 .....................................................................          2,500,000         2,388,225
    Mason City School District GO, School Improvement, FSA Insured, 5.00%, 12/01/31 ........          5,000,000         5,490,000
    Maumee City School District GO, School Facilities Construction and Improvement,
       FSA Insured, 5.00%, 12/01/27 ........................................................          3,610,000         3,734,220
    Medina GO, 5.00%, 12/01/22 .............................................................          1,100,000         1,162,403
    Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%,
       12/01/31 ............................................................................          5,725,000         6,015,715
    Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%,
       12/01/22 ............................................................................          1,675,000         1,733,458
    Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31 ........         14,975,000        16,283,366
    Milford Exempted Village School District GO, School Improvement, FSA Insured,
       Pre-Refunded,
       5.00%, 12/01/22 .....................................................................          2,000,000         2,150,920
       5.125%, 12/01/30 ....................................................................          7,325,000         7,907,997
    Minerva Local School District GO, Classroom Facilities, MBIA Insured, Pre-Refunded,
       5.30%, 12/01/29 .....................................................................          1,300,000         1,426,490


                   Quarterly Statements of Investments | 153

Franklin Tax-Free Trust

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Minster School District School Facilities and Construction GO, FSA Insured,
       Pre-Refunded,
       5.70%, 12/01/23 .....................................................................   $      3,190,000   $     3,478,886
       5.75%, 12/01/27 .....................................................................          3,260,000         3,559,138
    Monroe Local School District GO,
       AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23 ........................................          1,000,000         1,082,580
       School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29 .......................          5,115,000         5,011,421
    Montgomery County Revenue, Catholic Health, Series C-1, FSA Insured, 5.00%,
       10/01/41 ............................................................................         10,000,000        10,038,300
    Morley Library District GO, Lake County District Library, Library Improvement, AMBAC
       Insured,
       4.75%, 12/01/21 .....................................................................          1,000,000         1,023,120
    Mount Healthy City School District GO, School Improvement, FSA Insured, 5.00%,
       12/01/31 ............................................................................          1,880,000         1,945,781
       12/01/35 ............................................................................          2,500,000         2,579,375
    New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
       AMBAC Insured,
       5.125%, 10/01/21 ....................................................................          3,000,000         3,115,200
       5.20%, 10/01/24 .....................................................................          5,000,000         5,190,800
    New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured,
       5.85%, 1/01/21 ......................................................................            790,000           790,158
    Newark City School District GO, School Improvement, Series A, FGIC Insured, 5.00%,
       12/01/33 ............................................................................          5,535,000         5,511,255
    Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
       Pre-Refunded, 5.45%, 12/01/25 .......................................................          3,035,000         3,291,579
    Ohio Capital Corp. HMR, Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 ..............            485,000           485,427
    Ohio Center Local Government Capital Asset Financing Program Fractionalized Interests
       GO, FSA Insured,
       4.875%, 12/01/18 ....................................................................          1,255,000         1,321,942
       5.25%, 12/01/23 .....................................................................          1,410,000         1,494,699
    Ohio HFA,
       MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32 ..........          2,035,000         2,041,980
       RMR, Series C, GNMA Secured, 5.75%, 9/01/30 .........................................             30,000            30,049
    Ohio HFA Capital Fund Revenue, Series A, FSA Insured, 5.00%, 4/01/27 ...................          5,545,000         5,643,646
    Ohio State Air Quality Development Authority Revenue,
       JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 .............................          6,875,000         6,953,512
       Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 ..................          9,075,000         9,194,245
       Pollution Control, Dayton Power, Refunding, Series B, FGIC Insured, 4.80%, 1/01/34 ..         28,270,000        27,899,946
    Ohio State Building Authority Revenue, State Facilities,
       Administration Building Fund Project, Refunding, Series A, FSA Insured, 5.00%,
          4/01/22 ..........................................................................          3,100,000         3,198,766
    Adult Correction, Series A, FSA Insured, 5.00%, 4/01/24 ................................          5,390,000         5,643,276
    Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
       6.50%, 4/15/12 ......................................................................            600,000           601,188
    Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 ...............................          5,000,000         5,082,000
    Ohio State Higher Educational Facility Commission Revenue,
       FGIC Insured, Pre-Refunded, 5.00%, 5/01/23 ..........................................          8,460,000         9,166,410
       Higher Educational Facility, Oberlin College, AMBAC Insured, Pre-Refunded, 5.00%,
          10/01/26 .........................................................................          8,000,000         8,382,400


                   154 | Quarterly Statements of Investments

Franklin Tax-Free Trust
STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED) (CONTINUED)

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Ohio State Higher Educational Facility Commission Revenue, (continued)
       Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded,
       5.00%,
          5/01/23 ..........................................................................   $      3,385,000   $     3,681,797
       Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded,
       5.00%,
          5/01/24 ..........................................................................          2,000,000         2,175,360
       Hospital, University Hospitals, AMBAC Insured, 4.75%, 1/15/36 .......................         10,000,000         9,833,300
       Hospital, University Hospitals Health System Inc. Project, Series A, AMBAC Insured,
          4.75%, 1/15/46 ...................................................................         15,000,000        14,539,200
       Hospital, University Hospitals Health System Inc. Project, Series A, AMBAC Insured,
          5.25%, 1/15/46 ...................................................................         13,500,000        13,847,085
       University of Dayton Project, XLCA Insured, 5.00%, 12/01/34 .........................          8,500,000         8,598,515
    Ohio State Higher Educational Facility Revenue,
       Case Western Reserve University Project, Refunding, MBIA Insured, 5.00%, 12/01/44 ...         10,000,000        10,222,100
       Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34 ...          4,935,000         5,032,219
       Otterbein College Project, CIFG Insured, 5.00%, 12/01/25 ............................          2,205,000         2,238,009
       Otterbein College Project, CIFG Insured, 5.00%, 12/01/35 ............................          3,225,000         3,201,167
    Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 .........         16,425,000        16,741,838
    Ohio State University General Receipts Athens Revenue,
       FSA Insured, Pre-Refunded, 5.00%, 12/01/24 ..........................................          3,025,000         3,154,530
       MBIA Insured, 5.00%, 12/01/24 .......................................................          2,155,000         2,228,184
    Ohio State University General Receipts Revenue,
       Series A, 5.125%, 12/01/31 ..........................................................          2,500,000         2,563,925
       State University Ohio, Series B, MBIA Insured, 5.00%, 6/01/33 .......................          5,255,000         5,345,439
    Ohio State Water Development Authority Revenue,
       Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23 .........................          2,255,000         2,446,156
       Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ...........................            655,000           676,392
    Olentangy Local School District GO,
       BIG Insured, 7.75%, 12/01/08 ........................................................            375,000           385,871
       BIG Insured, 7.75%, 12/01/09 ........................................................            375,000           404,741
       BIG Insured, 7.75%, 12/01/10 ........................................................            375,000           421,980
       FSA Insured, 5.00%, 12/01/25 ........................................................             45,000            46,294
       FSA Insured, 5.00%, 12/01/30 ........................................................          5,255,000         5,419,061
       FSA Insured, Pre-Refunded, 5.00%, 12/01/25 ..........................................          1,790,000         1,929,316
       FSA Insured, Pre-Refunded, 5.00%, 12/01/30 ..........................................          3,910,000         4,214,315
       FSA Insured, Pre-Refunded, 5.00%, 12/01/30 ..........................................          1,745,000         1,931,226
       Refunding, FSA Insured, 5.00%, 12/01/30 .............................................             90,000            91,825
       Refunding, Series A, FSA Insured, 4.50%, 12/01/32 ...................................         11,300,000        11,102,363
    School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.625%,
       12/01/27 ............................................................................          4,500,000         4,856,895
    School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded,
       5.25%, 12/01/32 .....................................................................         11,200,000        12,449,248
    Ottawa and Glandorf Local School District GO, School Facilities Construction and
    Improvement, MBIA Insured, Pre-Refunded, 5.25%, 12/01/23 ...............................          2,175,000         2,382,082
    Perrysburg Exempted Village School District GO,
       Refunding, FSA Insured, Series B, 5.00%, 12/01/25 ...................................          2,235,000         2,352,382
       Series B, FSA Insured, Pre-Refunded, 5.00%, 12/01/25 ................................          2,765,000         2,910,218


                   Quarterly Statements of Investments | 155

Franklin Tax-Free Trust

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Pickerington Local School District GO,
       AMBAC Insured, Pre-Refunded, 5.00%, 12/01/25 ........................................   $      7,000,000   $     7,367,640
       School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%,
          12/01/28 .........................................................................          3,000,000         3,226,380
    Plain Local School District GO, FGIC Insured,
       6.00%, 12/01/25 .....................................................................            800,000           859,872
       Pre-Refunded, 6.00%, 12/01/25 .......................................................          3,700,000         4,052,018
    Plainesville City School District GO, School Improvement, FGIC Insured, 5.00%,
       12/01/28 ............................................................................          2,515,000         2,576,567
    Princeton City School District GO, MBIA Insured, Pre-Refunded, 5.00%,
       12/01/25 ............................................................................          1,700,000         1,866,447
       12/01/26 ............................................................................          2,725,000         2,991,805
       12/01/30 ............................................................................          2,260,000         2,481,277
    Ravenna City School District GO, School Improvement, FSA Insured, 5.00%, 1/15/31 .......          1,710,000         1,761,642
    Ridgewood Local School District GO, School Facilities Improvement, FSA Insured,
       Pre-Refunded, 6.00%, 12/01/24 .......................................................          1,730,000         1,899,159
    Rittman Exempted Village School District GO, School Improvement, FSA Insured,
       Pre-Refunded, 5.125%, 12/01/31 ......................................................          1,000,000         1,082,510
    Riverside Local School District GO, School Facilities Construction and Improvement,
       MBIA Insured, Pre-Refunded, 5.75%, 12/01/22 .........................................          1,000,000         1,091,760
    Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured,
       Pre-Refunded, 5.875%, 10/01/24 ......................................................          3,100,000         3,283,458
    Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
       5.00%, 12/01/21 .....................................................................          1,225,000         1,279,329
       5.25%, 12/01/26 .....................................................................            725,000           757,292
    Shawnee State University Revenue, MBIA Insured, 5.00%, 6/01/28 .........................          5,780,000         5,948,660
    Sidney City School District GO, School Improvement,
       FGIC Insured, Pre-Refunded, 5.125%, 12/01/28 ........................................          1,425,000         1,553,236
       Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/23 ...............................          1,780,000         1,945,237
       Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 ...............................          1,000,000         1,092,830
    Springboro Sewer System Revenue, Mortgage, MBIA Insured, 5.00%, 6/01/27 ................          1,095,000         1,126,941
    St. Henry Local Consolidated School District GO, MBIA Insured, Pre-Refunded, 5.75%,
       12/01/22 ............................................................................          1,515,000         1,654,016
    St. Mary's City School District GO, School Facilities Construction and Improvement,
       FSA Insured, 5.00%, 12/01/35 ........................................................          3,500,000         3,611,125
    Steubenville City School District GO, School Facilities and Implementation, MBIA
       Insured, 5.60%, 12/01/22 ............................................................          1,500,000         1,594,215
    Streetsboro City School District GO, School Improvement, MBIA Insured, Pre-Refunded,
       5.00%, 12/01/25 .....................................................................          2,500,000         2,688,650
    Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34 ...................          2,355,000         2,455,064
    Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22 ...........          1,950,000         2,065,928
    Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
       5.25%, 12/01/21 .....................................................................          4,505,000         4,915,315
    Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded,
       5.25%, 12/01/25 .....................................................................          1,895,000         2,060,983
    Sycamore Community City School District COP, Blue Ash Elementary School Project,
       AMBAC Insured, 5.125%, 12/01/25 .....................................................          1,000,000         1,035,990


                    156 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Sylvania City School District GO,
       Refunding, FGIC Insured, 5.00%, 12/01/22 ............................................   $      1,550,000   $     1,594,516
       Various Purpose, FGIC Insured, Pre-Refunded, 5.30%, 12/01/20 ........................          2,225,000         2,435,218
    Toledo City School District GO, School Facilities Improvement,
       FSA Insured, 5.00%, 12/01/23 ........................................................          1,500,000         1,557,555
       Series B, FGIC Insured, 5.00%, 12/01/27 .............................................          1,925,000         1,948,947
    Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
       11/15/22 ............................................................................          1,000,000         1,039,060
       11/15/23 ............................................................................          1,000,000         1,034,630
    Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC
       Insured, 5.25%, 12/01/26 ............................................................          1,500,000         1,585,170
    Toledo Waterworks Revenue, MBIA Insured, 5.00%, 11/15/30 ...............................          6,425,000         6,573,160
    Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 ...............          2,750,000         2,863,080
    Tri-Valley Local School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29 .......          8,530,000         9,223,574
    Trotwood-Madison City School District GO, School Improvement, FGIC Insured,
       Pre-Refunded, 5.375%, 12/01/22 ......................................................          1,685,000         1,843,104
    Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 ...........................          1,475,000         1,557,836
    Twinsburg GO,
       Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 ...............................          1,000,000         1,026,050
       Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 ...........................          1,000,000         1,026,050
    Union County GO, MBIA Insured, Pre-Refunded, 5.00%, 12/01/33 ...........................          2,895,000         3,178,449
    University of Akron General Receipts Revenue,
       FGIC Insured, 4.75%, 1/01/25 ........................................................          1,080,000         1,089,968
       FGIC Insured, 5.00%, 1/01/28 ........................................................          1,475,000         1,506,580
       FGIC Insured, 5.00%, 1/01/35 ........................................................          5,250,000         5,331,427
       FGIC Insured, Pre-Refunded, 5.70%, 1/01/24 ..........................................          7,050,000         7,458,265
       FGIC Insured, Pre-Refunded, 5.75%, 1/01/29 ..........................................          1,500,000         1,588,020
       Series A, FSA Insured, 5.00%, 1/01/33 ...............................................          6,030,000         6,200,770
       Series B, FSA Insured, 5.00%, 1/01/38 ...............................................         21,760,000        22,376,243
    University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
       6/01/28 .............................................................................          7,400,000         7,509,594
    University of Cincinnati General Receipts Revenue,
       AMBAC Insured, 5.00%, 6/01/31 .......................................................          1,350,000         1,374,975
       Refunding, Series G, MBIA Insured, 5.00%, 6/01/28 ...................................          8,575,000         8,836,366
       Series A, AMBAC Insured, 5.00%, 6/01/23 .............................................          1,845,000         1,914,557
       Series A, AMBAC Insured, 5.00%, 6/01/24 .............................................          1,940,000         2,011,062
       Series A, AMBAC Insured, 5.00%, 6/01/25 .............................................          2,005,000         2,074,152
       Series C, FSA Insured, 5.00%, 6/01/31 ...............................................         10,000,000        10,309,400
       Series G, MBIA Insured, 5.00%, 6/01/29 ..............................................          3,410,000         3,500,740
    University of Toledo General Receipts Bonds Revenue, Series A, AMBAC Insured, 4.50%,
       6/01/30 .............................................................................         10,000,000         9,754,400
    Upper Scioto Valley Local School District GO, School Facilities Construction and
       Improvement, FGIC Insured, 5.25%, 12/01/25 ..........................................          1,160,000         1,206,064
    Van Wert City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.00%,
       12/01/27 ............................................................................          4,805,000         5,180,847
       12/01/30 ............................................................................          2,500,000         2,695,550
    Wadsworth City School District GO, FGIC Insured, Pre-Refunded, 5.75%, 12/01/22 .........          1,200,000         1,291,608


                    Quarterly Statements of Investments | 157

Franklin Tax-Free Trust

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Warren City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 ......   $      3,000,000   $     3,068,520
    Warrensville Heights City School District GO, School Improvement, FGIC Insured,
       Pre-Refunded,
       5.625%, 12/01/20 ....................................................................          3,500,000         3,797,290
       5.75%, 12/01/24 .....................................................................          2,750,000         2,991,835
    Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 ................................          1,085,000         1,121,944
    West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 ...............................          1,500,000         1,531,755
    West Muskingum Local School District School Facilities GO, FGIC Insured, 5.00%,
       12/01/24 ............................................................................          2,750,000         2,796,172
    Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27  .........          3,820,000         4,005,194
    Westfall Local School District GO, School Facilities Construction and Improvement,
       FGIC Insured, Pre-Refunded, 6.00%, 12/01/22 .........................................          2,850,000         3,045,481
    Wheelersburg Local School District GO, School Improvement, FSA Insured, 5.00%,
       12/01/32 ............................................................................          1,400,000         1,444,128
    Wilmington Water Revenue, first mortgage, System, AMBAC Insured, Pre-Refunded, 5.25%,
       6/15/29 .............................................................................          3,320,000         3,356,686
    Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 ...........            240,000           244,322
    Zanesville City School District GO, School Improvement, MBIA Insured,
       4.75%, 12/01/22 .....................................................................          5,500,000         5,623,255
       4.75%, 12/01/26 .....................................................................          3,250,000         3,293,452
       5.05%, 12/01/29 .....................................................................          3,500,000         3,597,405
                                                                                                                  ---------------
                                                                                                                    1,260,777,625
                                                                                                                  ---------------
    U.S. TERRITORY 2.8%
    PUERTO RICO 2.8%
    Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
       5.00%, 7/01/32 ......................................................................         10,000,000        10,773,500
    Puerto Rico Electric Power Authority Power Revenue, Refunding, Series V, FGIC Insured,
       5.25%, 7/01/30 ......................................................................         15,000,000        15,156,300
    Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21  ............         11,000,000        11,009,350
                                                                                                                  ---------------
                                                                                                                       36,939,150
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $1,253,705,217) ......................................                        1,297,716,775
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 1.2%
    MUNICIPAL BONDS 1.2%
    OHIO 1.2%
(a) Allen County Hospital Facilities Revenue, Catholic Healthcare, Series C, Daily VRDN and
       Put, 1.40%, 10/01/31 ................................................................          3,380,000         3,380,000
(a) Franklin County Revenue, Trinity Health Credit, Series F, FSA Insured, Weekly VRDN and
       Put, 1.60%, 12/01/30 ................................................................          1,635,000         1,635,000
(a) Kent State University Revenues, General Receipts, MBIA Insured, Weekly VRDN and Put,
        2.58%, 5/01/31 .....................................................................          2,600,000         2,600,000
(a) Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison
       Co., Series C, Daily VRDN and Put, 1.65%, 6/01/23 ...................................            200,000           200,000
(a) Ohio State Higher Educational Facility Revenue, Case Western Reserve University,
       Series A, Daily VRDN and Put, 1.65%, 10/01/31 .......................................            250,000           250,000


                    158 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
(a) Ohio State Water Development Authority Pollution Control Facilities Revenue, First
       Energy General Corp., Refunding, Series A, Daily VRDN and Put, 1.25%, 5/15/19 .......   $      1,200,000   $     1,200,000
(a) Ohio State Water Development Authority Revenue, Pure Water, Refunding, Series B,
       MBIA insured, Weekly VRDN and Put, 1.70%, 12/01/18 ..................................          1,300,000         1,300,000
(a) Scioto County Hospital Revenue, VHA, Central Inc. Capital Asset,
       Series F, AMBAC Insured, Weekly VRDN and Put, 2.75%, 12/01/25 .......................          2,900,000         2,900,000
       Series G, AMBAC Insured, Weekly VRDN and Put, 2.75%, 12/01/25 .......................          2,900,000         2,900,000
                                                                                                                  ---------------
                                                                                                                       16,365,000
                                                                                                                  ---------------
    U.S. TERRITORY 0.0%(b)
    PUERTO RICO 0.0%(b)
(a) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
       MBIA Insured, Weekly VRDN and Put, 2.40%, 12/01/15 ..................................            200,000           200,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $16,565,000) ........................................                           16,565,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $1,270,270,217) 97.8% ..........................................                        1,314,281,775
    OTHER ASSETS, LESS LIABILITIES 2.2% ....................................................                           29,607,501
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $ 1,343,889,276
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(b)  Rounds to less than 0.1% of net assets.


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 159

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN OREGON TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
    ------------------------------------                                                       ----------------   ---------------
    LONG TERM INVESTMENTS 96.5%
    MUNICIPAL BONDS 96.5%
    OREGON 79.7%
    Albany Water Revenue, Refunding, FGIC Insured, 5.00%, 8/01/33 ..........................   $      5,990,000   $     6,022,046
    Beaverton School District GO, FSA Insured, 4.125%, 6/01/26 .............................          1,315,000         1,276,734
    Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20 ......................          1,550,000         1,657,245
    Benton and Linn County School District No. 509J GO, Corvallis, FSA Insured, Pre-Refunded,
       5.00%, 6/01/22 ......................................................................          5,000,000         5,448,300
    Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project,
    Refunding,
       5.20%, 10/01/17 .....................................................................          4,000,000         4,049,960
       5.125%, 10/01/28 ....................................................................          4,500,000         4,505,040
    Clackamas County Canby School District No. 86 GO,
       5.25%, 6/15/20 ......................................................................          3,000,000         3,171,510
       FSA Insured, 5.00%, 6/15/23 .........................................................          1,000,000         1,050,740
       FSA Insured, 5.00%, 6/15/25 .........................................................          1,000,000         1,044,540
    Clackamas County Hospital Facility Authority Revenue,
       Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22 ..........................          2,125,000         2,081,225
       Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26 ..........................          1,000,000           936,080
       Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 ...................................          2,500,000         2,586,925
       Willamette Falls Hospital Project, 6.00%, 4/01/19 ...................................          1,000,000         1,014,660
       Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 ............................            500,000           508,040
       Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 ............................          1,500,000         1,508,700
    Clackamas County School District No. 7J Lake Oswego GO,
       MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ..........................................          5,000,000         5,332,850
       Refunding, FSA Insured, 5.25%, 6/01/25 ..............................................          3,075,000         3,432,530
    Clackamas County School District No. 12 North Clackamas GO, Series A, FSA Insured,
       4.75%, 6/15/31 ......................................................................          7,385,000         7,460,549
    Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded, 5.00%,
       6/15/25 .............................................................................          5,000,000         5,336,950
    Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36 ................          1,000,000           962,210
    Columbia Gorge Community College District GO, MBIA Insured, 5.00%, 6/15/22 .............          1,000,000         1,043,920
    Coos County School District No. 13 GO, FSA Insured,
       5.00%, 6/15/22 ......................................................................             55,000            56,842
       Pre-Refunded, 5.00%, 6/15/22 ........................................................          2,465,000         2,658,601
    Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%,
       12/15/20 ............................................................................          2,750,000         2,954,600
    Deschutes and Jefferson Counties School District No. 2J Redmond GO, Series A, FGIC
       Insured, 5.00%, 6/15/21 .............................................................          1,000,000         1,042,760
    Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured,
       Pre-Refunded, 5.125%, 6/15/21 .......................................................          3,500,000         3,748,535
    Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,
       Series B, AMBAC Insured, 5.375%, 1/01/35 ............................................          7,000,000         7,117,600
    Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%,
       11/01/21 ............................................................................          1,000,000         1,065,720
    Gresham Stormwater Revenue, FGIC Insured, Pre-Refunded, 5.30%, 5/01/21 .................          1,190,000         1,276,989
    High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30  ..............          1,010,000         1,014,212
    Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 ............................................          5,360,000         5,510,723


                   160 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN OREGON TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
    ------------------------------------                                                       ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project,
       Radian Insured, 5.375%,
       10/01/26 ............................................................................   $      2,000,000   $     2,009,200
       10/01/31 ............................................................................          2,000,000         1,988,000
    Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
       12/01/27 ............................................................................          1,000,000         1,028,600
       12/01/32 ............................................................................          1,000,000         1,017,190
       12/01/37 ............................................................................          1,475,000         1,494,795
    Jackson County School District No. 4 GO, FSA Insured,
       5.00%, 6/15/20 ......................................................................          1,450,000         1,504,390
       Pre-Refunded, 5.00%, 6/15/20 ........................................................            550,000           587,065
    Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured, 4.75%,
       6/15/20 .............................................................................          2,155,000         2,243,161
    Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
       6/15/20 .............................................................................          1,680,000         1,793,215
       6/15/21 .............................................................................          1,500,000         1,601,085
    Jackson County School District No. 549C Medford GO,
       5.00%, 6/15/33 ......................................................................          3,225,000         3,325,039
       Series B, FSA Insured, 5.00%, 12/15/32 ..............................................          5,765,000         5,932,243
    Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31 .................          3,500,000         3,532,585
    Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center
       Project,
       Pre-Refunded, 6.25%, 9/01/31 ........................................................          3,290,000         3,738,888
       Refunding, 6.25%, 9/01/31 ...........................................................          1,960,000         1,982,403
       Refunding, Assured Guaranty, 5.00%, 9/01/36 .........................................          5,000,000         5,046,700
    Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding,
       FSA Insured, 4.75%, 6/15/25 .........................................................          3,510,000         3,579,533
    Lane County Metropolitan Wastewater Management Commission Revenue, FGIC Insured, 4.75%,
       11/01/26 ............................................................................          1,615,000         1,630,552
    Lane County School District No. 4J Eugene GO, FSA Insured, 4.75%, 7/01/22 ..............          5,150,000         5,264,587
    Lane County School District No. 19 Springfield GO, FSA Insured, zero cpn.,
       6/15/27 .............................................................................          5,580,000         2,120,233
       6/15/28 .............................................................................          2,000,000           715,240
       6/15/29 .............................................................................          1,925,000           647,301
    Lane County School District No. 52 Bethel GO, Refunding, FSA Insured, 5.00%, 6/15/20 ...          5,700,000         5,940,312
    Lebanon GO, AMBAC Insured, 5.00%,
       6/01/25 .............................................................................          1,635,000         1,705,959
       6/01/27 .............................................................................          1,675,000         1,736,372
    Linn County Community School District No. 9 GO,
       Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21 .................................          1,155,000         1,280,179
       Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30 .................................          9,495,000        10,546,002
       MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 .........................................          5,000,000         5,303,300
    Linn County School District No. 55 GO, Sweet Home, FSA Insured, Pre-Refunded, 5.00%,
       6/15/29 .............................................................................          1,000,000         1,067,390
    Medford Hospital Facilities Authority Revenue, Asante Health System,
       Refunding, Series A, MBIA Insured, 5.00%, 8/15/18 ...................................          2,570,000         2,600,994
       Refunding, Series A, MBIA Insured, 5.00%, 8/15/24 ...................................          1,715,000         1,731,344
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/24 ................................          3,585,000         3,643,435


                   Quarterly Statements of Investments | 161

Franklin Tax-Free Trust

    FRANKLIN OREGON TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
    ------------------------------------                                                       ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Multnomah County Educational Facilities Revenue, University of Portland Project,
       Pre-Refunded, 6.00%, 4/01/25 ........................................................   $      2,000,000   $     2,127,740
    Multnomah County School District No. 7 Reynolds GO, Series 2005, MBIA Insured, 5.00%,
       6/01/35 .............................................................................          3,220,000         3,262,568
    Multnomah County School District No. 40 GO, FSA Insured, Pre-Refunded, 5.00%,
       12/01/20 ............................................................................          3,490,000         3,714,302
    Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
       Pre-Refunded, 5.00%, 6/15/21 ........................................................          5,000,000         5,336,950
    Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital
       Appreciation, AMBAC Insured, zero cpn., 6/01/16 .....................................          2,260,000         1,634,907
    Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam
       Fishway Project, 5.20%, 12/01/24 ....................................................          5,000,000         5,006,300
    Oak Lodge Water District GO, AMBAC Insured,
       7.40%, 12/01/08 .....................................................................            215,000           220,706
       7.50%, 12/01/09 .....................................................................            215,000           220,777
    Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 ...............          3,745,000         3,886,935
    Oregon Health and Science University Revenue,
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 7/01/21 .........         11,480,000         6,039,284
       Series A, MBIA Insured, 5.00%, 7/01/32 ..............................................         24,750,000        25,031,160
    Oregon State Department of Administrative Services COP,
       FSA Insured, 4.625%, 5/01/30 ........................................................          7,795,000         7,852,839
       Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 ..................................         10,000,000        10,143,000
       Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 ..................................          7,500,000         7,689,450
       Refunding, Series B, FSA Insured, 5.00%, 5/01/21 ....................................          1,930,000         2,027,484
       Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ...............................          2,000,000         2,154,520
       Series A, FSA Insured, 5.00%, 5/01/23 ...............................................          2,695,000         2,818,081
       Series A, FSA Insured, 5.00%, 5/01/30 ...............................................         13,205,000        13,584,908
       Series B, FGIC Insured, 5.00%, 11/01/30 .............................................         19,100,000        19,418,397
    Oregon State Department of Administrative Services Lottery Revenue, Oregon
       Administration, Lottery, Series A, FSA Insured, 5.00%,
       4/01/25 .............................................................................          5,000,000         5,250,750
       4/01/27 .............................................................................          4,000,000         4,173,720
    Oregon State Department of Transportation Highway User Tax Revenue,
       Refunding, Series A, 5.00%, 11/15/25 ................................................          1,295,000         1,347,758
       Refunding, Series A, 5.00%, 11/15/29 ................................................          3,330,000         3,427,835
       senior lien, Series A, 4.50%, 11/15/32 ..............................................         20,000,000        19,882,200
       Series A, 5.00%, 11/15/28 ...........................................................         15,000,000        15,483,150
       Series A, 5.00%, 11/15/31 ...........................................................         15,540,000        16,047,536
       Series A, Pre-Refunded, 5.125%, 11/15/23 ............................................          5,000,000         5,445,700
       Series A, Pre-Refunded, 5.125%, 11/15/26 ............................................         14,200,000        15,465,788
(a) Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 ..........          7,910,000         7,230,926
    Oregon State Facilities Authority Revenue,
       Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%, 7/01/35              3,660,000         3,633,026
       University of Portland Projects, Series A, 5.00%, 4/01/32 ...........................          6,545,000         6,246,548
       Willamette University Projects, Refunding, Series A, FGIC Insured, 5.00%, 10/01/35 ..          5,210,000         5,186,555


                    162 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN OREGON TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
    ------------------------------------                                                       ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Oregon State GO,
       Elderly and Disabled Housing, Series A, 6.00%, 8/01/15 ..............................   $        910,000   $       910,082
       Elderly and Disabled Housing, Series A, 6.00%, 8/01/21 ..............................            455,000           455,041
       Elderly and Disabled Housing, Series A, 5.375%, 8/01/28 .............................          1,435,000         1,418,368
       Elderly and Disabled Housing, Series A, 4.70%, 8/01/42 ..............................          3,205,000         2,788,831
       Elderly and Disabled Housing, Series B, 6.10%, 8/01/17 ..............................          1,410,000         1,410,550
       Elderly and Disabled Housing, Series B, 6.25%, 8/01/23 ..............................          2,015,000         2,015,141
       Elderly and Disabled Housing, Series C, 6.50%, 8/01/22 ..............................            335,000           336,035
       State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30 ................          1,705,000         1,756,576
       State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29 ................          7,745,000         7,967,591
       State Board of Higher Education, Series A, 5.00%, 8/01/31 ...........................          2,695,000         2,778,572
       State Board of Higher Education, Series A, 5.00%, 8/01/36 ...........................          2,715,000         2,782,441
       State Board of Higher Education, Series A, 5.00%, 8/01/37 ...........................          5,555,000         5,706,651
       State Board of Higher Education, Series A, Pre-Refunded, 5.60%, 8/01/25 .............          8,000,000         8,394,720
       State Board of Higher Education, Series A, Pre-Refunded, 5.50%, 8/01/29 .............          2,000,000         2,096,400
       State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31 .............          2,000,000         2,137,040
       State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35 .............          6,000,000         6,640,980
       State Board of Higher Education, Series C, 5.00%, 8/01/37 ...........................          1,115,000         1,145,440
       Veteran's Welfare, Series 77, 5.30%, 10/01/29 .......................................          1,595,000         1,580,805
       Veteran's Welfare, Series A, 5.70%, 10/01/32 ........................................          2,280,000         2,306,425
    Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
       Peacehealth, AMBAC Insured, 5.00%, 11/15/26 .........................................          5,500,000         5,607,360
       Reed College Project, Series A, 5.75%, 7/01/32 ......................................         10,735,000        11,283,022
    Oregon State Housing and Community Services Department MFHR, Series B, 6.00%,
       7/01/31 .............................................................................          5,000,000         5,030,650
    Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
       Series A, 6.35%, 7/01/14 ............................................................            450,000           451,382
       Series A, 6.40%, 7/01/18 ............................................................            235,000           235,038
       Series A, 6.45%, 7/01/26 ............................................................            570,000           570,319
       Series C, 6.20%, 7/01/15 ............................................................            440,000           440,194
       Series C, 6.40%, 7/01/26 ............................................................            260,000           260,143
       Series D, 6.80%, 7/01/27 ............................................................            380,000           380,106
       Series H, FHA Insured, 5.75%, 7/01/30 ...............................................          1,325,000         1,328,935
    Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
       5.80%, 6/15/20 ......................................................................          1,985,000         2,122,044
    Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 .......................            945,000           934,388
    Port of Portland International Airport Revenue, Portland International Airport,
       Refunding, Series D, FGIC Insured, 5.00%, 7/01/23 ...................................          3,000,000         3,004,260
       Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 ...............................          2,800,000         3,153,920
       Series 12C, FGIC Insured, 5.00%, 7/01/18 ............................................          1,500,000         1,524,435
       Series A, AMBAC Insured, 5.50%, 7/01/24 .............................................         22,000,000        22,493,240
    Port St. Helens PCR, Portland General Electric Co. Project, Series A, 5.25%, 8/01/14....          3,600,000         3,600,540
    Portland Community College District GO, Series B, Pre-Refunded, 5.00%,
       6/01/20 .............................................................................          7,185,000         7,652,600
       6/01/21 .............................................................................          6,290,000         6,699,353


                   Quarterly Statements of Investments | 163

Franklin Tax-Free Trust

    FRANKLIN OREGON TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
    ------------------------------------                                                       ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Portland GO,
       Central City Streetcar Project, Series A, 4.75%, 4/01/21 ............................   $      3,600,000   $     3,619,764
       Limited Tax, Series A, 5.00%, 4/01/18 ...............................................          1,000,000         1,000,770
       Limited Tax, Series A, 5.00%, 6/01/24 ...............................................         10,000,000        10,320,800
       Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 ................................          6,315,000         6,473,949
       Limited Tax, Series B, zero cpn., 6/01/21 ...........................................          1,000,000           537,240
    Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, MBIA
       Insured,
       6.00%, 7/01/33 ......................................................................          2,000,000         2,023,540
    Portland MFR,
       Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 .............................            925,000           928,182
       Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 ........          3,170,000         3,189,020
    Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC
       Insured,
       5.00%, 6/15/21 ......................................................................          3,000,000         3,122,940
    Portland Sewer System Revenue,
       first lien, Series A, FSA Insured, 5.00%, 10/01/24 ..................................          6,235,000         6,505,661
       second lien, Refunding, Series A, FSA Insured, 5.00%, 6/01/23 .......................          2,500,000         2,592,625
       second lien, Series B, MBIA Insured, 5.00%, 6/15/28 .................................          5,105,000         5,240,742
    Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Refunding,
       Series A,
       FGIC Insured, 5.00%,
       6/15/24 .............................................................................          1,295,000         1,321,120
       6/15/25 .............................................................................          2,385,000         2,427,381
    Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
       AMBAC Insured, 5.50%, 6/15/20 .......................................................          3,000,000         3,136,710
    Portland Water System Revenue,
       MBIA Insured, 4.50%, 10/01/27 .......................................................          1,000,000           987,230
       MBIA Insured, 4.50%, 10/01/28 .......................................................          3,895,000         3,818,502
       second lien, Series A, MBIA Insured, 4.375%, 10/01/25 ...............................          3,415,000         3,359,779
    Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 .....................................          1,260,000         1,294,688
    Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.00%,
       8/15/27 .............................................................................         11,000,000        10,945,440
       8/15/36 .............................................................................         27,000,000        26,126,010
    Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 ..................          9,500,000         9,795,545
    Southwestern Community College District GO, MBIA Insured, Pre-Refunded, 5.00%,
       6/01/28 .............................................................................          1,100,000         1,207,800
    Sunrise Water Authority Water Revenue, sub. lien,
       Series B, XLCA Insured, 5.00%, 9/01/25 ..............................................          1,160,000         1,166,206
       XLCA Insured, 5.00%, 3/01/25 ........................................................          1,660,000         1,741,141
    Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, FSA Insured,
       5.00%, 6/15/25 ......................................................................          1,560,000         1,629,482
    Tri-County Metropolitan Transportation District Revenue, Limited Obligation, Airport
       Light Rail, Series 1, Pre-Refunded, 5.65%, 6/01/29 ..................................         14,080,000        14,738,662
    Washington and Clackamas Counties Tigard-Tualatin School District No. 23J GO, MBIA
       Insured,
    Pre-Refunded, 5.00%, 6/15/22 ...........................................................          7,000,000         7,549,780


                   164 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN OREGON TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
    ------------------------------------                                                       ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    OREGON (CONTINUED)
    Washington Clackamas and Yamhill Counties School District No. 88J GO, Sherwood,
       Series A, MBIA Insured, zero cpn., 6/15/27 ..........................................   $      3,500,000   $     1,295,805
       Series A, MBIA Insured, zero cpn., 6/15/28 ..........................................          2,960,000         1,030,021
       Series A, MBIA Insured, zero cpn., 12/15/31 .........................................          3,515,000           991,828
       Series B, MBIA Insured, 4.50%, 12/15/31 .............................................          2,900,000         2,793,918
    Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured, 5.00%,
       10/01/19 ............................................................................          3,905,000         4,024,024
    Washington County GO,
       Obligations, Refunding, 5.00%, 6/01/24 ..............................................          3,680,000         3,890,496
       Obligations, Refunding, 4.375%, 6/01/26 .............................................          1,000,000           990,780
       Pre-Refunded, 5.00%, 6/01/26 ........................................................         10,000,000        10,650,800
    Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22 ...          4,155,000         4,478,384
    Washington County Unified Sewer Agency Revenue, senior lien, Refunding, Series A, 6.20%,
       10/01/10 ............................................................................            470,000           470,855
    Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO,
       FSA Insured, 5.60%, 4/01/20 .........................................................          1,000,000         1,058,610
    Yamhill County McMinnville School District No. 40 GO, FSA Insured, 5.00%, 6/15/28 ......          4,000,000         4,162,080
                                                                                                                  ---------------
                                                                                                                      710,244,356
                                                                                                                  ---------------
    U.S. TERRITORIES 16.8%
    PUERTO RICO 15.9%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.625%, 5/15/43 ..........................................................         10,000,000         9,370,900
    Puerto Rico Commonwealth GO, Public Improvement,
       Refunding, Series A, 5.50%, 7/01/32 .................................................         15,000,000        15,231,150
       Series A, 5.00%, 7/01/29 ............................................................         10,000,000         9,833,300
       Series A, 5.125%, 7/01/31 ...........................................................          9,885,000         9,733,364
       Series A, Pre-Refunded, 5.00%, 7/01/27 ..............................................         10,000,000        10,773,500
       Series A, Pre-Refunded, 5.125%, 7/01/31 .............................................          5,115,000         5,483,229
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       Pre-Refunded, 5.50%, 7/01/36 ........................................................         13,000,000        14,903,330
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ...................................         10,000,000         9,908,700
       Series D, Pre-Refunded, 5.375%, 7/01/36 .............................................         10,000,000        10,796,700
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31 .......................................................          6,250,000         6,215,875
    Puerto Rico Electric Power Authority Power Revenue,
       Series II, FSA Insured, Pre-Refunded, 5.125%, 7/01/26 ...............................          9,150,000        10,019,433
       Series II, Pre-Refunded, 5.25%, 7/01/31 .............................................         12,000,000        13,173,240
       Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ...............................         10,000,000        11,038,100
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.50%, 8/01/29 ...........................................................          5,000,000         5,381,300
                                                                                                                  ---------------
                                                                                                                      141,862,121
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 165

Franklin Tax-Free Trust

    FRANKLIN OREGON TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT        VALUE
    ------------------------------------                                                       ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 0.9%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/15 ............................................................................   $      1,635,000   $     1,655,863
       10/01/18 ............................................................................          2,400,000         2,427,864
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
       7/01/18 .............................................................................          2,500,000         2,455,925
       7/01/21 .............................................................................          1,400,000         1,357,580
                                                                                                                  ---------------
                                                                                                                        7,897,232
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                          149,759,353
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $835,670,057) ........................................                          860,003,709
                                                                                                                  ===============
    SHORT TERM INVESTMENTS 1.8%
    MUNICIPAL BONDS 1.8%
    OREGON 1.3%
(b) Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Daily VRDN
    and Put, 1.40%, 8/15/37 ................................................................          6,800,000         6,800,000
(b) Multnomah County Hospital Facilities Authority Revenue, Holladay Park Plaza Project,
    Refunding, Daily VRDN and Put, 1.45%, 11/15/33 .........................................          2,100,000         2,100,000
(b) Oregon State GO, Veterans Welfare, Series 85, Daily VRDN and Put, 1.30%, 6/01/41 .......          2,500,000         2,500,000
                                                                                                                  ---------------
                                                                                                                       11,400,000
                                                                                                                  ---------------
    U.S. TERRITORY 0.5%
    PUERTO RICO 0.5%
(b) Puerto Rico Commonwealth GO,
    Public Improvement, Refunding, Series A-3, FSA Insured, Daily VRDN and Put, 1.25%,
    7/01/29 ................................................................................          2,000,000         2,000,000
    Refunding, Series A-6, Daily VRDN and Put, 1.00%, 7/01/33 ..............................          1,500,000         1,500,000
(b) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA
    Insured, Weekly VRDN and Put, 2.40%, 12/01/15 ..........................................          1,500,000         1,500,000
                                                                                                                  ---------------
                                                                                                                        5,000,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $16,400,000) ........................................                           16,400,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $852,070,057) 98.3% ............................................                          876,403,709
    OTHER ASSETS, LESS LIABILITIES 1.7% ....................................................                           14,869,412
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   891,273,121
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                  166 | See Notes to Statements of Investments.
                      | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS 97.5%
    MUNICIPAL BONDS 97.5%
    PENNSYLVANIA 89.4%
    Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
       Refunding, FGIC Insured, 5.75%, 1/01/18 .............................................   $      1,000,000   $     1,003,740
    Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 ...................................          4,000,000         4,060,760
    Allegheny County GO,
       MBIA Insured, Pre-Refunded, 5.00%, 11/01/27 .........................................          1,000,000         1,085,430
       Notes, Series C-60, FSA Insured, 5.00%, 11/01/27 ....................................          3,000,000         3,137,340
    (a) Series C-61, Assured Guaranty, 5.00%, 12/01/33 .....................................          5,000,000         5,173,400
    Allegheny County Higher Education Building Authority University Revenue, Duquesne
       University, Series A, XLCA Insured, 5.00%,
          3/01/29 ..........................................................................          5,000,000         5,047,550
          3/01/33 ..........................................................................          6,630,000         6,659,039
    Allegheny County Hospital Development Authority Revenue,
       Health Center, Canterbury Place, Refunding, MBIA Insured, 5.375%, 12/01/21 ..........          4,500,000         4,552,110
       Health System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ................         10,000,000        11,149,700
    Allegheny County IDAR,
       County Guaranteed, Refunding, Series B, MBIA Insured, 5.00%, 11/01/29 ...............          1,485,000         1,505,434
       County Guaranteed, Series B, MBIA Insured, Pre-Refunded, 5.00%, 11/01/29 ............          7,515,000         8,157,006
       Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 .....................          2,000,000         2,025,280
       Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 ....................         10,000,000         9,802,400
       Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 .....................          7,530,000         7,463,134
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 11/01/29 ...............................          5,000,000         5,427,150
    Allegheny County Port Authority Special Revenue, Transportation,
       MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 .........................................         15,000,000        15,609,600
       Refunding, FGIC Insured, 5.00%, 3/01/25 .............................................         13,250,000        13,130,352
       Refunding, FGIC Insured, 5.00%, 3/01/29 .............................................         16,500,000        15,960,945
    Allegheny County Residential Finance Authority Mortgage Revenue, SFM,
       Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19 ...............................            265,000           265,882
       Refunding, Series DD-2, GNMA Secured, 5.40%, 11/01/29 ...............................          1,250,000         1,237,575
       Series II-2, GNMA Secured, 5.90%, 11/01/32 ..........................................            780,000           788,876
    Allegheny County Sanitation Authority Sewer Revenue,
       FGIC Insured, 5.00%, 12/01/37 .......................................................         11,745,000        11,744,883
       Refunding, Series A, MBIA Insured, 5.00%, 12/01/30 ..................................          7,000,000         7,052,150
    Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 .....................          1,550,000         1,591,804
    Allentown Parking Authority Parking Revenue, FSA Insured, 5.00%, 11/15/35 ..............          4,430,000         4,568,748
    Armstrong County GO, Refunding, MBIA Insured, 5.40%, 6/01/31 ...........................          2,500,000         2,567,250
    Bedford County GO, AMBAC Insured, 5.00%, 9/01/35 .......................................          6,000,000         6,108,960
    Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 ......................................          3,675,000         3,741,811
    Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31  .............          4,000,000         4,381,920
    Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ...........          1,600,000         1,641,376
    Catasauqua Area School District GO, Refunding, FSA Insured, 5.00%, 2/15/36 .............          6,000,000         6,149,760
    Chichester School District GO, FSA Insured, 5.00%, 3/15/26 .............................          1,830,000         1,889,310
    Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
       5.55%, 7/01/09 ......................................................................          2,365,000         2,390,708
       5.60%, 7/01/10 ......................................................................            600,000           606,450
       5.75%, 7/01/12 ......................................................................          1,795,000         1,814,314
       5.75%, 7/01/17 ......................................................................          2,200,000         2,213,068
       5.625%, 7/01/21 .....................................................................          1,500,000         1,500,465


                    Quarterly Statements of Investments | 167

Franklin Tax-Free Trust

    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Connellsville Area School District GO, Series B, FSA Insured, 5.00%, 11/15/37 ..........   $      1,000,000   $     1,020,020
    Council Rock School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
       11/15/22 ............................................................................          5,180,000         5,566,065
    Cumberland County Municipal Authority College Revenue, Dickinson College,
       Assn. of Independent Colleges and Universities of Pennsylvania Financing Program,
          Series A, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 ...........................          1,200,000         1,289,436
          Series GG1, MBIA Insured, 5.00%, 5/01/34 .........................................          7,610,000         7,752,079
    Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
       Series B, MBIA Insured, ETM, 6.25%, 7/01/16 .........................................          5,000,000         5,598,750
    Delaware County Authority College Revenue,
          Cabrini College, Radian Insured, Pre-Refunded, 5.875%, 7/01/29 ...................          5,245,000         5,467,440
          Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29 ......................          1,140,000         1,146,589
          Eastern College, Series C, 5.625%, 10/01/28 ......................................          2,210,000         2,140,915
          Haverford College, 5.75%, 11/15/29 ...............................................          3,500,000         3,705,905
          Haverford College, 6.00%, 11/15/30 ...............................................          1,750,000         1,878,048
    Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A, 5.00%,
       12/15/31 ............................................................................          5,000,000         4,061,000
    Delaware County Authority Revenue,
       Dunwoody Village Project, Pre-Refunded, 6.25%, 4/01/30 ..............................          1,800,000         1,922,940
       Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 .................         10,800,000        11,849,868
    Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
       6/01/29 .............................................................................          2,000,000         2,007,400
    Delaware County University Authority Revenue, Villanova University, Series A, MBIA
       Insured, 5.00%, 12/01/28 ............................................................          3,000,000         3,030,030
    Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
       AMBAC Insured, 5.60%, 7/01/17 .......................................................          5,000,000         5,640,200
    Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
       11/01/35 ............................................................................          6,000,000         6,019,140
    Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
       Refunding, Series B, 6.00%, 9/01/16 .................................................            600,000           606,636
    Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 .......................................          5,000,000         5,089,600
    Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 ...................          3,000,000         3,228,000
    Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 ..........          3,610,000         3,707,145
    Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
       7/01/27 .............................................................................          1,500,000         1,381,830
    Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured,
       5.00%, 11/01/29 .....................................................................          1,250,000         1,284,413
    Johnstown RDA Sewer Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/15/34 .......          1,825,000         2,009,325
    Lancaster County Hospital Authority Revenue, Health Center,
       Masonic Homes Project, 5.00%, 11/01/31 ..............................................          3,000,000         2,923,140
       Willow Valley Retirement Project, 5.875%, 6/01/21 ...................................          1,000,000         1,027,390
    Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
       12/01/32 ............................................................................          1,700,000         1,736,074
       12/01/35 ............................................................................          2,500,000         2,547,300
    Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31 ..............................          1,500,000         1,475,430
    Lehigh County General Purpose Authority Revenues, Lehigh Valley Hospital, Health
       Network,
       Series A, MBIA Insured, 5.00%, 7/01/28 ..............................................          4,000,000         4,027,240
       Series B, FSA Insured, 5.25%, 7/01/19 ...............................................          2,750,000         2,889,095


                    168 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
(a) Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health, Series B, FSA
       Insured, 5.00%, 7/01/35 .............................................................   $     11,250,000   $    11,167,087
    Lower Merion School District GO, 5.00%, 9/01/32 ........................................          5,000,000         5,179,350
    Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 ...................          1,000,000         1,021,980
    Lycoming County Authority College Revenue, Pennsylvania College of Technology,
       AMBAC Insured, 5.25%, 5/01/32 .......................................................          5,030,000         5,141,917
       Refunding, AMBAC Insured, 5.35%, 7/01/26 ............................................          2,400,000         2,471,352
    Mercer County GO, FGIC Insured, 5.00%, 10/01/31 ........................................          2,000,000         2,007,140
    Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30  ..............          5,000,000         5,050,100
    Monroe County Hospital Authority Revenue, Hospital, Pocono Medical Center,
       5.00%, 1/01/27 ......................................................................          1,000,000           936,700
       5.125%, 1/01/37 .....................................................................          2,000,000         1,817,740
       5.25%, 1/01/43 ......................................................................          2,000,000         1,825,460
    Montgomery County GO, 5.00%, 9/15/22 ...................................................          3,335,000         3,439,486
    Montgomery County Higher Education and Health Authority Revenue, Faulkeways at Gwynedd
       Project, Pre-Refunded, 6.75%,
          11/15/24 .........................................................................            400,000           429,832
          11/15/30 .........................................................................          1,000,000         1,074,580
    Montgomery County IDA Retirement Community Revenue,
       Acts Retirement Communities, Refunding, Series B, 5.00%, 11/15/22 ...................          1,000,000           937,300
       Adult Community Total Services Retirement-Life Communities Inc., 5.25%, 11/15/28  ...          5,000,000         4,724,400
    Montour School District GO, FSA Insured, 5.00%,
       4/01/32 .............................................................................          5,000,000         5,154,400
       4/01/37 .............................................................................         13,000,000        13,353,860
    Muhlenberg School District GO, Series AA, FGIC Insured,
       5.00%, 9/01/22 ......................................................................          1,390,000         1,425,640
       Pre-Refunded, 6.00%, 9/01/23 ........................................................          4,000,000         4,321,400
    Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27  ........          5,000,000         5,392,800
    Northampton Boro Municipal Authority Water Revenue, MBIA Insured,
       5.00%, 5/15/34 ......................................................................            445,000           453,233
       Pre-Refunded, 5.00%, 5/15/34 ........................................................          1,955,000         2,145,280
    Northeastern York School District GO, Series B, FGIC Insured, 5.00%,
       4/01/30 .............................................................................          1,000,000         1,022,850
       4/01/31 .............................................................................          2,000,000         2,041,360
    Norwin School District GO,
       FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..........................................          5,000,000         5,323,950
       FSA Insured, 5.00%, 4/01/37 .........................................................         10,000,000        10,272,200
       FSA Insured, Pre-Refunded, 5.00%, 4/01/35 ...........................................          3,000,000         3,314,190
       Series A, MBIA Insured, 5.00%, 4/01/30 ..............................................          1,000,000         1,010,950
       Series B, MBIA Insured, Pre-Refunded, 5.00%, 4/01/31 ................................          6,390,000         6,696,400
    Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22  ..............          2,835,000         3,050,545
    Pennsylvania Economic Development Financing Authority Revenue, Lincoln University,
       Series A, FGIC Insured, 5.00%, 6/01/33 ..............................................          3,325,000         3,362,705
    Pennsylvania HFAR,
       Future Income Growth Securities, SFM, Series 64, zero cpn. to 10/01/08, 5.25%
          thereafter, 4/01/30 ..............................................................          3,050,000         2,948,283
       SFM, Refunding, Series 63A, zero cpn., 4/01/30 ......................................         10,885,000         2,927,194
       SFM, Refunding, Series 72A, 5.25%, 4/01/21 ..........................................          7,000,000         7,008,540


                    Quarterly Statements of Investments | 169

Franklin Tax-Free Trust

    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Pennsylvania State Higher Educational Facilities Authority College and University
       Revenues,
       Allegheny College, Series B, 6.125%, 11/01/13 .......................................   $         90,000   $        90,157
       Drexel University, MBIA Insured, 5.75%, 5/01/22 .....................................          3,095,000         3,130,747
       Marywood University Project, MBIA Insured, Pre-Refunded, 5.65%, 6/01/25 .............          2,500,000         2,662,125
    Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
       Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured,
          5.875%, 11/15/21 .................................................................         17,000,000        17,087,210
    Pennsylvania State Higher Educational Facilities Authority Revenue,
       Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 ..................................          1,500,000         1,528,935
       Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37 ........................          5,000,000         5,138,500
       Drexel University, Series A, 5.00%, 5/01/20 .........................................          1,485,000         1,522,080
       Drexel University, Series A, 5.20%, 5/01/29 .........................................            750,000           759,383
       Drexel University, Series A, MBIA Insured, 5.00%, 5/01/37 ...........................         25,525,000        26,159,296
       La Salle University, Series A, 5.00%, 5/01/37 .......................................          2,500,000         2,319,950
       Philadelphia University, Refunding, 5.00%, 6/01/30 ..................................          2,295,000         2,126,226
       Scranton University, Refunding, Series A, XLCA Insured, 5.00%, 11/01/35 .............          5,000,000         5,032,250
       State System of Higher Education, MBIA Insured, 5.00%, 6/15/37 ......................          7,000,000         7,168,490
       State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 .............          3,140,000         3,172,311
       Temple University, First Series, MBIA Insured, Pre-Refunded, 5.00%, 7/15/31 .........          1,500,000         1,617,540
       Temple University, Refunding, MBIA Insured, 5.00%, 4/01/28 ..........................          5,000,000         5,113,350
       Temple University, Refunding, MBIA Insured, 5.00%, 4/01/33 ..........................         10,000,000        10,141,600
       Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38 ............          5,000,000         5,116,900
       University Sciences Philadelphia, Assured Guaranty, 5.00%, 11/01/32 .................          5,000,000         5,176,300
       University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%,
       11/01/36 ............................................................................          8,315,000         8,357,989
       Widener University, 5.00%, 7/15/31 ..................................................            500,000           474,375
       Widener University, 5.00%, 7/15/39 ..................................................          5,750,000         5,347,787
    Pennsylvania State Public School Building Authority Lease Revenue, School District of
       Philadelphia Project,
       FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ...........................................         37,170,000        40,502,662
       Refunding, Series B, FSA Insured, 5.00%, 6/01/26 ....................................         10,000,000        10,414,100
       Refunding, Series B, FSA Insured, 4.75%, 6/01/30 ....................................          5,000,000         5,059,200
    Pennsylvania State Public School Building Authority Revenue,
       Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28 .......................          1,000,000         1,025,920
       Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 ........................          2,500,000         2,577,675
       Lehigh Career and Technical Institution, MBIA Insured, Pre-Refunded, 5.00%,
          10/01/31 .........................................................................          1,000,000         1,073,630
    Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA
       Insured, 5.00%, 12/01/24 ............................................................          1,655,000         1,702,151
    Pre-R efunded, 5.00%, 12/01/31 .........................................................          5,000,000         5,476,300
    Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
       7/15/28 .............................................................................         10,000,000        10,768,000
       7/15/31 .............................................................................         10,000,000        10,768,000
    Pennsylvania State Turnpike Commission Turnpike Revenue,
       Series A, AMBAC Insured, 5.00%, 12/01/34 ............................................          5,000,000         5,113,950
       Series R, AMBAC Insured, 5.00%, 12/01/26 ............................................          2,000,000         2,062,840
       Series R, AMBAC Insured, 5.00%, 12/01/30 ............................................         11,125,000        11,403,792
    Pennsylvania State University Revenue, 5.00%, 9/01/35 ..................................          1,000,000         1,022,470


                   170 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Philadelphia Authority for IDR,
       Cultural and Commercial Corridors Program, Series A, FGIC Insured, 5.00%, 12/01/23 ..   $      6,205,000   $     6,222,002
       Cultural and Commercial Corridors Program, Series A, FGIC Insured, 5.00%, 12/01/25 ..          5,690,000         5,618,135
       Please Touch Museum Project, 5.25%, 9/01/36 .........................................          7,210,000         6,605,658
       Series B, AMBAC Insured, 5.25%, 7/01/31 .............................................          2,000,000         2,034,640
    Philadelphia Gas Works Revenue, Twelfth Series B, MBIA Insured, ETM, 7.00%, 5/15/20 ....            865,000         1,036,919
    Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue,
       Temple University Health System, Refunding, Series A,
          5.50%, 7/01/30 ...................................................................          5,000,000         4,684,450
          5.00%, 7/01/34 ...................................................................          5,000,000         4,309,550
    Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured,
       5.00%, 12/01/21 .....................................................................          5,000,000         5,224,250
    Philadelphia IDA Lease Revenue, Series B, FSA Insured, Pre-Refunded, 5.125%,
       10/01/26 ............................................................................         12,000,000        13,040,760
    Philadelphia Parking Authority Airport Parking Revenue, FSA Insured, 5.25%,
       9/01/22 .............................................................................          3,250,000         3,329,463
       9/01/29 .............................................................................         13,000,000        13,306,670
    Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
       4/15/31 .............................................................................         14,565,000        14,349,438
    Philadelphia School District GO,
       Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 ................................          8,000,000         8,461,200
       Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34 ...............................          5,000,000         5,509,550
    Philadelphia Water and Wastewater Revenue, Series A,
       FGIC Insured, 5.00%, 11/01/31 .......................................................          2,765,000         2,769,203
       FGIC Insured, Pre-Refunded, 5.00%, 11/01/31 .........................................            250,000           269,745
       FSA Insured, 5.00%, 7/01/28 .........................................................          5,000,000         5,165,200
       FSA Insured, 5.00%, 7/01/29 .........................................................         11,645,000        11,994,117
       FSA Insured, 5.00%, 7/01/35 .........................................................          4,500,000         4,607,505
    Pine-Richland School District GO, FSA Insured, 5.00%, 7/15/35 ..........................            200,000           205,408
    Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded,
       6.00%, 12/01/24 .....................................................................          2,000,000         2,143,240
    Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30 ..........          1,310,000         1,312,974
    Pittsburgh Urban RDA Tax Allocation, Pre-Refunded, 6.10%, 5/01/19 ......................          1,000,000         1,038,360
    Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ........            915,000         1,037,088
    Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30  ..............          8,870,000         9,540,483
    Reading Area Water Authority Water Revenue, FSA Insured, 5.00%, 12/01/27 ...............          3,685,000         3,833,837
    Reading School District GO, FSA Insured, 5.00%, 1/15/36 ................................         23,790,000        24,440,419
    Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
       Refunding, Series A, 5.875%, 12/01/31 ...............................................            555,000           570,501
       Series A, Pre-Refunded, 5.875%, 12/01/31 ............................................          1,945,000         2,152,045
    Scranton School District GO, Series C, FSA Insured, 5.00%, 7/15/38 .....................          5,000,000         5,142,000
    Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton,
       XLCA Insured, 5.00%, 11/01/37 .......................................................          8,125,000         8,142,794
    Seneca Valley School District GO, MBIA Insured, Pre-Refunded, 5.375%, 1/01/21  .........          2,000,000         2,165,480
    Southcentral General Authority Revenue,
      Wellspan Health Obligated, MBIA Insured, ETM, 5.25%, 5/15/31 .........................          1,875,000         1,925,288
      Wellspan Health Obligated, MBIA Insured, Pre-Refunded, 5.25%, 5/15/31 ................          8,125,000         8,790,356
      York College of Pennsylvania, Associates, XLCA Insured, 5.00%, 5/01/37 ...............          2,090,000         2,101,850


                   Quarterly Statements of Investments | 171

Franklin Tax-Free Trust

    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%,
       9/01/25 .............................................................................   $      6,900,000   $     7,468,353
    Southmoreland School District GO, MBIA Insured, 5.00%, 4/01/27 .........................          5,025,000         5,179,870
    State Public School Building Authority College Revenue,
       Delaware County Community College Project, FSA Insured, 5.00%, 10/01/32  ............          1,000,000         1,033,670
    (a) Montgomery County Community College, FSA Insured, 5.00%, 5/01/28 ...................          1,225,000         1,278,459
       Westmoreland County Community College, FGIC Insured, 5.25%, 10/15/22 ................          2,170,000         2,228,525
    State Public School Building Authority School Revenue, Northwestern School District
       Project, Series E, FGIC Insured, Pre-Refunded, 5.75%, 1/15/19 .......................          3,000,000         3,069,720
    Susquehanna Area Regional Airport Authority Revenue, Series A, AMBAC Insured, 5.00%,
       1/01/28 .............................................................................          2,000,000         1,906,300
    Susquehanna Area Regional Airport Authority System Revenue, Series A, 6.50%, 1/01/38 ...          4,000,000         4,011,040
    Twin Valley School District GO, FSA Insured, 5.00%, 4/01/23 ............................          2,915,000         3,055,503
    Upper St. Clair Township School District GO,
       FSA Insured, Pre-Refunded, 5.00%, 7/15/28 ...........................................            465,000           502,223
       Refunding, FSA Insured, 5.00%, 7/15/28 ..............................................            535,000           546,733
    Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
       AMBAC Insured, 6.15%, 12/01/29 ......................................................          1,000,000         1,005,400
    Washington County GO,
       Refunding, Series A, AMBAC Insured, 5.125%, 9/01/27 .................................          4,295,000         4,398,982
       Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27 ..............................            705,000           766,561
    West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
       9/01/19 .............................................................................          2,000,000         2,020,340
       9/01/20 .............................................................................          3,805,000         3,830,646
    Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%,
       3/01/37 .............................................................................          4,500,000         4,086,450
    Wyoming Area School District GO, Refunding, Series A, MBIA Insured, 5.00%, 9/01/26 .....          5,005,000         5,160,105
                                                                                                                  ---------------
                                                                                                                      888,527,976
                                                                                                                  ---------------
    U.S. TERRITORIES 8.1%
    PUERTO RICO 7.6%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/44 ......................................................................          2,100,000         2,195,151
    Puerto Rico Commonwealth GO,
       Public Improvement, Series A, 5.00%, 7/01/29 ........................................          4,000,000         3,933,320
       Public Improvement, Series A, 5.00%, 7/01/33 ........................................         13,960,000        13,551,670
       Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/27 ..........................          5,000,000         5,386,750
       Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/33 ..........................         16,040,000        17,499,961
       Series A, 5.00%, 7/01/28 ............................................................          5,000,000         4,863,950
       Series A, 5.25%, 7/01/37 ............................................................         10,000,000         9,925,800
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
       7/01/37 .............................................................................          7,010,000         6,770,048
    Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/32 ..........          5,100,000         5,029,518
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36 ....          5,950,000         5,741,036
                                                                                                                  ---------------
                                                                                                                       74,897,204
                                                                                                                  ---------------


                    172 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
    ------------------------------------------                                                 ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 0.5%
    Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ...   $      5,000,000   $     4,887,250
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                           79,784,454
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $945,880,981) ........................................                          968,312,430
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 3.0%
    MUNICIPAL BONDS 3.0%
    PENNSYLVANIA 3.0%
(b) Allegheny County Higher Education Building Authority University Revenue, Carnegie Mellon
       University, Daily VRDN and Put, 1.09%, 12/01/33 .....................................          2,600,000         2,600,000
(b) Daniel Boone Area School District Revenue, AMBAC Insured, Daily VRDN and Put, 2.20%,
       7/01/20 .............................................................................          3,900,000         3,900,000
(b) Delaware Valley Regional Finance Authority Local Government Revenue, Series A, Weekly
       VRDN and Put, 1.47%,
       12/01/18 ............................................................................          1,100,000         1,100,000
       12/01/20 ............................................................................            700,000           700,000
(b) Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, 1.60%,
       12/01/28 ............................................................................          1,600,000         1,600,000
(b) York General Authority Pooled Financing Revenue,
       Sub Series 1996-B, AMBAC Insured, Weekly VRDN and Put, 3.20%, 9/01/26 ...............         16,105,000        16,105,000
       Sub Series A, AMBAC Insured, Weekly VRDN and Put, 3.60%, 9/01/26 ....................          4,075,000         4,075,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $30,080,000) ........................................                           30,080,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $975,960,981) 100.5% ...........................................                          998,392,430
    OTHER ASSETS, LESS LIABILITIES (0.5)% ..................................................                           (4,791,954)
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   993,600,476
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                     Quarterly Statements of Investments |
                 See Notes to Statements of Investments. | 173

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

    FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS 96.2%
    MUNICIPAL BONDS 96.2%
    VIRGINIA 78.8%
    Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital,
       Refunding, 5.375%, 7/01/28 ..........................................................   $      5,000,000   $     5,027,500
    Alexandria IDA Educational Facilities Revenue, Episcopal High School,
       Pre-Refunded, 5.875%, 1/01/29 .......................................................          2,500,000         2,582,425
    Arlington County GO, Public Improvement, Pre-Refunded, 5.00%, 2/01/22 ..................          2,060,000         2,207,578
(a) Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
       6.30%, 12/01/25 .....................................................................          2,000,000         1,817,000
       Series A, 6.55%, 12/01/25 ...........................................................          5,000,000         4,665,450
    Bristol Utility System Revenue, ETM, 5.00%, 7/15/21 ....................................          1,245,000         1,336,931
    Capital Region Airport Commission Airport Revenue, FSA Insured, 5.00%,
       7/01/31 .............................................................................          2,000,000         2,060,600
       7/01/38 .............................................................................          5,895,000         6,044,969
    Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 ......................          1,000,000         1,030,010
    Charlotte County IDA, Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37..          2,500,000         2,343,150
    Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
       7/15/19 .............................................................................          3,045,000         3,099,962
       7/15/32 .............................................................................          8,000,000         8,066,400
    Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured, 5.00%, 2/15/30 ..          1,410,000         1,439,314
    Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured, 5.375%,
       9/01/29 .............................................................................          8,000,000         8,213,520
    Fairfax County IDAR, Health Care, Inova Health System Project, Refunding, Series A,
       5.00%,
       8/15/18 .............................................................................          2,100,000         2,111,004
       8/15/25 .............................................................................          5,000,000         5,006,100
    Fairfax County Redevelopment and Housing Authority MFHR, Paul Spring Center, Refunding,
       Series A, FHA Insured,
       5.90%, 6/15/17 ......................................................................            960,000           974,304
       6.00%, 12/15/28 .....................................................................          1,000,000         1,011,900
    Fairfax County Water Authority Water Revenue,
       Pre-Refunded, 5.00%, 4/01/27 ........................................................          2,830,000         3,041,458
       Refunding, 5.00%, 4/01/27 ...........................................................         11,420,000        11,743,186
    Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
       Series B, FSA Insured, 5.00%,
       4/01/29 .............................................................................          7,115,000         7,295,081
       4/01/35 .............................................................................          6,000,000         6,121,020
    Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured,
       Pre-Refunded,
       5.50%, 11/01/30 .....................................................................          1,715,000         1,859,060
    Greater Richmond Convention Center Authority Hotel Tax Revenue,
       Convention Center Expansion Project, Pre-Refunded, 6.125%, 6/15/29 ..................          8,000,000         8,671,600
       Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32 ...................          8,175,000         8,881,483
       Refunding, MBIA Insured, 5.00%, 6/15/30 .............................................         17,555,000        17,835,353
    Hampton Convention Center Revenue, Refunding, AMBAC Insured,
       5.25%, 1/15/23 ......................................................................          3,000,000         3,135,870
       5.125%, 1/15/28 .....................................................................          2,605,000         2,677,497
       5.00%, 1/15/35 ......................................................................          8,600,000         8,741,126
    Hampton Redevelopment and Housing Authority Senior Living Assn. Revenue, Refunding,
       Series A, GNMA Secured, 6.00%, 1/20/26 ..............................................          1,060,000         1,082,928
    Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA
       Insured, 5.00%, 7/01/28 .............................................................         10,000,000        10,003,300


                    174 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    VIRGINIA (CONTINUED)
    Hampton Roads Sanitation District Wastewater Revenue, Hampton Roads,
       5.00%, 4/01/33 ......................................................................   $      9,000,000   $     9,317,430
       Refunding, 5.00%, 4/01/38 ...........................................................          5,000,000         5,156,350
    Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 ..........................................          1,000,000         1,089,940
    Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured,
       5.00%,
       8/15/42 .............................................................................          8,595,000         8,750,570
       8/15/46 .............................................................................         15,000,000        15,271,500
    Isle Wight County IDA Environmental Improvement Revenue, International Paper Co.
       Project, Series A, 6.60%, 5/01/24 ...................................................          2,000,000         2,023,100
    Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18 ......          4,155,000         4,196,425
    King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32 ......................          3,595,000         3,681,172
    Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded,
       6.10%, 6/01/32 ......................................................................          1,500,000         1,685,820
    Loudoun County Sanitation Authority Water and Sewer Revenue, 5.00%, 1/01/33 ............         10,060,000        10,314,417
    Manassas Park GO, Series A, CIFG Insured, 5.00%, 4/01/29 ...............................          5,545,000         5,704,031
    Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
       5/15/28 .............................................................................         1,000,000         1,028,920
    Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured,
       Pre-Refunded,
       5.875%, 8/01/21 .....................................................................          1,420,000         1,509,219
       6.10%, 8/01/26 ......................................................................          1,725,000         1,837,798
    Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%,
       1/15/22 .............................................................................          1,000,000         1,080,290
    Newport News EDA, EDR, Series A, 5.00%, 1/15/31 ........................................          6,000,000         6,160,140
    Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured,
       6.25%, 8/01/36 ......................................................................          2,950,000         2,992,746
    Newport News Water Revenue, FSA Insured, 5.00%, 6/01/37 ................................          2,345,000         2,418,656
    Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 .............          1,440,000         1,421,712
    Norfolk GO, Capital Improvements, Series B, FSA Insured, Pre-Refunded, 5.00%, 7/01/22 ..          1,720,000         1,856,465
    Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 ...................................          5,000,000         5,008,150
    Northwestern Regional Jail Authority Jail Facilities Revenue, MBIA Insured, 5.00%,
       7/01/33 .............................................................................          2,600,000         2,657,382
    Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, Pre-Refunded,
       5.00%, 2/01/34 ......................................................................          1,000,000         1,080,630
    Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital
       Project, Refunding, FHA Insured, 8.70%, 8/01/23 .....................................             50,000            54,114
    Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%,
       7/15/33 .............................................................................          1,000,000         1,037,300
    Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
       AMBAC Insured, 6.00%, 12/01/33 ......................................................          2,080,000         2,107,893
    Prince William County Service Authority Water and Sewer System Revenue,
       FGIC Insured, 5.50%, 7/01/29 ........................................................          5,000,000         5,246,700
       Refunding, 5.00%, 7/01/32 ...........................................................          7,045,000         7,239,019
    Richmond GO, FGIC Insured, 5.00%, 7/15/19 ..............................................          3,690,000         3,860,404
    Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%,
       1/01/31 .............................................................................          4,400,000         4,546,696
    Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%,
       8/01/22 .............................................................................          2,000,000         2,050,320
    Richmond Public Utility Revenue,
       FSA Insured, 5.00%, 1/15/35 .........................................................          3,500,000         3,598,980
       FSA Insured, Pre-Refunded, 5.00%, 1/15/33 ...........................................          8,500,000         9,101,970
       Refunding, FSA Insured, 5.00%, 1/15/37 ..............................................          6,785,000         6,966,160


                    Quarterly Statements of Investments | 175

Franklin Tax-Free Trust

    FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    VIRGINIA (CONTINUED)
    Riverside Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
       7/01/28 .............................................................................   $      7,000,000   $     7,179,480
       7/01/32 .............................................................................         22,000,000        22,368,280
    Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%,
       10/15/37 ............................................................................         10,000,000        10,369,900
    Stafford County and Staunton IDAR, Virginia Municipal League Assn. Counties Program,
       Series A, MBIA Insured, 5.25%, 8/01/31 ..............................................          5,000,000         5,232,550
       Series C, MBIA Insured, 5.00%, 8/01/35 ..............................................          7,735,000         7,897,744
       XLCA Insured, 5.00%, 8/01/37 ........................................................          3,985,000         4,067,529
    Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligation,
       5.25%, 6/15/37 ......................................................................          5,000,000         4,919,400
    University of Virginia Revenue,
       General, 5.00%, 6/01/37 .............................................................          5,000,000         5,130,450
       Series B, 5.00%, 6/01/33 ............................................................         14,000,000        14,328,580
    Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27 ...........          5,635,000         5,882,038
    Virginia Beach Water and Sewer Revenue, Pre-Refunded, 5.25%, 8/01/21 ...................          1,865,000         1,980,145
    Virginia College Building Authority Educational Facilities Revenue,
       21st Century College Program, Pre-Refunded, 5.00%, 2/01/21 ..........................          1,000,000         1,052,440
       Hampton University Project, Pre-Refunded, 6.00%, 4/01/20 ............................          1,500,000         1,611,555
       Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/21 .............          5,000,000         5,387,900
       Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/31 .............          4,050,000         4,364,199
    Virginia Commonwealth Transportation Board Transportation Revenue,
       Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 .......          8,920,000         9,131,226
       U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/24 ..          2,000,000         2,128,280
       U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/26 ..         10,000,000        10,641,400
    Virginia Port Authority Port Facility Revenue, MBIA Insured, 4.75%, 7/01/28  ...........          1,500,000         1,500,840
    Virginia State HDA, MFHR,
       Series C, 5.30%, 11/01/16 ...........................................................          1,000,000         1,021,000
       Series H, 5.55%, 5/01/15 ............................................................          1,000,000         1,018,990
    Virginia State HDA Rental Housing Revenue,
       Series J, 5.80%, 2/01/19 ............................................................          2,000,000         2,023,900
       Series L, 5.75%, 2/01/15 ............................................................          1,000,000         1,021,780
    Virginia State Public School Authority GO, School Financing,
       Series A, 5.00%, 8/01/20 ............................................................          3,000,000         3,124,470
       Series A, 5.00%, 8/01/21 ............................................................          4,000,000         4,155,080
       Series C, 5.00%, 8/01/22 ............................................................          2,000,000         2,074,520
       Series C, 5.00%, 8/01/26 ............................................................         10,925,000        11,227,185
    Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%,
       8/01/27 .............................................................................          3,000,000         3,031,770
    Virginia State Resources Authority Infrastructure Revenue,
       Senior Series A, 5.00%, 11/01/31 ....................................................          5,000,000         5,173,200
       Senior Series A, 5.00%, 11/01/36 ....................................................          4,915,000         5,071,346
       Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33 ...................          5,000,000         5,125,850
       Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32 .................          2,505,000         2,598,161
    Virginia State Resources Authority Water and Sewer System Revenue,
       Rapidan Service Authority, Refunding, 5.30%, 10/01/18 ...............................          1,610,000         1,640,381
       Tuckahoe Service District Project, 5.00%, 11/01/35 ..................................          2,000,000         2,047,220


                    176 | Quarterly Statements of Investments

Franklin Tax-Free Trust

    FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    VIRGINIA (CONTINUED)
    Winchester IDA Hospital Revenue, Valley Health System Obligated, 5.25%, 1/01/37 ........   $      5,000,000   $     5,020,350
    York County Sewer Revenue, Pre-Refunded, 5.875%,
       6/01/24 .............................................................................            500,000           525,000
       6/01/29 .............................................................................          1,500,000         1,575,000
                                                                                                                  ---------------
                                                                                                                      474,828,637
                                                                                                                  ---------------
    DISTRICT OF COLUMBIA 3.8%
    Metropolitan Washington D.C. Airports Authority Airport System Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 ..................................          1,000,000           976,150
       Refunding, Series A, FSA Insured, 5.00%, 10/01/32 ...................................         10,000,000         9,698,100
       Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32 ...............................          6,655,000         7,280,437
    Metropolitan Washington D.C. Airports Authority General Airport Revenue, Refunding,
       Series A, FGIC Insured, 5.00%, 10/01/27 .............................................          5,000,000         4,843,100
                                                                                                                  ---------------
                                                                                                                       22,797,787
                                                                                                                  ---------------
    U.S. TERRITORIES 13.6%
    PUERTO RICO 13.1%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/38 ......................................................................          1,100,000         1,158,586
       Assured Guaranty, 5.00%, 7/01/28 ....................................................          7,000,000         7,212,100
    Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.00%, 7/01/29 ......................................................................          8,000,000         7,866,640
       5.125%, 7/01/31 .....................................................................          3,315,000         3,264,148
       5.00%, 7/01/33 ......................................................................            900,000           873,675
       Pre-Refunded, 5.125%, 7/01/31 .......................................................          1,685,000         1,806,303
       Pre-Refunded, 5.00%, 7/01/33 ........................................................          1,100,000         1,200,122
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       Pre-Refunded, 5.50%, 7/01/36 ........................................................          4,500,000         5,158,845
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series D, Pre-Refunded, 5.375%, 7/01/36 .............................................          5,000,000         5,398,350
       Series D, Pre-Refunded, 5.25%, 7/01/38 ..............................................          3,000,000         3,224,820
       Series G, 5.00%, 7/01/33 ............................................................          1,695,000         1,657,015
       Series G, Pre-Refunded, 5.00%, 7/01/33 ..............................................          3,305,000         3,605,821
    Puerto Rico Electric Power Authority Power Revenue,
       Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ................................          5,910,000         6,317,554
       Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ...............................          5,000,000         5,519,050
       Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ...............................          1,000,000         1,103,810
       Series TT, 5.00%, 7/01/32 ...........................................................         10,000,000         9,861,800
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ....          2,580,000         2,619,474
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ................................................          1,315,000         1,325,217
       Refunding, Series N, 5.00%, 7/01/32 .................................................          5,000,000         4,797,100
       Series D, Pre-Refunded, 5.375%, 7/01/33 .............................................          3,685,000         3,978,584
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
       Pre-Refunded, 5.70%, 8/01/25 ........................................................          1,000,000         1,049,130
                                                                                                                  ---------------
                                                                                                                       78,998,144
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 177

Franklin Tax-Free Trust

    FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
    --------------------------------------                                                     ----------------   ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 0.5%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/15 ............................................................................   $      1,500,000   $     1,519,140
       10/01/18 ............................................................................          1,500,000         1,517,415
                                                                                                                  ---------------
                                                                                                                        3,036,555
                                                                                                                  ---------------
    TOTAL U.S. TERRITORIES .................................................................                           82,034,699
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS (COST $567,080,870) ........................................                          579,661,123
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 1.7%
    MUNICIPAL BONDS 1.7%
    VIRGINIA 1.7%
(b) Loudoun County Sanitation Authority Water and Sewer Revenue, System, Parity  Indebtness,
       Weekly VRDN and Put, 1.56%, 1/01/30 .................................................          2,875,000         2,875,000
(b) Roanoke IDA Hospital Revenue, Carilion Health System, Refunding,
       Series C-1, FSA Insured, Daily VRDN and Put, 1.40%, 7/01/27 .........................          1,400,000         1,400,000
       Series C-2, FSA Insured, Daily VRDN and Put, 1.30%, 7/01/27 .........................          1,400,000         1,400,000
(b) Virginia College Building Authority Educational Facilities Revenue, 21st Century College
       Program, Series C, Daily VRDN and Put, 1.30%, 2/01/26 ...............................          1,100,000         1,100,000
(b) Virginia Commonwealth University Revenue, General, Series B, AMBAC Insured, Daily VRDN
       and Put, 1.70%, 11/01/30 ............................................................          3,200,000         3,200,000
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $9,975,000) .........................................                            9,975,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $577,055,870) 97.9% ............................................                          589,636,123
    OTHER ASSETS, LESS LIABILITIES 2.1% ....................................................                           12,794,047
                                                                                                                  ---------------
    NET ASSETS 100.0% ......................................................................                      $   602,430,170
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 179.

(a) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                 178 | See Notes to Statements of Investments.
                     | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT   - Improvement Bond Act of 1915
ABAG       - The Association of Bay Area Governments
ACA        - American Capital Access Holdings Inc.
AD         - Assessment District
AMBAC      - American Municipal Bond Assurance Corp.
BHAC       - Brookshire Hathaway Assurance Corp.
BIG        - Bond Investors Guaranty Insurance Co.
             (acquired by MBIA in 1989 and no longer does
             business under this name)
CDA        - Community Development Authority/Agency
CDD        - Community Development District
CDR        - Community Development Revenue
CFD        - Community Facilities District
CIFG       - CDC IXIS Financial Guaranty
COP        - Certificate of Participation
CRDA       - Community Redevelopment Authority/Agency
EDA        - Economic Development Authority
EDC        - Economic Development Corp.
EDR        - Economic Development Revenue
ETM        - Escrow to Maturity
FGIC       - Financial Guaranty Insurance Co.
FHA        - Federal Housing Authority/Agency
FICO       - Financing Corp.
FNMA       - Federal National Mortgage Association
FSA        - Financial Security Assurance Inc.
GNMA       - Government National Mortgage Association
GO         - General Obligation
HDA        - Housing Development Authority/Agency
HDC        - Housing Development Corp.
HFA        - Housing Finance Authority/Agency
HFAR       - Housing Finance Authority Revenue
HFC        - Housing Finance Corp.
HMR        - Home Mortgage Revenue
ID         - Improvement District
IDA        - Industrial Development Authority/Agency
IDAR       - Industrial Development Authority Revenue
IDB        - Industrial Development Bond/Board
IDR        - Industrial Development Revenue
ISD        - Independent School District
MAC        - Municipal Assistance Corp.
MBIA       - Municipal Bond Investors Assurance Corp.
MBS        - Mortgage-Backed Security
MF         - Multi-Family
MFH        - Multi-Family Housing
MFHR       - Multi-Family Housing Revenue
MFMR       - Multi-Family Mortgage Revenue
MFR        - Multi-Family Revenue
MTA        - Metropolitan Transit Authority
PBA        - Public Building Authority
PCC        - Pollution Control Corp.
PCFA       - Pollution Control Financing Authority
PCR        - Pollution Control Revenue
PFAR       - Public Financing Authority Revenue
PUD        - Public Utility District
RDA        - Redevelopment Agency/Authority
RDAR       - Redevelopment Agency Revenue
RMR        - Residential Mortgage Revenue
SF         - Single Family
SFHR       - Single Family Housing Revenue
SFM        - Single Family Mortgage
SFMR       - Single Family Mortgage Revenue
SFR        - Single Family Revenue
TECP       - Tax-Exempt Commercial Paper
USD        - Unified/Union School District
VHA        - Volunteer Hospital of America
XLCA       - XL Capital Assurance


                     Quarterly Statements of Investments |
                 See Notes to Statements of Investments. | 179

Franklin Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-four funds (Funds). All Funds are diversified, except the Franklin Double Tax-Free Income Fund, which is non-diversified. Effective May 21, 2008, the Franklin Florida Insured Tax-Free Income Fund merged into the Franklin Insured Tax-Free Income Fund.

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At May 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FRANKLIN        FRANKLIN        FRANKLIN
                                                   ALABAMA         ARIZONA        COLORADO
                                                  TAX-FREE        TAX-FREE        TAX-FREE
                                                 INCOME FUND     INCOME FUND     INCOME FUND
                                                ------------   --------------   ------------
Cost of investments .........................   $277,862,066   $1,053,545,730   $542,754,960
                                                ============   ==============   ============
Unrealized appreciation .....................   $  8,980,550   $   36,437,780   $ 18,508,046
Unrealized depreciation .....................     (1,952,194)     (15,613,230)    (8,044,177)
                                                ------------   --------------   ------------
Net unrealized appreciation (depreciation) ..   $  7,028,356   $   20,824,550   $ 10,463,869
                                                ============   ==============   ============


                   180 | Quarterly Statements of Investments

Franklin Tax-Free Trust

3. INCOME TAXES (CONTINUED)

                                                                                  FRANKLIN
                                                  FRANKLIN       FRANKLIN          FEDERAL
                                                CONNECTICUT       DOUBLE      INTERMEDIATE-TERM
                                                  TAX-FREE       TAX-FREE         TAX-FREE
                                                 INCOME FUND    INCOME FUND      INCOME FUND
                                                ------------   ------------   -----------------
Cost of investments .........................   $395,933,817   $566,824,084     $780,692,713
                                                ============   ============     ============
Unrealized appreciation .....................   $  9,893,891   $ 15,527,698     $ 16,259,507
Unrealized depreciation .....................     (3,494,060)   (10,567,092)      (3,761,885)
                                                ------------   ------------     ------------
Net unrealized appreciation (depreciation) ..   $  6,399,831   $  4,960,606     $ 12,497,622
                                                ============   ============     ============

                                                  FRANKLIN
                                                   FEDERAL        FRANKLIN         FRANKLIN
                                                LIMITED-TERM       FLORIDA         GEORGIA
                                                  TAX-FREE        TAX-FREE         TAX-FREE
                                                 INCOME FUND     INCOME FUND      INCOME FUND
                                                ------------   ---------------   -------------
Cost of investments .........................   $55,357,183    $1,419,141,034    $338,246,079
                                                ===========    ==============    =============
Unrealized appreciation .....................   $   358,694    $   68,827,984    $ 11,235,030
Unrealized depreciation .....................      (117,938)       (8,755,973)     (2,537,505)
                                                -----------    --------------    -------------
Net unrealized appreciation (depreciation) ..   $   240,756    $   60,072,011    $  8,697,525
                                                ===========    ==============    =============

                                                   FRANKLIN        FRANKLIN         FRANKLIN
                                                  HIGH YIELD        INSURED         KENTUCKY
                                                   TAX-FREE        TAX-FREE         TAX-FREE
                                                 INCOME FUND      INCOME FUND      INCOME FUND
                                                --------------   --------------   -------------
Cost of investments .........................   $6,027,135,853   $2,334,138,335   $155,049,974
                                                ==============   ==============   ============
Unrealized appreciation .....................   $  240,487,820   $   67,753,604   $  4,073,337
Unrealized depreciation .....................     (209,971,407)     (14,905,496)    (1,820,414)
                                                --------------   --------------   ------------
Net unrealized appreciation (depreciation) ..   $   30,516,413   $   52,848,108   $  2,252,923
                                                ==============   ==============   ============

                                                  FRANKLIN       FRANKLIN          FRANKLIN
                                                 LOUISIANA       MARYLAND        MASSACHUSETTS
                                                  TAX-FREE       TAX-FREE      INSURED TAX-FREE
                                                INCOME FUND     INCOME FUND       INCOME FUND
                                                ------------   -------------   -----------------
Cost of investments .........................   $289,785,410   $ 528,110,580     $525,935,349
                                                ============   =============     ============

Unrealized appreciation .....................   $  5,990,147   $  11,919,863     $ 18,361,972
Unrealized depreciation .....................    (3,614,904)    (10,447,794)      (2,050,407)
                                                ------------   -------------     ------------
Net unrealized appreciation (depreciation) ..   $  2,375,243   $   1,472,069     $ 16,311,565
                                                ============   =============     ============

                                                    FRANKLIN           FRANKLIN          FRANKLIN
                                                    MICHIGAN          MINNESOTA          MISSOURI
                                                INSURED TAX-FREE   INSURED TAX-FREE      TAX-FREE
                                                   INCOME FUND       INCOME FUND        INCOME FUND
                                                ----------------   ----------------   -------------
Cost of investments .........................    $1,519,451,156      $663,572,322      $733,974,368
                                                 ==============      ============      ============

Unrealized appreciation .....................    $   57,590,017      $ 17,510,670      $ 21,826,210
Unrealized depreciation .....................        (5,753,901)       (2,073,398)       (8,895,647)
                                                 --------------      ------------      ------------
Net unrealized appreciation (depreciation) ..    $   51,836,116      $ 15,437,272      $ 12,930,563
                                                 ==============      ============      ============


                    Quarterly Statements of Investments | 181

Franklin Tax-Free Trust

3. INCOME TAXES (CONTINUED)

                                                   FRANKLIN         FRANKLIN          FRANKLIN
                                                  NEW JERSEY     NORTH CAROLINA     OHIO INSURED
                                                   TAX-FREE         TAX-FREE         TAX-FREE
                                                  INCOME FUND     INCOME FUND       INCOME FUND
                                                --------------   --------------    --------------
Cost of investments .........................   $1,370,942,261    $876,700,193    $1,270,416,313
                                                ==============    ============    ==============
Unrealized appreciation .....................   $   50,296,313    $ 19,001,116    $   50,429,489
Unrealized depreciation .....................      (14,339,168)     (8,646,338)       (6,564,027)
                                                --------------    ------------    --------------
Net unrealized appreciation (depreciation) ..   $   35,957,145    $ 10,354,778    $   43,865,462
                                                ==============    ============    ==============

                                                  FRANKLIN       FRANKLIN       FRANKLIN
                                                   OREGON      PENNSYLVANIA     VIRGINIA
                                                  TAX-FREE       TAX-FREE       TAX-FREE
                                                 INCOME FUND    INCOME FUND    INCOME FUND
                                                ------------   ------------   ------------
Cost of investments .........................   $852,074,059   $976,580,879   $577,027,429
                                                ============   ============   ============
Unrealized appreciation .....................   $ 31,087,080   $ 31,950,468   $ 17,208,382
Unrealized depreciation .....................     (6,757,430)   (10,138,917)    (4,599,688)
                                                ------------   ------------   ------------
Net unrealized appreciation (depreciation) ..   $ 24,329,650   $ 21,811,551   $ 12,608,694
                                                ============   ============   ============

4. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on March 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


                   182 | Quarterly Statements of Investments

Franklin Tax-Free Trust

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2008, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                   Quarterly Statements of Investments | 183

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 25, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  June 25, 2008






                                        Exhibit A




I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

7/25/2008


/S/GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer - Finance and Administration







I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

7/25/2008


/S/LAURA F. FERGERSON
Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer